                                      TRAK/(R)/
       ----------------------------------------
       Personalized Investment Advisory Service


                                CONSULTING GROUP
                                    CAPITAL
                                 MARKETS FUNDS


11.76 points                                                    11.76 points
  clipped                                                         clipped


                               Semi-Annual Report


                               February 28, 1999




                                     [LOGO OF SALOMON SMITH BARNEY APPEARS HERE]

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder Letter..........................................................   2
Schedules of Investments:
  Government Money Investments..............................................   4
  High Yield Investments....................................................   5
  Intermediate Fixed Income Investments.....................................   9
  Long-Term Bond Investments................................................  13
  Municipal Bond Investments................................................  15
  Mortgage Backed Investments...............................................  17
  Balanced Investments......................................................  19
  Large Capitalization Value Equity Investments.............................  26
  Large Capitalization Growth Investments...................................  41
  Small Capitalization Value Equity Investments.............................  53
  Small Capitalization Growth Investments...................................  77
  International Equity Investments.......................................... 104
  International Fixed Income Investments.................................... 128
  Emerging Markets Equity Investments....................................... 130
Statements of Assets and Liabilities........................................ 140
Statements of Operations.................................................... 142
Statements of Changes in Net Assets......................................... 144
Notes to Financial Statements............................................... 148
Financial Highlights........................................................ 160

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

Market Overview

  The first six months of the Consulting Group Capital Markets Funds ("Portfolios") fiscal year will be remembered as some of the most volatile, most written about and most analysed in the history of the financial markets. While a few U.S. large-capitalization stocks were leading the U.S. stock market to another record year, continued troubles in Asia and the emerging markets led to sell-offs in the U.S. and international equity markets in the third quarter of 1998. World stock markets rebounded in October and during the remainder of the fourth quarter, mainly because of three consecutive Federal Reserve rate cuts as well as an IMF-led bailout of Brazil. In January 1999, Europe began a new chapter in financial history with the successful launch of the new pan-European currency, the Euro.

U.S. Market Recap

  In September and October 1998, global turmoil from continuing concerns in the emerging markets sent investors to a "flight to quality" towards U.S. Government Treasuries and large capitalization U.S. stocks. This helped U.S. large capitalization stocks, as defined by the Russell 1000 Index, outperform other equity asset classes for the fourth year in a row. U.S. small capitalization stocks, however, continued to be shunned in favor of the more liquid large capitalization names. A more accurate summary of the past year would define the market as very uneven. Consider the following facts:

  . Excluding the five best trading days, the Standard & Poor's 500 Index
    ("S&P 500 Index"), a more narrow index for large capitalization stocks, would only be up by 1%; and excluding the five worst days, the gain would have been almost 51%.

  . Ten stocks in the S&P 500 Index were responsible for almost 50% of the overall increase in the index and 50 stocks were responsible for 94%.

  . Over 70% of the S&P 500 Index's companies lagged the Index's overall performance.

  Consulting Group's Asset Allocation Committee anticipates that the U.S. economy will continue to slow in 1999. While overall cyclical measures suggest that the U.S. economy is going strong, estimates of future corporate profits, a key indicator of stock market performance, continue to be revised downward.

  With the Federal Reserve's interest rate cuts in the third and fourth quarters of 1998, the yield on the 30-year U.S. Treasury Bond fell, at one point, to under 5%, thereby pushing bond prices up to historic levels. Consulting Group expects the themes of slower growth and subdued inflation to continue. Declining inflationary expectations could push the long bond below the 5% level again.

International Market Recap

  There was wide performance divergence between developed international and emerging markets equities. Developed international equities, as defined by the Morgan Stanley EAFE Index, benefited from the strong showing of European stock markets including France, Spain and Finland. In contrast, the well-publicized problems in Asian and Latin American countries caused their stock markets to fall.

  The initial reaction to European monetary union has been euphoric. While it remains an open question whether the union will continue to thrive -- growth rates in Europe have been trending down for some time -- on a relative basis, the European equity markets are still attractive. By comparison, Japan and the emerging markets are still struggling through recession, fiscal, monetary and/or banking turmoil. Although in many cases the situation in emerging markets has improved dramatically, Consulting Group maintains a cautious stance.

Consulting Group Capital Markets Funds

  During the six months ended February 28, 1999 only one fund, Long-Term Bond Investments had negative performance. The strong performance of the last six months across asset classes is somewhat of a surprise given the wrenching financial struggle that was experienced in 1998. With the re-evaluation of risk and liquidity, small-capitalization stocks and emerging markets names suffered severe downdrafts in share price, while large capitalization mega growth stocks seemed almost unfazed by the events swirling around the markets.

  Consulting Group, as investment manager, is responsible for hiring advisors that it determines will benefit shareholders, and changing advisors when appropriate. During the last six months, the Board of Trustees approved Consulting Group's recommendation that the following three investment advisory agreements be terminated: Berger Associates (Small Capitalization Growth Investments), Montgomery Asset Management (Small Capitalization Growth Investments) and Palley-Needleman Asset Management (Balanced Investments).

  During the same time period, the Board of Trustees approved, on the recommendation of the Consulting Group, the hiring of several new investment advisors. These new advisors were: Laurel Capital Advisors (Balanced Investments--Equity Portfolio), Seix Investment Advisors (Balanced Investments--Fixed Income Portfolio) and Barclays Global Fund Advisors (Large Capitalization Value Investments). If you have any additional questions about the advisory changes that have been mentioned, please contact your Financial Consultant who will forward to you the Information Statement that is sent out to shareholders whenever there is an advisory change.

  We wish to thank you for the confidence you have shown in Consulting Group and your Financial Consultant. As always, if you should have any questions or comments about your Consulting Group Capital Markets Funds', your Financial Consultant remains ready to assist you.


Sincerely,

/s/ Heath B. McLendon                 /s/ Frank L. Campanale


Heath B. McLendon                     Frank L. Campanale
Chairman of the Board of Trustees     Investment Officer of the Consulting
 of the Consulting Group Capital       Group Capital Markets Funds
 Markets Funds


March 29, 1999

 Schedules of Investments (unaudited)                         February 28, 1999
                          Government Money Investments

     FACE                                           ANNUALIZED
    AMOUNT                  SECURITY                   YIELD         VALUE
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 96.7%
                   Federal Home Loan Banks mature
 $ 40,115,000 3/17/99 to 5/21/99.................  4.76% to 4.99% $ 39,818,342
                 Federal Home Loan Mortgage Corp.
  113,897,000 mature 3/8/99 to 7/8/99............   4.69 to 5.03   113,022,878
                        Federal National Mortgage
                     Association mature 3/3/99 to
  158,840,000 8/3/99.............................   4.75 to 5.58   157,393,169
                Student Loan Mortgage Association
   15,000,000 matures 6/30/99....................      4.70         14,768,083
------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AGENCY
              DISCOUNT NOTES
              (Cost -- $325,002,472).............                  325,002,472
------------------------------------------------------------------------------
 MEDIUM-TERM NOTE -- 3.3%
   11,060,000 Federal National Mortgage
              Association mature 3/12/99 to
              8/6/99
              (Cost -- $11,070,865)..............   5.03 to 5.45    11,070,865
------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost --
               $336,073,337*)....................                 $336,073,337
------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                             High Yield Investments

    FACE
   AMOUNT   RATING(a)                  SECURITY                       VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS -- 96.9%
-------------------------------------------------------------------------------
 Aerospace/Defense -- 0.8%
                      Aircraft Service International Group, Sr.
 $1,000,000   B+      Notes, 11.000% due 8/15/05................   $  1,003,750
-------------------------------------------------------------------------------
 Air Transportation -- 0.3%
                      Canadian Airlines Corp., Sr. Notes,
    500,000   B-      10.000% due 5/1/05+.......................        424,375
-------------------------------------------------------------------------------
 Automotive -- 3.9%
                      Breed Technology, Sr. Sub. Notes, 9.250%
  2,000,000   B-      due 4/15/08...............................      1,020,000
                      Safelite Glass Corp., Sr. Sub. Notes:
  1,000,000   B-       9.875% due 12/15/06......................        940,000
  1,500,000   B-      Class B, 9.875% due 12/15/06..............      1,410,000
                      Special Devices Inc., Sr. Sub. Notes,
  1,750,000   B-      11.375% due 12/15/08......................      1,750,000
-------------------------------------------------------------------------------
                                                                      5,120,000
-------------------------------------------------------------------------------
 Broadcasting -- 4.4%
  1,500,000   B+      GCI Inc., Sr. Notes, 9.750% due 8/1/07+...      1,492,500
                      Goss Graphic Systems Inc., Sr. Sub. Notes,
  2,500,000   CCC+    12.000%, due 10/15/06+....................      1,000,000
                      Jones International Networks Ltd., Sr.
  2,000,000   B       Notes, 11.750% due 7/1/05.................      1,317,500
                      Optel Inc., Sr. Notes, 11.500% due
    750,000   B-      7/1/08....................................        733,125
                      Phoenix Color, Sr. Sub. Notes, 10.375% due
  1,200,000   B-      2/1/09....................................      1,215,000
-------------------------------------------------------------------------------
                                                                      5,758,125
-------------------------------------------------------------------------------
 Chemicals -- 5.1%
                      Aqua Chemical Inc., Sr. Sub. Notes,
  2,000,000   B-      11.250% due 7/1/08........................      1,800,000
                      Equistar Chemical Inc., Sr. Notes, 8.750%
  2,000,000   BBB-    due 2/15/09...............................      2,030,000
                      GEO Specialty Chemicals, Sr. Sub. Notes,
  1,000,000   B-      10.125% due 8/1/08........................        992,500
                      Great Lakes Carbon Co., Company Guaranty,
    500,000   B-      10.250% due 5/15/08.......................        516,875
                      Phillipp Brothers Chemicals, Company
  1,500,000   BBB     Guaranty, 9.875% due 6/1/08+..............      1,456,875
-------------------------------------------------------------------------------
                                                                      6,796,250
-------------------------------------------------------------------------------
 Communications -- 8.9%
                      AMSC Acquisition Co., Inc., Company
  2,000,000   NR      Guaranty, 12.250% due 4/1/08..............        960,000
                      Arch Communications Group, Sr. Discount
  1,000,000   CCC     Notes, 10.875% due 3/15/08+...............        545,000
                      Cellco Finance NV, Sr. Sub. Notes, 15.000%
  1,500,000   CCC+    due 8/1/05................................      1,410,000
                      Filtronic PLC, Sr. Notes, 10.000% due
  1,000,000   B       12/1/05...................................      1,032,500
                      ICG Services, Sr. Discount Notes, 9.875%
  2,250,000   NR      due 5/1/08................................      1,167,188
                      Intermedia Communications Inc., Sr. Notes,
  1,500,000   B       9.500% due 3/1/09.........................      1,492,500
                      ICO Global Communications, Units, 15.000%
  1,000,000   NR      due 8/1/05+...............................        700,000
                      Northeast Optic Network, Sr. Notes,
  1,000,000   NR      12.750% due 8/15/08+......................      1,022,500
                      Orion Network Systems Inc., Sr. Notes,
  2,000,000   B+      11.250% due 1/15/07.......................      1,940,000
                      Primus Telecom, Sr. Notes, 11.250% due
  1,500,000   B-      1/15/09...................................      1,518,750
-------------------------------------------------------------------------------
                                                                     11,788,438
-------------------------------------------------------------------------------
 Consumer Staples -- 9.4%
                      Bell Sports Inc., Sr. Sub. Notes, 11.000%
  1,000,000   B-      due 8/15/08...............................      1,015,000
                      Evenflo Co., Sr. Notes, 11.750% due
  1,000,000   B+      8/15/06...................................      1,031,250
                      Hedstrom Corp., Company Guaranty, 10.000%
  1,000,000   B-      due 6/1/07................................        853,750
                      Home Interiors & Gifts, Inc., Company
  1,500,000   B-      Guaranty, 10.125% due 6/1/08..............      1,518,750
                      Hosiery Corp. of America, Inc., Sr. Sub.
  1,500,000   B-      Notes, 13.750% due 8/1/02.................      1,618,125
                      Moll Industries, Sr. Sub. Notes, 10.500%
  1,500,000   B       due 7/1/08................................      1,361,250
                      Outsourcing Services Inc., Sr. Sub. Notes,
  2,000,000   B-      10.875% due 3/1/06........................      1,955,000
                      Salton/Maxim Housewares, Company Guaranty,
  2,000,000   B-      10.750% due 12/15/05......................      2,057,500
                      Syratech Corp., Sr. Notes, 11.000% due
  1,350,000   B-      4/15/07...................................      1,078,313
-------------------------------------------------------------------------------
                                                                     12,488,938
-------------------------------------------------------------------------------
 Electronics -- 1.5%
                      Elgar Holdings Inc., Sr. Notes, 9.875% due
  1,500,000   NR      2/1/08....................................      1,267,500
                      Pacific Aerospace & Electronics, Sr. Sub.
  1,000,000   B-      Notes, 11.250% due 8/1/05.................        758,750
-------------------------------------------------------------------------------
                                                                      2,026,250
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                             High Yield Investments

    FACE
   AMOUNT   RATING(a)                  SECURITY                       VALUE
-------------------------------------------------------------------------------
 Energy -- 8.9%
                      Belden & Blake Inc., Company Guaranty,
 $1,555,000   CCC     9.875% due 6/15/07........................   $  1,119,600
                      Chesapeake Energy Corp., Sr. Notes, 9.625%
  2,425,000   B+      due 5/1/05................................      1,721,750
                      Continental Resources, Sr. Sub. Notes,
  2,000,000   B-      10.250% due 8/1/08........................      1,547,500
                      Eagle Geophysical Inc., Sr. Notes, 10.750%
    500,000   B-      due 7/15/08...............................        289,375
                      Key Energy Services, Units, 14.000% due
  1,000,000   B-      1/15/09...................................      1,002,500
                      Michael Petroleum Corp., Sr. Notes,
  2,000,000   NR      11.500% due 4/1/05........................      1,447,500
                      Ocean Rig Norway, Company Guaranty,
  1,750,000   B-      10.250% due 6/1/08........................      1,299,375
                      Panaco Inc., Company Guaranty, 10.625% due
  2,000,000   B-      10/1/04+..................................      1,517,500
                      Parker Drilling, Sr. Notes, 9.750% due
  1,500,000   B+      11/15/06..................................      1,155,000
                      Queen Sand Resources, Company Guaranty,
  1,000,000   B       12.500% due 7/1/08........................        660,000
-------------------------------------------------------------------------------
                                                                     11,760,100
-------------------------------------------------------------------------------
 Entertainment -- 2.2%
                      Marvel Enterprises, Sr. Notes, 12.000% due
  2,000,000   NR      6/15/09...................................      2,025,000
                      TVN Entertainment Corp., Units, 14.000%
  1,000,000   NR      due 8/1/08................................        900,000
-------------------------------------------------------------------------------
                                                                      2,925,000
-------------------------------------------------------------------------------
 Financial -- 0.8%
                      Willis Corron Corp., Sr. Sub. Notes,
  1,000,000   B+      9.000% due 2/1/09.........................      1,001,250
-------------------------------------------------------------------------------
 Food -- 2.8%
                      Favorite Brands, Sr. Notes, 10.750% due
  1,500,000   B-      5/15/06...................................      1,168,125
                      Fresh Foods Inc., Sr. Notes, 10.750% due
  1,000,000   B       6/1/06....................................        977,500
                      RAB Enterprises, Sr. Notes, 10.500% due
  1,000,000   B-      5/1/05....................................        758,750
                      Richmont Marketing Specialists, Sr. Sub.
  1,000,000   CCC+    Notes, 10.125% due 12/15/07...............        726,250
-------------------------------------------------------------------------------
                                                                      3,630,625
-------------------------------------------------------------------------------
 Gaming -- 0.8%
                      Hollywood Park Inc., Sr. Sub. Notes,
  1,000,000   B       9.250% due 2/15/07........................        998,750
-------------------------------------------------------------------------------
 Industrial -- 17.5%
                      Amtrol Inc., Sr. Sub. Notes, 10.625% due
  2,004,000   B-      12/31/06+.................................      1,948,890
                      Anchor Lamina Inc., Sr. Sub. Notes, 9.875%
  2,000,000   B-      due 2/1/08................................      1,900,000
                      Axia Inc., Sr. Sub. Notes, 10.750% due
  1,000,000   B-      7/15/08...................................      1,011,250
                      Derby Cycle Corp., Sr. Notes, 10.000% due
  1,500,000   BBB     5/15/08...................................      1,380,000
                      Generac Portable Products, Sr. Sub. Notes,
  2,500,000   B-      11.250% due 7/1/06........................      2,600,000
                      Hexcel Corp., Sr. Sub. Notes, 9.750% due
  2,000,000   B+      1/15/09...................................      2,017,500
                      High Voltage Engineering, Sr. Notes,
  1,000,000   B+      10.500% due 8/15/04.......................        951,250
                      Imperial Home Decor Group, Sr. Sub. Notes,
  2,000,000   B-      11.000% due 3/15/08.......................      1,755,000
                      MVE Inc., Sr. Notes, 12.500% due
  1,880,000   B       2/15/02+..................................      2,011,600
                      Neenah Corp.:
    975,000   B-       Sr. Sub. Notes, 11.125% due 5/1/07.......      1,021,965
  1,500,000   B-       Sr. Sub. Notes, 11.125% due 5/1/07+......      1,571,250
                      Russell-Stanley Holdings Inc., Sr. Sub.
  1,700,000   B-      Notes, 10.875% due 2/15/09................      1,683,000
                      Tokheim Corp., Sr. Sub. Notes, 11.375% due
  1,000,000   B       8/1/08....................................      1,035,000
                      Viasystems Inc., Sr. Sub. Notes, 9.750%
  2,500,000   B-      due 6/1/07+...............................      2,312,500
-------------------------------------------------------------------------------
                                                                     23,199,205
-------------------------------------------------------------------------------
 Metals -- 3.7%
                      Commonwealth Aluminum Co., Sr. Sub. Notes,
  1,500,000   B-      10.750% due 10/1/06.......................      1,498,125
                      Continental Global Group, Sr. Notes,
  1,000,000   B       11.000% due 4/1/07........................        878,750
                      Golden Northwest Inc., First Mortgage,
  1,300,000   BB-     12.000% due 12/15/06......................      1,324,375
                      Metal Management Inc., Sr. Sub. Notes,
  2,000,000   B-      10.000% due 5/15/08.......................      1,197,500
-------------------------------------------------------------------------------
                                                                      4,898,750
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                             High Yield Investments

    FACE
   AMOUNT   RATING(a)                   SECURITY                       VALUE
-------------------------------------------------------------------------------
 Paper -- 7.7%
                      Crown Paper Corp., Sr. Sub. Notes, 11.000%
 $1,550,000    B      due 9/1/05.................................   $ 1,216,750
                      Domain Industries Ltd., Sr. Notes, 8.750%
  1,950,000    B+     due 3/15/04................................     1,443,000
                      Fonda Group, Inc., Sr. Sub. Notes, 9.500%
  2,275,000    B-     due 3/1/07+................................     1,942,280
                      Plainwell Inc., Sr. Sub. Notes, 11.000% due
  2,000,000    B-     3/1/08.....................................     1,562,500
                      Riverwood International Corp., Company
  2,000,000    B-     Guaranty, 10.625% due 8/1/07+..............     2,052,500
                      Stone Container Corp., Sr. Notes, 9.875%
  1,000,000    B      due 2/1/01.................................     1,018,750
                      Sweetheart Cup Co., Inc., Sr. Notes, 9.625%
  1,000,000    B+     due 9/1/00+................................       952,500
-------------------------------------------------------------------------------
                                                                     10,188,280
-------------------------------------------------------------------------------
 Real Estate -- 4.2%
                      Albecca Inc., Sr. Sub. Notes, 10.750% due
  1,000,000    B-     8/15/08....................................       967,500
                      DR Horton Inc., Company Guaranty, 8.000%
  1,300,000    BB     due 2/1/09.................................     1,295,125
                      LNR Property Corp., Sr. Sub. Notes, 10.500%
  1,000,000    B      due 1/15/09................................     1,025,000
                      Panolam International, Sr. Sub. Notes,
  1,000,000    B-     11.500% due 2/15/09........................     1,012,500
                      Reliant Building Product, Sr. Sub. Notes,
  1,500,000    B-     10.875% due 5/1/04+........................     1,310,625
-------------------------------------------------------------------------------
                                                                      5,610,750
-------------------------------------------------------------------------------
 Retail -- 4.8%
                      AAI.Fostergrant Inc., Sr. Notes, 10.750%
  2,000,000    B+     due 7/15/06................................     1,855,000
                      Centeral Tractor Farm & Country, Sr. Notes,
  1,500,000    B+     10.625% due 4/1/07.........................     1,550,625
                      Frank's Nursery & Crafts, Sr. Sub. Notes,
  1,500,000    B-     10.250% due 3/1/08+........................     1,515,000
                      Sonic Automotive Inc., Sr. Sub. Notes,
  1,500,000    B-     11.000% due 8/1/08.........................     1,496,250
-------------------------------------------------------------------------------
                                                                      6,416,875
-------------------------------------------------------------------------------
 Services -- 6.0%
                      Coyne International Enterprises, Sr. Sub.
  1,700,000    B-     Notes, 11.250% due 6/1/08..................     1,663,875
                      Dialog Corp., Sr. Sub. Notes, 11.000% due
  2,000,000    B      11/15/07...................................     1,920,000
                      Intertek Finance PLC, Company Guaranty,
  1,500,000    B-     10.250% due 11/1/06........................     1,396,875
                      Penhall Acquisition Corp., Sr. Notes,
  2,000,000    B-     12.000% due 8/1/06.........................     1,895,000
                      U.S. Office Products Co., Sr. Sub. Notes,
  1,500,000    B-     9.750% due 6/15/08.........................     1,078,125
-------------------------------------------------------------------------------
                                                                      7,953,875
-------------------------------------------------------------------------------
 Technology -- 2.0%
                      IPC Information, Sr. Discount Notes,
  2,000,000    B      10.875% due 5/1/08.........................     1,255,000
                      Phase Metrics, Company Guaranty, 10.750%
  2,000,000    B      due 2/1/15.................................     1,410,000
-------------------------------------------------------------------------------
                                                                      2,665,000
-------------------------------------------------------------------------------
 Transportation -- 0.4%
                      Millennium Seacarriers, Sr. Sub. Notes,
    750,000    B      12.000% due 7/25/05........................       588,750
-------------------------------------------------------------------------------
 Utility -- 0.8%
                      Cogentrix Energy, Sr. Notes, 8.750% due
  1,000,000    BB+    10/15/08...................................     1,073,750
-------------------------------------------------------------------------------
                      TOTAL CORPORATE BONDS (Cost --
                       $133,375,748).............................   128,317,086
-------------------------------------------------------------------------------
 SHARES                                 SECURITY                       VALUE
-------------------------------------------------------------------------------
 PREFERRED STOCK -- 0.7%
                      HH Acquisition Corp., Exchangeable, 13.500%
      1,068           (Cost -- $1,029,944).......................       870,420
-------------------------------------------------------------------------------
 WARRANTS -- 0.0%
                      American Mobile Satellite Corp., Expire
      2,000           4/1/08.....................................         6,580
        750           Millennium Seacarriers, Expire 7/15/03.....         4,688
-------------------------------------------------------------------------------
                      TOTAL WARRANTS (Cost -- $18,248)...........        11,268
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                             High Yield Investments

    FACE
   AMOUNT                          SECURITY                            VALUE
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.4%
 $3,129,000 Morgan Stanley Dean Witter & Co., 4.730% due 3/1/99;
            Proceeds at maturity -- $3,130,233;
            (Fully collateralized by U.S. Treasury Notes & Bonds,
            5.500% to 14.000% due 2/29/00 to 2/15/26;
            Market value -- $3,427,746)(Cost -- $3,129,000)......   $  3,129,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS  -- 100% (Cost -- $137,552,940**)..   $132,327,774
--------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service.
+ Security is exempt under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

 See page 138 for definition of ratings.

                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Repurchase Agreements 2.4%                               2.4
Warrants & Preferred Stock 0.7%                          0.7
Corporate  Bonds & Notes 96.9%                          96.9




                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                     Intermediate Fixed Income Investments

    FACE
   AMOUNT                            SECURITY                        VALUE
------------------------------------------------------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 39.6%
------------------------------------------------------------------------------
 U.S. Treasury Obligations -- 38.1%
                 U.S. Treasury Notes:
 $29,500,000     5.875% due 11/15/99............................  $ 29,702,960
   8,800,000     5.625% due 11/30/99............................     8,845,672
  67,555,000     6.250% due 10/31/01............................    69,310,079
  45,200,000     6.625% due 4/30/02.............................    46,999,864
   2,400,000     3.625% due 7/15/02.............................     2,385,744
  13,100,000     5.750% due 4/30/03.............................    13,316,674
  51,075,000     6.500% due 8/15/05.............................    54,132,350
  11,550,000     6.625% due 5/15/07.............................    12,460,948
                 U.S. Treasury Strips, zero coupon due
     125,000     11/15/99.......................................       120,776
------------------------------------------------------------------------------
                                                                   237,275,067
------------------------------------------------------------------------------
 U.S. Government Agency -- 1.5%
                 Government Trust Certificate, Resolution Trust
                 Corp.:
      47,466     9.000% due 9/25/28.............................        47,822
   2,638,232     7.500% due 10/25/28............................     2,641,530
                 Tennessee Valley Authority, Bonds, 5.375% due
   6,700,000     11/13/08.......................................     6,451,899
------------------------------------------------------------------------------
                                                                     9,141,251
------------------------------------------------------------------------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost -- $249,203,219).........................   246,416,318

-------------------------------------------------------------------------------
    FACE
   AMOUNT   RATING(a)                   SECURITY                       VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES -- 39.1%
-------------------------------------------------------------------------------
 Banking -- 9.4%
                      Bank One Corp., Medium Term Notes, 5.625%
  6,250,000   Aa3*    due 2/17/04................................     6,137,500
  2,055,000   A3*     BB&T Corp., Bonds, 6.375% due 6/30/05......     2,044,725
                      Chase Manhattan Corp., Sub. Notes, 5.812%
  2,000,000   A1*     due 12/30/09...............................     2,000,000
                      Continental Bank N.A., Sub. Notes, 12.500%
  2,425,000   Aa2*    due 4/1/01.................................     2,749,344
                      First Interstate Bancorp, Sub. Capital
  1,500,000   A1*     Notes, 8.625% due 4/1/99...................     1,503,570
                      First National Bank of Boston, Notes,
  2,000,000   A2*     8.375% due 12/15/02........................     2,125,000
                      First USA Bank, Notes:
  3,275,000   Aa2*    6.375% due 10/23/00........................     3,320,031
    875,000   Aa2*    5.850% due 2/22/01.........................       876,855
                      First Union National Bank, Sub. Notes,
  7,125,000   A1*     5.800% due 12/1/08.........................     6,848,906
  1,325,000   BBB+    Markel Corp., Notes, 7.250% due 11/1/03....     1,373,031
                      Merita Bank, Sub. Notes, 7.500% due
  2,350,000   A3*     12/29/49+..................................     2,318,205
                      National City Corp., Sub. Notes, 5.750% due
  4,000,000   A2*     2/1/09.....................................     3,830,000
                      National Westminster Bank, Sub. Notes,
  1,500,000   Aa3*    7.750% due 4/29/49.........................     1,509,375
                      News America Holdings Inc., Sr. Notes,
    400,000   BBB-    8.500% due 2/15/05.........................       442,500
                      St. Georges Bank, Notes, 7.150% due
    500,000   A-      10/15/05+..................................       501,110
                      Star Banc Corp., Notes, 5.875% due
  2,000,000   A2*     11/1/03....................................     1,962,500
                      Union Planters, Sub. Notes, 6.500% due
  1,250,000   Baa1*   3/15/08....................................     1,214,062
 10,625,000   Aa3*    U.S. Bank NA, Notes, 5.625% due 10/30/05...    10,160,156
                      Wachovia Corp., Sub. Notes, 5.625% due
  7,750,000   A+      12/15/08...................................     7,372,187
-------------------------------------------------------------------------------
                                                                     58,289,057
-------------------------------------------------------------------------------
 Communications -- 0.8%
                      Panamsat Corp., Notes:
  3,000,000   A-      6.000% due 1/15/03.........................     2,943,750
  1,850,000   A-      6.125% due 1/15/05.........................     1,794,500
-------------------------------------------------------------------------------
                                                                      4,738,250
-------------------------------------------------------------------------------
 Entertainment -- 1.5%
  3,000,000   BBB-    Viacom Inc., Sr. Notes, 7.750% due 6/1/05..     3,187,500
                      Walt Disney Co., Notes, 5.125% due
  6,150,000   A       12/15/03...................................     5,957,813
-------------------------------------------------------------------------------
                                                                      9,145,313
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                     Intermediate Fixed Income Investments

    FACE
   AMOUNT    RATING(a)                  SECURITY                      VALUE
-------------------------------------------------------------------------------
 Financial Services -- 19.3%
                       American Health Properties, Notes, 7.050%
 $ 2,500,000   BBB-    due 1/15/02..............................   $  2,546,875
                       Amvescap PLC, Sr. Notes:
   2,000,000   A3*     6.375% due 5/15/03.......................      1,925,000
   4,925,000   A3*     6.600% due 5/15/05.......................      4,654,125
                       Associates Corp., Sr. Notes, 5.750% due
   2,300,000   AA-     11/1/03..................................      2,282,750
                       BanPonce Corp., Notes, 6.750% due
   2,625,000   Baa1*   12/15/05.................................      2,693,906
                       Bear, Stearns & Co. Inc., Notes, 6.750%
   1,675,000   A       due 8/15/00..............................      1,695,351
                       Carramerica Realty Corp., Company
   2,300,000   BBB     Guaranteed, 7.200% due 7/1/04............      2,317,250
                       Chase Mortgage Securities Corp., Sub.
   3,575,000   BBB     Bonds, 7.370% due 5/19/07................      3,533,673
                       Chelsea GCA Realty Partnership, Notes,
   2,300,000   BBB-    7.750% due 1/26/01.......................      2,348,875
                       Colonial Realty LP, Notes, 6.960% due
   2,350,000   BBB-    7/26/04..................................      2,402,875
                       CP Limited Partnership, Sr. Notes, 8.750%
     750,000   BBB     due 3/2/00...............................        768,652
                       Evans Withycombe Residential Inc., Notes,
   1,000,000   A3*     7.500% due 4/15/04.......................      1,056,250
                       Federal Home Loan Mortgage, Notes, 5.000%
   6,100,000   Aaa*    due 2/15/01..............................      6,057,300
                       Finova Capital Corp., Notes, 6.450% due
   2,175,000   A-      6/1/00...................................      2,187,332
                       First Tennessee National Corp., Sub.
  13,000,000   A-      Notes, 5.750% due 12/1/08................     12,398,750
                       Florida Property & Casualty, Notes,
   2,050,000   A-      7.250% due 7/1/02........................      2,108,938
                       Florida Resident Property & Casualty,
   3,450,000   A-      Notes, 7.375% due 7/1/03.................      3,575,063
                       Florida Windstorm, Bonds:
   4,575,000   A-      6.500% due 8/25/02.......................      4,626,469
   3,000,000   A-      6.700% due 8/25/04.......................      3,011,250
                       Ford Motor Credit Co., Notes:
   5,600,000   A1*     5.750% due 1/25/01.......................      5,607,000
   2,000,000   A1*     5.800% due 1/12/09.......................      1,935,000
                       Goldman Sachs Group LP, Notes:
   1,000,000   A+      7.250% due 10/1/05+......................      1,035,000
     450,000   A+      7.200% due 3/1/07+.......................        464,063
                       HomeSide International, Inc., Notes,
   1,000,000   A+      11.250% due 5/15/03......................      1,176,250
                       Homeside Lending, Inc., Notes:
   3,775,000   A+      6.875% due 6/30/02.......................      3,850,500
   4,000,000   A+      6.750% due 8/1/04........................      4,030,000
                       Household Financial Corp., Medium Term
                       Notes:
   3,085,000   A       7.150% due 6/15/00.......................      3,131,584
   4,675,000   A       6.125% due 7/15/02.......................      4,686,687
                       Integra Financial Corp., Sub. Notes,
   1,900,000   A2*     6.500% due 4/15/00.......................      1,912,996
                       Keystone Financial Midatlantic, Sr.
   1,350,000   BBB+    Notes, 7.300% due 5/15/04................      1,414,125
                       Morgan Stanley Dean Witter & Co., Sr.
   4,500,000   Aa3*    Unsub. Notes, 5.625% due 1/20/04.........      4,404,375
                       Norwest Corp., Medium Term Notes:
   2,425,000   Aa3*    6.875% due 8/8/06........................      2,506,844
   1,780,000   Aa3*    6.750% due 6/15/07.......................      1,831,175
                       Norwest Financial, Inc., Notes, 6.375%
   3,000,000   Aa3*    due 11/15/01.............................      3,041,250
                       Paine Webber Group Inc., Notes, 6.450%
     575,000   BBB+    due 12/1/03..............................        566,375
                       Realty Income Corp., Inc., Notes, 7.750%
   3,450,000   BBB-    due 5/6/07...............................      3,708,750
                       Reliastar Financial Corp., Notes, 6.500%
   3,025,000   A       due 11/15/08.............................      2,930,469
                       United States Fidelity and Guarantee
   2,100,000   A+      Corp., Sr. Notes, 8.375% due 6/15/01.....      2,202,375
                       Wells Fargo & Co., Sub. Notes, 7.125% due
   7,475,000   A1*     8/15/06..................................      7,867,437
-------------------------------------------------------------------------------
                                                                    120,492,939
-------------------------------------------------------------------------------
 Healthcare -- 0.2%
                       Meditrust Corp., Notes, 7.375% due
   1,425,000   Ba1*    7/15/00..................................      1,385,556
-------------------------------------------------------------------------------
 Industrial -- 4.6%
                       Abitibi Consolidated Inc., Notes, 6.950%
   3,000,000   BBB-    due 4/1/08...............................      2,902,500
   3,450,000   BBB     Brascan Ltd., Notes, 7.375% due 10/1/02..      3,531,937
                       Diageo Capital PLC, Company Guaranteed,
   6,025,000   A+      6.125% due 8/15/05.......................      6,009,938
                       EOP Operating LP, Sr. Notes, 6.375% due
   2,575,000   Baa1*   2/15/03..................................      2,513,844
                       Georgia-Pacific Corp., Debentures, 9.950%
   1,100,000   Baa2*   due 6/15/02..............................      1,201,750
                       IMC Global Inc., Notes, 7.400% due
   2,000,000   BBB     11/1/02..................................      2,025,000
                       La Quinta Inns, Inc., Notes, 7.110% due
   4,900,000   Ba1*    10/17/01.................................      4,783,625
                       Safeway Inc., Notes, 6.050% due
   3,225,000   BBB     11/15/03.................................      3,200,813
                       U.S. Filter Corp., Bonds, 6.500% due
   2,725,000   BBB     5/15/03+.................................      2,646,656
-------------------------------------------------------------------------------
                                                                     28,816,063
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                     Intermediate Fixed Income Investments

    FACE
   AMOUNT    RATING(a)                  SECURITY                      VALUE
-------------------------------------------------------------------------------
 Oil -- 0.4%
                       Kern River Funding Corp., Sr. Notes,
 $ 2,750,000   A-      6.720% due 9/30/01.......................   $  2,798,125
-------------------------------------------------------------------------------
 Real Estate -- 0.6%
                       Simon Property Group, Ltd.:
   2,250,000   BBB+    6.750% due 6/15/04+......................      2,221,875
   1,500,000   BBB+    6.750% due 6/15/05+......................      1,445,625
-------------------------------------------------------------------------------
                                                                      3,667,500
-------------------------------------------------------------------------------
 Retail -- 1.8%
                       Sears Roebuck Acceptance Corp., Notes,
   5,335,000   A2*     6.690% due 4/30/01.......................      5,415,025
                       TYCO International Group, Notes:
   1,750,000   A-      6.125% due 11/1/08+......................      1,719,375
   4,000,000   A-      6.125% due 1/15/09.......................      3,925,000
-------------------------------------------------------------------------------
                                                                     11,059,400
-------------------------------------------------------------------------------
 Transportation -- 0.5%
                       CSX Corp., Medium Term Notes, 5.850% due
   3,150,000   BBB     12/1/03..................................      3,071,250
-------------------------------------------------------------------------------
                       TOTAL CORPORATE BONDS AND NOTES (Cost --
                        $246,570,560)...........................    243,463,453
-------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 12.7%
-------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corporation (FHLMC) -- 0.0%
      37,933 FHLMC 7.500% due 8/1/99.............................        38,193
-------------------------------------------------------------------------------
 Federal National Mortgage Association (FNMA) -- 2.4%
   5,500,000 FNMA 6.000% due 5/15/08.............................     5,565,286
   3,535,000 FNMA 6.500% due 2/1/29..............................     3,509,583
   5,777,614 FNMA Dwarf, 8.000% due 3/13/13......................     5,968,969
-------------------------------------------------------------------------------
                                                                     15,043,838
-------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) -- 4.8%
  16,585,155 GNMA 7.500% due 1/15/26 - 10/15/28..................    17,084,957
   5,928,468 GNMA 8.000% due 5/15/17 - 1/15/28...................     6,183,454
   6,178,432 GNMA Platinum, 9.000% due 12/15/17..................     6,603,199
-------------------------------------------------------------------------------
                                                                     29,871,610
-------------------------------------------------------------------------------
 Collateralized Mortgage Obligation -- 5.5%
                       Ameresco Commercial Lending, 7.120% due
   3,063,510   AAA     9/17/12+.................................      3,084,587
                       Chase Credit Card Master Trust, 6.777%
   4,000,000   AAA     due 5/15/07..............................      4,082,440
                       EQCC Home Equity Trust:
   5,382,000   AAA     7.160% due 3/15/13.......................      5,377,210
   1,400,000   AAA     6.229% due 3/15/13.......................      1,404,326
                       Morgan Stanley Capital Trust, 7.900% due
   6,025,000   AAA     2/15/06..................................      6,041,930
                       Mortgage Capital Funding, Inc.:
   2,625,000   AAA     7.900% due 2/15/06.......................      2,760,345
   2,766,000   A+      7.800% due 4/15/06.......................      2,908,615
                       Residential Funding Mortgage Securities,
   8,725,000   AAA     Inc., 5.980% due 10/25/29................      8,520,486
-------------------------------------------------------------------------------
                                                                     34,179,939
-------------------------------------------------------------------------------
                       TOTAL MORTGAGE-BACKED SECURITIES (Cost --
                         $79,620,764)...........................     79,133,580
-------------------------------------------------------------------------------
 REGIONAL GOVERNMENT OBLIGATIONS -- 1.5%
                       Ontario Province:
   5,975,000   AA-     5.500% due 10/1/08.......................      5,788,281
   3,500,000   A+      7.500% due 7/15/02.......................      3,661,875
-------------------------------------------------------------------------------
                           TOTAL REGIONAL GOVERNMENT OBLIGATIONS
                       (Cost -- $9,659,818).....................      9,450,156
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                     Intermediate Fixed Income Investments

    FACE
   AMOUNT                            SECURITY                          VALUE
--------------------------------------------------------------------------------
 SHORT TERM NOTES -- 6.9%
 $37,000,000     FHLB, 4.760% due 4/28/99........................   $ 36,717,690
   6,275,000     FHLMC, 4.610% due 5/4/99........................      6,221,976
--------------------------------------------------------------------------------
                 TOTAL SHORT TERM NOTES (Cost -- $42,926,929)....     42,939,666
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.2%
   1,355,000     Morgan Stanley Dean Witter & Co., 4.730% due
                 3/1/99; Proceeds at maturity -- $1,355,534;
                 (Fully collateralized by U.S. Treasury Notes and
                 Bonds, 5.500% to 14.000%
                 due 4/30/99 to 2/15/26; Market value --
                  $1,386,823) (Cost -- $1,355,000) ..............      1,355,000
--------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100% (Cost --
                  $629,336,290**)................................   $622,758,173
--------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Rating Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
+ Security is exempt from registration under Rule 144A of the Securities Act of 1993. This security may be resold in transactions exempt from registration to qualified institutional buyers.
** Aggregate cost for Federal tax purposes is substantially the same.

 See page 138 for definition of ratings.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Short-Term Note 6.9%                                                6.9
Corporate Bonds & Notes 39.1%                                      39.1
Mortgage-Backed Securities 12.7%                                   12.7
Repurchase Agreement 0.2%                                           0.2
U.S. Government & Agencies & Obligations 39.6%                     39.6
Regional Government Obligation 1.5%                                 1.5




                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                           Long-Term Bond Investments

    FACE
   AMOUNT                          SECURITY                          VALUE
------------------------------------------------------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 57.0%
------------------------------------------------------------------------------
 U.S. Government Obligations -- 45.5%
             U.S. Treasury Notes:
 $ 6,060,000 7.500% due 11/15/16................................  $  7,175,040
   6,000,000 8.750% due 5/15/20.................................     8,106,780
   9,880,000 8.500% due 2/15/20.................................    13,033,202
   2,435,000 8.125% due 8/15/21.................................     3,126,126
             U.S. Treasury Bonds:
     850,000 12.000% due 8/15/13................................     1,241,349
   1,200,000 11.250% due 2/15/15................................     1,881,624
  11,485,000 7.875% due 2/15/21.................................    14,356,020
  12,125,000 6.875% due 8/15/25.................................    13,876,820
   2,425,000 6.125% due 11/15/27................................     2,544,795
------------------------------------------------------------------------------
                                                                    65,341,756
------------------------------------------------------------------------------
 U.S. Government Agencies -- 11.5%
             FGLMC REMIC:
   4,550,000 6.250% due 10/15/27................................     4,544,313
   4,535,000 6.000% due 11/15/28................................     4,201,360
     855,000 6.000% due 12/15/28................................       810,685
   7,200,000 FNMA, 6.000% due 2/1/28............................     6,984,000
------------------------------------------------------------------------------
                                                                    16,540,358
------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost -- $79,253,961)..............................    81,882,114
------------------------------------------------------------------------------

    FACE
   AMOUNT    RATING(a)                   SECURITY                     VALUE
------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES -- 43.0%
------------------------------------------------------------------------------
 Banking -- 5.3%
                       International Bank of Reconstruction &
   3,350,000   AAA     Development, 8.250% due 9/1/16.............   4,020,000
   3,000,000   A       NCNB Corp., 9.375% due 9/15/09.............   3,652,500
------------------------------------------------------------------------------
                                                                     7,672,500
------------------------------------------------------------------------------
 Consumer Products -- 3.0%
   1,550,000   A+      BestFoods, Series F, 6.625% due 4/15/28....   1,491,875
   2,075,000   AA      Proctor & Gamble Co., 9.360% due 1/1/21....   2,759,750
------------------------------------------------------------------------------
                                                                     4,251,625
------------------------------------------------------------------------------
 Financial Services -- 12.2%
   3,300,000   AA      American Re Corp., 7.450% due 12/15/26.....   3,547,500
   2,400,000   BBB-    Continental Corp., 8.375% due 8/15/12......   2,742,000
                       Lubermens Mutual Casualty, Surplus Notes,
   1,450,000   A-      8.300% due 12/1/37+........................   1,511,625
                       Metropolitan Life Insurance Co., Surplus
   3,700,000   A+      Notes, 7.800% due 11/1/25..................   3,963,625
   3,000,000   A+      Nationwide CSN Trust, 9.875% due 2/15/25...   3,540,000
                       US West Capital Funding Inc., 6.875% due
   2,100,000   A-      7/15/28....................................   2,136,750
------------------------------------------------------------------------------
                                                                    17,441,500
------------------------------------------------------------------------------
 Industrial -- 5.0%
                       Applied Materials Inc., Sr. Notes, 7.125%
   4,500,000   BBB+    due 10/15/17...............................   4,331,250
   1,600,000   AA-     Cargill Inc., 6.875% due 5/1/28+...........   1,518,000
   1,350,000   A-      Lowe's Co., 6.875% due 2/15/28.............   1,373,625
------------------------------------------------------------------------------
                                                                     7,222,875
------------------------------------------------------------------------------
 Media & Entertainment -- 4.2%
                       News America Holdings Inc., 9.250% due
   1,275,000   BBB-    2/1/13.....................................   1,539,563
   3,800,000   BBB-    Time Warner Inc., 8.375% due 7/15/33.......   4,541,000
------------------------------------------------------------------------------
                                                                     6,080,563
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                           Long-Term Bond Investments

    FACE
   AMOUNT    RATING(a)                  SECURITY                      VALUE
-------------------------------------------------------------------------------
 Miscellaneous -- 4.7%
 $ 3,250,000   BBB+    Boston University, 7.625% due 7/15/97....   $  3,440,938
   2,850,000   BBB+    Ogden Corp., 9.250% due 3/1/22...........      3,306,000
-------------------------------------------------------------------------------
                                                                      6,746,938
-------------------------------------------------------------------------------
 Transportation -- 1.7%
                       Federal Express Corp., 7.630% due
   2,431,507   BBB+    1/5/14...................................      2,434,546
-------------------------------------------------------------------------------
 Utilities -- 6.9%
                       BellSouth Telecommunications Inc., 7.000%
   2,250,000   AAA     due 10/1/25..............................      2,393,438
                       Columbia Gas Systems Inc., 7.320% due
   2,275,000   BB+     11/28/10.................................      2,357,469
   3,000,000   A+      New York Telephone, 6.700% due 11/1/23...      2,966,250
                       Puget Sound Energy Inc., Series A, 6.740%
   2,100,000   A-      due 6/15/18..............................      2,100,000
-------------------------------------------------------------------------------
                                                                      9,817,157
-------------------------------------------------------------------------------
                       TOTAL CORPORATE BONDS AND NOTES (Cost --
                        $58,629,697)............................     61,667,704
-------------------------------------------------------------------------------
                       TOTAL INVESTMENTS -- 100% (Cost --
                        $137,883,658**).........................   $143,549,818
-------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See page 138 for definition of ratings.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Corporate Bonds and Notes 43%                                         43
U.S. Government Agency & Obligations 57%                              57



                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                           Municipal Bond Investments

    FACE
   AMOUNT   RATING(a)                    SECURITY                        VALUE
---------------------------------------------------------------------------------
 California -- 11.3%
                      California State Public Works Board Lease
                       Revenue:
 $3,100,000   A1*     California Community Colleges, Series D,
                       4.750% due 10/1/14..........................   $ 3,088,375
  2,000,000   A1*     Department of Corrections, Series A, 5.250%
                       due 9/1/15..................................     2,077,500
  3,000,000   AAA     San Diego, CA Special Tax Refunding,
                       Community Facilities District No. 1, MBIA-
                       Insured, 4.750% due 9/1/20..................     2,906,250
---------------------------------------------------------------------------------
                                                                        8,072,125
---------------------------------------------------------------------------------
 Florida -- 11.4%
  5,900,000   AA+     Florida State Board of Education Capital
                       Outlay, Public Education GO, Series B,
                       5.000% due 6/1/14...........................     6,040,125
  2,000,000   AAA     Reedy Creek, FL Improvement District, Series
                       A, MBIA-Insured, 5.250% due 6/1/15 (b)......     2,067,500
---------------------------------------------------------------------------------
                                                                        8,107,625
---------------------------------------------------------------------------------
 Georgia -- 4.3%
  3,000,000   AAA     Gwinnett County, GA Water & Sewer Authority
                       Revenue, 5.250% due 8/1/18..................     3,071,250
---------------------------------------------------------------------------------
 Iowa -- 4.2%
  3,000,000   AAA     Iowa Finance Authority, Hospital Facility
                       Revenue, Iowa Health System, Series A,
                       MBIA-Insured, 5.125% due 7/1/20.............     3,015,000
---------------------------------------------------------------------------------
 Massachusetts -- 6.5%
  2,000,000   Aa3*    Massachusetts State Grant Anticipation Notes,
                       Series B, 5.125% due 12/15/10...............     2,097,500
  2,500,000   AAA     Massachusetts State Turnpike Authority,
                       Metropolitan Highway System, Series A,
                       MBIA-Insured, 5.000% due 1/1/13.............     2,550,000
---------------------------------------------------------------------------------
                                                                        4,647,500
---------------------------------------------------------------------------------
 Michigan -- 4.2%
  3,000,000   AA      Royal Oak, MI Hospital Finance Authority,
                       William Beaumont Hospital,
                       5.250% due 1/1/20 (b).......................     2,988,750
---------------------------------------------------------------------------------
 Minnesota -- 4.4%
  3,000,000   AAA     Minnesota Public Facility Authority, Water
                       Pollution Control Revenue, Series B,
                       5.125% due 3/1/13...........................     3,112,500
---------------------------------------------------------------------------------
 New Jersey -- 6.9%
  2,720,000   AAA     New Jersey Sports & Exposition Authority
                       State Contract, Series A, MBIA-Insured,
                       5.250% due 3/1/12...........................     2,879,800
  2,000,000   Aa2*    New Jersey State Transportation Trust Fund
                       Authority, Series A, 5.125% due 6/15/15.....     2,045,000
---------------------------------------------------------------------------------
                                                                        4,924,800
---------------------------------------------------------------------------------
 New York -- 10.2%
  3,000,000   A-      New York, NY GO, Series J, 5.375% due
                       8/1/13......................................     3,123,750
  2,000,000   AAA     New York, NY Municipal Water Finance
                       Authority, Series A, FGIC-Insured,
                       5.125% due 6/15/17..........................     2,020,000
  2,000,000   A-      New York State Dormitory Authority, State
                       University Educational Facility, Series A,
                       5.500% due 5/15/13 (b)......................     2,157,500
---------------------------------------------------------------------------------
                                                                        7,301,250
---------------------------------------------------------------------------------
 Puerto Rico -- 4.8%
  3,200,000   A       Puerto Rico Commonwealth, Public Improvement
                       GO, 5.250% due 7/1/11.......................     3,436,000
---------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                           Municipal Bond Investments

    FACE
   AMOUNT   RATING(a)                   SECURITY                       VALUE
-------------------------------------------------------------------------------
 Texas -- 28.2%
 $3,570,000    AAA    Arlington, TX GO, ISD, PSFG, 4.500% due
                       2/15/20...................................   $ 3,311,175
  3,000,000    AAA    Dallas, TX Civic Center, MBIA-Insured,
                       5.000% due 8/15/18........................     2,970,000
  3,000,000    AA     Fort Worth, TX Water & Sewer Revenue,
                       5.250% due 2/15/16........................     3,052,500
                      Texas State Public Finance Authority
                       Building Revenue:
  2,990,000    AAA    Department of Criminal Justice Project,
                       Series A, FSA-Insured, 5.250% due 2/1/11..     3,132,025
  2,555,000    AAA    State Preservation Board, Series A, AMBAC-
                       Insured, 5.250% due 2/1/16................     2,615,681
  5,000,000    AAA    Texas Water Development Board Revenue,
                       State Revolving Fund, Sr. Lien, Series B,
                       5.125% due 7/15/18........................     4,987,500
-------------------------------------------------------------------------------
                                                                     20,068,881
-------------------------------------------------------------------------------
 Washington -- 3.6%
  2,600,000    AA-    King County, WA GO, School District No.
                       412, Shoreline, 4.750% due 6/1/15.........     2,580,500
-------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100% (Cost --
                       $71,695,453**)............................   $71,326,181
-------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investor's Service, Inc.
(b) Security segregated by Custodian for open purchase commitments.
** Aggregate cost for Federal income tax purposes is substantially the same.

See page 138 for definition of ratings and certain security descriptions.

                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Massachusetts 6.5%                                                   6.5
Puerto Rico 4.8%                                                     4.8
New York 10.2%                                                      10.2
Florida 11.4%                                                       11.4
Minnesota 4.4%                                                       4.4
Georgia 4.3%                                                         4.3
Texas 28.2%                                                         28.2
New Jersey 6.9%                                                      6.9
California 11.3%                                                    11.3
Other States 12.0%                                                    12



                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                          Mortgage Backed Investments

    FACE
   AMOUNT                        SECURITY                         VALUE
------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 95.2%
------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corporation (FHLMC) -- 52.4%
 $   131,434 FHLMC, 11.000% due 10/1/00*.....................  $   139,156
     269,395 FHLMC, 10.000% due 10/1/09*.....................      292,544
     119,448 FHLMC, 10.250% due 2/1/10*......................      130,385
     610,809 FHLMC, 9.000% due 7/1/11*.......................      641,816
      70,487 FHLMC, 11.500% due 10/1/15......................       79,210
     717,844 FHLMC, 9.500% due 8/1/16*.......................      767,864
      68,447 FHLMC, 7.500% due 6/1/16........................       71,036
   1,146,753 FHLMC, 8.000% due 6/1/17*.......................    1,205,880
   2,566,649 FHLMC, 8.500% due 7/1/17*.......................    2,729,847
      94,763 FHLMC GOLD, 9.500% due 4/1/10...................      100,981
     705,498 FHLMC GOLD, 8.500% due 2/1/18*..................      742,538
   5,317,988 FHLMC GOLD, 8.000% due 12/1/26*.................    5,531,632
  19,858,495 FHLMC GOLD, 7.500% due 12/1/27*.................   20,410,760
  19,715,344 FHLMC GOLD, 7.000% due 9/2/28*..................   20,047,555
  13,616,836 FHLMC GOLD, 6.500% due 1/1/29*..................   13,598,289
  10,984,068 FHLMC GOLD, 6.000% due 2/1/29*..................   10,782,860
------------------------------------------------------------------------------
                                                                77,272,353
------------------------------------------------------------------------------
 Federal National Mortgage Association (FNMA) -- 21.5%
   2,244,274 FNMA, 5.500% due 11/1/08........................    2,181,143
     185,220 FNMA, 10.750% due 10/1/12.......................      204,552
      72,652 FNMA, 12.500% due 6/1/15........................       83,505
     888,680 FNMA, 8.500% due 6/1/17*........................      935,583
   1,678,126 FNMA, 9.000% due 3/1/18*........................    1,771,449
      38,417 FNMA, 10.000% due 1/1/21........................       41,599
     405,312 FNMA, 9.500% due 11/1/21*.......................      431,773
   2,688,907 FNMA, 8.000% due 12/1/22*.......................    2,777,432
   4,361,949 FNMA, 7.500% due 9/1/23*........................    4,483,215
   2,909,036 FNMA, 7.000% due 1/1/24.........................    2,946,301
   5,549,045 FNMA, 6.500% due 5/1/28*........................    5,537,238
  10,439,550 FNMA, 6.000% due 9/1/28*........................   10,254,191
------------------------------------------------------------------------------
                                                                31,647,981
------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) -- 21.3%
     119,672 GNMA I, 11.000% due 9/15/10*....................      132,724
     110,131 GNMA I, 9.000% due 10/15/16.....................      117,633
     282,751 GNMA I, 9.500% due 8/15/19*.....................      305,018
   3,369,744 GNMA I, 8.000% due 8/15/23*.....................    3,515,048
     730,940 GNMA I, 8.500% due 7/15/27*.....................      775,710
   2,914,921 GNMA I, 7.500% due 9/15/27*.....................    3,000,533
  14,285,490 GNMA I, 7.000% due 3/15/28*.....................   14,495,202
     928,092 GNMA II, 7.000% due 11/20/16....................      937,662
   1,152,119 GNMA II, 8.500% due 1/20/17*....................    1,211,165
     618,250 GNMA II, 9.000% due 11/20/21....................      653,410
   6,270,896 GNMA II, 6.500% due 5/20/24*....................    6,212,076
------------------------------------------------------------------------------
                                                                31,356,181
------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost --
              $139,127,813)..................................  140,276,515
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                          Mortgage Backed Investments

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------
 U.S. TREASURY NOTES -- 3.5%
            U.S. Treasury Notes, 5.625% due 5/15/08 (Cost --
 $5,000,000  $5,098,438).....................................  $  5,098,450
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.3%
            Morgan Stanley Dean Witter & Co., 4.730% due
  1,940,000 3/1/99; Proceeds at maturity -- $1,940,765;
            (Fully collateralized by U.S. Treasury Notes and
            Bonds, 5.500% to 14.000% due 4/30/99 to 2/15/26;
            Market value -- $1,985,561) (Cost --
             $1,940,000).....................................     1,940,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
             $146,166,251**).................................  $147,314,965
-------------------------------------------------------------------------------

* Date shown represents the last in range of maturity dates of mortgage certificates owned.
** Aggregate cost for Federal tax purposes is substantially the same.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]

FNMA 21.5%                                                         21.5
FHLMC  52.4%                                                       52.4
GNMA  21.3%                                                        21.3
Repurchase Agreements 1.3%                                          1.3
U.S. Treasury Notes 3.5%                                            3.5




                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                              Balanced Investments

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
 COMMON STOCK -- 61.2%
--------------------------------------------------------------------------------
 Aerospace -- 1.1%
  7,500 AlliedSignal Inc. .........................................  $   310,313
  2,400 Cordant Technologies Inc. .................................       93,450
  1,700 Gulfstream Aerospace Corp. ................................       76,075
  3,500 United Technologies Corp. .................................      433,562
--------------------------------------------------------------------------------
                                                                         913,400
--------------------------------------------------------------------------------
 Banking -- 5.0%
 16,200 Bank One Corp. ............................................      870,750
  8,200 Chase Manhattan Corp. .....................................      652,925
  3,400 First Security Corp. ......................................       63,112
  5,100 First Union Corp. .........................................      271,894
 13,400 Fleet Financial Group, Inc. ...............................      575,362
  8,900 PNC Bank Corp.+............................................      463,356
  7,300 SouthTrust Corp. ..........................................      292,456
  4,500 Summit Bancorporation......................................      173,813
  2,900 SunTrust Banks, Inc. ......................................      197,019
  3,832 Washington Mutual, Inc. ...................................      153,280
 11,000 Wells Fargo Co. ...........................................      404,250
--------------------------------------------------------------------------------
                                                                       4,118,217
--------------------------------------------------------------------------------
 Beverages -- 1.5%
  3,900 Anheuser-Busch Cos., Inc. .................................      299,081
  5,300 Coca Cola Co. .............................................      338,869
 12,300 PepsiCo, Inc. .............................................      462,787
  2,800 Quaker Oats Co. ...........................................      152,950
--------------------------------------------------------------------------------
                                                                       1,253,687
--------------------------------------------------------------------------------
 Business Machines -- 5.1%
  2,100 Apple Computer, Inc.+......................................       73,106
 10,100 Cisco Systems, Inc. .......................................      987,906
  4,000 Compaq Computer Corp. .....................................      141,000
  6,700 Dell Computer Corp.+.......................................      536,838
  2,800 Eastman Kodak Co. .........................................      185,325
  4,800 EMC Corp. .................................................      491,400
  1,500 Gateway 2000, Inc.+........................................      109,031
  3,600 Hewlett-Packard Co. .......................................      239,175
  3,750 International Business Machine Corp. ......................      637,500
  2,100 Lexmark International Group, Inc., Class A Shares..........      216,694
  4,200 Pitney Bowes, Inc. ........................................      265,388
  2,900 Sun Mircosystems, Inc. ....................................      282,206
--------------------------------------------------------------------------------
                                                                       4,165,569
--------------------------------------------------------------------------------
 Chemicals -- 0.5%
  1,200 Dow Chemical Co. ..........................................      118,050
  3,500 PPG Industries, Inc. ......................................      182,219
  6,600 Solutia Inc. ..............................................      117,562
--------------------------------------------------------------------------------
                                                                         417,831
--------------------------------------------------------------------------------
 Construction -- 0.3%
  2,100 Martin Marietta Materials, Inc. ...........................      107,756
  2,500 Southdown, Inc. ...........................................      117,969
--------------------------------------------------------------------------------
                                                                         225,725
--------------------------------------------------------------------------------
 Cosmetics -- 0.2%
  3,900 Avon Products, Inc. .......................................      162,338
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                              Balanced Investments

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
 Drugs -- 6.6%
  9,300 Abbott Laboratories........................................  $   431,869
  8,300 American Home Products Corp. ..............................      493,850
  1,400 Biogen, Inc. ..............................................      134,575
  6,000 Bristol-Myers Squibb Co. ..................................      755,625
  2,400 Centocor, Inc. ............................................       99,750
  2,200 Elan Corp. PLC, Sponsored ADR..............................      168,712
  7,700 Eli Lilly & Co.+...........................................      729,094
  6,000 Merck & Co., Inc. .........................................      490,500
  4,300 Mylan Laboratories Inc. ...................................      117,444
  7,600 Pfizer Inc. ...............................................    1,002,725
 10,400 Schering-Plough Corp. .....................................      581,750
  6,600 Warner-Lambert Co. ........................................      455,812
--------------------------------------------------------------------------------
                                                                       5,461,706
--------------------------------------------------------------------------------
 Electric & Gas Utilities -- 1.4%
  3,400 Energy East Corp. .........................................      182,325
  3,800 Florida Progress Corp. ....................................      152,475
  5,000 GPU, Inc. .................................................      199,375
  4,600 PECO Energy Co. ...........................................      163,012
  2,100 Pinnacle West Captial Corp. ...............................       75,863
  2,700 Public Service Enterprise Group Inc. ......................      102,600
  5,600 Texas Utilities Co. .......................................      237,650
--------------------------------------------------------------------------------
                                                                       1,113,300
--------------------------------------------------------------------------------
 Electronics -- 3.9%
  2,900 American Power Conversion Corp. ...........................      104,038
 10,900 Intel Corp. ...............................................    1,307,319
  2,000 Linear Technology Corp.+...................................       87,625
  8,100 Lucent Technologies Inc.+..................................      822,656
  3,400 Maxim Intergrated Products, Inc. ..........................      141,738
  1,300 Nokia Corp., Sponsored ADR+................................      176,312
  3,000 Northern Telecom Ltd.+.....................................      174,188
  2,800 Qwest Communications International Inc. ...................      172,025
  2,900 Tellabs, Inc. .............................................      232,181
--------------------------------------------------------------------------------
                                                                       3,218,082
--------------------------------------------------------------------------------
 Financial Services -- 4.7%
  2,700 A.G. Edwards, Inc. ........................................       87,919
  2,800 Countrywide Credit Industries, Inc. .......................      106,050
  7,500 Fannie Mae.................................................      525,000
 16,900 General Electric Co. ......................................    1,695,281
 10,300 MBNA Corp. ................................................      249,775
  7,745 Merrill Lynch & Co., Inc. .................................      594,429
  3,562 Morgan Stanley Dean Witter & Co. ..........................      322,361
  4,800 SLM Holding Corp. .........................................      205,800
  3,100 Torchmark Corp. ...........................................      103,075
--------------------------------------------------------------------------------
                                                                       3,889,690
--------------------------------------------------------------------------------
 Food -- 1.8%
  2,000 Bestfoods..................................................       93,875
  5,200 ConAgra, Inc. .............................................      156,650
  3,400 IBP, Inc. .................................................       76,500
  6,900 Safeway Inc. ..............................................      398,475
  9,300 Sara Lee Corp. ............................................      252,844
  1,900 Suiza Foods Corp.+.........................................       70,300
  6,100 Unilever NV................................................      441,869
--------------------------------------------------------------------------------
                                                                       1,490,513
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                              Balanced Investments

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
 Healthcare -- 0.8%
  3,700 Becton Dickinson & Co. ....................................  $   123,950
  3,900 Guidant Corp. .............................................      222,300
  4,700 Health Management Associates, Inc., Class A Shares.........       60,806
  3,700 Medtronic, Inc. ...........................................      261,313
--------------------------------------------------------------------------------
                                                                         668,369
--------------------------------------------------------------------------------
 Insurance -- 2.1%
  6,200 Ace Ltd. ..................................................      168,950
 10,100 Allstate Corp. ............................................      378,750
  2,500 Ambac Financial Group, Inc. ...............................      140,000
  2,400 America International Group, Inc. .........................      273,450
  1,700 American General Corp. ....................................      124,525
  2,400 CIGNA Corp. ...............................................      188,400
  5,900 Hartford Financial Services Group, Inc. ...................      318,969
  3,700 Old Republic International Corp. ..........................       69,606
  1,600 The PMI Group, Inc. .......................................       69,000
--------------------------------------------------------------------------------
                                                                       1,731,650
--------------------------------------------------------------------------------
 Manufacturing -- 1.0%
  3,700 Ingersoll-Rand Co. ........................................      175,750
  2,200 Owens-Illinois, Inc. ......................................       52,663
  8,500 Tyco International Ltd.+...................................      632,719
--------------------------------------------------------------------------------
                                                                         861,132
--------------------------------------------------------------------------------
 Media -- 1.0%
  2,600 Clear Channel Communications, Inc. ........................      156,000
  3,300 King World Productions, Inc.+..............................       87,244
  2,000 MediaOne Group, Inc. ......................................      109,000
  5,100 Viacom Inc., Class A Shares +..............................      450,712
--------------------------------------------------------------------------------
                                                                         802,956
--------------------------------------------------------------------------------
 Metals -- 0.3%
  6,200 Alcoa Inc. ................................................      251,100
--------------------------------------------------------------------------------
 Motor Vehicles -- 1.2%
  9,100 Ford Motor Co. ............................................      539,744
  5,500 General Motors Corp. ......................................      454,094
--------------------------------------------------------------------------------
                                                                         993,838
--------------------------------------------------------------------------------
 Oil -- 3.7%
  4,200 Atlantic Richfield Co. ....................................      229,425
  1,845 BP Amoco PLC, Sponsored ADR................................      156,825
  2,900 Chevron Corp. .............................................      222,938
  2,700 Columbia Energy Group......................................      136,350
  6,400 Costal Corp. ..............................................      204,800
  9,900 Diamond Offshore Drilling, Inc. ...........................      204,806
  4,300 E.I. du Pont de Nemours & Co. .............................      220,644
  5,800 Exxon Corp. ...............................................      386,063
  5,400 Mobil Corp. ...............................................      449,212
 12,000 Royal Dutch Petroleum Co. .................................      526,500
  5,700 Texaco Inc.+...............................................      265,406
  3,200 Tosco Corp.+...............................................       66,200
--------------------------------------------------------------------------------
                                                                       3,069,169
--------------------------------------------------------------------------------
 Paper -- 0.4%
  1,500 Bowater Inc. ..............................................       63,188
  3,600 Fort James Corp. ..........................................      107,550
  6,300 Louisiana-Pacific Corp. ...................................      115,762
--------------------------------------------------------------------------------
                                                                         286,500
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                              Balanced Investments

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
 Pollution Control -- 0.4%
  5,500 Allied Waste Industries, Inc.+.............................  $   107,250
  3,800 Waste Management, Inc.+....................................      185,725
--------------------------------------------------------------------------------
                                                                         292,975
--------------------------------------------------------------------------------
 Publishing -- 1.2%
  2,600 American Greetings Corp., Class A Shares+..................       61,587
  3,500 New York Times Co., Class A Shares.........................      108,500
  9,400 Time Warner Inc.+..........................................      606,300
  2,100 Tribune Co. ...............................................      139,256
  1,700 Valassis Communications, Inc. .............................       81,600
--------------------------------------------------------------------------------
                                                                         997,243
--------------------------------------------------------------------------------
 Retail -- 4.2%
  1,900 Best Buy Co., Inc. ........................................      176,225
  5,300 CVS Corp. .................................................      280,900
  4,600 Fred Meyer, Inc. ..........................................      295,550
  2,900 Gap, Inc. .................................................      187,594
  7,500 Limited, Inc.+.............................................      266,250
  3,400 Loews Corp. ...............................................      201,662
  3,300 McDonald's Corp. ..........................................      280,500
  8,350 Staples, Inc. .............................................      245,542
 10,200 TJX Cos., Inc. ............................................      291,337
 14,400 Wal-Mart Stores, Inc ......................................    1,243,800
--------------------------------------------------------------------------------
                                                                       3,469,360
--------------------------------------------------------------------------------
 Services -- 5.0%
  6,400 America Online, Inc.+......................................      569,200
  3,300 Cadence Design Systems, Inc.+..............................       79,406
  3,300 Carnival Corp. ............................................      146,850
  3,200 Ceridian Corp.+............................................      229,200
  4,700 Compuware Corp. ...........................................      262,906
 12,400 Microsoft Corp. ...........................................    1,861,550
  4,200 Omnicom Group Inc.+........................................      278,250
  9,500 Oracle Corp. ..............................................      530,813
  2,700 Quintilies Transnational Corp.+............................      116,437
--------------------------------------------------------------------------------
                                                                       4,074,612
--------------------------------------------------------------------------------
 Soaps -- 1.7%
  1,100 Clorox Co. ................................................      130,144
  6,400 Dial Corp. ................................................      186,800
  1,900 Newell Co. ................................................       80,750
  8,500 Proctor & Gamble Co. ......................................      760,750
  7,800 Ralston Purina Group.......................................      210,113
--------------------------------------------------------------------------------
                                                                       1,368,557
--------------------------------------------------------------------------------
 Telephone -- 4.9%
  7,100 Ameritech Corp. ...........................................      464,162
 11,000 Bell Atlantic Corp. .......................................      631,812
 10,600 BellSouth Corp. ...........................................      490,250
  4,700 GTE Corp. .................................................      304,912
 11,680 MCI WorldCom, Inc. ........................................      963,600
 11,600 SBC Communications Inc. ...................................      613,350
  5,200 Telefonos de Mexico SA, Sponsored ADR......................      297,375
  4,300 U S West, Inc. ............................................      229,244
--------------------------------------------------------------------------------
                                                                       3,994,705
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                              Balanced Investments

   SHARES                                                              VALUE
                                   SECURITY
-------------------------------------------------------------------------------
 Tobacco -- 0.7%
      14,600 Philip Morris Cos., Inc. ............................  $   571,225
-------------------------------------------------------------------------------
 Transportation -- 0.5%
       5,100 Burlington Northern Santa Fe Corp. ..................      168,937
       1,700 Canadian National Railway Co. .......................       82,131
       4,000 US Airways Group, Inc................................      189,500
-------------------------------------------------------------------------------
                                                                        440,568
-------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $48,922,770).............   50,304,017
-------------------------------------------------------------------------------
    FACE
   AMOUNT                                                              VALUE
                                   SECURITY
-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 15.2%
             U.S. Treasury Notes:
 $ 1,725,000 5.750% due 8/15/03...................................    1,755,429
     590,000 7.500% due 2/15/05...................................      653,366
      60,000 4.750% due 11/15/08..................................       57,560
             U.S. Treasury Bonds:
   2,690,000 5.625% due 4/30/00...................................    2,706,463
   1,090,000 6.625% due 7/31/01...................................    1,125,327
   1,350,000 6.000% due 7/31/02...................................    1,380,820
   2,000,000 6.375% due 8/15/02...................................    2,068,400
     815,000 7.500% due 11/15/16..................................      964,960
     155,000 6.125% due 11/15/27..................................      162,657
   1,725,000 5.250% due 11/15/28..................................    1,628,417
-------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost --
              $12,633,831)........................................   12,503,399
-------------------------------------------------------------------------------
    FACE
   AMOUNT    RATING(a)                                                 VALUE
                                   SECURITY
-------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.1%
                       Federal National Mortgage Association:
     470,000   Aaa*    4.625% due 10/15/01.......................       461,399
     370,000   Aaa*    5.250% due 1/15/03........................       366,152
     550,000   Aaa*    5.750% due 6/15/05........................       552,244
     390,000   Aaa*    5.250% due 1/15/09........................       373,172
-------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost --
              $1,769,596).........................................    1,752,967
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 7.3%
-------------------------------------------------------------------------------
 Banking -- 0.3%
     260,000   AA      JP Morgan & Co. Inc., 5.750% due 2/25/04..       255,918
-------------------------------------------------------------------------------
 Cable Services -- 1.4%
     260,000   BBB-    CF Cable TV Inc., 11.625% due 2/15/05.....       286,650
                       Comcast Cable Communications, 8.375% due
     385,000   BBB-    5/1/07....................................       434,567
                       Continental Cablevision:
     200,000   BBB     8.875% due 9/15/05........................       226,250
     150,000   BBB     9.000% due 9/1/08.........................       175,875
-------------------------------------------------------------------------------
                                                                      1,123,342
-------------------------------------------------------------------------------
 Financial Services -- 1.4%
     255,000   A-      Finova Capital Corp., 6.440% due 11/6/01..       256,912
                       General Electric Capital Corp., 8.500% due
     510,000   AAA     7/24/08...................................       596,700
                       Morgan Stanley Dean Witter & Co., 5.625%
     265,000   Aa3*    due 1/20/04...............................       259,369
-------------------------------------------------------------------------------
                                                                      1,112,981
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                              Balanced Investments

    FACE
   AMOUNT   RATING(a)                                                  VALUE
                                   SECURITY
-------------------------------------------------------------------------------
 Industrial -- 2.5%
 $  240,000   A       Allied Signal Inc., 6.200% due 2/1/08......   $   234,600
    200,000   Baa1*   Cendant Corp., 7.500% due 12/1/00..........       202,250
    250,000   BBB+    Comdisco Inc., 6.130% due 8/1/01...........       251,875
                      Cumming Engine Co. Inc., 7.125% due
    260,000   BBB+    3/1/28.....................................       243,750
    210,000   AA-     Motorola Inc., 6.500% due 11/15/28.........       204,488
                      Occidental Petroleum Corp., 8.450% due
    180,000   BBB     2/15/29....................................       181,746
    575,000   A+      Texaco Captial Inc., 5.700% due 12/1/08....       555,594
    145,000   BBB     Time Warner Inc., 6.625% due 5/15/29.......       141,013
-------------------------------------------------------------------------------
                                                                      2,015,316
-------------------------------------------------------------------------------
 Telephone -- 1.1%
    155,000   BBB     AT&T Captial Corp., 7.500% due 11/15/00....       157,334
                      Cable & Wireless Communications PLC, 6.750%
    385,000   A-      due 12/1/08................................       393,663
                      MCI Communications Corp., 7.125% due
    150,000   BBB+    1/20/00....................................       151,688
                      New England Telephone & Telegraph Co.,
    185,000   AA      7.875% due 11/15/29........................       214,831
-------------------------------------------------------------------------------
                                                                        917,516
-------------------------------------------------------------------------------
 Transportation -- 0.6%
                      Continental Airlines Inc., 6.545% due
    250,000   AA+     2/2/19.....................................       243,550
                      Northwest Airlines Corp., 6.810% due
    250,000   AA      2/1/20.....................................       247,987
-------------------------------------------------------------------------------
                                                                        491,537
-------------------------------------------------------------------------------
                      TOTAL CORPORATE BONDS & NOTES (Cost --
                       $6,030,660)...............................     5,916,610
-------------------------------------------------------------------------------
    FACE
   AMOUNT                                                              VALUE
                                   SECURITY
-------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 7.0%
-------------------------------------------------------------------------------
 Federal National Mortgage Association (FNMA) -- 5.5%
    625,000 FNMA, 6.500% due 4/1/13...............................      629,488
    100,999 FNMA, 6.000% due 5/1/13...............................      100,083
    277,750 FNMA, 5.500% due 3/1/14...............................      269,937
  1,260,963 FNMA, 7.000% due 11/1/25..............................    1,277,117
    165,500 FNMA, 7.500% due 1/1/28...............................      170,052
    428,548 FNMA, 7.500% due 2/1/28...............................      440,333
    187,439 FNMA, 6.500% due 4/1/28...............................      186,268
    456,035 FNMA, 7.000% due 10/1/28..............................      461,877
    570,060 FNMA, 6.500% due 2/1/29...............................      566,497
    404,000 FNMA Gold, 6.000% due 2/1/14..........................      392,385
-------------------------------------------------------------------------------
                                                                      4,494,037
-------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) -- 1.4%
    115,393 GNMA, 7.500% due 3/15/27..............................      118,783
     96,078 GNMA, 7.500% due 1 /15/28.............................       98,900
    911,125 GNMA, 7.500% due 1/15/29..............................      937,887
-------------------------------------------------------------------------------
                                                                      1,155,570
-------------------------------------------------------------------------------
 Collateralized Mortgage Obligations -- 0.1%
            Countrywide Home Equity Loan Trust, Series 1998-A,
    127,138 Class A, 5.126% due 3/15/24...........................      126,265
-------------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES (Cost --
             $5,818,968)..........................................    5,775,872
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                              Balanced Investments

    FACE
   AMOUNT                            SECURITY                           VALUE
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 7.2%
 $5,902,000     Morgan Stanley Dean Witter & Co., 4.730% due
                3/1/99; Proceeds at maturity -- $5,904,326;
                (Fully collateralized by U.S. Treasury Notes and
                Bonds, 5.500% to 14.000% due 4/30/99 to 2/15/26;
                Market value -- $6,040,610) (Cost -- $5,902,000)..   $ 5,902,000
--------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100% (Cost --
                 $81,077,825**)...................................   $82,154,865
--------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service Inc.
+ All or a portion of this security is on loan (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 138 for definition of ratings.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Business Machines 5.1%                                              5.1
Banking 5.3%                                                        5.3
Financial Services 6.1%                                             6.1
Drugs 6.6%                                                          6.6
Telephone 6.0%                                                        6
Other Common Stocks and Corporate Bonds & Notes 39.4%              39.4
Repurchase Agreement 7.2%                                           7.2
U.S. Treasury & Government Obligations 17.3%                       17.3
Mortgage-Backed Securities 8.1%                                       7




                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 98.7%
--------------------------------------------------------------------------------
 Auto & Transportation -- 6.3%
 152,450 Air Products and Chemicals, Inc.+......................  $    4,897,456
   1,125 Airborne Freight Corp. ................................          43,875
 159,625 AMR Corp. .............................................       8,849,211
   2,400 Autoliv, Inc. .........................................          91,200
  11,025 Burlington Northern Santa Fe Corp. ....................         365,203
  30,875 CNF Transportation, Inc.+..............................       1,304,469
   1,375 Continental Airlines, Class B Shares* .................          47,609
   1,675 Cooper Tire & Rubber Co. ..............................          33,081
   5,200 CSX Corp. .............................................         204,100
  52,925 Dana Corp. ............................................       1,997,919
  78,175 Delta Airlines, Inc. ..................................       4,754,017
  72,525 Eaton Corp. ...........................................       5,031,422
   3,175 FDX Corp.* ............................................         303,212
  46,500 Federal Mogul Corp.+ ..................................       2,287,219
  60,650 Fleetwood Enterprises, Inc.+ ..........................       1,967,334
 703,250 Ford Motor Co. ........................................      41,711,516
 127,925 General Motors Corp. ..................................      10,561,808
   1,675 General Motors Corp., Class H Shares...................          79,039
   3,975 Genuine Parts Co. .....................................         119,002
  35,400 Goodyear Tire & Rubber Co. ............................       1,637,250
  30,325 ITT Industries, Inc.+ .................................       1,184,570
 126,000 Kansas City Southern Industries, Inc. .................       5,890,500
   1,350 Lear Corp.* ...........................................          47,672
   2,750 Morton International, Inc. ............................          99,344
 152,650 Navistar International Corp. ..........................       6,563,950
   8,950 Norfolk Southern Corp. ................................         251,159
     650 Northwest Airlines, Class A Shares* ...................          16,250
  31,125 Ogden Corp. ...........................................         760,617
  96,600 PACCAR, Inc. ..........................................       4,045,125
     600 Pittston Brink's Group.................................          14,700
   1,625 Ryder Systems Inc .....................................          43,875
   1,450 Snap-On, Inc. .........................................          40,963
 162,250 Southwest Airlines Co. ................................       4,887,781
   2,275 TRW, Inc. .............................................         107,494
  60,325 U.S. Airways Group, Inc.* .............................       2,857,897
  31,950 UAL Corp.+* ...........................................       1,909,013
 165,575 Union Pacific Corp.+ ..................................       7,761,328
--------------------------------------------------------------------------------
                                                                     122,768,180
--------------------------------------------------------------------------------
 Consumer Discretionary -- 11.8%
   2,175 A.H. Belo Corp. .......................................          39,422
   1,325 ACNielson Corp.* ......................................          34,450
     850 Alberto Culver Co., Class B Shares.....................          20,400
   1,550 American Greetings Corp., Class A Shares...............          36,716
   1,575 AMF Bowling, Inc.* ....................................           7,186
     675 Best Buy Co., Inc.* ...................................          62,606
     150 BHC Communications, Inc.* .............................          17,175
     400 BJ's Wholesale Club, Inc.* ............................          17,425
   1,800 Black & Decker Corp. ..................................          87,750
     125 Borders Group..........................................           1,727
   1,350 Brinker International, Inc.* ..........................          39,066
 131,075 Browning Ferris Industries, Inc. ......................       4,128,862
   2,325 Brunswick Corp. .......................................          49,551
   1,250 Callaway Golf Co. .....................................          13,594

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Discretionary -- 11.8% (continued)
     275 Capstar Broadcasting Corp.* ...........................  $        5,552
     850 CBRL Group, Inc. ......................................          15,938
 103,250 CBS Corp.* ............................................       3,807,344
  87,700 Cendant Corp.* ........................................       1,452,531
     625 Central Newspapers, Inc. ..............................          21,875
     375 Chris Craft Industries* ...............................          15,891
 150,575 Circuit City Stores* ..................................       8,168,694
   1,550 Circus Circus Enterprises, Inc.* ......................          26,544
     475 CKE Restaurants, Inc. .................................          12,617
     475 CompUSA Inc.* .........................................           4,988
     175 Consolidated Stores Corp.* ............................           4,408
     825 Convergys Corp.* ......................................          14,283
 101,100 Costco Cos., Inc.* ....................................       8,119,594
     700 Cox Communications* ...................................          49,525
   3,275 Darden Restaurants, Inc. ..............................          72,050
 100,650 Dayton-Hudson Corp. ...................................       6,296,916
 166,825 Deluxe Corp. ..........................................       5,651,197
   2,425 Dillard Inc., Class A Shares...........................          60,321
  99,500 Dun & Bradstreet Corp.+ ...............................       3,407,875
     625 The E.W. Scripps Co. ..................................          25,625
 106,225 Eastman Kodak Co. .....................................       7,030,767
  20,000 Estee Lauder Cos., Class A Shares+ ....................       1,736,250
 323,800 Federated Department Stores, Inc.+* ...................      12,324,638
     650 Fifth Third Bancorp ...................................          42,941
 108,325 First Security Corp. ..................................       2,010,783
   7,325 Food Lion, Inc., Class B Shares........................          71,418
  37,400 Footstar, Inc.* .......................................         953,700
 162,400 Fort James Corp. ......................................       4,851,700
  79,300 Fortune Brands, Inc. ..................................       2,388,913
   3,100 Fred Meyer, Inc.* .....................................         199,175
     125 Furniture Brands International, Inc.* .................           2,672
  53,975 Gannett Co. ...........................................       3,427,413
 120,525 Harcourt General, Inc.+ ...............................       5,521,551
 113,600 Harrah's Entertainment, Inc.* .........................       1,895,700
     600 Harte-Hanks Inc. ......................................          15,525
 225,800 Hasbro, Inc ...........................................       8,354,600
   2,850 Hilton Hotels Corp. ...................................          45,066
   2,550 Ikon Office Solutions, Inc. ...........................          36,018
   5,225 J.C. Penney Co., Inc. .................................         188,753
     425 Jacor Communications, Inc.* ...........................          29,644
 124,625 K Mart Corp.* .........................................       2,180,938
     125 Kelly Services, Inc., Class A Shares...................           3,188
 171,150 Kimberly-Clark Corp.+ .................................       8,086,838
   1,350 King World Productions* ...............................          35,690
  78,800 Knight Ridder Inc .....................................       3,954,775
  36,425 Kroger Co.+ ...........................................       2,356,242
     200 Lancaster Colony Corp. ................................           5,500
   1,700 Leggett & Platt, Inc. .................................          35,594
  83,925 The Limited, Inc.+ ....................................       2,979,338
 102,050 Liz Claiborne, Inc. ...................................       3,437,809
  45,525 Loews Corp. ...........................................       3,559,486
 185,800 Mattel, Inc.+ .........................................       4,900,475
   5,275 May Department Stores Co. .............................         312,543
     600 Maytag Corp. ..........................................          33,637
  56,275 McDonald's Corp. ......................................       4,783,375
  41,950 The McGraw Hill Cos., Inc. ............................       4,590,903

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Discretionary -- 11.8% (continued)
 107,182 Meditrust Corp. .......................................  $    1,312,980
     225 Metro-Goldwyn-Mayer, Inc.* ............................           2,348
     400 MGM Grand, Inc.* ......................................          15,100
   4,650 Minnesota Mining & Manufacturing Co. ..................         344,391
   2,425 Mirage Resorts, Inc.* .................................          47,288
     250 MSC Industrial Direct Co., Inc. .......................           4,469
  27,125 National Service Industries, Inc. .....................         871,391
   1,050 The Neiman-Marcus Group, Inc. .........................          27,168
     875 Newell Co. ............................................          37,188
 161,100 The New York Times Co., Class A Shares.................       4,994,100
  96,200 Nike, Inc. Class B Shares+.............................       5,158,725
  52,000 Nordstrom, Inc.+ ......................................       2,093,000
 111,200 Office Depot Inc.+* ...................................       3,968,450
   1,725 OfficeMax, Inc.* ......................................          13,369
      25 Outback Steakhouse, Inc.* .............................           1,097
   1,450 Park Place Entertainment Corp.* .......................          10,875
   2,700 Patriot American Hospitality, Inc. ....................          14,681
  20,875 Payless ShoeSource, Inc.* .............................       1,145,516
     125 Penton Media, Inc. ....................................           2,336
   1,300 The Pep Boys-Manny, Moe & Jack.........................          23,725
     850 Polaroid Corp. ........................................          20,294
   1,325 Primedia, Inc.*........................................          17,639
  28,200 Promus Hotel Corp.*....................................         992,287
     850 R.H. Donnelley Corp. ..................................          12,750
   2,400 R.R. Donnelley & Sons Co. .............................          82,200
   1,725 Readers Digest Association, Inc. ......................          58,650
   1,100 Reebok International Ltd.* ............................          17,738
 518,675 Republic Industries, Inc.* ............................       6,353,769
   2,175 Rubbermaid, Inc.* .....................................          71,910
   1,475 Saks, Inc.* ...........................................          53,008
   7,900 Sears Roebuck & Co. ...................................         320,937
   1,000 Service Corp. International............................          15,375
   2,600 Shaw Industries, Inc. .................................          57,038
 100,450 Sinclair Broadcast Group Inc., Class A Shares+*........       1,487,916
     150 Sodexho Marriott Services, Inc. .......................           3,506
     575 The Stanley Works......................................          13,980
     675 Stewart Enterprises, Inc. .............................          10,125
     675 Sunbeam Corp. .........................................           3,923
  74,450 Tandy Corp. ...........................................       4,141,281
 209,900 Tele-Communications, Inc., Class A Shares*  ...........      13,184,344
     200 Tiffany & Co. .........................................          11,438
 154,675 Time Warner, Inc.+ ....................................       9,976,538
   5,925 Toys 'R' Us, Inc.* ....................................          83,691
     925 Tribune Co. ...........................................          61,339
 159,225 U.S. Filter Corp.* ....................................       3,910,964
     625 U.S. Office Products Co.* .............................           3,086
     250 Unifi, Inc. ...........................................           3,016
   1,975 USA Networks, Inc.* ...................................          78,506
 388,750 Venator Group Inc. ....................................       1,919,453
 138,050 VF Corp. ..............................................       6,643,656
  63,775 Viacom, Inc.* .........................................       5,636,116
 155,200 Viad Corp. ............................................       4,103,100
  83,600 Wal-Mart Corp. ........................................       7,220,950
     600 Warnaco Group Inc. ....................................          13,500
     150 The Washington Post Co., Class B Shares................          82,481
 186,795 Waste Management Inc.+ ................................       9,129,605

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Discretionary -- 11.8% (continued)
   2,350 Wendy's International, Inc. ...........................  $       56,253
  26,725 Whirlpool Corp. .......................................       1,162,538
   1,950 Whitman Corp. .........................................          37,050
--------------------------------------------------------------------------------
                                                                     231,313,403
--------------------------------------------------------------------------------
 Consumer Staples -- 2.4%
 148,975 Albertsons Inc.+ ......................................       8,491,575
   6,525 American Stores Co. ...................................         220,219
   9,375 Anheuser-Busch Cos., Inc. .............................         718,945
  28,750 Bestfoods, Inc. .......................................       1,349,453
   1,050 Brown-Forman, Class B Shares...........................          69,234
     125 Clorox Co. ............................................          14,789
   3,900 Conagra, Inc. .........................................         117,488
  16,650 Dean Foods Co. ........................................         606,684
  23,975 Dole Food, Inc.+.......................................         755,212
  73,350 General Mills, Inc. ...................................       5,918,428
   4,400 H.J. Heinz Co. ........................................         239,525
     675 Hannaford Brothers Co. ................................          31,725
     675 Hershey Foods Corp. ...................................          42,018
  51,050 Hormel Foods Corp. ....................................       1,837,800
   1,975 IBP, Inc. .............................................          44,437
   1,825 International Flavors & Fragrances, Inc. ..............          75,167
  46,000 Interstate Bakeries Corp. .............................       1,104,000
   2,575 Kellogg Co. ...........................................          95,275
   1,075 McCormick & Co., Inc. .................................          30,771
   1,275 Nabisco Holdings Corp., Class A Shares.................          56,578
   1,250 Premark International, Inc. ...........................          39,922
 128,150 Quaker Oats Corp. .....................................       7,000,193
   1,075 Ralston-Ralston Purina Group...........................          28,957
   3,950 Rite Aid Corp. ........................................         163,431
   7,675 RJR Nabisco Holdings Corp. ............................         209,623
 332,000 Sara Lee Corp. ........................................       9,026,250
  88,250 SUPERVALU, Inc. .......................................       2,123,515
  87,425 Tricon Global Restaurants, Inc.* ......................       5,420,350
     600 Tupperware Corp. ......................................          10,500
   2,600 Tyson Foods, Inc., Class A Shares......................          53,300
    475  U.S. Foodservice* .....................................          22,058
     250 Weis Markets Inc. .....................................           9,093
   2,050 Winn-Dixie Stores, Inc. ...............................          89,816
     200 Wm. Wrigley Jr. Co. ...................................          18,600
--------------------------------------------------------------------------------
                                                                      46,034,931
--------------------------------------------------------------------------------
 Energy -- 9.8%
   1,850 Amerada Hess Corp. ....................................          83,944
   1,675 American Water Works, Inc. ............................          50,669
     225 Anadarko Petroleum Corp. ..............................           6,188
   2,025 Apache Corp. ..........................................          40,373
  81,850 Ashland, Inc. .........................................       3,642,325
  77,725 Atlantic Richfield Corp.+ .............................       4,245,728
   2,875 Baker Hughes, Inc. ....................................          51,750
     875 BJ Services Co.* ......................................          12,305
   4,175 Burlington Resources, Inc. ............................         135,166
  81,900 CalEnergy Co., Inc.*...................................       2,298,319
 206,800 Canadian Pacific Ltd. .................................       3,838,725
 278,775 Chevron Corp. .........................................      21,430,828
   1,975 Columbia Energy Group..................................          99,737
 159,500 Conoco, Inc., Class A Shares...........................       3,239,844

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Energy -- 9.8% (continued)
  38,125 Cooper Industries, Inc. ...............................  $    1,667,969
     625 Dynegy, Inc. ..........................................           7,500
 283,025 EI du Pont de Nemours & Co. ...........................      14,522,720
   2,650 El Paso Energy, Corp. .................................          96,559
  73,400 Elf Aquitaine SA Sponsored ADR+........................       3,789,275
   1,500 Enron Oil & Gas Co. ...................................          24,750
     725 Ensco International, Inc. .............................           6,434
 816,350 Exxon Corp. ...........................................      54,338,602
   2,375 Halliburton Co. .......................................          67,094
   3,275 Keyspan Energy Corp. ..................................          86,788
 443,100 Mobil Corp. ...........................................      36,860,381
     900 Murphy Oil Corp. ......................................          30,769
     625 Nabors Industries, Inc.*...............................           7,188
     900 National Fuel Gas Co. .................................          36,281
   1,225 Noble Affiliates Inc. .................................          27,716
     675 Noble Drilling Corp.*..................................           8,353
   8,125 Occidental Petroleum Corp. ............................         122,383
     375 Ocean Energy, Inc.*....................................           1,594
     675 Pennzenergy Co. .......................................           6,328
   1,125 Pennzoil-Quaker State Co. .............................          13,992
  68,400 Philips NV+............................................       4,762,350
   5,025 Phillips Petroleum Co. ................................         194,405
   2,475 Pioneer Natural Resources Co. .........................          12,839
   2,900 Praxair, Inc. .........................................         101,318
     500 Rowan Cos., Inc.*......................................           4,313
  92,900 Schlumberger Ltd. .....................................       4,511,456
   2,425 Sonat, Inc. ...........................................          61,382
 108,725 Sunoco, Inc. ..........................................       3,309,317
  75,975 Tenneco, Inc. .........................................       2,274,501
  89,650 Texaco, Inc.+..........................................       4,174,328
   2,125 Thermo Electron Corp.*.................................          29,352
  43,125 Tidewater, Inc. .......................................         811,289
 263,575 Tosco Corp.+...........................................       5,452,708
     875 Transocean Offshore, Inc. .............................          18,047
  82,425 Ultramar Diamond Shamrock Corp. .......................       1,627,893
   5,925 Union Pacific Resources................................          52,955
 173,800 Unocal Corp.+..........................................       4,898,988
 145,650 USX Marathon Group, Inc. ..............................       3,013,134
 175,025 USX-U.S. Steel Group+..................................       4,430,320
   1,225 Valero Energy Corp. ...................................          21,514
     225 Vastar Resources, Inc. ................................           8,663
     400 Weatherford International, Inc.*.......................           6,800
   8,825 Williams Cos., Inc. ...................................         326,525
--------------------------------------------------------------------------------
                                                                     191,002,974
--------------------------------------------------------------------------------
 Financial Services -- 30.6%
   1,550 20th Century Industries................................          29,643
  35,400 A.G. Edwards, Inc. ....................................       1,152,713
  89,875 Aetna, Inc. ...........................................       6,656,367
     200 Affiliated Computer Services, Class A Shares*..........           9,250
   5,025 AFLAC, Inc. ...........................................         221,728
     150 Alleghany Corp. .......................................          27,150
  91,375 Allmerica Financial Corp. .............................       4,877,141
 636,685 Allstate Corp. ........................................      23,875,688
   1,750 AMB Property Corp. ....................................          36,750
  52,925 AMBAC Financial Group, Inc.............................       2,963,800
     800 American Bankers Insurance Group.......................          38,400

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Financial Services -- 30.6% (continued)
  24,800 American Express Co. ..................................  $    2,690,800
     825 American Financial Group, Inc. ........................          30,473
 135,725 American General Corp.+................................       9,941,856
 397,650 American International Group, Inc. ....................      45,307,247
     225 American National Insurance Co. .......................          16,931
     425 Amresco, Inc.*.........................................           4,024
   2,625 Amsouth Bancorp. ......................................         123,375
  38,050 Aon Corp.*.............................................       2,242,572
   1,125 Apartment Investment & Management Co. .................          44,016
   2,325 Archstone Communities Trust............................          45,483
   1,500 Arden Realty, Inc. ....................................          35,063
   1,500 Associated Banc-corp. .................................          46,594
  31,962 Associates First Capital Corp. ........................       1,298,457
   1,300 Astoria Financial Corp. ...............................          58,906
   1,525 Avalonbay Communities, Inc. ...........................          48,133
 234,035 Bank of Boston Corp. ..................................       9,463,790
 321,925 Bank of New York Co., Inc. ............................      11,247,255
 494,700 Bank One Corp. ........................................      26,590,125
     675 Bank United Corp., Class A Shares......................          26,663
 795,780 BankAmerica Corp. .....................................      51,974,381
   2,225 Bankers Trust Corp. ...................................         193,575
   6,825 BB&T Corp. ............................................         258,497
  80,579 Bear Stearns Cos., Inc. ...............................       3,449,801
     875 C.I.T. Group, Inc., Class A Shares.....................          25,812
   1,725 Carramerica Realty Corp.*..............................          37,088
  25,925 CCB Financial Corp. ...................................       1,346,480
     550 Centura Banks, Inc. ...................................          35,200
   3,225 Charter One Financial, Inc. ...........................          92,920
 560,358 Chase Manhattan Corp. .................................      44,618,506
   3,800 Chubb Corp. ...........................................         227,050
 194,200 CIGNA Corp. ...........................................      15,244,700
   3,700 Cincinnati Financial Corp. ............................         129,731
 266,250 Citigroup, Inc. .......................................      15,642,188
  25,900 City National Corp. ...................................         835,275
     425 CNA Financial Corp.*...................................          14,423
   2,150 Colonial Bancgroup, Inc. ..............................          26,606
   2,100 Comdisco, Inc. ........................................          25,200
  68,700 Comerica, Inc. ........................................       4,551,375
  34,575 Commerce Bancshares, Inc. .............................       1,408,931
  52,650 Compass Bancshares, Inc. ..............................       1,928,306
 171,500 Conseco, Inc.+.........................................       5,134,281
   2,400 Cornerstone Properties, Inc. ..........................          36,300
  87,700 Countrywide Credit Industries, Inc. ...................       3,321,638
   2,400 Cresent Real Estate Equities Co. ......................          50,100
  29,560 Crestline Capital Corp.*...............................         376,890
  52,625 Dime Bancorp, Inc. ....................................       1,302,469
 103,050 Donaldson Lufkin & Jenrette Securities Corp.+ .........       5,873,850
     925 Dow Jones & Co. .......................................          43,475
     350 DST Systems, Inc.*.....................................          18,988
   1,975 Duke Realty Investment Inc. ...........................          43,080
 189,900 Equitable Companies, Inc. .............................      12,830,118
  70,125 Equity Office Properties Trust.........................       1,805,719
  32,700 Equity Residential Properties Trust....................       1,340,700
   1,550 Erie Indemnity Co. ....................................          42,044
 223,275 Everest Reinsurance Holdings, Inc. ....................       7,409,939
  19,600 Federal Home Loan Mortgage Corp. ......................       1,153,950

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Financial Services -- 30.6% (continued)
 168,600 Federal National Mortgage Association..................  $   11,802,000
     375 Federated Investors, Inc. .............................           7,195
     675 Financial Security Assurance Holdings..................          35,648
  15,950 Finova Group, Inc. ....................................         810,459
   2,600 First American Corp. ..................................         105,463
 114,575 First Data Corp.+......................................       4,382,494
   2,950 First Tennessee National Corp. ........................         112,284
 561,048 First Union Corp. .....................................      29,910,872
   1,150 First Virginia Banks, Inc. ............................          54,841
   2,600 Firstar Corp. .........................................         217,750
   1,475 Firstmerit Corp. ......................................          36,045
     125 Firstplus Financial Group, Inc. .......................             171
     150 Fiserv, Inc.*..........................................           7,050
 284,627 Fleet Financial Group, Inc. ...........................      12,221,172
   1,300 Fremont General Corp. .................................          25,675
   1,500 Fulton Financial Corp. ................................          33,188
   1,125 GATX Corp. ............................................          38,883
  58,250 Golden State Bancorp, Inc.*............................       1,037,578
  33,825 Golden West Financial Corp. ...........................       3,177,436
 141,575 Greenpoint Financial Corp.+............................       4,344,583
     225 H&R Block, Inc. .......................................          10,209
  75,750 Hartford Financial Services, Inc. .....................       4,095,234
     450 Hartford Life, Inc., Class A Shares....................          26,100
     900 Heller Financial, Inc. ................................          21,769
   3,700 Hibernia Corp. ........................................          59,894
   1,375 Highwoods Properties, Inc. ............................          32,914
   1,050 Horace Mann Educators Corp. ...........................          24,609
 292,900 Host Marriott Corp. ...................................       3,166,981
   7,675 Household International, Inc. .........................         311,796
 186,875 HRPT Properties Trust..................................       2,557,852
   5,000 Huntington Bancshares, Inc. ...........................         158,750
   1,725 Illinova Corp. ........................................          40,968
  36,950 Indymac Mortgage Holdings, Inc. .......................         392,594
  40,650 J.P. Morgan & Co., Inc.+...............................       4,529,934
   2,550 Jefferson-Pilot Corp. .................................         172,921
 101,125 Keycorp................................................       3,261,281
   1,150 Keystone Financial, Inc. ..............................          41,544
   1,050 Kimco Realty Corp. ....................................          39,834
   1,325 Legg Mason, Inc. ......................................          37,514
  80,275 Lehman Brothers Holdings, Inc. ........................       4,254,575
     900 Leucadia National Corp. ...............................          26,831
  33,200 Liberty Financial Cos., Inc. ..........................         744,925
  91,550 Liberty Property Trust.................................       2,002,656
  86,300 Lincoln National Corp. ................................       8,171,531
     125 M & T Bank Corp. ......................................          59,469
   1,325 Mack-Cali Realty Corp. ................................          38,342
  62,500 Marsh & McLennan Cos., Inc.+...........................       4,425,781
   2,550 Marshall & Ilsley Corp. ...............................         142,800
  90,075 MBIA Inc. .............................................       5,545,242
  87,250 Mellon Bank Corp. .....................................       5,900,281
   3,350 Mercantile Bancorp, Inc. ..............................         152,844
  51,725 Mercantile Bankshares Corp. ...........................       1,884,730
     375 Mercury General Corp. .................................          13,078
 114,300 Merrill Lynch & Co., Inc. .............................       8,772,525
 282,380 Morgan Stanley Dean Witter & Co. ......................      25,555,390
 158,490 National City Corp.+...................................      11,074,489

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 Financial Services -- 30.6% (continued)
     450 Nationwide Financial Services, Inc., Class A Shares...  $       20,447
  51,400 North Fork Bancorp. ..................................       1,130,800
  51,150 Northern Trust Corp.+.................................       4,571,531
     150 Ocwen Financial Corp.*................................           1,200
     725 Ohio Casualty Corp. ..................................          29,272
  51,975 Old Kent Financial Corp. .............................       2,280,403
 168,400 Old Republic International Corp. .....................       3,168,025
     650 Orion Capital Corp. ..................................          21,491
   1,925 Pacific Century Financial Group.......................          42,230
  78,500 PaineWebber Group, Inc. ..............................       2,933,938
   2,425 People's Heritage Financial Group.....................          41,225
  30,425 Peoples Bank Bridgeport...............................         851,900
     475 The PMI Group, Inc. ..................................          20,484
 106,075 PNC Bank Corp.+.......................................       5,522,530
     200 Policy Management Systems Corp.*......................           7,313
 152,375 Popular, Inc. ........................................       5,056,945
     700 Post Properties, Inc. ................................          24,981
   1,675 Prologis Trust........................................          34,756
   1,525 Protective Life Corp. ................................          52,613
   1,825 Provident Cos., Inc. .................................          59,769
  25,600 Provident Financial Group, Inc.+......................         998,400
   1,750 Public Storage, Inc. .................................          44,625
     875 Raymond James Financial Corp. ........................          15,968
   5,225 Regions Financial Corp. ..............................         198,550
   1,525 Reliance Group Holdings, Inc. ........................          15,726
   2,075 Reliastar Financial Corp. ............................          94,153
   2,575 Republic New York Corp. ..............................         116,680
   3,150 Safeco Corp. .........................................         126,590
  44,000 Simon Property Group, Inc. ...........................       1,119,250
  93,675 Southtrust Corp.*.....................................       3,752,855
 103,500 Sovereign Bancorp, Inc.+..............................       1,267,875
   1,425 Spieker Properties, Inc. .............................          50,944
   5,300 St. Paul Cos., Inc. ..................................         171,588
 162,150 Starwood Hotels Resort+...............................       5,026,650
 132,325 State Street Corp. ...................................      10,147,673
   4,025 Summit Bancorp........................................         155,466
  96,875 Suntrust Banks, Inc. .................................       6,581,445
   2,000 Synovus Financial Corp. ..............................          47,625
   1,750 TCF Financial Corp. ..................................          42,109
   4,175 Telecom-TCI Ventures, Class A Shares*.................         115,595
  47,200 Torchmark Corp. ......................................       1,569,400
  42,900 Transamerica Corp. ...................................       3,112,931
     425 Transatlantic Holdings, Inc. .........................          31,742
   1,325 Travelers Property Casualty Corp. ....................          50,267
  46,525 Trustmark Corp. ......................................         985,748
 247,525 U.S. Bancorp..........................................       7,998,152
     450 U.S. Trust Corp. .....................................          33,694
   3,250 Union Planters Corp. .................................         146,859
  83,325 UnionBanCal Corp. ....................................       2,619,529
   1,525 United Asset Management Corp. ........................          34,598
     650 Unitrin, Inc. ........................................          42,494
   2,925 Unum Corp. ...........................................         130,894
  52,475 UST, Inc. ............................................       1,551,292
   1,125 Valley National Bancorp...............................          28,828
   1,350 Vornado Realty Trust..................................          46,406
  59,200 Wachovia Corp. .......................................       5,035,700

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 Financial Services -- 30.6% (continued)
   1,275 Waddell & Reed Financial, Inc., Class A Shares........  $       24,065
   1,345 Washington Federal, Inc. .............................          30,263
 178,485 Washington Mutual, Inc. ..............................       7,139,400
 356,900 Wells Fargo Co. ......................................      13,116,075
      50 Wesco Financial Corp. ................................          17,322
     800 Wilmington Trust, Corp. ..............................          45,350
     200 Zions Bancorp.........................................          12,800
-------------------------------------------------------------------------------
                                                                    597,874,382
-------------------------------------------------------------------------------
 Healthcare -- 2.3%
  73,075 Abbott Labs...........................................       3,393,420
   1,400 Allergan, Inc. .......................................         114,100
   2,075 American Home Products Corp. .........................         123,463
  36,075 Bausch & Lomb, Inc. ..................................       2,175,773
     900 Baxter International..................................          63,338
  71,450 Bergen Brunswig Corp, Class A Shares+.................       1,746,059
  78,575 Beverly Enterprises, Inc.*............................         407,608
   1,275 C.R. Bard, Inc. ......................................          71,878
  40,168 Cardinal Health Inc.+.................................       2,899,627
     350 Chiron Corp.*.........................................           7,372
 232,275 Columbia/HCA Healthcare Corp. ........................       4,151,915
      25 Dentsply International Inc. ..........................             637
   1,625 Foundation Health Systems, Inc. Class A Shares*.......          13,000
   1,075 Genzyme Corp.-General Division*.......................          48,375
     850 HCR Manor Care, Inc.*.................................          19,019
   1,525 Healthsouth Corp.*....................................          17,728
   1,500 Humana Inc.*..........................................          26,250
   1,775 ICN Pharmaceuticals, Inc. ............................          38,828
   3,075 IMS Health, Inc. .....................................         109,163
  27,925 Integrated Health Services, Inc. .....................         165,805
  51,000 Johnson & Johnson.....................................       4,354,125
   1,725 Mallinckrodt, Inc. ...................................          53,367
  53,700 Mckesson Corp. .......................................       3,651,600
     225 Omnicare, Inc. .......................................           5,386
  23,600 Pacificare Health Systems, Inc., Class B Shares*......       1,705,100
 108,200 Pharmacia & Upjohn, Inc. .............................       5,896,900
     900 St. Jude Medical, Inc. ...............................          22,613
 435,615 Tenet Healthcare Corp.+*..............................       8,576,170
     900 Trigon Healthcare, Inc.*..............................          31,556
   2,175 United Healthcare Corp. ..............................         107,255
     200 Universal Health Services, Class B Shares.............           8,125
  52,400 Wellpoint Health Networks, Inc., Class A Shares*......       4,133,050
-------------------------------------------------------------------------------
                                                                     44,138,605
-------------------------------------------------------------------------------
 Materials & Processing -- 3.9%
 168,300 Alcoa, Inc. ..........................................       6,816,150
   3,525 Allegheny Teledyne Inc. ..............................          72,703
     387 Arch Chemicals, Inc.*.................................           7,353
  14,000 Archer-Daniels-Midland Co. ...........................         211,750
     850 Armstrong World Industries, Inc. .....................          41,809
   1,050 Bemis, Inc. ..........................................          35,766
 115,900 Bethlehem Steel Corp.+*...............................       1,021,369
  91,100 The B.F. Goodrich Co.+................................       3,108,788
   1,275 Boise Cascade Corp. ..................................          39,605
  61,300 Bowater, Inc.+........................................       2,582,262
  28,875 Cabot Corp. ..........................................         727,289
     600 Carlisle Cos., Inc. ..................................          24,825

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Materials & Processing -- 3.9% (continued)
   2,225 Champion International Corp. ..........................  $       82,325
   1,350 Consolidated Papers, Inc. .............................          30,037
   2,425 Crown Cork & Seal Co., Inc. ...........................          67,294
   2,175 Cyprus Amax Minerals Co. ..............................          24,469
     150 Cytec Industries, Inc. ................................           4,022
  98,075 Dow Chemical Corp. ....................................       9,648,128
   1,825 Eastman Chemical Co. ..................................          86,117
  42,350 Engelhard Corp. .......................................         754,359
   1,775 Fluor Corp. ...........................................          62,458
  23,650 FMC Corp. .............................................       1,210,584
   2,200 Georgia-Pacific Corp. (Timber Group)...................          44,825
  42,025 Georgia-Pacific Group..................................       3,078,331
   1,175 Great Lakes Chemical Corp. ............................          45,752
   1,025 Harsco Corp. ..........................................          28,764
   1,500 Hercules, Inc. ........................................          41,531
   5,000 Homestake Mining Co. ..................................          45,938
   2,675 IMC Global, Inc. ......................................          53,333
  58,450 International Paper Co. ...............................       2,454,900
  19,800 International Specialty Products, Inc. ................         174,488
  20,675 Johns Manville Corp. ..................................         363,105
   1,100 Kerr McGee Corp. ......................................          31,419
  21,300 Lafarge Corp. .........................................         678,938
 152,600 Louisiana Pacific Corp. ...............................       2,804,025
   1,300 Lubrizol Corp. ........................................          24,781
 109,900 Lyondell Chemical, Co. ................................       1,469,913
  61,100 Martin Marietta Materials, Inc. .......................       3,135,194
 263,900 Masco Corp.+...........................................       6,927,375
   2,425 Mead Corp. ............................................          73,810
 112,500 Millennium Chemicals, Inc. ............................       2,032,031
     650 Mohawk Industries*.....................................          21,125
   1,550 Nalco Chemical Co. ....................................          43,594
   3,950 Newmont Mining Corp. ..................................          68,138
   1,925 Nucor Corp. ...........................................          85,783
   1,075 Olin Corp. ............................................          13,639
  91,875 Owens-Illinois, Inc.*..................................       2,199,258
   1,300 Owens-Corning..........................................          41,356
   1,350 Phelps Dodge Corp. ....................................          65,475
   4,175 PPG Industries, Inc. ..................................         217,361
  81,425 Reynolds Metals Co. ...................................       3,480,919
  39,325 Rohm & Haas Co. .......................................       1,228,906
   1,275 Rouse Co. .............................................          29,803
   2,625 RPM, Inc. .............................................          36,258
   3,475 Scherwin-Williams Co. .................................          83,617
   2,400 Sigma-Aldrich Corp. ...................................          63,300
   1,750 Smurfit-Stone Container, Corp.*........................          31,609
 102,675 Solutia, Inc. .........................................       1,828,898
   2,325 Sonoco Product Co. ....................................          56,962
     500 Southdown, Inc. .......................................          23,594
     800 Teleflex, Inc. ........................................          28,450
   1,325 Temple-Inland, Inc. ...................................          79,417
     650 The St. Joe Co. .......................................          14,015
   1,250 Timken Corp. ..........................................          22,109
   1,050 Trinity Industries Inc. ...............................          34,584
   1,575 Union Camp Corp. ......................................         105,328
  70,000 Union Carbide Corp.+...................................       3,080,000
  53,900 USG Corp. .............................................       2,701,738

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Materials & Processing -- 3.9% (continued)
  53,275 Vulcan Materials Co.+..................................  $    7,178,806
   1,350 W. R. Grace & Co.*.....................................          18,141
   2,125 Westvaco Corp. ........................................          47,546
  49,650 Weyerhaeuser Co. ......................................       2,767,987
   2,625 Willamette Industries, Inc. ...........................          95,648
   1,725 Worthington Industries.................................          21,886
--------------------------------------------------------------------------------
                                                                      75,983,165
--------------------------------------------------------------------------------
 Producer Durables -- 4.2%
  30,600 Aeroquip-Vickers, Inc. ................................       1,732,725
   1,375 Agco Corp. ............................................           9,023
  85,050 Allied Signal Inc. ....................................       3,518,944
     225 Andrew Corp.*..........................................           3,403
     450 Applied Materials, Inc.*...............................          25,031
   6,350 Boeing Co. ............................................         225,822
   1,725 Case Corp. ............................................          33,638
 139,300 Caterpillar, Inc. .....................................       6,346,856
 173,050 Centex Corp. ..........................................       6,370,403
   1,925 Clayton Homes, Inc. ...................................          23,822
  26,425 Cordant Technologies Inc. .............................       1,028,923
  90,825 Crane Co. .............................................       2,492,011
     850 Cummins Engine Inc. ...................................          34,850
     175 Danaher Corp. .........................................           8,444
  35,050 Deere & Co. ...........................................       1,145,697
   1,225 Diebold Inc. ..........................................          35,755
   4,150 Dover Corp. ...........................................         141,100
   9,400 Emerson Electric Co. ..................................         539,913
   1,200 Harnischfeger Industries, Inc. ........................           9,225
     175 Hillenbrand Industries, Inc. ..........................           7,328
  57,750 Honeywell, Inc. .......................................       4,038,891
   1,300 Hubbell Inc, Class B Shares............................          48,425
 206,000 Ingersoll Rand Co.+....................................       9,785,000
  76,400 Johnson Controls, Inc. ................................       4,698,600
     650 Kennametal, Inc. ......................................          13,528
   1,050 KLA-Tencor Corp.*......................................          54,403
     450 Lennar Corp. ..........................................          10,434
  45,875 Litton Industries, Inc.*...............................       2,574,734
 209,125 Lockheed Martin Corp. .................................       7,881,398
   1,050 Molex, Inc. ...........................................          28,088
   1,675 Northrop Grumman Corp. ................................         104,373
     125 Orbital Sciences Corp.*................................           3,453
   2,600 Pall Corp. ............................................          55,088
   2,500 Parker-Hannifin Corp. .................................          92,813
  18,850 Pentair, Inc. .........................................         713,944
     675 Pitney Bowes, Inc. ....................................          42,651
     700 Pittway Corp., Class A Shares..........................          17,369
     900 Raychem Corp. .........................................          20,531
     350 Steelcase, Inc. .......................................           5,337
      50 Sundstrand Corp. ......................................           3,384
   1,025 Tektronix, Inc. .......................................          19,986
     950 Teradyne, Inc.*........................................          45,244
  79,950 Textron Inc.+..........................................       6,236,100
  35,300 Thomas & Betts Corp.+..................................       1,471,568
 162,375 U.S. Industries, Inc. .................................       2,638,594
 141,650 United Technologies Corp. .............................      17,546,894
   1,775 W.W. Grainger, Inc. ...................................          78,988

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Producer Durables -- 4.2% (continued)
   1,125 Witco Corp. ...........................................  $       19,055
     925 York International Corp. ..............................          33,531
--------------------------------------------------------------------------------
                                                                      82,015,317
--------------------------------------------------------------------------------
 Technology -- 7.2%
   3,300 3Com Corp.*............................................         103,744
   1,375 Adaptec, Inc.*.........................................          27,414
     925 Adobe Systems, Inc. ...................................          37,231
   3,025 Advanced Micro Devices, Inc.*..........................          54,072
   5,100 AMP, Inc. .............................................         271,256
     425 Analog Devices, Inc.*..................................          10,652
 202,925 Apple Computer, Inc.+*.................................       7,064,327
  57,150 Arrow Electronics, Inc. ...............................         810,816
   1,325 Atmel Corp.*...........................................          22,773
     825 Avnet Inc. ............................................          32,742
     425 AVX Corp. .............................................           5,817
   2,150 Cabletron Systems, Inc.*...............................          17,469
  82,300 Compaq Computer Corp. .................................       2,901,075
   1,250 Conexant Systems, Inc.*................................          21,250
   1,075 E G & G, Inc. .........................................          28,488
 102,625 Electronic Data Systems Corp. .........................       4,772,063
 159,000 General Dynamics Corp.+................................       9,609,563
   1,475 General Instrument Corp.*..............................          43,144
   1,825 Harris Corp. ..........................................          56,803
 159,500 Hewlett-Packard Co. ...................................      10,596,781
 350,125 International Business Machines Corp. .................      59,521,250
   6,425 Iomega Corp.*..........................................          38,952
  75,600 Learning Co., Inc.*....................................       2,197,125
   2,025 LSI Logic Corp.*.......................................          52,523
   3,775 Micron Technologies, Inc. .............................         217,534
   9,025 Motorola, Inc. ........................................         634,006
   3,025 National Semiconductor Corp.*..........................          31,763
  94,250 NCR Corp.+*............................................       3,858,359
  99,000 Northern Telecom Ltd.+.................................       5,748,188
   7,700 Novell, Inc.*..........................................         149,188
     275 Panamsat Corp.*........................................           9,866
   1,300 Quantum Corp.*.........................................          21,369
  20,722 Raytheon Co., Class A Shares...........................       1,095,676
 106,725 Raytheon Co., Class B Shares...........................       5,703,117
     900 Reynolds & Reynolds, Class A Shares....................          16,988
   3,550 Rockwell International Corp. ..........................         157,753
     225 Sabre Group Holdings, Inc.*............................           8,831
     250 SCI Systems, Inc.*.....................................           7,734
   3,600 Seagate Technology, Inc.*..............................         104,175
   4,400 Silicon Graphics Co.*..................................          70,125
   1,125 Sterling Software, Inc. ...............................          28,688
 183,425 Storage Technology, Inc.+*.............................       6,385,483
  74,100 Sun Microsystems, Inc.*................................       7,210,856
     600 Tech Data Corp.*.......................................          10,200
   2,250 Texas Instruments, Inc. ...............................         200,672
 245,675 Unisys Corp.*..........................................       7,324,186
     600 Varian Associates, Inc. ...............................          19,200
  61,275 Vitesse Semiconductors Corp.*..........................       2,814,820
   1,300 Western Digital Corp.*.................................          12,513
--------------------------------------------------------------------------------
                                                                     140,138,620
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Utilities -- 20.2%
   2,875 Allegheny Energy Inc. .................................  $       85,351
  45,900 Alltel Corp. ..........................................       2,748,263
   3,250 Ameren Corp. ..........................................         121,265
   4,550 American Electric Power Co., Inc. .....................         189,393
 738,225 American Telephone & Telegraph Corp.+..................      60,626,728
 485,850 Ameritech Corp. .......................................      31,762,444
  28,800 Avista Corp.+..........................................         471,600
  89,825 Baltimore Gas & Electric Co. ..........................       2,301,766
 113,600 BEC Energy Co. ........................................       4,139,300
 522,635 Bell Atlantic Corp. ...................................      30,018,848
 740,475 Bellsouth Corp. .......................................      34,246,969
   2,225 Cablevision Systems Corp., Class A Shares*.............         144,625
   3,550 Carolina Power & Light Co. ............................         141,556
   5,025 Central & Southwest Corp. .............................         124,682
  65,575 Century Telephone Enterprises..........................       4,049,256
   3,525 Cinergy Corp. .........................................         102,885
   6,150 Citizens Utilities Co., Class B Shares.................          46,893
 151,075 CMS Energy Corp. ......................................       6,250,728
 153,625 Coastal Corp. .........................................       4,916,000
  39,275 Comcast Corp., Class A Shares*.........................       2,786,070
  76,025 Comsat Corp. ..........................................       2,223,731
   2,400 Conectiv Inc. .........................................          50,850
 172,700 Consolidated Edison, Inc.+.............................       8,073,725
   2,225 Consolidated Natural Gas Co. ..........................         122,236
 113,100 Dominion Resources Inc. ...............................       4,368,487
   3,775 DPL, Inc. .............................................          67,242
 111,750 DQE, Inc. .............................................       4,267,453
 140,350 DTE Energy Co. ........................................       5,543,825
  41,350 Duke Energy Corp.+.....................................       2,351,781
 311,025 Edison International...................................       7,931,138
 107,200 Energy East Corp. .....................................       5,748,600
  75,100 Enron Corp. ...........................................       4,881,500
 226,900 Entergy Corp.+.........................................       6,409,925
   5,550 Firstenergy Corp. .....................................         162,337
   2,150 Florida Progress Corp. ................................          86,269
 140,075 FPL Group..............................................       7,205,108
     425 Frontier Corp. ........................................          15,273
  87,750 GPU, Inc. .............................................       3,499,031
 310,200 GTE Corp. .............................................      20,124,225
   1,800 Interstate Energy Corp. ...............................          49,612
     925 Ipalco Enterprises Inc. ...............................          44,342
   1,325 K N Energy, Inc. ......................................          27,742
   1,500 Kansas City Power & Light Co. .........................          38,250
   6,375 Level 3 Communications, Inc.*..........................         357,000
 108,885 LG&E Energy Corp. .....................................       2,483,939
 261,750 MCI Worldcom, Inc.*....................................      21,594,375
     650 McLeod, Inc., Class A Shares*..........................          25,025
 111,925 MCN Energy Group, Inc.+................................       1,993,664
  62,150 Mediaone Group, Inc.+*.................................       3,387,175
   2,200 Midamerican Energy Holdings Co.*.......................          59,400
  16,075 New Century Energies, Inc. ............................         652,042
  24,075 New England Electric Systems...........................       1,172,152
   2,675 Nextel Communications, Inc.*...........................          80,417
   4,400 Niagara Mohawk Power Co. ..............................          64,350
   1,100 Nicor, Inc. ...........................................          42,006
   2,800 Nipsco Industries Inc. ................................          72,625

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Utilities -- 20.2% (continued)
   3,250 Northeast Utilities Co. ...............................  $       48,547
   3,650 Northern States Power Co. .............................          94,215
   1,925 OGE Energy Corp. ......................................          45,959
   7,000 Pacificorp.............................................         125,562
   5,275 Peco Energy Co. .......................................         186,933
   3,725 Pennsylvania Power & Light Co. ........................          94,988
   9,000 PG & E Corp. ..........................................         283,500
 103,875 Pinnacle West Capital Corp. ...........................       3,752,484
   2,825 Potomac Electric Power Co. ............................          68,859
 140,225 Public Services Enterprise Group, Inc. ................       5,328,550
   1,975 Puget Sound Energy Co. ................................          47,646
     250 Qualcomm, Inc.*........................................          18,250
   1,950 Questar Corp. .........................................          34,856
 205,975 Reliant Energy, Inc. ..................................       5,522,704
 691,811 SBC Communications, Inc. ..............................      36,579,507
   2,425 Scana Corp. ...........................................          56,987
     625 Scientific-Atlanta Corp. ..............................          20,273
 159,956 Sempra Energy..........................................       3,359,076
 331,150 Southern Co. ..........................................       8,299,446
  55,625 Sprint Corp. (FON Group)...............................       4,773,320
   2,375 Sprint Corp. (PCS Group)*..............................          76,000
     400 TCA Cable Television...................................          17,650
   3,100 Teco Energy Inc. ......................................          67,037
     700 Telephone and Data Systems, Inc. ......................          35,175
     125 Teligent Inc.-Class A Shares*..........................           4,914
 113,725 Texas Utilities Co. ...................................       4,826,204
   1,300 The Montana Power Co. .................................          79,138
 272,750 U.S. West, Inc. .......................................      14,540,984
   5,175 Unicom Corp. ..........................................         184,035
     175 United States Cellular Corp.*..........................           7,372
 121,075 UtiliCorp United Inc.+.................................       4,161,953
  62,350 Western Resources, Inc.+...............................       1,757,490
   2,775 Wisconsin Energy Corp. ................................          70,935
--------------------------------------------------------------------------------
                                                                     395,122,023
--------------------------------------------------------------------------------
         TOTAL COMMON STOCK (Cost -- $1,501,441,984)............   1,926,391,600
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Large Capitalization Value Equity Investments


   SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 PREFERRED STOCK -- 0.5%
--------------------------------------------------------------------------------
 Consumer Services -- 0.5%
     400,100 News Corp Ltd., Sponsored ADR (Cost --
               $7,920,549)+....................................   $   10,502,625
--------------------------------------------------------------------------------
    FACE
   AMOUNT                         SECURITY                            VALUE
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.8%
 $15,665,000 Morgan Stanley Dean Witter & Co., 4.730% due
             3/1/99; Proceeds at maturity -- $15,671,175;
             (Fully collateralized by U.S. Treasury Notes,
             5.500% to 8.125% due 4/30/99 to 2/15/26;
             Market Value--$16,032,897) (Cost -- $15,665,000)..       15,665,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,525,027,533**)...............................   $1,952,559,225
--------------------------------------------------------------------------------

 + All or a portion of this security is on loan (See Note 12).
 * Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Consumer Staples 2.4%                                               2.4
Energy 9.8%                                                         9.8
Financial Services 30.6%                                           30.6
Auto Transportation 6.3                                             6.3
Consumer Discretionary 11.8%                                       11.8
Product-Durables 4.2%                                               4.2
Technology 7.2%                                                     7.2
Utilities 20.2%                                                    20.2
Other Common Stocks 6.7%                                            6.7
Repurchase Agreement 0.8%                                           0.8




                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments



 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 99.5%
--------------------------------------------------------------------------------
 Advertising -- 0.4%
  42,900 Interpublic Group of Cos., Inc. .......................  $    3,209,456
   6,727 Lamar Advertising Co. .................................         259,830
  10,400 MSC industrial Direct Corp. ...........................         185,900
  52,900 Omnicom Group..........................................       3,504,625
  25,072 Outdoor Systems, Inc. .................................         700,449
  12,491 Reynolds & Reynolds Co., Class A Shares................         235,768
   8,451 True North Communications Inc. ........................         197,014
   2,722 Young & Rubicam Inc.*..................................         102,756
--------------------------------------------------------------------------------
                                                                       8,395,798
--------------------------------------------------------------------------------
 Basic Industries -- 2.4%
  31,698 Allied Waste Industries, Inc. .........................         618,112
  25,800 American Power Conversion Corp. .......................         925,575
  12,900 Apollo Group, Inc., Class A Shares.....................         387,806
   3,413 Bemis, Inc. ...........................................         116,255
   5,900 Cabot Corp. ...........................................         148,606
   1,610 Carlisle Cos., Inc. ...................................          66,614
  72,400 Corning Inc. ..........................................       3,873,400
   3,985 Crane Co. .............................................         109,338
   3,164 Crown Cork & Seal Co., Inc. ...........................          87,801
  10,900 Dover Corp. ...........................................         370,600
  98,510 E.I. du Pont de Nemours & Co. .........................       5,054,794
  36,775 Ensco International Inc. ..............................         326,378
  14,807 Global Industries Ltd..................................          74,960
   1,800 Harsco Corp. ..........................................          50,513
  13,438 Hercules Inc. .........................................         372,065
  28,600 Herman Miller, Inc. ...................................         486,200
  11,569 Honeywell, Inc. .......................................         809,107
  63,485 Illinois Tool Works, Inc. .............................       4,364,594
 150,599 Kimberly-Clark Corp. ..................................       7,115,803
   9,300 Lancaster Colony Corp. ................................         255,750
   2,587 Lear Corp.* ...........................................          91,353
  55,820 Masco Corp. ...........................................       1,465,275
 194,470 Monsanto Co. ..........................................       8,860,539
  10,738 Praxair, Inc. .........................................         375,159
  84,054 Republic Industries, Inc. .............................       1,029,662
  14,727 Smurfit-Stone Container, Corp. ........................         266,006
   5,195 Southdown, Inc. .......................................         245,139
  14,615 Stanley Works .........................................         355,327
   8,400 Tech Data Corp. .......................................         142,800
   2,800 Teleflex Inc. .........................................          99,575
  20,559 U.S. Filter Corp. .....................................         504,980
  11,600 Ucar International Inc. ...............................         184,150
   7,300 USG Corp. .............................................         365,913
  12,600 Valspar Corp. .........................................         409,500
  14,912 Varco International, Inc. .............................         115,568
 122,416 Waste Management Inc. .................................       5,983,082
     709 Worthington Industries, Inc. ..........................           8,995
 203,608 Xerox Corp.+...........................................      11,236,617
--------------------------------------------------------------------------------
                                                                      57,353,911
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Broadcasting -- 0.5%
     3,196 Capstar Broadcasting Corp*...........................  $       64,519
   109,717 CBS Corp. ...........................................       4,045,814
    11,059 Cox Communications, Inc.*............................         782,424
    12,807 Heftel Broadcasting Corp., Class A...................         528,289
   103,336 Liberty Media Group, Class A.........................       5,567,227
    13,200 Meredith Corp. ......................................         445,500
     2,589 Sinclair Broadcast Group Inc., Class A Shares........          38,350
     3,622 United Video Satellite Group*........................         104,359
--------------------------------------------------------------------------------
                                                                      11,576,482
--------------------------------------------------------------------------------
 Capital Goods -- 6.2%
   100,492 Allied Signal Inc. ..................................       4,157,856
   108,870 Applied Materials, Inc. .............................       6,055,893
   227,071 Boeing Co. ..........................................       8,075,211
    81,286 Comcast Corp. Class A Shares.........................       5,766,226
    24,100 Crompton & Knowles Corp. ............................         445,850
    12,900 Cytec Industries Inc.*...............................         345,881
    12,389 Delta & Pine Land Co. ...............................         401,094
    46,800 Equifax Inc. ........................................       1,766,700
    18,364 Federal-Mogul Corp. .................................         903,279
 1,011,214 General Electric Co.++...............................     101,437,404
    11,850 General Motors, Class H Shares.......................         559,172
     9,988 Howmet International Inc.*...........................         161,057
       882 Johns Manville Corp. ................................          15,490
    63,400 Minnesota Mining & Manufacturing Co. ................       4,695,563
     7,573 National-Oilwell Inc. ...............................          67,210
     2,958 Nucor Corp. .........................................         131,816
     6,563 Orbital Sciences Corp. ..............................         181,303
    10,216 Owens-Illinois, Inc.*................................         244,546
     4,656 Pall Corp. ..........................................          98,649
     1,752 Pentair, Inc. .......................................          66,357
    75,947 Pioneer Hi-Bred International, Inc. .................       1,780,008
    13,997 Raychem Corp. .......................................         319,307
    11,882 Safeskin Corp. ......................................         276,257
    13,200 Smith International Inc. ............................         320,925
    22,300 Steris Corp. ........................................         733,113
     1,400 Tektronix, Inc. .....................................          27,300
    56,714 United Technologies Corp. ...........................       7,025,447
     8,179 W.R. Grace & Co.*....................................         109,905
     4,448 Witco Corp. .........................................          75,338
--------------------------------------------------------------------------------
                                                                     146,244,157
--------------------------------------------------------------------------------
 Commercial Services -- 0.1%
    23,100 American Standard Co.*...............................         775,294
    32,500 Convergys Corp. .....................................         562,656
    31,200 Modis Professional Services..........................         427,050
    76,317 Servicemaster Co. ...................................       1,426,174
--------------------------------------------------------------------------------
                                                                       3,191,174
--------------------------------------------------------------------------------
 Computer Services -- 7.3%
    68,442 3Com Corp. ..........................................       2,151,643
     8,399 Adobe Systems Inc. ..................................         338,058
     4,620 Affiliated Computer Services, Class A Shares.........         213,674
    30,600 Altera Corp. ........................................       1,487,925
   544,800 America Online, Inc.+................................      48,453,150
    10,343 At Home Corp.*.......................................       1,097,651

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 Computer Services -- 7.3% (continued)
  13,800 Autodesk Inc. ........................................  $      553,725
 268,000 Automatic Data Processing Inc.+.......................      10,653,000
 160,800 BMC Software Inc.+....................................       6,572,700
 363,400 Cadence Design Systems, Inc.+.........................       8,744,313
  20,200 Ceridian Corp. .......................................       1,446,825
   7,921 Ciber, Inc. ..........................................         199,015
   8,265 Comdisco, Inc. .......................................          99,180
 149,700 Computer Sciences Corp. ..............................       9,973,763
   6,239 Diebold, Inc. ........................................         182,101
   4,800 DST Systems, Inc.*....................................         260,400
  19,300 Electronic Arts Inc. .................................         769,588
  14,252 Electronic Data Systems Corp. ........................         662,718
 212,286 EMC Corp. ............................................      21,732,780
  47,270 Frontier Corp. .......................................       1,698,766
  20,824 Galileo International Inc. ...........................       1,051,612
  15,300 Gartner Group Inc., Class A Shares....................         343,294
  21,700 Gateway 2000 Inc. ....................................       1,577,319
 155,654 Hewlett-Packard Co. ..................................      10,341,263
  13,900 Ingram Micro, Inc.*...................................         305,800
  33,200 International Game Technology.........................         630,800
  12,600 Intuit Inc. ..........................................       1,246,613
  18,987 Keane, Inc. ..........................................         587,410
  19,700 Lexmark International Group, Inc., Class A Shares*....       2,032,794
  39,925 Networks Associates Inc. .............................       1,876,475
  86,500 Parametric Technology Inc. ...........................       1,329,938
  52,000 PeopleSoft, Inc. .....................................         981,500
   1,935 Pixar Inc.*...........................................          79,577
  30,828 Quantum Corp. ........................................         506,735
   4,090 Sabre Group Holdings Inc*.............................         160,533
  14,146 Siebel Systems Inc. ..................................         622,424
  30,400 Sterling Commerce, Inc.*..............................         790,400
   6,600 Sterling Software, Inc. ..............................         168,300
 173,729 Sun Microsystems Inc. ................................      16,906,003
 228,500 SunGard Data Systems Inc. ............................       9,054,313
  19,700 Synopsys, Inc. .......................................         911,125
  12,150 Total System Services Inc. ...........................         276,413
  10,634 Western Digital Corp. ................................         102,352
-------------------------------------------------------------------------------
                                                                    169,173,968
-------------------------------------------------------------------------------
 Consumer Durables -- 0.1%
  17,900 HON Industries, Inc. .................................         425,125
  21,093 Nike Inc. Class B Shares..............................       1,131,112
-------------------------------------------------------------------------------
                                                                      1,556,237
-------------------------------------------------------------------------------
 Consumer Products -- 9.2%
  18,577 Anheuser-Busch Co., Inc. .............................       1,424,621
   1,416 Bausch & Lomb Inc. ...................................          85,401
  66,352 Bestfoods.............................................       3,114,395
   6,448 The B.F. Goodrich Co. ................................         220,038
   3,028 Black & Decker Corp+..................................         147,615
  10,450 Blyth Industries Inc. ................................         282,150
   2,100 Brown-Forman Corp., Class B Shares....................         138,469
  11,556 Callaway Golf Co. ....................................         125,672
  69,496 Campbell Soup Co. ....................................       2,792,871
  71,600 Clorox................................................       8,471,175
 705,250 Coca-Cola Co. ........................................      45,091,922

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Products -- 9.2% (continued)
  69,600 Coca-Cola Enterprises Inc. ............................  $    2,157,600
  91,143 Colgate Palmolive Co. .................................       7,735,762
 101,863 Conagra Inc. ..........................................       3,068,623
  21,700 Danaher Corp. .........................................       1,047,025
   1,908 Dean Foods Co. ........................................          69,523
   5,100 Dole Food Inc. ........................................         160,650
   6,007 Eastman Kodak Co. .....................................         397,588
  11,300 Estee Lauder Cos, Class A Shares.......................         980,981
  28,475 Flowers Industries Inc. ...............................         694,078
  69,524 Fort James Corp. ......................................       2,077,030
   6,300 Fred Meyer, Inc. ......................................         404,775
  14,523 Fruit of the Loom Inc., Class A Shares.................         184,261
  10,887 Furniture Brands International, Inc. ..................         232,710
  25,143 General Mills Inc. ....................................       2,028,726
 343,910 Gillette Co. ..........................................      18,442,174
  47,038 HJ Heinz & Co. ........................................       2,560,631
  19,200 Hershey Foods Corp. ...................................       1,195,200
   4,852 Hertz Corp., Class A Shares............................         193,170
   2,996 International Flavors & Fragrances, Inc. ..............         123,398
   7,120 International Home Foods*..............................         111,250
   5,867 Interstate Bakeries Corp. .............................         140,808
   6,100 Keebler Foods Co.*.....................................         237,900
  35,477 Kellogg Co. ...........................................       1,312,649
   5,850 Liz Claiborne, Inc. ...................................         197,072
  90,543 Mattel, Inc. ..........................................       2,388,072
  19,315 Maytag Corp. ..........................................       1,082,847
   5,454 McCormick & Co. Inc. ..................................         156,121
   2,268 Mohawk Industries, Inc. ...............................          73,710
  39,821 Newell Co.+............................................       1,692,393
  18,554 Newell Rubbermaid Inc. ................................         613,442
   8,940 Nu Skin Enterprises, Inc.*.............................         186,623
 455,029 PepsiCo, Inc. .........................................      17,120,466
 754,031 Phillip Morris Cos. Inc. ..............................      29,501,463
 410,888 Procter & Gamble Corp. ................................      36,774,476
  29,793 Quaker Oats Co. .......................................       1,627,443
  73,692 Ralston-Purina Group...................................       1,985,078
   2,800 Revlon Inc., Class A*..................................          39,550
 284,376 Sara Lee Corp. ........................................       7,731,473
  26,224 Sealed Air Corp.*......................................       1,330,868
   6,800 Shaw Industries Inc. ..................................         149,175
   3,331 Sonoco Products Co. ...................................          81,610
  28,600 Starbucks Corp. .......................................       1,512,225
   7,567 Suiza Foods Corp.*.....................................         279,979
  23,000 Sunbeam Corporation....................................         133,688
   5,974 Tootsie Roll Industries Inc. ..........................         274,804
  10,900 Tupperware Corp. ......................................         190,750
   3,900 Tyson Foods Inc., Class A Shares.......................          79,950
  16,600 Unifi, Inc. ...........................................         200,238
  25,655 UST Inc. ..............................................         758,426
  10,086 Warnaco Group Inc. ....................................         226,935
  13,200 Westpoint Stevens Inc. ................................         336,600
   7,900 Whitman Corp. .........................................         150,100
  23,360 Wm. Wrigley Jr. Co. ...................................       2,172,480
--------------------------------------------------------------------------------
                                                                     216,498,898
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Services -- 0.8%
 265,975 Cendant Corp. .........................................  $    4,405,210
  36,000 Ecolab, Inc. ..........................................       1,435,500
   2,204 Kelly Services Inc., Class A Shares....................          56,202
  25,200 Manpower inc. .........................................         603,225
  76,204 Pitney Bowes, Inc.+ ...................................       4,815,140
  29,600 Robert Half International, Inc. .......................       1,065,600
  70,824 Service Corp. .........................................       1,088,919
  18,100 Stewart Enterprises, Inc., Class A Shares..............         271,500
 105,021 Sysco Corp. ...........................................       2,966,843
   5,269 U.S. Foodservice.......................................         244,679
  26,434 Viad Corp. ............................................         698,849
--------------------------------------------------------------------------------
                                                                      17,651,667
--------------------------------------------------------------------------------
 Consumer Products -- 0.0%
  30,200 Dial Corp. ............................................         881,463
--------------------------------------------------------------------------------
 Data Processing/Management -- 0.0%
  24,950 Fiserv Inc.............................................       1,172,650
--------------------------------------------------------------------------------
 Diversified Manufacturing -- 1.0%
 311,451 Tyco International Ltd.+...............................      23,183,634
--------------------------------------------------------------------------------
 Electronics -- 1.1%
  16,222 Adaptec Inc. ..........................................         323,425
  45,376 Analog Devices Inc. ...................................       1,137,235
     837 Arrow Electronics, Inc. ...............................          11,875
  13,566 Atmel Corp. ...........................................         233,166
     900 Avnet, Inc. ...........................................          35,719
     774 AVX Corp. .............................................          10,594
   2,140 Broadcom Corp. ........................................         128,801
  13,088 Emerson Electric Co. ..................................         751,742
  14,423 KLA-Tencor Corp. ......................................         747,292
   7,397 Molex Inc. ............................................         197,870
  12,698 Sanmina Corp. .........................................         663,471
  15,600 SCI Systems, Inc. .....................................         482,625
 266,200 Solectron Corp.+ ......................................      11,895,813
  12,839 Teradyne, Inc. ........................................         611,457
  91,126 Texas Instruments Inc. ................................       8,127,300
     717 Thomas & Betts Corp. ..................................          29,890
   2,990 Varian Associates Inc. ................................          95,680
  19,000 Vitesse Semiconductors Corp. ..........................         872,813
--------------------------------------------------------------------------------
                                                                      26,356,768
--------------------------------------------------------------------------------
 Energy -- 0.7%
  36,788 AES Corp.+ ............................................       1,368,053
  29,232 Anadarko Petroleum Corp. ..............................         803,879
  50,462 Baker Hughes Inc. .....................................         908,315
  13,300 BJ Services Co. .......................................         187,031
   1,590 CalEnergy Co. Inc.* ...................................          44,619
  14,800 Cooper Cameron Corp. ..................................         342,250
  22,200 Diamond Offshore Drilling..............................         459,263
   3,591 Dynergy, Inc. .........................................          43,092
  95,995 Enron Corp. ...........................................       6,239,675
   4,983 Enron Oil & Gas Co. ...................................          82,220
  53,500 Global Marine, Inc.* ..................................         414,625
 106,400 Halliburton Co. .......................................       3,005,800
   2,382 Keyspan Energy Corp ...................................          63,123
   2,092 KN Energy Inc. ........................................          43,801
  22,444 Nabors Industries, Inc.* ..............................         258,106
   4,259 Noble Affiliates Inc. .................................          96,360

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Energy -- 0.7% (continued)
  34,600 Noble Drilling Corp.* .................................  $      428,175
  15,158 Ocean Energy Inc. .....................................          64,422
  28,221 Oryx Energy Co. .......................................         292,793
   3,300 Pennzenergy, Co. ......................................          30,938
  43,948 R & B Falcon Corp. ....................................         241,714
  18,700 Rowan Cos., Inc. ......................................         161,288
   2,700 Sempra Energy..........................................          56,700
   3,399 Sonat Inc. ............................................          86,037
  13,764 The Williams Cos., Inc. ...............................         509,268
  24,679 Thermo Electron Corp. .................................         340,879
  17,800 Transocean Offshore, Inc. .............................         367,125
   3,741 Vastar Resources, Inc. ................................         144,029
  22,736 Weatherford International, Inc. .......................         386,512
--------------------------------------------------------------------------------
                                                                      17,470,092
--------------------------------------------------------------------------------
 Entertainment -- 1.8%
     726 Circus Circus Enterprises, Inc.........................          12,432
   8,800 Harrah's Entertainment Inc. ...........................         146,850
  27,228 Hilton Hotels Corp., Ltd. .............................         430,543
  76,258 Marriott International Co. ............................       2,745,288
   1,089 MGM Grand Inc. ........................................          41,110
  21,113 Mirage Resorts Inc. ...................................         411,704
  18,853 Promus Hotel Corp.* ...................................         663,390
   8,350 Sodexho Marriott Service...............................         195,181
 176,270 Time Warner, Inc. .....................................      11,369,415
  35,002 Viacom Inc., Class B Shares............................       3,093,302
 635,318 The Walt Disney Co. ...................................      22,355,252
--------------------------------------------------------------------------------
                                                                      41,464,467
--------------------------------------------------------------------------------
 Financial Services -- 8.9%
   2,106 20th Century Industries................................          40,276
   4,072 Aetna, Inc. ...........................................         301,582
  16,737 AFLAC Inc. ............................................         738,520
     900 American Bankers Insurance Group, Inc. ................          43,200
 115,984 American Express Co....................................      12,584,264
 232,041 American International Group, Inc. ....................      26,438,171
   6,876 Amresco Inc. ..........................................          65,107
   5,168 Aon Corp. .............................................         304,589
 349,400 Associated First Captial Corp. ........................      14,194,375
  35,004 Bank of New York.......................................       1,222,952
  21,024 Bank One Corp. ........................................       1,130,040
  20,449 Capital One Financial Corp. ...........................       2,609,804
 101,527 Charles Schwab Corp. ..................................       7,570,107
 101,350 Citigroup, Inc. .......................................       5,954,313
  31,200 Concord EFS Inc. ......................................         996,450
  43,593 Conseco, Inc. .........................................       1,305,065
   1,900 Countrywide Credit Industries, Inc. ...................          71,963
   1,501 Dow Jones & Co., Inc. .................................          70,547
     994 Equitable Cos., Inc. ..................................          67,157
   2,330 Everest Reinsurance Holdings, Inc. ....................          77,327
 300,346 Federal Home Loan Mortgage Corp. ......................      17,682,871
 404,512 Federal National Mortgage Association..................      28,315,840
     522 Federated Investors Inc. ..............................          10,016
  58,181 Fifth Third Bancorp....................................       3,843,582
   4,400 Finova Group, Inc. ....................................         223,575
 114,808 First Data Corp. ......................................       4,391,406
  66,626 Firstar Corp. .........................................       5,579,928
   5,210 FIRSTPLUS Financial Group, Inc. .......................           7,164
  52,400 Franklin Resources Inc. ...............................       1,666,975

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 Financial Services -- 7.2% (continued)
   4,400 Greenpoint Financial Corp. ...........................  $      135,025
   1,336 Hartford Life, Inc., Class A Shares...................          77,488
  26,919 H&R Block, Inc. ......................................       1,221,450
  49,801 Household International Inc. .........................       2,023,166
 711,517 MBNA Corp.+ ..........................................      17,254,287
  10,120 Mellon Bank Corp. ....................................         684,365
   3,096 Mercury General Corp. ................................         107,973
  35,100 MGIC Investment Corp. ................................       1,195,594
  21,296 National Commerce Bancorp.............................         441,892
   1,572 Nationwide Financial Services, Inc. ..................          71,428
   2,829 North Fork Bancorporation, Inc. ......................          62,238
  13,649 Northern Trust Corp. .................................       1,219,879
   3,267 Ocwen Financial Corp .................................          26,136
 306,624 Paychex Inc. .........................................      12,993,192
  12,628 Progressive Corp.-Ohio................................       1,622,698
 116,004 Providian Financial Corp. ............................      11,846,909
   1,880 Provident Co., Inc. ..................................          61,570
   5,253 Sovereign Bancorp., Inc. .............................          64,349
  47,045 State Street Boston Corp. ............................       3,607,763
  52,250 Student Loan Marketing Association....................       2,240,219
  45,049 Synovus Financial Corp. ..............................       1,072,729
  32,100 T.Rowe Price Associates, Inc. ........................         989,081
   5,800 TCF Financial Corp. ..................................         139,563
 182,096 U.S. Bancorp..........................................       5,883,977
   3,534 UNUM Corp. ...........................................         158,147
   2,876 Waddell & Reed Financial-Class A Shares...............          54,285
  38,627 Washington Mutual, Inc. ..............................       1,545,080
  38,413 Wells Fargo, Co. .....................................       1,411,678
     700 Wilmington Trust Corp. ...............................          39,681
  21,696 Zions Bancorp.........................................       1,388,544
-------------------------------------------------------------------------------
                                                                    207,147,552
-------------------------------------------------------------------------------
 Healthcare -- 21.1%
 437,073 Abbott Labs, Inc. ....................................      20,296,577
  23,900 Alza Corp. ...........................................       1,253,256
 380,324 American Home Products Corp. .........................      22,629,278
  79,100 Amgen Inc. ...........................................       9,877,613
  77,321 Baxter International Inc. ............................       5,441,465
   6,585 Beckman Instruments, Inc. ............................         318,138
  77,308 Becton Dickinson & Co. ...............................       2,589,818
  15,100 Bergen Brunswig Corp., Class A Shares.................         369,006
   5,706 Beverly Enterprises, Inc.* ...........................          29,600
  31,900 Biomet, Inc. .........................................       1,170,331
  77,778 Boston Scientific Corp. ..............................       2,061,117
 307,642 Bristol-Myers Squibb & Co.............................      38,743,664
 140,700 Cardinal Health Inc.+ ................................      10,156,781
  18,600 Centocor Inc. ........................................         773,063
  27,033 Chiron Corp. *........................................         569,383
  13,500 Dentsply International Inc. ..........................         344,250
 179,700 Elan Corp. PLC ADR+...................................      13,780,744
 416,402 Eli Lilly & Co. ......................................      39,428,064
  20,900 First Health Group Corp. .............................         334,400
  18,435 Forest Labs Inc., Class A Shares*.....................         911,380
  15,767 Foundation Health Systems Inc., Class A Shares*.......         126,136
   9,900 Genzyme Corp.-General Division *......................         445,500
  94,000 Guidant Corp. ........................................       5,358,000
  16,472 HCR Manor Care........................................         368,561
  72,212 Health Managment Associates, Inc., Class A Shares.....         934,243

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 Healthcare -- 21.1% (continued)
 110,893 Healthsouth Corp. ...................................  $    1,289,131
  12,140 Hillenbrand Industries, Inc. ........................         508,363
  32,253 Humana, Inc. ........................................         564,428
   5,900 Immunex Corp. .......................................         834,850
  60,250 IMS Health Inc. .....................................       2,138,875
   1,971 Integrated Health Services Inc. .....................          11,703
 416,456 Johnson & Johnson....................................      35,554,931
  13,282 Lincare Holdings, Inc. ..............................         473,171
 125,867 Mckesson HBOC, Inc. .................................       8,558,956
  63,100 Medpartners, Inc.* ..................................         374,656
 409,195 Medtronic, Inc. .....................................      28,899,397
 737,484 Merck & Co., Inc. ...................................      60,289,317
  37,000 Mylan Laboratories+..................................       1,010,563
  26,300 Omnicare, Inc. ......................................         629,556
   2,759 Pacificare Health System Inc.* ......................         199,338
 625,098 Pfizer Inc. .........................................      82,473,867
  17,100 Quintiles Transnational Corp. .......................         737,438
  24,400 Quorum Health Group, Inc. ...........................         225,700
 843,148 Schering Plough Corp. ...............................      47,163,591
   8,300 Shared Medical Systems Corp. ........................         423,300
  14,390 St. Jude Medical, Inc. ..............................         361,549
  22,200 Stryker Corp. .......................................       1,048,950
  33,600 Sybron International Corp. ..........................         825,300
  43,976 Tenet Healthcare Corp.+ .............................         865,778
  18,808 Total Renal Care Holdings, Inc. .....................         166,921
   2,028 Trigon Healthcare, Inc.* ............................          71,107
  22,782 United Healthcare Corp. .............................       1,123,437
   5,630 Universial Health Services, Class B Shares...........         228,719
 545,315 Warner-Lambert Co. ..................................      37,660,817
  26,900 Watson Pharmaceuticals, Inc. ........................       1,299,606
   4,415 Wellpoint Health Networks, Inc.* ....................         348,233
------------------------------------------------------------------------------
                                                                   494,671,916
------------------------------------------------------------------------------
 Metals -- 0.0%
  49,400 Freeport-McMoRan Copper & Gold, Inc., Class B
         Shares...............................................         466,213
------------------------------------------------------------------------------
 Miscellaneous -- 0.0%
  18,066 Nielsen Media Research, Inc..........................         354,545
------------------------------------------------------------------------------
 Publishing -- 0.3%
   5,600 Central Newspapers, Inc., Class A Shares.............         196,001
  34,627 Chancellor Media Corp. ..............................       1,514,931
  16,633 Dun & Bradstreet, Corp. .............................         569,680
  35,413 Gannett Co. .........................................       2,248,726
   7,300 Harte-Hanks Communication Inc. ......................         188,888
   5,020 McGraw-Hill Cos., Inc. ..............................         549,376
   4,904 New York Times Co., Class A Shares...................         152,024
   2,077 Pulitizer Publishing Co. ............................         165,900
   7,700 Readers Digest Association Inc., Non-Voting Class A
         Shares...............................................         261,800
  17,934 Times Mirror Corp. Class A Shares....................       1,000,941
  18,202 Tribune Co. .........................................       1,207,020
------------------------------------------------------------------------------
                                                                     8,055,287
------------------------------------------------------------------------------
 Real Estate -- 0.1%
  16,200 Boston Properties Inc. ..............................         523,461
  22,200 Catellus Development Corp.* .........................         320,513
   9,126 Clayton Homes Inc. ..................................         112,934
   2,933 Cretline Capital, Corp.*.............................          37,396
  31,884 Host Marriott, Corp. ................................         344,746

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Real Estate -- 0.1% (continued)
   6,564 Lennar Corp. ..........................................  $      152,203
  40,037 Meditrust Co. .........................................         490,453
   1,788 Post Properties Inc. ..................................          63,809
  16,982 Starwood Financial Trust...............................         849,100
   3,812 The Rouse Co. .........................................          89,106
--------------------------------------------------------------------------------
                                                                       2,983,721
--------------------------------------------------------------------------------
 Restaurant -- 0.6%
   8,264 CBRL Group, Inc. ......................................         154,950
   7,506 CKE Restaurants, Inc. .................................         199,378
 137,833 McDonald's Corp. ......................................      11,715,805
  14,800 Outback Steakhouse, Inc. ..............................         649,350
  10,686 Tricon Global Resturants, Inc. ........................         662,532
   5,074 Wendy's International, Inc. ...........................         121,459
--------------------------------------------------------------------------------
                                                                      13,503,474
--------------------------------------------------------------------------------
 Retail -- 12.3%
  16,487 Abercrombie & Fitch Co., Class A Shares................       1,253,011
  10,658 Albertsons, Inc. ......................................         607,505
  27,595 Amazon.Com Inc. .......................................       3,535,608
  43,707 Autozone Inc. .........................................       1,529,745
  31,800 Avery Dennison Corp. ..................................       1,707,263
  77,700 Avon Products Inc. ....................................       3,234,263
  13,700 Barnes & Noble Inc. ...................................         405,006
 323,800 Bed Bath & Beyond Inc. ................................       9,531,863
  15,878 Best Buy Co., Inc. ....................................       1,472,685
   5,314 BJ's Wholesale Club Inc. ..............................         231,491
  22,500 Borders Group, Inc. ...................................         310,781
   3,580 Brinker International Inc. ............................         103,596
  19,900 Cintas Corp. ..........................................       1,407,925
   8,523 Circuit City Stores....................................         462,373
  34,166 Consolidated Stores Corp. .............................         860,556
 268,743 Costco Cos., Inc.+.....................................      21,583,422
 372,277 CVS Corp. .............................................      19,730,681
 128,185 Dayton-Hudson Corp. ...................................       8,019,574
  50,568 Dollar General Corp.+..................................       1,513,880
  13,550 Dollar Tree Stores Inc. ...............................         542,000
   5,169 Ethan Allen Interiors, Inc. ...........................         232,605
  40,900 Family Dollar Stores, Inc. ............................         818,000
   9,000 Fastenal Corp. ........................................         342,000
  12,294 Food Lion Inc., Class B Shares.........................         119,867
 137,126 Gap, Inc. .............................................       8,870,338
  23,800 General Nutrition Co. .................................         318,325
     502 Hannaford Brothers Co. ................................          23,594
   4,454 Harcourt General Inc. .................................         204,049
 597,212 Home Depot Inc.+.......................................      35,646,091
  15,748 Ikon Office Solutions Inc. ............................         222,441
  14,000 Intimate Brands Inc., Class A Shares...................         550,375
  24,612 Jones Apparel Group, Inc. .............................         687,598
 314,700 Kohl's Corp. ..........................................      21,714,300
 243,965 Kroger Co.+............................................      15,781,486
  41,519 Leggett & Platt, Inc. .................................         869,304
  21,452 Limited Inc. ..........................................         761,546
 395,388 Lowe's Cos. ...........................................      23,451,451
   3,364 Neiman Marcus Group, Inc., Class A Shares..............          87,044
   4,354 Nordstrom, Inc. .......................................         175,249
 233,913 Office Depot Inc.+ ....................................       8,347,770

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Retail -- 12.3% (continued)
  17,100 Officemax Inc. ........................................  $      132,525
   1,013 Payless ShoeSource, Inc.* .............................          55,588
   3,250 Pep Boys-Manny, Moe & Jack.............................          59,313
  21,947 Pier 1 Imports, Inc. ..................................         189,293
  12,003 Polo Ralph Lauren Corp., Class A Shares*...............         239,310
   9,457 Rexall Sundown, Inc. ..................................         135,353
  29,233 Rite Aid Corp.+ .......................................       1,209,515
  15,300 Ross Stores, Inc. .....................................         699,975
 452,246 Safeway, Inc. .........................................      26,117,207
  21,809 Saks, Inc. ............................................         783,761
   7,071 Sears, Roebuck & Co. ..................................         287,259
 377,775 Staples Inc. ..........................................      11,108,946
  27,183 Tandy Corp. ...........................................       1,512,054
   8,000 Tiffany & Co. .........................................         457,500
 100,446 TJX Cos. Inc. .........................................       2,868,989
   1,586 US Office Products Co. ................................           7,831
   7,167 Venator Group Inc. ....................................          35,387
 424,181 Wal-Mart Stores, Inc...................................      36,638,634
 310,230 Walgreen Co. ..........................................       9,927,360
   6,967 Whole Foods Market, Inc. ..............................         215,106
   9,343 Williams-Sonoma, Inc. .................................         319,414
--------------------------------------------------------------------------------
                                                                     290,266,981
--------------------------------------------------------------------------------
 Technology -- 15.5%
   7,299 Advanced Micro Devices, Inc. ..........................         130,467
  25,037 Andrew Corp. ..........................................         378,685
  22,000 Biogen, Inc. ..........................................       2,114,750
  13,698 Cambridge Technology Partners Inc. ....................         344,162
 548,903 Cisco Systems Inc. ....................................      53,689,575
  11,364 Citrix Systems, Inc. ..................................         876,449
  16,000 Coltec Industries Inc.* ...............................         288,000
 526,863 Compaq Computer Corp. .................................      18,571,921
  22,604 CompUSA, Inc. .........................................         237,342
 128,861 Computer Associates International Inc. ................       5,412,162
  50,000 Compuware Corp. .......................................       2,796,875
  12,387 Comverse Technology, Inc. .............................         888,767
   1,548 Cordant Technologies Inc. .............................          60,275
 478,472 Dell Computer Corp.+ ..................................      38,337,569
  26,500 FORE Systems, Inc. ....................................         384,250
  19,859 General Instrument Corp.* .............................         580,876
   6,214 I2 Technologies Inc. ..................................         154,962
 515,978 Intel Corp. ...........................................      61,885,111
  36,503 International Business Machines Corp. .................       6,205,510
   9,867 J.D. Edwards & Co. ....................................         156,022
  18,770 Learning Co.* .........................................         545,503
 113,800 Linear Technology Corp. ...............................       4,985,863
  17,107 LSI Logic Corp. .......................................         443,713
  37,700 Maxim Integrated Products, Inc. .......................       1,571,619
  13,328 Micron Tech Inc. ......................................         768,026
 826,418 Microsoft Corp. .......................................     124,066,002
  14,300 Millipore Corp. .......................................         398,613
  12,100 National Semicoductor Corp.* ..........................         127,050
   9,863 Novell Inc. ...........................................         191,096
 338,534 Oracle Systems Corp. ..................................      18,915,587
  14,400 Perkin-Elmer Corp. ....................................       1,364,400
  25,324 Platium Technology Inc. ...............................         335,543
   7,192 Policy Management Systems Corp. .......................         262,958
  16,800 Scientific-Atlanta, Inc. ..............................         544,950

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Technology -- 15.5% (continued)
  28,802 Seagate Technology Inc. ...............................  $      833,458
  29,189 Storage Technology Corp. ..............................       1,016,142
  15,879 Sunstrand Corp. .......................................       1,074,810
  14,775 Symbol Technologies, Inc. .............................         783,075
   5,575 Thermo Instruments Systems Inc. .......................          82,580
  10,427 Uniphase Corp. ........................................         918,879
  12,978 Veritas Software Corp. ................................         921,438
   8,238 Waters Corp. ..........................................         766,649
  21,100 Xilinx Inc. ...........................................       1,471,725
  43,368 Yahoo, Inc. ...........................................       6,656,988
--------------------------------------------------------------------------------
                                                                     362,540,397
--------------------------------------------------------------------------------
 Telecommunications -- 6.6%
   6,141 A.H. Belo Corp. .......................................         111,303
  42,900 ADC Telecommunications, Inc. ..........................       1,737,448
  19,644 Advanced Fibre Communications, Inc. ...................         159,608
 259,247 AirTouch Communications, Inc., Series A*...............      23,607,680
 181,558 Alltel Corp. ..........................................      10,870,785
  65,860 Ascend Communication Inc.* ............................       5,067,104
  29,224 Bell Atlantic Corp. ...................................       1,678,554
  13,825 Cabletron Systems......................................         112,328
   3,388 Cablevision Systems, Class A Shares....................         220,220
  33,800 Ciena Corp.* ..........................................         942,175
 139,192 Clear Channel Communication............................       8,351,520
  16,404 Global Telesystems Group, Inc.* .......................         910,422
  50,800 GTE Corp. .............................................       3,295,650
  13,804 Intermedia Communications, Inc. .......................         250,198
   4,161 Jacor Communications, Inc. ............................         290,230
   8,300 Level 3 Communication Inc. ............................         464,800
   3,353 LHS Group, Inc. .......................................         144,179
 507,159 Lucent Technologies Inc.+ .............................      51,508,336
   2,701 McLeod Inc., Class A Shares*...........................         103,989
  49,511 MediaOne Group, Inc. ..................................       2,698,350
  67,239 Motorola, Inc. ........................................       4,723,540
  18,243 Netscape Communications Corp. .........................       1,412,692
  17,175 Nextlink Communications*...............................         785,756
 119,500 Nokia Corp. ADR+.......................................      16,207,188
  22,948 Paging Network, Inc. ..................................          91,792
   8,100 Panamsat Corp. ........................................         290,588
  32,128 Park Place Enterainment*...............................         240,960
  30,572 Primedia Inc. .........................................         406,990
  15,930 Qualcomm, Inc. ........................................       1,162,890
  17,489 Qwest Communications International Inc.................       1,074,480
  14,829 Reltec Corp. ..........................................         322,531
 157,545 SBC Communications, Inc. ..............................       8,330,192
  11,120 Snyder Communications Inc.* ...........................         380,860
   7,250 Sprint Corp. ..........................................         622,141
  17,925 Sprint Corp. (PCS Group)...............................         573,600
  58,344 Telecom-TCI Ventures Group, Class A Shares.............       1,615,400
   1,542 Teligent, Inc., Class A Shares.........................          60,620
  52,100 Tellabs, Inc. .........................................       4,171,256
   7,601 Tidewater, Inc. .......................................         142,994
   2,400 United States Cellular Corp. ..........................         101,100
   7,000 Univision Communications, Inc. ........................         285,250
--------------------------------------------------------------------------------
                                                                     155,527,699
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Large Capitalization Growth Investments


   SHARES                         SECURITY                           VALUE

-------------------------------------------------------------------------------
 Telephone -- 2.1%
     42,774 American Telephone & Telegraph Corp. ..............  $    3,512,815
     43,300 Cincinnati Bell Inc. ..............................         855,175
    534,196 MCI Worldcom, Inc. ................................      44,071,170
      7,600 Telephone & Data Systems, Inc. ....................         381,900
-------------------------------------------------------------------------------
                                                                     48,821,060
-------------------------------------------------------------------------------
 Television -- 0.0%
     14,849 Hearst-Argyle Television, Inc. ....................         391,642
      5,318 TCA Cable TV, Inc. ................................         234,657
-------------------------------------------------------------------------------
                                                                        626,299
-------------------------------------------------------------------------------
 Transportation -- 0.3%
        900 CNF Transportation, Inc. ..........................          38,024
     17,150 Comair Holdings Inc.* .............................         645,269
      3,500 FDX Corp. .........................................         334,250
     22,400 Gulfstream Aerospace Corp.* .......................       1,002,400
     48,100 Harley Davidson Inc. ..............................       2,780,781
     32,972 Kansas City Southern Industries, Inc. .............       1,541,441
     15,447 Meritor Automotive Inc. ...........................         245,221
      5,685 Pittston Brink's Group Inc. .......................         139,283
      3,646 USAIR Group, Inc. .................................         172,729
-------------------------------------------------------------------------------
                                                                      6,899,398
-------------------------------------------------------------------------------
            TOTAL COMMON STOCK (Cost -- $1,135,222,645)........   2,334,035,908
-------------------------------------------------------------------------------
    FACE
   AMOUNT                         SECURITY                           VALUE

-------------------------------------------------------------------------------
 U.S. TREASURY BILL -- 0.1%
            U.S. Treasury Bill:
   $900,000 4.580% due 3/25/99.................................         897,117
    500,000 4.580% due 3/25/99.................................         498,491
-------------------------------------------------------------------------------
            TOTAL U.S. TREASURY BILLS (Cost -- $1,395,608).....       1,395,608
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.4%
 10,098,000 Morgan Stanley Dean Witter & Co., 4.730% due
            2/1/99; Proceeds at maturity -- $10,101,980;
            (Fully collateralized by U.S.Treasury Notes and
            Bonds, 5.500% to 14.000% due 4/30/99 to 2/15/26;
            Market value -- $10,335,084) (Cost --
             $10,098,000)......................................      10,098,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
              $1,146,716,253**)                                  $2,345,529,516
-------------------------------------------------------------------------------

+   All or a portion of this security is on loan (See Note 12).
++ Security has been partially segregated by custodian for futures contracts commitments.
*   Non-income producing security.
**  Aggregate cost for Federal income tax purposes is substantially the same.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]


Capital Goods 6.2%                                                  6.2
Consumer Products 9.2%                                              9.2
Computer Services 7.3%                                              7.3
Financial Services 7.2%                                             7.2
Health Care 21.1%                                                  21.1
Retail 12.3%                                                       12.3
Technology 15.5%                                                   15.5
Telecommunications 6.6%                                             6.6
Other Common Stocks 14.1%                                          14.1
U.S. Treasury Bills & Repurchase Agreement 0.5%                     0.5




                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 STOCK -- 96.9%
--------------------------------------------------------------------------------
 Auto Parts -- 0.0%
  10,100 Kaydon Corp. ............................................  $    308,050
--------------------------------------------------------------------------------
 Banking -- 8.7%
  18,806 Aames Financial Corp.+...................................        38,787
  21,743 Advanta Corp., Class A Shares+...........................       254,121
   7,779 AMERCO...................................................       173,083
  78,300 Andover Bancorp Inc......................................     2,349,000
  37,610 Arcadia Financial Ltd.+*.................................       143,388
   2,924 Area Bancshares Corp.....................................        77,851
  20,800 Arm Financial Group, Inc.................................       323,700
   3,539 Bancfirst Corp...........................................       117,672
   4,000 Bancfirst Ohio Corp......................................       101,750
  39,632 Bancorp South Inc........................................       666,313
  18,700 BancWest Corp............................................       732,806
  19,086 Bank Plus Corp.*.........................................        83,502
 313,750 BankAtlantic Bancorp, Inc., Class A Shares+..............     2,333,516
  32,298 BankAtlantic Bancorp, Inc., Class B Shares...............       254,347
  15,388 Banknorth Group, Inc.....................................       411,629
  10,700 BankUnited Financial Corp., Class A Shares*..............        75,569
   7,804 BOK Financial Corp.*.....................................       179,492
   8,000 Brookline Bancorp Inc....................................        93,000
     400 Brylane Inc.*............................................         8,650
   6,204 BSB Bancorp..............................................       166,733
  11,128 BT Financial Corp........................................       315,757
  17,100 Building One Services Corp.*.............................       282,150
   2,115 Capital City Bank Group Inc..............................        49,306
     927 The Carbide/Graphite Group, Inc.*........................        11,240
   3,600 Cathay Bancorp Inc.......................................       140,400
   4,300 Charter Municipal Mortgage Acceptance Co.................        55,900
  12,121 Chemical Financial Corp..................................       374,236
  10,013 Chittenden Corp..........................................       275,358
  20,838 Citizens Banking Corp. of Michigan.......................       687,654
   3,900 City Holding Co..........................................       101,888
   7,376 CNA Surety Corp..........................................        77,448
   8,009 CNB Bancshares Inc.......................................       321,862
  12,569 Commerce Bancorp Inc. of New Jersey......................       559,321
 184,769 Commercial Federal Corp..................................     4,030,274
  13,694 Commonwealth Bancorp Inc.................................       205,410
   6,809 Community Bank System Inc................................       178,311
   6,600 Community First Bankshares...............................       128,700
   9,346 Community Trust Bancorp..................................       218,755
   1,200 Contifinancial Corp.*....................................         4,200
   7,185 Corus Bancorp............................................       236,207
  21,530 Credit Acceptance Corp...................................       129,180
  21,000 Cullen Frost Bankers Inc.................................       993,563
     496 CVB Financial Corp.......................................         9,796
   8,000 D&N Financial Corp.......................................       196,000
 106,070 Dain Rauscher Corp.......................................     3,354,464
   2,806 Delta Financial Corp.+*..................................        16,310
  12,834 Dime Community Banshares Inc.............................       283,150
  17,428 Downey Financial Corp....................................       354,006
   8,500 DVI Inc.*................................................       118,469
  21,572 Enhance Financial Services Group.........................       510,987
   8,233 F&M Bancorp Inc. of Wisconsin............................       272,718
   5,850 F&M Bancorp of Maryland..................................       187,200
  17,210 F&M National Corp........................................       478,653

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Banking -- 8.7% (continued)
  13,739 F.N.B. Bancorp, Inc., of Pennsylvania....................  $    315,138
     800 Farmers Capital Bank Corp................................        26,750
   1,100 First Charter Corp.......................................        20,556
   5,205 First Citizens Bancshares Inc............................       415,749
  10,953 First Commerce Bancshares Inc. ..........................       287,516
  24,947 First Commonwealth Financial.............................       537,920
  12,436 First Federal Capital Corp. .............................       170,995
   7,411 First Financial Bankshares Inc...........................       239,005
   5,168 First Financial Corp. of Indiana.........................       247,418
   4,080 First Financial Holdings Inc.............................        75,735
   8,300 First Indiana Corp.......................................       161,331
   9,000 First Merchants Corp.....................................       199,125
  14,514 First Midwest Bancorp Inc................................       530,668
   8,161 First Republic Bank*.....................................       196,884
  17,742 First United Bancshares of Arkansas......................       290,525
  10,155 First Washington Bancorp, Inc............................       216,428
   8,588 First Western Bancorp....................................       266,228
  21,634 Flagstar Bancorp Inc.....................................       605,752
 182,230 Franchise Financial Corp. of America.....................     4,009,060
   4,000 Frontier Financial Corp..................................       194,000
   4,570 Fund American Enterprises Holdings, Inc..................       600,955
   4,986 GBC Bancorp..............................................       105,953
 192,100 Golden State Bancorp Inc.................................     3,421,781
  14,124 Grand Premier Financial Inc..............................       158,895
  13,148 Hambrecht & Quist Inc*...................................       350,066
   8,251 Hancock Holding Co.......................................       375,421
   4,218 Harleysville National Corp...............................       149,739
   8,200 Haven Bancorp Inc........................................       115,825
   5,900 Headlands Mortgage Co.* .................................       111,363
 103,514 Hubco Inc................................................     3,396,553
  29,900 IMC Mortgage Co.* .......................................        12,147
  22,573 Impac Mortgage Holdings Inc..............................       129,795
  17,100 Imperial Credit Industries, Inc.* .......................       147,488
  48,900 Independence Community Bank..............................       745,725
  10,400 Independent Bank Corp....................................       156,650
   4,800 International Bancshares Corp............................       223,200
  11,440 Interwest Bancorp, Inc...................................       262,405
   9,728 Irwin Financial Corp.....................................       220,704
   7,000 Jeffbanks Inc............................................       145,250
   3,900 Jefferson Savings Bancorp Inc............................        54,356
   6,708 JSB Financial, Inc.......................................       374,810
  20,100 Lawter International Inc.................................       143,213
   1,300 Mahoning National Bancorp Inc............................        35,425
   3,582 Mainstreet Bankgroup, Inc................................       160,295
   7,188 Mid America Bancorp......................................       197,221
  11,832 National Bancorp of Alaska Inc...........................       346,086
   5,400 National City Bancorporation.............................       117,788
   1,785 National City Bancshares.................................        53,996
   2,291 National Penn Bancshares Inc.............................        59,566
   9,245 NBT Bancorp Inc..........................................       206,857
  17,431 Ocwen Asset Investment Corp. ............................        90,423
  10,611 Old National Bancorp.....................................       492,085
   6,450 Omega Financial Corp.....................................       199,950
  30,097 One Valley Bancorp Inc...................................       978,153
  11,700 Paymentech, Inc.* .......................................       223,763
  10,000 Pennsylvania Manufacturers Corp..........................       199,375

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Banking -- 8.7% (continued)
  22,100 Peoples Bancorp Inc......................................  $    215,475
   4,000 Peoples Holding Co.......................................       133,500
  13,469 PFF Bancorp Inc. *.......................................       235,708
   5,700 Philadelphia Consolidated Corp...........................       122,550
   3,900 Pinnacle Banc Group, Inc.................................       105,544
   2,500 Prime Bancshares Inc.....................................        37,188
  21,547 Provident Bankshares Corp................................       554,835
 133,000 Raymond James Financial Corp.............................     2,427,250
  10,561 Republic Bancorp Inc.....................................       145,214
   4,400 Republic Bancshares Inc.* ...............................        78,100
   4,500 Republic Banking Corp. of Florida........................        82,969
  14,259 Republic Security Financial Corp.........................       127,440
  11,692 Resource Bancshares Management Group Inc.................       163,688
  16,188 Riggs National Corp......................................       299,478
   3,306 S&T Bancorp Inc..........................................        86,989
   4,000 Sandy Spring Bancorp Inc.................................       112,000
   5,000 Simmons First National Corp..............................       167,813
   8,650 Southwest Securities Group, Inc..........................       249,228
   5,700 Sterling Bancorp.........................................       118,275
   3,200 Student Loan Corp........................................       143,800
  29,400 Susquehanna Bancshares Inc...............................       531,038
   8,800 Syntroleum Corp..........................................        58,850
   2,948 Texas Regional Bancshares, Class A Shares................        75,174
  19,526 Thornburg Mortgage Asset Corp............................       184,277
  30,200 UICI *...................................................       694,600
  12,856 UMB Financial Corp.......................................       564,057
  18,300 Unicapital Corp..........................................       106,369
  19,958 United Bankshares, Inc...................................       481,487
  23,856 United Cos. Financial Corp.+.............................        10,437
   8,290 United National Bancorp..................................       189,634
  10,722 U.S. Bancorp, Inc........................................       188,975
  34,908 UST Corp.................................................       730,886
  11,046 Vermont Financial Services Corp..........................       311,359
 118,000 Washington Federal Inc...................................     2,655,000
  17,491 Wesbanco Inc.............................................       500,680
   8,440 West Coast Bancorp of Oregon.............................       166,690
  26,479 Westamerica Bancorp......................................       887,047
  10,000 Western Bancorp..........................................       308,125
  18,361 Whitney Holding Corp.....................................       601,323
   2,100 Wilshire Financial Services Group Inc.* .................           788
--------------------------------------------------------------------------------
                                                                      62,367,682
--------------------------------------------------------------------------------
 Basic Industries -- 15.1%
 105,746 A.M. Castle & Co.........................................     1,440,789
  10,670 Acceptance Insurance Cos. Inc.* .........................       182,724
  11,400 Adelphia Communications Corp.* ..........................       642,675
   6,300 Advest Group Inc.........................................       125,213
  18,095 Aftermarket Technology Corp..............................        95,564
  16,018 Albemarle Corp...........................................       378,425
  21,850 Alfa Corp................................................       365,988
  19,104 AMCOL International Corp.................................       181,488
   7,100 American Annuity Group, Inc..............................       153,981
  13,821 American Business Products, Inc..........................       249,642
   7,254 American Medical Security Group, Inc.....................       105,183
  11,500 Anthracite Capital Inc...................................        84,094
  23,600 Apogee Enterprises, Inc..................................       206,500

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Basic Industries -- 15.1% (continued)
  22,200 Aqua Alliance, Inc.* ....................................  $     31,913
  60,000 Arthur J. Gallagher & Co.................................     2,865,000
  32,800 Asarco Inc...............................................       463,300
  65,000 Autodesk Inc.+...........................................     2,608,125
   1,300 AVT Corp.................................................        33,638
  26,917 Ball Corp................................................     1,127,149
 143,800 Banta Corp...............................................     3,064,738
 119,882 Barnes Group Inc.........................................     2,285,251
  12,600 Battle Mountain Gold Co..................................        42,525
   8,000 Boise Cascade Office Products Corp.* ....................        96,000
  13,521 Brush Wellman Inc........................................       194,364
  90,203 Butler Manufacturing Co..................................     2,040,843
 299,326 Calgon Carbon Corp.......................................     1,777,248
  18,342 Cambrex Corp.............................................       439,062
 116,605 Caraustar Industries Inc.................................     2,988,003
  16,070 Carpenter Technology Corp................................       416,816
   2,146 Centex Construction Products, Inc........................        76,585
 455,221 Charming Shoppes Inc.* ..................................     1,536,371
 117,215 Chemed Corp..............................................     3,465,168
  16,225 ChemFirst Inc............................................       308,275
  16,962 Chesapeake Corp..........................................       534,303
  16,381 Clarcor Inc..............................................       298,953
   1,285 Coleman Co., Inc.* ......................................        12,047
   8,621 Commercial Intertech Corp................................       105,607
 130,838 Commercial Metal Co......................................     2,984,742
  11,568 Commonwealth Industries Inc..............................       125,079
  30,950 Corn Products International Inc..........................       727,325
   5,155 CSS Industries Inc.* ....................................       131,453
 441,300 Dal-Tile International Inc...............................     4,054,444
  15,200 Dames & Moore Group......................................       150,100
  16,800 Dexter Corp..............................................       466,200
  30,133 Diamond Multimedia Systems, Inc.* .......................       210,931
   7,682 Discount Auto Parts Inc.* ...............................       164,683
  16,070 Donaldson Co., Inc.......................................       290,264
  18,601 Eagle Hardware & Garden Inc.* ...........................       698,700
  16,100 Earthshell Corp.* .......................................       149,931
  94,516 Eastern Enterprises......................................     3,632,959
     779 Elcor Corp...............................................        24,539
 147,100 Ennis Business Forms, Inc................................     1,314,706
 412,000 Ethyl Corp...............................................     2,008,500
  12,567 Fairchild Corp., Class A Shares..........................       151,589
  12,162 Florida Rock Industries Inc..............................       340,536
   7,405 Friedman's Inc., Class A Shares..........................        77,753
   1,772 General Binding Corp.....................................        48,287
   8,529 General Chemical Group Inc...............................       131,133
  20,763 Geon Co..................................................       473,656
   7,600 Getchell Gold Corp.* ....................................       197,125
   7,400 Giant Cement Holding Inc.* ..............................       145,225
   4,960 Gibraltar Steel Corp.....................................        99,200
 152,426 Gleason Corp.............................................     2,505,502
  15,512 The Great Atlantic & Pacific Tea Co......................       489,598
   5,200 Greenbrier Cos. Inc......................................        52,000
  12,558 Greif Brothers Corp......................................       353,194
 648,600 Halter Marine Group Inc..................................     2,594,400
  14,445 Hancock Fabrics Inc......................................       100,212
  39,862 Hardinge Inc.............................................       575,508

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Basic Industries -- 15.1% (continued)
  82,568 Harman International Industries, Inc.....................  $  3,158,226
  93,100 Harsco Corp..............................................     2,612,619
  11,122 Health Care Invest Inc. .................................       326,709
   1,900 Heartland Express, Inc.*.................................        30,638
  46,344 Hecla Mining Co.*........................................       167,997
  53,526 Helig Meyers.............................................       347,919
  11,700 Hollywood Entertainment Corp.*...........................       321,019
  33,700 Homebase Inc.............................................       174,819
   7,347 Houston Exploration Co.*.................................       113,419
  10,273 IMCO Recycling Inc.......................................       129,055
   7,588 Inacom Corp.+*...........................................       117,614
   4,917 Input/Output Inc.*.......................................        27,658
  11,400 Insituform Technologies, Inc., Class A Shares*...........       169,575
  14,156 Ionics Inc.*.............................................       394,599
  63,400 Ivax Corp.*..............................................       935,150
  10,800 Ivex Packaging Corp.*....................................       163,350
 140,000 Jostens Inc..............................................     3,281,250
  10,300 Journal Register Co.*....................................       135,188
  15,600 Justin Industries, Inc...................................       166,725
  25,158 Kaiser Aluminum Corp.*...................................       125,790
  18,005 Kirby Corp.*.............................................       306,085
   1,400 Knoll Inc.*..............................................        26,775
   5,887 L.S. Starrett Co., Class A Shares........................       175,506
  16,576 Lilly Industries Inc., Class A Shares....................       282,828
  92,878 Lone Star Industries, Inc.+ .............................     3,064,974
   5,700 Lufkin Industries, Inc...................................        88,350
  39,273 Ma Hanna & Co. ..........................................       432,003
   6,000 Maxim Group Inc.*........................................       108,750
   3,534 Maxxam Inc.*.............................................       206,739
  19,048 McClatchy Co., Class A Shares............................       609,536
  14,200 Metals USA Inc.*.........................................       129,575
  28,687 Micro Warehouse Inc.*....................................       566,568
  16,652 Microage Inc.*...........................................       141,022
  22,580 Mid Atlantic Medical Services, Inc.......................       176,407
  32,362 Milacron, Inc. ..........................................       576,448
   6,000 Miller Industries Inc.*..................................        32,250
  16,488 Minerals Technologies Inc................................       707,954
   6,149 Moog, Inc., Class A Shares*..............................       195,999
  29,081 Morrison Knudsen Corp.*..................................       281,722
  31,558 Mueller Industries Inc. .................................       666,663
   1,709 NACCO Industries, Inc., Class A Shares...................       150,392
   1,840 NCH Corp.................................................        92,920
   2,982 NCI Building Systems, Inc................................        68,586
   5,200 New England Business Service, Inc........................       162,825
 188,705 Newport News Shipbuilding Inc. ..........................     5,460,651
  10,488 Nichols Research Corp.*..................................       184,851
  15,102 Nl Industries Inc. ......................................       146,301
   7,481 Nortek Inc...............................................       194,506
   3,588 NYMAGIC Inc. ............................................        53,147
   9,600 Octel Corp.*.............................................       129,000
  15,895 OM Group, Inc............................................       461,948
   4,200 Omega Protein Corp.*.....................................        25,725
   6,300 Penford Corp.............................................        89,775
  11,800 PETCO Animal Supplies, Inc.*.............................        95,138
  28,441 Playtex Products Inc.*...................................       401,729
  24,200 Polymer Group, Inc.*.....................................       243,513

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Basic Industries -- 15.1% (continued)
  92,400 Precision Castparts Co...................................  $  3,430,350
 193,371 Presidential Life Corp. .................................     3,444,421
  11,276 Quanex Corp..............................................       197,330
  19,295 Range Resources Corp.+ ..................................        37,384
   9,477 Reliance Steel & Aluminum Co. ...........................       242,256
  12,812 RTI International Metals, Inc.+..........................       136,128
  10,900 Rural/Metro Corp.*.......................................        97,419
 131,296 Russ Berrie & Co., Inc. .................................     3,249,576
   3,300 Sauer, Inc...............................................        24,544
  12,580 Scotts Co.*..............................................       407,278
   4,201 Shaw Group Inc.*.........................................        57,501
   4,151 Shiloh Industries, Inc.*.................................        50,850
  18,500 Shorewood Packaging Corp. ...............................       336,469
   1,000 Simpson Manufacturing Co. Inc.*..........................        35,438
   6,710 Skyline Corp.............................................       196,268
  22,000 Southern Peru Copper Corp................................       217,250
   3,000 Special Metals Corp.*....................................        21,375
  25,407 The Sports Authority*....................................       163,558
  14,600 Stein Mart Inc. .........................................       133,225
   4,385 Stepan Co................................................       103,596
   4,654 Sunglass Hut International Inc.*.........................        45,086
  30,115 Terra Industries Inc. ...................................       148,693
   8,597 Texas Industries Inc.....................................       211,701
  18,700 Titanium Metals Corp.+ ..................................       132,069
  11,481 TJ International Inc.....................................       248,277
  20,383 Toll Brothers Inc.*......................................       400,016
   2,800 Transmontaigne, Inc.*....................................        30,450
 161,956 Universal Forest Products, Inc. .........................     3,249,242
   2,000 UTI Energy Corp.*........................................        11,625
  10,200 Valmont Industries Inc...................................       120,169
  14,875 Varlen Corp. ............................................       312,375
   4,650 Watsco Inc...............................................        54,347
 222,598 Wausau-Mosinee Paper Corp................................     3,533,743
  26,927 Wellman, Inc. ...........................................       250,758
  12,417 Wolverine Tube Inc.*.....................................       246,788
  10,900 Wyman-Gordon Co.*........................................        87,881
  30,925 Zale Corp.*..............................................     1,024,391
--------------------------------------------------------------------------------
                                                                     108,819,331
--------------------------------------------------------------------------------
 Biotechnology -- 0.0%
  10,100 NS Group, Inc.*..........................................        39,769
  21,630 Regeneron Pharmaceuticals Inc.*..........................       167,633
   3,591 Scios, Inc.*.............................................        33,217
   7,900 Thermedics Inc.*.........................................        55,300
--------------------------------------------------------------------------------
                                                                         295,919
--------------------------------------------------------------------------------
 Broadcasting -- 0.2%
   2,650 AFC Cable Systems Inc.*..................................        87,781
  13,065 American Tower Corp.*....................................       350,305
   6,401 Century Communications Corp.*............................       222,035
     500 Emmis Communications Corp., Class A Shares*..............        23,156
   5,143 GC Cos., Inc.*...........................................       176,791
   9,616 On Command Corp.*........................................        96,160
  11,800 SFX Entertainment Inc.*..................................       721,275
   1,700 Young Broadcasting Corp., Class A Shares*................        68,850
--------------------------------------------------------------------------------
                                                                       1,746,353
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Capital Goods -- 6.4%
  12,564 A.O. Smith Corp. ........................................  $    267,770
  20,498 AAR Corp. ...............................................       310,032
  12,800 ACX Technologies Inc.*...................................       159,200
 151,006 Albany International Corp., Class A Shares...............     2,963,496
   4,700 Allied Products Corp. ...................................        23,206
   3,434 Ameron International Corp. ..............................       134,785
  17,754 Applied Industrial Technologies, Inc. ...................       226,364
  14,992 AptarGroup, Inc. ........................................       410,406
   2,400 Astec Industries Inc. ...................................        66,000
   2,992 Bacou USA Inc.*..........................................        62,645
  15,124 Blount International Inc., Class A Share.................       390,388
   1,300 Brady Corp...............................................        31,038
   1,800 Briggs & Stratton Corp. .................................        87,863
  11,605 Century Aluminum Co. ....................................        63,828
  13,573 Coachmen Industries Inc. ................................       274,853
   6,514 Columbus McKinnon Corp. .................................       133,537
   4,300 Curtiss-Wright Corp. ....................................       161,519
   8,524 DT Industries Inc. ......................................        93,764
  15,434 Electroglas Inc.*........................................       199,195
 214,882 Exide Corp. .............................................     3,223,230
  29,325 Fedders Corp. ...........................................       161,288
  80,000 Fleetwood Enterprises, Inc. .............................     2,595,000
  29,658 Flowserve Corp. .........................................       491,211
   9,117 Foamex International Inc.*...............................        87,751
 383,200 Foster Wheeler Corp. ....................................     4,790,000
 174,500 Gencorp Inc. ............................................     3,500,906
  19,900 Global Industrial Technologies, Inc.*....................       177,856
   5,635 Graco Inc. ..............................................       122,561
  27,805 Griffon Corp.*...........................................       250,245
  11,054 HB Fuller Inc. ..........................................       468,413
 143,850 Hughes Supply Inc. ......................................     2,903,972
  10,909 IDEX Corp. ..............................................       259,089
  36,161 Imation Corp.*...........................................       560,496
   7,373 Integrated Process Equipment Corp.*......................        82,946
  17,226 JLG Industries Inc. .....................................       242,241
  25,653 John H. Harland Co. .....................................       344,712
  15,005 Juno Lighting Co. .......................................       308,540
 216,040 Kaman Corp., Class A Shares..............................     2,916,540
  17,300 Kulicke & Soffa Industries, Inc.*........................       438,988
  30,200 Lam Research Corp.*......................................       892,788
   5,278 Lawson Products, Inc. ...................................       111,168
  36,122 Lincoln Electric Holding Inc. ...........................       740,501
  44,542 Longview Fiber Co. ......................................       503,881
  13,923 Lydall Inc.*.............................................       132,269
   5,119 The Manitowoc Co., Inc. .................................       188,763
   3,313 Mine Safety Appliances Co. ..............................       214,517
   4,188 MotivePower Industries Inc. .............................       115,432
   8,777 Nordson Corp. ...........................................       522,232
   9,800 Oakley Inc.*.............................................        81,463
  17,538 Oakwood Homes Corp. .....................................       282,800
   4,190 Omniquip International Inc. .............................        45,566
  11,800 Regal Beloit Corp. ......................................       230,100
   9,600 Rental Service Corp.*....................................       213,600
 224,700 Roper Industries Inc. ...................................     4,971,488
   5,800 Samsonite Corp.*.........................................        34,438
  28,615 Schulman Inc. ...........................................       472,148

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Capital Goods -- 6.4% (continued)
   9,420 Scotsman Industries Inc. ................................  $    178,980
   7,600 Scott Technologies Inc.*.................................       123,025
   5,298 Sequa Corp., Class A Shares*.............................       249,337
   5,000 Sparteck Corp. ..........................................       118,125
   3,821 Speciality Equipment Cos.*...............................       101,018
   3,081 Standex International Corp. .............................        72,981
  75,900 Tecumseh Products Co. ...................................     3,738,075
     850 Tennant Co. .............................................        29,803
     693 Thermo Optek Corp.*......................................         7,536
   3,508 Tremont Corp. ...........................................        87,042
     971 Trex Medical Corp.*......................................         7,404
  31,200 Valassis Communications, Inc. ...........................     1,497,600
   7,700 Woodward Governor Co. ...................................       166,513
   2,100 X-Rite Inc. .............................................        14,700
--------------------------------------------------------------------------------
                                                                      46,131,167
--------------------------------------------------------------------------------
 Consumer Durables -- 8.1%
   6,055 Aaron Rents, Inc. .......................................        81,743
   3,568 ABM Industries Inc. .....................................       102,357
  90,400 Acnielsen Corp. .........................................     2,350,400
  18,353 Arctic Cat Inc. .........................................       142,236
   5,967 Authentic Fitness Corp.*.................................        93,980
  20,200 Avis Rent A Car, Inc. ...................................       463,338
  10,936 Bassett Furniture Industries, Inc. ......................       235,124
   1,754 Berlitz International, Inc. .............................        43,521
   5,500 Blair Corp. .............................................       105,531
  35,257 Bob Evans Farms, Inc. ...................................       760,229
   1,500 Borg-Warner Security Corp.*..............................        27,281
  49,616 Burlington Industries Inc.*..............................       306,999
   5,359 Bush Boake Allen Inc.*...................................       171,153
   6,606 Bush Industries Inc., Class A Shares.....................        69,363
  16,900 Cavalier Homes Inc. .....................................       169,000
 146,100 CDI Corp.*...............................................     3,305,513
 332,000 Chiquita Brands International Inc. ......................     2,863,500
  10,476 CN Galey & Lord Inc.*....................................        49,106
  43,810 Collins & Aikman Corp. ..................................       221,788
  20,179 Cone Mills Corp.*........................................        98,373
   1,752 Cort Business Services Corp.*............................        29,018
   6,926 Culp Inc. ...............................................        43,720
  17,500 Dan River Inc., Class A Shares*..........................       114,844
   8,146 Department 56 Inc.*......................................       270,345
  35,088 Earthgrains Co. .........................................       861,849
 197,209 Enesco Group Inc. .......................................     3,266,274
  18,676 Franklin Convey Co.*.....................................       222,945
   2,400 G&K Services Inc., Class A Shares........................       119,700
 184,791 Guilford Mills Inc. .....................................     2,286,789
 135,200 Haverty Furniture Cos., Inc. ............................     3,042,000
   9,450 Hussmann International Inc. .............................       133,481
  14,400 Imperial Sugar Co. ......................................       103,500
  16,190 Interface Inc. ..........................................       154,311
  13,084 Interim Services Inc.*...................................       248,596
  14,700 International Multifoods Corp. ..........................       317,888
  22,510 J.M Smucker Co. .........................................       534,613
  19,193 Kellwood Co. ............................................       490,621
  30,900 Kemet Corp.*.............................................       339,900
 191,571 La-Z-Boy Inc. ...........................................     3,568,010
   5,310 Lands End Inc.*..........................................       160,960

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Durables -- 8.1% (continued)
 239,486 Luby's, Inc. ............................................  $  3,397,708
  50,093 Medaphis Corp.*..........................................       162,802
 147,685 Michael Foods Inc. ......................................     2,732,173
   2,200 Midas Inc. ..............................................        69,575
   9,009 Mikasa Inc. .............................................        88,401
   7,000 Monaco Coach Corp. ......................................       217,875
 145,000 Nash Finch Co. ..........................................     1,196,250
   5,905 National Presto Industries Inc. .........................       218,485
   6,783 National Processing Inc.*................................        41,122
 169,400 Norrell Corp. ...........................................     2,689,225
  12,776 O'Sullivan Industries Holdings, Inc.*....................       134,148
  57,000 Olsten Corp. ............................................       352,688
   1,776 Oneida Ltd. .............................................        24,864
   6,031 Oxford Industries Inc. ..................................       140,221
  22,581 P.H. Glatfelter Co. .....................................       241,334
  10,428 Performance Food Group Co.*..............................       271,128
  17,359 Phillips-Van Heusen Corp.................................       105,239
  10,520 Phymatrix Inc.*..........................................        19,068
   2,427 Pilgrims Pride Corp., Class B Shares.....................        46,265
 114,920 Pillowtex Corp. .........................................     2,786,810
  25,200 Potlatch Corp. ..........................................       874,125
   8,150 Quaker Fabric Corp. .....................................        32,600
   3,462 Quiksilver Inc. .........................................       117,492
  24,300 Rayonier Timberlands L.P. ...............................       994,781
  10,205 Rock Tenn Co., Class A Shares............................       176,036
  33,200 Ryan's Family Steak Houses, Inc. ........................       377,650
     333 Seaboard Corp. ..........................................       121,545
   2,900 Sitel Corp.*.............................................         8,519
   9,076 Springs Industries, Inc. ................................       301,777
   8,089 Standard Motor Products, Inc. ...........................       173,408
  11,617 Standard Register Co. ...................................       336,167
 294,000 Sturm Ruger & Co., Inc. .................................     2,756,250
   1,300 Sunterra Corp.+ .........................................        15,925
  16,695 Superior Industries International, Inc. .................       413,201
   1,900 Sylvan Learning Systems Inc.+ ...........................        63,175
  13,560 Thomas Industries Inc. ..................................       231,368
  41,263 Thor Industries Inc. ....................................     1,021,259
  11,119 Toro Co. ................................................       332,180
  36,298 Tower Automotive Inc.+ ..................................       676,050
   7,047 UNI First Corp. .........................................       158,558
 164,700 Universal Foods Corp. ...................................     3,736,631
 182,000 Vlasic Foods International Inc.*.........................     2,218,125
   6,200 Volt Information Sciences Inc.*..........................       115,863
   2,115 Wackenhut Corp. .........................................        47,852
--------------------------------------------------------------------------------
                                                                      58,205,817
--------------------------------------------------------------------------------
 Consumer Goods -- 0.0%
   5,867 ASA Holdings Inc.*.......................................       196,911
--------------------------------------------------------------------------------
 Consumer Non-Durables -- 2.9%
  30,465 Adolph Coors Co., Class B Shares*........................     1,814,572
  14,200 Aviall, Inc.*............................................       196,138
  40,301 Aztar Corp. .............................................       196,467
  16,028 Brown Group, Inc.*.......................................       155,271
   1,509 Buckle Inc. .............................................        36,876
  13,600 Canadaigua Brands Inc., Class A Shares*..................       725,900
   6,600 Carmike Cinemas Inc., Class A Shares*....................       103,950

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Non-Durables -- 2.9% (continued)
   1,300 Championship Auto Racing Teams Inc. .....................  $     36,238
  13,195 Church & Dwight Co., Inc. ...............................       550,891
   1,106 Coca Cola Bottling Co. ..................................        61,936
   2,900 Columbia Sportswear Co.*.................................        34,800
  28,973 D.R. Horton, Inc. .......................................       461,757
     835 Farmer Brothers Co. .....................................       151,970
  34,234 Fleming Cos. Inc. .......................................       252,476
  23,122 Florida Panthers Holdings, Inc.*.........................       235,555
  17,529 Footstar Inc.*...........................................       446,990
   1,400 Forest City Enterprises Inc., Class A Shares.............        30,100
  17,033 Gaylord Entertainment Co. ...............................       424,760
  16,762 Granite Construction Inc. ...............................       411,717
   9,700 GTECH Holdings Corp.*....................................       219,463
   2,414 Guess ?, Inc.*...........................................        16,596
  28,115 Handleman Co.*...........................................       363,738
  23,900 Hartmarx Corp.*..........................................       103,069
  17,409 Hollywood Park Inc.*.....................................       154,505
   3,708 Houghton Mifflin Co. ....................................       159,444
   7,189 Ingles Markets Inc., Class A Shares......................        85,819
  18,541 Jacobs Engineering Group Inc.*...........................       733,528
  10,945 K2 Inc. .................................................        96,453
 209,946 Kimball International Inc., Class B Shares...............     3,411,623
  73,700 Merisel Inc.*............................................       124,369
  19,909 Northwestern Corp. ......................................       479,060
  11,800 OEA Inc. ................................................       131,275
   2,900 Penske Motorsports Inc.*.................................        93,163
  38,282 Riviana Foods, Inc. .....................................       823,063
   7,262 Robert Mondavi Corp., Class A Shares*....................       249,631
   2,359 Schweitzer Mauduit International Inc. ...................        27,718
   7,600 Scientific Games Holdings Inc.*..........................       132,525
  10,900 Sovran Self Storage Inc. ................................       254,788
 339,300 Stride Rite Corp. .......................................     3,499,031
  25,886 TCI Satellite Entertainment, Class A Shares*.............        21,032
   7,400 United Stationers Inc. ..................................       135,513
 107,500 Universal Corp. of Virginia..............................     2,922,656
   2,300 USA Floral Products Inc. ................................        32,200
  17,935 W.R. Berkley Corp. ......................................       513,389
--------------------------------------------------------------------------------
                                                                      21,112,015
--------------------------------------------------------------------------------
 Consumer Services -- 2.9%
   1,400 Ackerley Group Inc. .....................................        25,200
   2,815 Advo Inc.*...............................................        56,300
   4,324 AMC Entertaiment Inc.*...................................        75,130
   3,100 Anicom Inc.*.............................................        21,506
   3,300 BA Merchant Services, Inc.*..............................        67,238
 175,524 Bowne & Co. Inc. ........................................     2,446,366
   8,657 Checkpoint Systems Inc.*.................................        75,749
   7,800 CPI Corp. ...............................................       170,625
  27,900 Extended Stay America Inc.*..............................       244,125
  43,266 Fingerhut Cos., Inc.*....................................     1,062,721
  14,900 Gibson Greeting, Inc.*...................................       123,391
  50,648 Glenayre Technologies, Inc.*.............................       178,851
   1,376 Healthplan Services Corp. ...............................        11,610
 126,851 HSB Group Inc. ..........................................     4,693,487
   2,200 IRI International Corp.*.................................         6,875
 108,500 Kelly Services Inc., Class A Shares......................     2,766,750

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Services -- 2.9% (continued)
 192,100 Merrill Corp. ...........................................  $  3,217,675
  35,400 Metromedia International Group Inc.*.....................       205,763
   8,110 MS Carriers Inc.*........................................       218,970
   8,218 Personnel Group of America Inc. .........................       108,374
   6,770 Pinkertons Inc.*.........................................       193,791
   9,422 Polaris Industries Inc. .................................       266,172
  13,386 Powertel Inc.*...........................................       174,018
  37,141 Prime Retail Inc. .......................................       297,128
   2,000 Republic Group...........................................        30,375
  24,038 Ruby Tuesday Inc. .......................................       447,708
  27,200 Russell Corp. ...........................................       530,400
  25,107 Safety-Kleen Corp. ......................................       349,929
  10,536 Silgan Holding Inc.*.....................................       233,768
   1,400 SOS Staffing Services*...................................        12,425
   7,993 Station Casinos Inc.*....................................        79,930
   5,700 Stewart Info Services Corp. .............................       189,881
   7,600 Syms Corp.*..............................................        60,325
   5,144 Tanger Factory Outlet Center, Inc. ......................       102,559
   2,000 USN Communications Inc.+*................................         1,000
  25,676 Werner Enterprises Inc. .................................       458,959
  11,200 Wisconsin Central Transportation Corp.+*.................       154,000
  32,628 World Color Press Inc.*..................................       809,582
  13,271 Xtra Corp. ..............................................       529,181
--------------------------------------------------------------------------------
                                                                      20,697,837
--------------------------------------------------------------------------------
 Distribution -- 0.0%
   7,857 VWR Scientific Products Corp.*...........................       182,184
--------------------------------------------------------------------------------
 Energy -- 4.8%
   5,787 Aquila Gas Pipeline Corp. ...............................        50,636
   2,000 Barrett Resources Corp.*.................................        32,875
  17,368 Benton Oil & Gas Co.*....................................        53,190
   5,900 Berry Petroleum Co. .....................................        57,525
 122,250 C&D Technology Inc. .....................................     2,934,000
  13,929 Cabot Oil & Gas Corp. ...................................       152,348
  49,573 Chesapeake Energy Corp.+ ................................        34,081
  15,300 CHS Electronics, Inc.+*..................................       107,100
   8,880 Comstock Resources Inc.*.................................        24,975
   8,100 Cross Timbers Oil Co. ...................................        43,031
   7,232 Daniel Industries, Inc. .................................        76,840
  19,834 Devon Energy Corp. ......................................       464,859
 118,676 Equitable Resources Inc. ................................     3,070,742
  15,200 Forcenergy Inc.*.........................................        13,300
  26,565 Forest Oil Corp.*........................................       169,352
   2,200 Hanover Compressor Co.*..................................        48,125
 197,500 Helmerich & Payne Inc. ..................................     3,221,719
   5,396 Holly Corp. .............................................        67,787
  11,200 Horizon Offshore Inc.*...................................        63,700
  15,429 HS Resources Inc.*.......................................        89,681
  22,500 KCS Energy Inc. .........................................        29,531
   7,300 Key Energy Services, Inc.*...............................        26,919
   8,900 Lone Star Technologies Inc.*.............................       115,144
  15,447 Louis Dreyfus Natural Gas Corp.*.........................       184,399
  31,742 Meridian Resource Corp.*.................................        65,468
   4,800 Mitchell Energy & Development, Class A Shares............        53,400
 219,500 Mitchell Energy & Development, Class B Shares............     2,688,875

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Energy -- 4.8% (continued)
 240,600 Nabors Industries Inc.*..................................  $  2,766,900
  65,000 National Fuel Gas Co.....................................     2,620,313
  16,768 Nuevo Energy Co.*........................................       117,376
   8,429 Oceaneering International Inc.*..........................        84,290
  19,718 Offshore Logistics Inc.*.................................       171,916
  55,195 Parker Drilling Co.*.....................................       137,988
   5,900 Patterson Energy Inc.....................................        16,594
 129,400 Penn Virginia Corp.......................................     2,385,813
   6,400 PLD Telekom Inc.*........................................        12,000
  13,500 Pogo Producing Co........................................       124,875
  19,202 Pool Energy Services Co.*................................       195,020
  44,400 Pride Interntional Inc...................................       222,000
 132,190 Rochester Gas & Electric Corp............................     3,453,464
   4,476 RPC, Inc.*...............................................        27,416
  85,600 Santa Fe Energy Resources, Inc.*.........................       449,400
  56,500 Seagull Energy Corp.*....................................       268,375
  20,100 Seitel Inc.*.............................................       192,207
 273,532 Snyder Oil Corp. ........................................     2,854,990
   9,800 St. Mary Land & Exploration Co...........................       153,125
   6,200 Swift Energy Co.*........................................        37,200
  28,612 Tesoro Petroleum Corp.*..................................       228,896
  33,398 Titan Exploration Inc.*..................................       155,510
 248,800 UNOVA Inc.*..............................................     3,607,600
  29,102 Vintage Petroleum Inc....................................       129,140
  20,283 Western Gas Resources Inc................................       100,147
  14,400 Zapata Corp..............................................       138,600
--------------------------------------------------------------------------------
                                                                      34,590,757
--------------------------------------------------------------------------------
 Financial Services -- 6.4%
   1,900 Affiliated Managers Group, Inc.*.........................        49,400
  25,689 Amcore Financial Inc.....................................       599,678
  14,390 American Heritage Life Investment Corp...................       316,580
   5,800 Amerin Co.*..............................................       125,425
 153,524 Amerus Life Holdings Inc., Class A Shares................     3,224,004
  15,496 Argonaut Group Inc.+ ....................................       384,495
  10,700 Baldwin & Lyons, Inc.....................................       224,031
  10,750 Bandag Corp..............................................       340,641
  86,300 Bandag Corp., Class A Shares.............................     2,319,313
  15,800 Bay View Capital Corp.*..................................       315,013
  19,600 Capital Re Corp. ........................................       328,300
   7,504 Capitol Transamerica Corp. ..............................       116,312
  19,400 Carolina First Corp......................................       400,125
   7,358 Chartwell Re Corp........................................       159,117
   9,400 Chicago Title Corp.......................................       329,588
   9,341 CMAC Investment Corp.+ ..................................       385,900
  21,845 Commerce Group Inc. .....................................       584,354
  12,663 Delphi Financial Group Inc., Class A Shares+ ............       607,033
   3,038 E.W. Blanch Holdings Inc. ...............................       168,609
   7,128 Everen Capital Corp. ....................................       153,252
   7,900 Executive Risk Inc.......................................       554,975
  26,684 FBL Financial Group Inc..................................       535,348
  25,900 Federal Signal Corp.+ ...................................       607,031
     975 Financial Federal Corp.*.................................        19,195
   3,555 First American Financial Corp............................        83,320
   4,800 First City Financial Corp.+*.............................        57,900
   8,300 First Liberty Financial Corp.............................       162,888
  17,700 Firstfed Financial Corp. ................................       299,794

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Financial Services -- 6.4% (continued)
  14,183 Foremost Corp............................................  $    273,023
   4,600 FPIC Insurance Group Inc.*...............................       199,525
   9,600 Freedom Securities Corp..................................       146,400
  26,604 Frontier Insurance Group Inc.............................       349,178
   8,422 Guarantee Life Co., Inc..................................       148,964
  10,500 Harleysville Group Inc.*.................................       215,250
 195,200 HCC Insurance Holdings Inc...............................     3,391,600
   9,836 Highlands Insurance Group, Inc.*.........................       133,401
   8,000 Hilb, Rogal, & Hamilton Co...............................       138,500
   3,184 Kansas City Life Insurance Co............................       263,476
  13,100 LandAmerica Financial Group, Inc.*.......................       470,781
   9,698 Liberty Corp.............................................       489,143
 379,400 Life USA Holding Inc.....................................     4,339,388
  13,000 Local Financial Corp.*...................................       131,625
  22,209 MAF Bancorp Inc..........................................       522,606
   3,026 Markel Corp.*............................................       544,680
 135,700 McGrath Rent Corp........................................     2,544,375
   3,770 Meadowbrook Insurance Group. Inc.........................        61,734
  20,813 Medical Assurance Inc....................................       616,585
   4,200 Midland Co...............................................       100,275
  14,260 MMI Cos., Inc............................................       212,118
  12,781 NAC Re Corp..............................................       690,973
   9,798 Ocean Financial Corp.....................................       145,745
  90,000 Orion Capital Corp.......................................     2,975,625
   7,200 PBOC Holdings, Inc.*.....................................        69,300
   4,102 PEC Israel Economic Corp.*...............................       120,240
   5,193 Penn Treaty American Corp.*..............................       125,606
  23,651 Penncorp Financial Group Inc.*...........................        16,260
  38,990 Phoenix Investment Partners, Ltd.........................       289,988
  18,526 Primark Corp.*...........................................       378,625
 109,994 PXRE Corp................................................     2,406,119
   8,582 Queens County Bancorp Inc................................       249,414
  17,848 Reinsurance Group of America.............................     1,150,081
   7,592 Reliance Bancorp Inc.....................................       232,505
  17,200 Richmond County Financial Corp. .........................       265,525
   6,712 RLI Corp.................................................       197,585
  35,432 Roslyn Bancorp Inc.......................................       577,985
  11,044 SCPIE Holdings Inc.......................................       328,559
 173,474 Selective Insurance Group Inc............................     3,160,479
  35,897 St. Paul Bancorp Inc.....................................       785,247
  27,300 Staten Island Bancorp Inc................................       487,988
  38,400 TIG Holdings Inc.*.......................................       614,400
   9,280 Trenwick Group Inc.......................................       269,120
   1,120 Triad Guaranty Inc.*.....................................        20,720
   6,151 United Fire & Casualty Co................................       177,610
  10,904 Vesta Insurance Group Inc. ..............................        57,928
  33,110 Webster Financial Corp. .................................     1,011,924
   1,900 West Marine, Inc.*.......................................        17,931
   8,455 Westcorp.................................................        69,754
     789 WSFS Financial Corp......................................        12,180
   8,815 Zenith National Insurance Corp. .........................       203,296
--------------------------------------------------------------------------------
                                                                      45,852,960
--------------------------------------------------------------------------------
 Healthcare -- 3.5%
   6,200 Acuson Corp.*............................................        93,000
   3,700 ADAC Laboratories*.......................................        66,138

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Healthcare -- 3.5% (continued)
  14,836 Alpharma, Inc. ..........................................  $    561,914
 199,804 American Health Properties, Inc..........................     3,808,764
  10,194 American Homepatient Inc.*...............................        24,848
  13,139 American Oncology Resources, Inc.*.......................       131,390
   5,100 Ameripath Inc.*..........................................        47,494
  33,533 Apria Healthcare Group Inc.*.............................       299,701
 124,716 Arrow International Inc. ................................     3,063,337
  17,200 Axys Pharmaceutical Inc.*................................        79,550
   2,400 Ballard Medical Products.................................        57,450
  14,020 Bindley Western Industries Inc...........................       368,901
   8,261 Bio-Rad Laboratories, Inc.*..............................       165,220
  12,740 Block Drug Co............................................       496,860
 200,400 Brown Group Inc..........................................     3,131,250
  19,600 Carter-Wallace Inc.......................................       320,950
   7,100 Centennial Healthcare Corp.*.............................       102,506
   4,768 Cephalon Inc.*...........................................        36,654
  20,824 Coherent Inc.............................................       311,059
  12,779 Conmed Corp.*............................................       394,552
  10,638 Datascope Corp.*.........................................       277,918
  10,784 Deltic Timber Corp.......................................       257,468
   8,999 Diagnostic Products Corp. ...............................       238,474
  29,600 Genesis Health Ventures Inc.*............................       162,800
   2,141 Gilead Sciences Inc.*....................................        88,316
  14,500 Guilford Pharmaceuticals Inc.*...........................       183,969
  20,705 Haemonetics Corp.*.......................................       345,515
   1,200 Hanger Orthopedic Group, Inc.*...........................        18,225
   4,800 Herbalife International Inc., Class A Shares.............        64,200
   6,500 Hologic Inc.*............................................        65,406
 147,206 Invacare Corp.+..........................................     3,496,143
  42,991 Laboratory Corp. of America Holdings*...................*        77,921
  33,197 Mariner Post-Acute Network, Inc.*........................        72,618
  12,300 Maxxim Medical Inc.*.....................................       279,825
  34,610 Meristar Hospitality Corp. ..............................       616,491
  18,812 National Health Investors................................       479,706
   3,700 NCS Healthcare Inc.*.....................................        52,494
   8,948 Neurogen Corp.*..........................................       106,258
  56,198 Novacare Inc.*...........................................       119,421
   1,979 OEC Medical Systems Inc.*................................        49,351
  17,740 Omega Healthcare Inc. ...................................       410,238
   8,466 Owens & Minor, Inc.......................................       107,942
  54,982 Perrigo Co.*.............................................       460,474
  22,037 Pharmerica Inc.*.........................................       123,958
  30,000 Phycor Inc.*.............................................       163,125
   9,954 PSS World Medical Inc.*..................................       113,227
  24,852 Quest Diagnostics Inc.*..................................       531,212
   8,200 Respironics Inc.*........................................       105,063
  22,773 Roberts Pharmaceutical Corp.*............................       515,239
  20,133 Sierra Health Services, Inc. ............................       289,412
   4,700 Sola International Inc.*.................................        50,525
  41,871 Sun Healthcare Group, Inc.+*.............................        57,573
  17,217 Sunrise Medical Inc.*....................................       124,823
  53,500 Vencor Inc. .............................................       100,313
  48,400 Ventas Inc. .............................................       390,225
  14,900 Vertex Pharmaceuticals*..................................       350,150
   4,956 Veterinary Centers of America, Inc.*.....................        74,340
   1,386 Vital Signs Inc..........................................        24,515

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Healthcare -- 3.5% (continued)
  28,300 Vivus Inc.+ *............................................  $     73,403
  11,088 West Pharmaceutical Services, Inc........................       366,597
   7,650 Xomed Surgical Products Inc..............................       278,269
--------------------------------------------------------------------------------
                                                                      25,324,680
--------------------------------------------------------------------------------
 Pet Products -- 0.0%
   5,432 Agribrands International, Inc.*..........................       168,392
--------------------------------------------------------------------------------
 Publishing -- 1.4%
  91,800 Central Newspapers, Inc. ................................     3,213,000
 259,700 Hollinger International Inc..............................     3,213,788
 180,000 R.H. Donnelley Corp.*....................................     2,700,000
  11,510 Scholastic Corp.+ *......................................       566,868
--------------------------------------------------------------------------------
                                                                       9,693,656
--------------------------------------------------------------------------------
 Publishing & Printing -- 0.5%
 116,200 Lee Enterprises, Inc.....................................     3,210,025
--------------------------------------------------------------------------------
 Real Estate -- 9.4%
  34,600 Alexander & Baldwin, Inc.................................       683,350
   8,550 Alexandria Real Estate...................................       250,088
   6,700 American Retirement Corp.*...............................       106,781
  12,110 Amli Residential Properties Trust........................       241,443
   5,100 Assisted Living Concepts Inc.*...........................        24,225
   9,000 Associated Estates Realty Corp...........................        93,938
   5,200 Avatar Holdings Inc.*....................................        99,775
  20,055 Bedford Property Investors, Inc..........................       318,373
  31,600 Berkshire Realty Co......................................       300,200
  13,119 Boykin Lodging Co........................................       173,007
  20,376 Bradley Real Estate Inc..................................       389,691
  29,800 Brandywine Realty Trust..................................       489,838
  37,513 BRE Properties, Class A Shares...........................       909,690
  28,800 Burnham Pacific Property Inc.............................       289,800
  14,900 Cabot Industrial Trust...................................       283,100
  38,877 Camden Property Trust....................................       952,487
  14,500 Capital Automotive REIT..................................       172,188
  53,744 Capstead Mortgage Corp...................................       265,361
  11,737 Castle & Cooke Inc.*.....................................       181,924
  20,296 CBL & Associates Properties..............................       506,132
  15,296 Centerpoint Properties Corp..............................       490,428
  22,400 Centertrust Retail Properties, Inc.......................       222,600
   7,000 Central Garden & Pet Co.*................................       119,000
  18,445 Chateau Communities Inc..................................       519,918
  13,230 Chelsea GCA Realty, Inc..................................       404,342
  22,000 Colonial Properties Trust................................       540,375
  24,879 Commercial Net Lease Realty, Inc.........................       307,878
  34,800 Cornerstone Realty Income Trust, Inc.*...................       332,775
   3,333 Cousins Properties Inc...................................        96,449
   2,000 Crescent Operating Inc.*.................................         7,063
  43,716 CRIMMI MAE, Inc. of Maryland+ ...........................       128,416
  20,708 Crown American Realty....................................       154,016
  12,616 Del E. Webb Corp.........................................       283,860
  50,000 Developers Divers Realty Corp............................       793,750
  37,551 Dynex Capital Inc........................................       117,347
  14,702 EastGroup Properties, Inc................................       257,285
  12,300 Entertainment Properties Trust...........................       210,638
  32,459 Equity Inns Inc..........................................       306,332
  13,080 Essex Property Trust Inc. ...............................       369,510

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Real Estate -- 9.4% (continued)
  34,448 Federal Realty Investors Trust...........................  $    760,009
  48,120 Felcor Lodging Trust, Inc................................     1,136,835
  32,369 First Industrial Realty Trust............................       837,548
  24,126 First Union Real Estate Investments......................        99,520
  22,686 Gables Residential Trust.................................       524,614
  19,900 General Growth Properties, Inc...........................       671,625
  28,394 Glenborough Realty Trust Inc.............................       512,867
 216,100 Glimcher Realty Trust....................................     3,200,981
   7,150 Golf Trust of America Inc................................       172,494
  14,520 Great Lakes REIT Inc. ...................................       219,615
  24,346 Health Care REIT Inc. ...................................       564,523
  34,970 Healthcare Realty Trust, Inc.............................       677,544
  14,352 Home Properties of New York, Inc.........................       352,521
  14,008 Homestead Village Inc.*..................................        48,153
  31,356 Hospitality Properties Inc...............................       807,417
  10,947 Host Marriott Services Corp.*............................        76,629
  28,200 Imperial Credit Commercial...............................       255,563
 303,001 Innkeepers USA Trust.....................................     3,143,635
   6,188 Insignia Financial Group, Inc.*..........................        80,831
  27,800 IRT Property Co..........................................       251,938
   5,500 Irvine Apartment Communities, Inc........................       180,813
  29,030 JDN Realty Corp..........................................       609,630
  11,800 JP Realty Inc............................................       218,300
  34,868 Kaufman & Broad Home Corp.+ .............................       784,530
  24,106 Kilroy Realty Corp.......................................       519,786
  23,681 Kroger Equity Inc........................................       324,134
   9,900 Lasalle Hotel Properties.................................       118,181
  15,300 Laser Mortgage Management Inc. ..........................        71,719
 106,000 Lennar Corp..............................................     2,457,875
  15,400 Lexington Corporate Properties, Inc. ....................       180,950
  23,307 LNR Property Corp........................................       428,266
  19,800 Lodgian, Inc.*...........................................        80,438
  24,683 LTC Properties Inc.......................................       308,538
  18,500 Manufactured Home Communities, Inc.......................       430,125
  20,148 Marcus Corp..............................................       261,924
 141,700 MDC Holdings Inc.........................................     2,524,031
  28,071 Meridian Industrial Trust*...............................       673,704
  12,400 MGI Properties Inc.......................................       347,975
  15,700 Mid-American Apartment Communities, Inc..................       349,325
 131,273 National Golf Properties, Inc............................     3,298,234
  37,452 Nationwide Health Properties, Inc........................       674,136
 225,350 New Plan Excel Realty Trust, Inc.........................     4,676,013
   6,600 NVR Inc.*................................................       283,800
  15,114 Pacific Gulf Properties Inc..............................       304,169
   9,000 Pan Pacific Retail Properties Inc........................       167,063
   8,700 Parkway Properties Inc. of Maryland......................       229,462
  33,122 Prentiss Properties Trust................................       662,440
   6,053 Price Enterprises Inc....................................        30,265
   4,300 Prime Group Realty Trust.................................        59,125
  28,552 Prime Hospitality Corp.*.................................       292,658
  83,100 Prison Realty Corp.......................................     1,656,806
  20,500 PS Business Parks Inc....................................       474,063
  20,674 Pulte Corp.+ ............................................       497,468
  23,821 Realty Income Corp.......................................       519,596
  34,500 Reckson Associates Realty Corp...........................       733,125
  22,556 Red Roof Inns, Inc.*.....................................       305,916

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Real Estate -- 9.4% (continued)
   7,500 Redwood Trust Inc........................................  $    105,938
  12,488 Regency Realty Corp. ....................................       252,882
  18,600 RFS Hotel Investors, Inc. ...............................       217,388
  13,349 Ryland Group Inc.........................................       340,400
  16,100 Security Capital Group Inc., Class B Shares*.............       197,225
  48,779 Shurgard Storage Centers, Inc............................     1,207,280
  21,100 Sl Green Realty Corp. *..................................       407,494
   9,133 Standard-Pacific Corp....................................       113,021
  13,057 Storage Trust Realty USA.................................       280,726
  24,588 Storage USA Inc..........................................       696,148
   5,740 Suburban Lodges of America, Inc.*........................        44,485
  19,014 Summit Properties Inc....................................       314,919
  15,226 Sun Communities Inc. ....................................       478,667
  33,255 Sunstone Hotel Investors Inc. ...........................       266,040
  34,700 Taubman Centers Inc......................................       431,581
  15,000 Tower Realty Trust Inc...................................       292,500
 130,255 TriNet Corporate Realty Trust, Inc. .....................     3,280,798
 376,800 United Dominion Realty Trust.............................     3,720,900
  11,500 US Home Corp.............................................       396,750
  10,800 US Restaurant Properties.................................       218,700
  15,085 Walden Residential Properties, Inc.......................       251,731
  25,794 Walter Industries, Inc. *................................       315,977
  26,163 Washington REIT..........................................       430,054
  17,621 Weeks Corp...............................................       475,767
   4,100 Weingarten Realty Investors..............................       171,944
  15,000 Wellsford Real Properties Inc.*..........................       142,500
  15,300 Western Invest Real Estate Trust.........................       169,256
--------------------------------------------------------------------------------
                                                                      67,743,889
--------------------------------------------------------------------------------
 Recreation -- 0.0%
  15,900 Vail Resorts, Inc.+ .....................................       274,275
--------------------------------------------------------------------------------
 Restaurants -- 0.7%
  59,400 Applebee's International Inc. ...........................     1,540,688
   5,000 Avado Brands, Inc........................................        34,063
  28,263 Buffets Inc.* ...........................................       284,396
   1,200 The Cheesecake Factory Inc. .............................        24,600
   1,607 First Sentinel Bancorp, Inc. ............................        13,660
   8,051 IHOP Corp*...............................................       329,085
   7,938 Landry's Seafood Restaurants, Inc.*......................        54,078
  31,539 Lone Star Steakhouse & Saloon, Inc. *....................       285,822
  91,543 Sbarro Inc.*.............................................     2,311,461
   5,390 Sonic Corp...............................................       129,360
--------------------------------------------------------------------------------
                                                                       5,007,213
--------------------------------------------------------------------------------
 Retail -- 0.7%
  13,100 Ames Department Stores Inc. *............................       393,000
  16,539 AnnTaylor Stores Corp.+* ................................       625,381
  14,600 Cato Corp................................................       138,700
  21,344 Compucom Systems Inc. *..................................        92,713
  56,300 Corporate Express Inc. *.................................       302,613
  11,134 Donna Karan International, Inc.*.........................        69,588
   8,500 Duane Reade Inc.*........................................       257,125
   5,200 Elder-Beerman Stores Corp.* .............................        41,113
   2,200 Fred's Inc...............................................        30,800
   1,400 Garden Ridge Corp.*......................................         8,313
   4,200 Genesis Direct, Inc.* ...................................        16,538

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Retail -- 0.7% (continued)
  60,800 Gensia Sicor Inc.*.......................................  $    281,200
  10,100 Gymboree Corp. *.........................................       106,050
   2,000 Just For Feet Inc.+*.....................................        20,438
  26,568 Longs Drugs Stores Corp. ................................       961,430
  11,015 Michaels Stores Inc......................................       188,631
   5,500 Movado Group, Inc. ......................................       117,563
  24,321 Ruddick Corp.............................................       448,418
  83,400 Southland Corp.*.........................................       138,131
   9,646 Talbot's, Inc............................................       233,313
   1,200 Urban Outfitters Inc.*...................................        14,700
   8,700 Urban Shopping Centers Inc...............................       261,000
  11,243 Value City Department Stores, Inc. *.....................       132,105
--------------------------------------------------------------------------------
                                                                       4,878,863
--------------------------------------------------------------------------------
 Retail -- Specialty Apparel -- 0.9%
 217,380 Burlington Coat Factory Warehouse Corp...................     2,798,768
 127,200 Claire's Stores Inc. ....................................     2,806,350
  14,900 Dress Barn Inc. *........................................       193,700
  15,000 Jo-Ann Stores Inc., Class A Shares*......................       198,750
  20,600 Nine West Group Inc.*....................................       462,213
  26,338 Spiegel Inc.*............................................       187,658
--------------------------------------------------------------------------------
                                                                       6,647,439
--------------------------------------------------------------------------------
 Retail -- Food Chains -- 0.0%
  15,000 Advantica Restaurant Group, Inc.*........................        75,000
   9,035 Smart & Final Inc........................................        79,621
--------------------------------------------------------------------------------
                                                                         154,621
--------------------------------------------------------------------------------
 Retail -- Mail Order/General -- 0.1%
  19,612 Cash America International Inc. .........................       247,602
  23,142 Shopko Stores Inc.*......................................       728,973
--------------------------------------------------------------------------------
                                                                         976,575
--------------------------------------------------------------------------------
 Software -- 0.0%
   1,000 Peregrine Systems Inc. ..................................        25,625
--------------------------------------------------------------------------------
 Steel -- 1.0%
  38,888 AK Steel Holding Corp. ..................................       848,245
  80,600 Armco Inc.*..............................................       403,000
  26,032 Ascent Entertainment Group, Inc.*........................       283,098
 112,200 Bethlehem Steel Corp.+*..................................       988,763
  25,938 Birmingham Steel Corp. ..................................       106,994
  88,900 LTV Corp. ...............................................       488,950
  19,065 National Steel Corp......................................       157,286
 163,200 Ralcorp Holdings Inc.*...................................     2,907,000
  10,700 Roanoke Electric Steel Corp..............................       145,119
   7,082 Rouge Industries Inc.....................................        70,377
  22,384 Ryerson Tull, Inc. ......................................       408,503
   2,400 Steel Dynamics Inc.+*....................................        37,800
  14,700 WHX Corp.+*..............................................       127,706
--------------------------------------------------------------------------------
                                                                       6,972,841
--------------------------------------------------------------------------------
 Technology -- 7.4%
   3,200 Actel Corp.*.............................................        41,600
  55,000 Aeroquip-Vickers Inc.*...................................     3,114,375
  15,975 Airtran Holdings Inc.*...................................        53,916
  24,127 Allen Telecom Inc.*......................................       116,111

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                          SECURITY                            VALUE

------------------------------------------------------------------------------
 Technology -- 7.4% (continued)
   5,728 Alliant Techsystems Inc.*..............................  $    453,586
  12,000 Amkor Technologies Inc.*...............................       126,000
   4,600 Analogic Corp.*........................................       173,650
  17,708 Anixter International, Inc.*...........................       222,457
   2,300 Aspec Technology Inc.*.................................         2,588
  77,700 Aura Systems Inc.+*....................................        38,850
  17,091 Banctec, Inc.*.........................................       240,342
   1,900 Bell & Howell Co.*.....................................        62,938
   5,090 Benchmark Electronics Inc.*............................       152,700
  23,400 BMC Industries Inc. ...................................       114,075
  26,571 Boyd Gaming Corp.*.....................................       109,605
   3,300 CDnow Inc.+*...........................................        53,213
  58,835 Cirrus Logic Inc.*.....................................       478,034
   7,700 Cohu Inc. .............................................       181,913
  80,000 Cordant Technologies Inc. .............................     3,115,000
   6,300 Credence Systems Corp.*................................       133,088
   5,259 Cubic Corp. ...........................................        96,634
  67,900 Cypress Semiconductor Corp.*...........................       649,294
  62,800 Dallas Semiconductor Corp. ............................     2,221,550
  42,900 Data General Corp.*....................................       592,556
   1,600 Davox Corp.*...........................................        13,800
   4,000 Decisionone Holdings Corp.+*...........................         9,750
   5,864 DII Group, Inc.*.......................................       137,071
 111,900 EG&G Inc. .............................................     2,965,350
   6,649 Electro Scientific Industries, Inc.*...................       243,104
  20,790 Essex International Inc.*..............................       608,108
  15,530 Esterline Technologies Corp. ..........................       265,951
   7,599 Evans & Sutherland Computer Corp. .....................       121,584
  14,501 Ferro Corp. ...........................................       309,959
  14,187 FSI International, Inc.*...............................       138,323
 177,560 Gerber Scientific Inc. ................................     3,307,055
   1,400 Global DirectMail Corp.*...............................        23,013
   9,600 Hadco Corp.*...........................................       306,000
  13,100 Hutchinson Tech Inc.*..................................       407,738
  26,245 Information Resources Inc. ............................       219,802
  44,800 Informix Corp.*........................................       392,000
  73,042 Integrated Device Technology, Inc.*....................       470,208
 379,266 Intergraph Corp.*......................................     2,097,815
  37,882 International Rectifier Corp.*.........................       260,439
   2,400 ITI Technologies Inc.*.................................        77,250
   7,700 Itron Inc.*............................................        53,900
   7,336 Jones Intercable Inc., Class A Shares*.................       297,108
  41,700 Komag Inc.*............................................       291,900
   2,500 Lattice Semiconductor Corp.*...........................        99,688
  14,760 Marshall Industries*...................................       210,330
     454 McWhorter Technologies, Inc.*..........................         6,611
   2,842 Media General Inc. ....................................       142,100
  54,843 Mentor Graphics Corp.+*................................       767,802
   3,800 Micron Electronics Inc.*...............................        54,625
 121,572 Mississippi Chemical Corp. ............................     1,246,113
 227,760 MTS Systems Corp. .....................................     2,861,235
   1,759 National Western Life Insurance Corp., Class A
          Shares*...............................................       186,454
  31,235 Oak Technologies Inc.*.................................       102,490
   8,700 Paxar Corp.*...........................................        73,950
  12,243 Physician Reliance Network, Inc.*......................       110,952
  24,154 Pioneer Standard Electronics, Inc. ....................       187,194

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Technology -- 7.4% (continued)
   4,113 Plains Resources Inc.*...................................  $     38,045
   1,300 Platinum Software Corp.*.................................         9,425
  36,400 Policy Management Systems Corp. .........................     1,330,875
   1,200 PRI Automation Inc.*.....................................        36,000
   4,900 Primadonna Resorts, Inc.*................................        59,413
   3,500 Primex Technologies, Inc. ...............................       145,469
   3,846 Puerto Rican Cement Co., Inc. ...........................       131,726
   2,013 Rainforest Cafe Inc. ....................................        10,946
  36,525 Read-Rite Corp.*.........................................       310,463
   5,000 Recoton Corp.+*..........................................        70,000
  15,000 Remec Inc.*..............................................       257,813
  11,212 Risk Capital Holdings Inc.*..............................       213,028
   1,400 Rogers Corp.*............................................        36,225
   3,900 Sandisk Corp.*...........................................       109,200
 256,800 Scitex Corp.*............................................     2,359,350
  52,300 Sensormatic Electronics Corp.*...........................       549,150
  29,974 Sequent Computer Systems, Inc.*..........................       285,690
  21,234 Shiva Corp.*.............................................       126,740
  40,147 S3 Inc.*.................................................       353,795
  19,011 Silicon Valley Group Inc.*...............................       253,084
   8,812 Siliconix Inc.*..........................................       190,560
   1,600 SMART Modular Technologies, Inc. ........................        25,700
   3,400 Spectra-Physics Lasers Inc.*.............................        34,850
   5,500 Speedfam International Inc.*.............................        89,719
  11,998 State Auto Financial Corp. ..............................       140,227
   1,800 Superior Services Inc.*..................................        36,169
   3,315 Superior Telecom Inc. ...................................        93,856
  71,700 Sybase Inc.*.............................................       582,563
   4,800 System Software Associates, Inc.*........................        15,900
     929 Telxon Corp.*............................................         5,922
   3,300 Tetra Technologies Inc.*.................................        21,863
   3,009 Thermoquest Corp.*.......................................        33,099
   8,863 Thermotrex Corp.*........................................        53,178
   8,006 Ultratech Stepper Inc.+*.................................       126,345
 572,000 Unisource Worldwide, Inc. ...............................     4,004,000
  17,900 Unitrode Corp. ..........................................       243,888
   5,911 Valhi Inc. ..............................................        67,977
   1,000 Verio Inc.+..............................................        28,375
  44,839 Vishay Intertechnology, Inc. ............................       580,105
  37,100 Vlsi Technology Inc.*....................................       575,050
 196,000 Wallace Computer Services, Inc. .........................     4,434,500
  25,900 Westfield America Inc. ..................................       456,488
 159,833 Westinghouse Air Brake Co. ..............................     3,166,691
   7,968 Winstar Communications Inc.+*............................       250,992
--------------------------------------------------------------------------------
                                                                      53,555,301
--------------------------------------------------------------------------------
 Telecommunications -- 0.6%
  12,197 Aerial Communications, Inc.*.............................        85,379
  21,081 Aliant Communications Inc. ..............................       840,605
  24,500 Associated Group Inc.*...................................     1,220,406
   4,746 Cellular Communications of Puerto Rico...................       116,870
  34,087 General Communication, Class A Shares*...................       166,174
   9,100 ICG Communications Inc.*.................................       171,194
   4,800 IXC Communications Inc.+.................................       249,600
     700 L-3 Communications Corp.*................................        30,013
  18,700 MEMC Electronic Materials, Inc.*.........................       135,575

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Telecommunications -- 0.6% (continued)
  26,400 Metrocall Inc.*..........................................  $    105,600
   3,400 Norstan Inc.*............................................        34,000
   8,110 NTL Inc.*................................................       630,046
   6,500 Omnipoint Corp.+*........................................        75,563
   7,500 Pagemart Wireless Inc., Class A Shares*..................        45,000
  17,309 Paxson Communications Corp.*.............................       142,799
  33,549 Picturetel Corp.*........................................       274,158
   1,200 US LEC Corp., Class A Shares*............................        17,325
   1,700 Vanguard Cellular Systems, Class A Shares*...............        47,388
--------------------------------------------------------------------------------
                                                                       4,387,695
--------------------------------------------------------------------------------
 Telephone -- 0.0%
   3,600 Amplicon, Inc. ..........................................        45,000
   2,000 Michigan Financial Corp. ................................        61,000
--------------------------------------------------------------------------------
                                                                         106,000
--------------------------------------------------------------------------------
 Tobacco -- 0.2%
 359,500 Dimon Inc. ..............................................     1,572,813
   5,818 General Cigar Holdings Inc.*.............................        42,544
--------------------------------------------------------------------------------
                                                                       1,615,357
--------------------------------------------------------------------------------
 Toys -- 0.0%
   5,186 Marvel Enterprises, Inc.*................................        28,847
--------------------------------------------------------------------------------
 Transportation -- 5.7%
  21,074 Air Express International Corp. .........................       370,112
  76,000 Airborne Freight Corp. ..................................     2,964,000
  11,900 Airgas Inc.*.............................................       107,100
     767 Airnet Systems Inc.*.....................................         6,615
  22,575 Alaska Air Group, Inc.*..................................     1,144,270
  36,821 America West Holdings Corp., Class B Shares*.............       625,957
  18,009 American Freightways Corp.*..............................       280,828
  17,391 Arnold Industries Inc. ..................................       265,213
  19,501 Arvin Industries, Inc. ..................................       706,911
   8,279 Avondale Industries Inc.*................................       255,614
   7,484 Banner Aerospace, Inc.*..................................        69,695
  78,700 Borg-Warner Automotive, Inc.+*...........................     3,428,369
  14,207 Breed Technologies Inc.+*................................        57,716
  19,800 Budget Group Inc., Class A Shares........................       231,413
   7,900 C.H. Robinson Worldwide, Inc. ...........................       207,375
  11,393 Circle International Group Inc. .........................       195,105
  18,138 Consolidated Freightways Corp.*..........................       263,001
   4,200 Convenant Transport, Inc.*...............................        76,125
  14,770 Copart Inc. .............................................       258,475
  19,000 Delco Remy International Inc.*...........................       187,625
   6,979 Detroit Diesel Corp. ....................................       150,485
   1,300 Dispatch Management Services Corp.*......................         2,925
  21,500 Dollar Thrifty Automotive Group, Inc.*...................       255,313
   8,994 Excel Industries Inc.*...................................       212,483
  10,156 Florida East Coast Industries, Inc. .....................       275,482
 362,193 Fritz Co.*...............................................     2,693,810
   3,400 Greyhound Lines Inc.*....................................        21,675
   1,600 Group 1 Automotive Inc.*.................................        40,300
   1,000 Gulfmark Offshore, Inc.*.................................        12,000
  10,063 Hvide Marine Inc., Class A Shares*.......................        45,912
 235,961 Intermet Corp. ..........................................     2,949,513

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Transportation -- 5.7% (continued)
  12,098 Interpool Inc. ..........................................  $    172,397
  14,600 Kitty Hawk Inc.*.........................................       122,731
   8,581 Landstar Systems Inc.*...................................       323,665
  14,791 MascoTech Inc. ..........................................       223,714
 160,000 Meritor Automotive Inc. .................................     2,540,000
  23,500 Mesa Air Group Inc.*.....................................       160,003
   6,610 Midwest Express Holdings, Inc. ..........................       177,644
  14,740 Modine Manufacturing Co. ................................       412,720
  13,804 Myers Industries Inc. ...................................       269,178
  24,404 Overseas Shipholding Group, Inc. ........................       297,424
  18,262 Pittston BAX Group*......................................       131,258
   2,116 Rent-Way, Inc.*..........................................        47,875
  12,178 Roadway Express Inc. ....................................       187,237
 285,853 Rollins Truck Leasing Corp. .............................     3,037,188
 100,000 Sea Containers Ltd. .....................................     2,187,500
  15,793 Simpson Industries Inc. .................................       147,072
  12,400 Skywest Inc. ............................................       389,825
  26,551 SPX Corp. ...............................................     1,516,726
 164,859 Standard Products Co. ...................................     2,472,885
  25,201 Stewart & Stevenson Services, Inc. ......................       211,058
   1,600 Swift Transportation Co., Inc. ..........................        47,900
  16,279 Titan International Inc. ................................       121,075
  49,522 Trans World Airlines, Inc.+*.............................       294,037
  19,748 Trico Marine Services Inc.*..............................        88,866
   7,400 Tristar Aerospace Co.*...................................        62,438
   3,200 U.S. Xpress Enterprises Inc., Class A Shares*............        51,200
  13,953 United Auto Group Inc. ..................................       102,903
 102,383 US Freightways Corp. ....................................     3,263,458
  15,742 Wabash National Corp. ...................................       193,823
   9,662 Winnebago Industries Inc. ...............................       132,853
 195,622 Yellow Corp.*............................................     3,496,743
--------------------------------------------------------------------------------
                                                                      41,244,813
--------------------------------------------------------------------------------
 Utilities -- 9.3%
  50,088 AGL Resources Inc. ......................................       954,803
  20,391 Antec Corp.*.............................................       568,399
   6,601 Aquarion Co. ............................................       223,196
  15,578 Arch Coal Inc. ..........................................       170,384
  26,221 Atmos Energy Corp. ......................................       629,304
 207,364 Avista Corp.+............................................     3,395,586
  16,076 Baldor Electric Co. .....................................       307,454
  12,034 Bay State Gas Co.*.......................................       481,360
   6,700 Belco Oil & Gas Corp.*...................................        33,500
   8,398 Belden Inc. .............................................       151,689
  16,231 Black Hills Corp. .......................................       365,198
   3,764 Cable Design Technologies Corp. .........................        48,697
   3,830 California Microwave, Inc.*..............................        38,779
  10,368 California Water Service Group...........................       254,016
  17,332 Calpine Corp.*...........................................       567,623
  15,100 Central Hudson Gas & Electric Corp. .....................       547,375
  11,864 Cilcorp Inc. ............................................       705,167
  10,411 Citation Corp.*..........................................       106,062
  19,807 Cleco Corp. .............................................       581,831
  79,156 Cleveland Cliffs Inc. ...................................     2,933,719
 198,000 CMP Group Inc. ..........................................     3,341,250
   7,390 Colonial Gas Co. ........................................       253,569

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Utilities -- 9.3% (continued)
  15,931 Commonwealth Energy System Co. ..........................  $    575,507
 179,700 Commscope Inc.*..........................................     3,335,681
   9,158 Connecticut Energy Corp. ................................       238,680
 100,000 CTG Resources Inc. ......................................     2,300,000
   7,419 E'Town Corp. ............................................       318,553
  18,215 Eastern Utlities Associates..............................       517,989
   7,200 Echostar Communications Corp.+*..........................       352,800
  49,602 El Paso Electric Co.*....................................       356,514
  14,605 Empire District Electric Co. ............................       338,653
 191,966 Energen Corp. ...........................................     2,687,524
   2,600 Exodus Communications Inc.+..............................       190,775
  90,204 General Cable Corp. .....................................     1,696,963
   2,800 General Semiconductor Inc.*..............................        18,200
  11,730 Georgia Gulf Corp. ......................................       177,416
  27,635 Hawaiian Electric Industries, Inc. ......................       963,771
  32,700 Idacorp Inc. ............................................     1,015,744
  24,712 Indiana Energy Inc. .....................................       494,240
  17,000 Integrated Electrical Services, Inc.*....................       233,750
  97,850 Kelley Oil & Gas Corp.*..................................        51,983
  10,300 Kent Electronics Corp.*..................................       117,163
  14,513 Laclede Gas Co. .........................................       333,799
   6,141 Libbey Inc.+.............................................       183,079
   2,263 Littlefuse Inc.*.........................................        38,612
  14,459 Madison Gas & Electric Co. ..............................       290,987
 387,800 Magnetek Inc.*...........................................     4,217,325
  45,500 Mark IV Industries Inc. .................................       685,344
  45,750 MDU Resources Group Inc. ................................     1,075,125
  31,788 Methode Electronics Inc. ................................       333,774
  31,271 Minnesota Power Inc. ....................................     1,256,703
  16,560 Network Equipment Technologies, Inc.*....................       148,005
  44,619 Nevada Power Co. ........................................     1,068,067
  15,503 New Jersey Resources Corp. ..............................       541,636
  26,100 Newfield Exploration Co.*................................       424,125
   9,035 North Carolina Natural Gas ..............................       289,120
  22,036 Northwest Natural Gas Co. ...............................       539,193
  11,273 NUI Corp. ...............................................       258,574
  26,765 Oneok Inc. ..............................................       720,982
  12,000 Orange & Rockland Utilities, Inc. .......................       673,500
  19,540 Oregon Steel Mills Inc. .................................       186,851
  10,557 Otter Tail Power Co. ....................................       391,269
   7,279 Park Electrochemical Corp. ..............................       197,443
   9,403 Pennsylvania Enterprises, Inc. ..........................       211,568
  30,600 Peoples Energy Corp. ....................................     1,038,488
  20,929 Philadelphia Suburban Corp. .............................       451,282
  26,408 Piedmont Natural Gas Co. ................................       901,173
  17,413 Public Service Co. of North Carolina.....................       513,684
 187,154 Public Service New Mexico................................     2,877,493
   6,758 Robbins & Myers Inc. ....................................       111,507
   2,400 Schnitzer Steel Industries Inc., Class A Shares..........        33,300
  10,608 Seacor Smit Inc.*........................................       417,690
   7,039 Semco Energy Inc. .......................................       110,864
  26,900 Sierra Pacific Resorces..................................       923,007
  20,436 SIGCORP, Inc. ...........................................       587,535
   6,980 South Jersey Industries, Inc. ...........................       169,701
  14,020 Southern Union Co. ......................................       266,380
  26,367 Southwest Gas Corp. .....................................       758,051

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                 Small Capitalization Value Equity Investments

   SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Utilities -- 9.3% (continued)
      20,414 Southwestern Energy Co. ............................   $    113,553
       6,034 Stone & Webster Inc. ...............................        161,410
       2,000 Thermo Ecotek Corp.*................................         16,500
       9,666 TNP Enterprises Inc. ...............................        282,731
      29,159 UGI Corp. ..........................................        592,292
      18,020 Unisource Energy Corp. Holdings Co.*................        208,356
      12,389 The United Illuminating Co. ........................        549,762
      24,157 United Water Resources, Inc. .......................        465,022
      11,500 URS Corp.*..........................................        225,688
     165,124 Washington Gas Light Co. ...........................      3,952,656
      13,826 Watts Industries Inc., Class A Shares...............        192,700
      33,146 Wicor Inc. .........................................        700,209
     240,000 World Fuel Services Corp. ..........................      2,490,000
      23,002 WPS Resources Corp.+................................        684,310
       9,134 Yankee Energy Systems Inc. .........................        223,212
--------------------------------------------------------------------------------
                                                                      66,724,504
--------------------------------------------------------------------------------
             TOTAL STOCK (Cost -- $818,017,622)..................    699,247,594
--------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK -- 0.0%
 Real Estate -- 0.0%
         309 Apartment Investment & Management, Class E Shares
              (Cost -- $15,681)+.................................         11,240
--------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                            VALUE
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 0.1%
 $   500,000 U.S. Treasury Bills, 4.40% due 3/4/99 (Cost --
               $499,692).........................................        499,692
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.0%
  21,681,000 Morgan Stanley Dean Witter & Co., 4.730% due 3/1/99;
             Proceeds at maturity -- $21,689,545; (collateralized
             by U.S. Treasury Notes & Bonds, 5.500% to 14.000%
             due 4/30/99 to 2/15/26;
             Market Value -- $23,751,027) (Cost -- $21,681,000)..     21,681,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $840,213,995**)..   $721,439,526
--------------------------------------------------------------------------------

 + A portion of this security is on loan (See Note 12).
 * Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Technology 7.4%                                                     7.4
Basic Industries 15.1%                                             15.1
Capital Goods 6.4%                                                  6.4
Consumer Durables and Non-Durables 11.0%                             11
Transportation 5.7%                                                 5.7
Utilities 9.3%                                                      9.3
Financial Services 6.4%                                             6.4
Other Common Stock 17.5%                                           17.5
Real Estate 9.4%                                                    9.4
U.S. Treasury Obligations and Repurchase Agreement 3.1%             3.1
Banking 8.7%                                                        8.7




                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 STOCK -- 98.2%
--------------------------------------------------------------------------------
 Advertising -- 1.0%
  15,800 Ackerley Group Inc.*.....................................  $    284,400
  24,000 Advo Inc. ...............................................       480,000
  20,600 Catalina Marketing Corp.+ ...............................     1,326,125
  44,500 Getty Images Inc. .......................................       851,063
     700 Grey Advertising Inc.*...................................       259,000
 259,613 HA-LO Industries, Inc.+ .................................     2,774,609
  98,300 Lamar Advertising Co. ...................................     3,796,852
  14,500 TMP Worldwide Inc.+ .....................................       815,625
--------------------------------------------------------------------------------
                                                                      10,587,674
--------------------------------------------------------------------------------
 Aerospace & Defense -- 0.3%
   9,800 Alliant Techsystems Inc. ................................       776,038
  28,100 BE Aerospace, Inc. ......................................       414,475
   9,800 Ducommun Inc.*...........................................       122,500
   6,900 Heico Corp.*.............................................       186,300
  59,500 Kellstrom Industries Inc. ...............................       963,156
  10,200 Kroll-O'Gara Co. ........................................       314,925
   4,600 Oea Inc. ................................................        51,175
--------------------------------------------------------------------------------
                                                                       2,828,569
--------------------------------------------------------------------------------
 Agriculture -- 0.1%
  48,500 AgriBioTech, Inc.+ ......................................       212,188
  40,800 Cadiz Inc. ..............................................       351,900
--------------------------------------------------------------------------------
                                                                         564,088
--------------------------------------------------------------------------------
 Aircraft & Aerospace -- 0.0%
  21,900 AAR Corp.*...............................................       331,238
--------------------------------------------------------------------------------
 Auto Parts -- 0.5%
  82,700 Gentex Corp. ............................................     1,793,556
   2,500 Intermet Corp.*..........................................        31,250
  24,400 Kaydon Corp.*............................................       744,200
  24,100 Mascotech Inc.*..........................................       364,513
  17,000 Modine Manufacturing Co.*................................       476,000
  21,400 Myers Industries Inc.*...................................       417,300
  16,102 O'Reilly Automotive, Inc. ...............................       707,482
   6,100 SPX Corp. ...............................................       348,463
  43,000 Wabash National Corp.*...................................       529,438
  17,750 Wynn's International Inc.*...............................       328,375
--------------------------------------------------------------------------------
                                                                       5,740,577
--------------------------------------------------------------------------------
 Banking -- 4.1%
   1,800 Aftermarket Technology Corp. ............................         9,506
  20,300 Alabama National Bancorp*................................       492,275
  30,200 Alpine Group Inc. .......................................       362,400
  20,800 Ameritrade Holdings Corp.+ ..............................     1,014,000
  39,300 Anchor Bancorp Wisconsin*................................       680,381
  24,700 Andover Bancorp Inc.*....................................       741,000
  21,800 Andrx Corp.+ ............................................     1,479,675
  34,400 Area Bancshares Corp.*...................................       915,900
  13,500 Bancfirst Corp.*.........................................       448,875
   3,200 Bancfirst Ohio Corp.*....................................        81,400
  13,362 Bank of Granite Corp.*...................................       367,455
   6,360 Banknorth Group, Inc.*...................................       170,130
  21,924 BOK Financial Corp.*.....................................       504,252
  15,000 Brenton Banks Inc.*......................................       234,375

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 Banking -- 4.1% (continued)
  6,700 Brookline Bancorp Inc.*...................................  $     77,888
  6,800 Brylane Inc. .............................................       147,050
  1,600 Capital City Bank Group Inc.*.............................        37,300
 18,900 Cathay Bancorp Inc. ......................................       737,100
 19,970 Centennial Bancorp........................................       283,324
  8,800 Century South Banks Inc.*.................................       213,400
  7,900 CFSB Bancorp Inc.*........................................       208,856
 13,832 City Holding Co.*.........................................       361,361
 24,595 CNB Bancshares, Inc.*.....................................       988,412
 57,100 Coach USA Inc. ...........................................     1,341,850
 11,500 Columbia Banking System, Inc. ............................       196,938
 33,668 Commerce Bancorp Inc. of New Jersey*......................     1,498,226
  7,700 Cullen Frost Bankers Inc.*................................       364,306
 19,765 CVB Financial Corp.*......................................       390,359
  8,900 Engineering Animation Inc.+ ..............................       402,725
  2,400 F&M National Corp.*.......................................        66,750
  7,610 F&M Bancorp Inc. of Wisconsin*............................       252,081
  2,200 F.N.B. Bancorp Inc., of Pennsylvania*.....................        50,463
 34,650 Factset Research Systems Inc.*............................     1,444,472
  6,000 Farmers Capital Bank Corp.*...............................       200,625
 13,200 First Charter Corp.*......................................       246,675
 17,000 First Commonwealth Financial Corp.*.......................       366,563
  1,700 First Federal Capital Corp.*..............................        23,375
 33,650 First Financial Bancorp*..................................       782,363
    880 First Financial Bankshares Inc.*..........................        28,380
  9,800 First Midwest Bancorp Inc.*...............................       358,313
 24,530 First Source Corp.*.......................................       757,364
 47,400 Fisher Scientific International, Inc......................       823,575
 40,000 Flagstar Bancorp Inc.*....................................     1,120,000
  9,200 GBC Bancorp*..............................................       195,500
 26,500 Gold Banc Corp., Inc.+*...................................       369,344
 11,900 Greater Bay Bancorp*......................................       337,663
 42,959 Hamilton Bancorp Inc. ....................................       990,742
 17,081 Harbor Florida Bancshares*................................       196,432
  2,700 Harleysville National Corp.*..............................        95,850
 11,500 Haven Bancorp Inc.*.......................................       162,438
 21,232 Hubco Inc.*...............................................       696,675
 59,873 Imperial Bancorp*.........................................     1,092,682
 25,100 Independence Community Bank*..............................       382,775
  6,500 International Bancshares Corp.*...........................       302,250
  9,800 Irwin Financial Corp.*....................................       222,338
  5,200 Jefferson Savings Bancorp Inc.*...........................        72,475
  5,500 Mahoning National Bancorp Inc.*...........................       149,875
  8,584 Merchants New York Bancorp, Inc.*.........................       285,418
 12,500 National Penn Bancshares Inc.*............................       325,000
 16,000 Northwest Bancorp Inc. ...................................       147,000
 19,535 Old National Bancorp......................................       905,936
 33,066 Oriental Financial Group*.................................       927,915
 18,354 Pacific Capital Banccorp*.................................       422,142
  9,600 Park National Corp.*......................................       888,600
 11,800 Peoples Bancorp, Inc.*....................................       115,050
 39,900 Premier Bancshares Inc.*..................................       798,000
 10,400 Prime Bancorp Inc.*.......................................       260,000
  2,500 Prime Bancshares Inc.*....................................        37,188
 11,625 Republic Bancorp*.........................................       159,844
  4,800 Republic Banking Corp. of Florida*........................        88,500

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Banking -- 4.1% (continued)
  34,468 Republic Security Financial Corp.*.......................  $    308,058
  44,400 Resource Bancshares Mortgage Group, Inc.*................       621,600
  45,300 S & T Bancorp Inc.*......................................     1,191,956
   4,500 Sandy Spring Bancorp Inc.*...............................       126,000
   7,700 Shoreline Financial Corp.*...............................       201,163
  56,810 Silicon Valley Bancshares*...............................     1,090,042
  61,611 Sky Financial Group Inc.*................................     1,617,289
  49,332 Southwest Bancorp of Texas*..............................       693,732
     700 Sterling Bancorp*........................................        14,525
  26,250 Sterling Bancshares Inc.*................................       315,000
   5,400 Sterling Financial Corp.*................................       197,775
   3,750 Susquehanna Bancshares Inc.*.............................        67,734
  13,000 Texas Regional Bancshares, Inc., Class A Shares*.........       331,500
  28,388 Triangle Bancorp Inc.*...................................       454,208
  17,900 The Trust Company of New Jersey..........................       434,075
  30,081 Trustco Bank Corp. of New York*..........................       812,187
  22,600 United Bankshares, Inc.*.................................       545,225
   1,850 United National Bancorp*.................................        42,319
   2,400 US Bancorp Inc. of Pennsylvania*.........................        42,300
   9,200 US Trust Corp. of New York*..............................       688,850
   9,480 USB Holding Co., Inc.+*..................................       142,200
   4,900 UST Corp.*...............................................       102,594
  11,150 Washington Trust Bancorp*................................       206,275
   4,895 West Coast Bancorp of Oregon*............................        96,676
  10,100 Westamerica Bancorp+*....................................       338,350
   8,700 Western Bancorp*.........................................       268,069
  49,400 Westernbank Puerto Rico*.................................       759,525
   1,900 Whitney Holding Corp.*...................................        62,225
--------------------------------------------------------------------------------
                                                                      43,670,802
--------------------------------------------------------------------------------
 Basic Industries -- 4.2%
  65,200 AHL Services Inc. .......................................     1,703,350
  18,000 Alternative Resources Corp. .............................       193,500
  64,600 Atwood Oceanics Inc. ....................................     1,086,088
  14,500 Authentic Fitness Corp. .................................       228,375
   8,600 AVT Corp. ...............................................       222,525
  13,300 Berry Petroleum Co.*.....................................       129,675
   3,000 Boise Cascade Office Products Corp. .....................        36,000
  14,500 Caraustar Industries, Inc.*..............................       371,563
  37,700 The Carbide/Graphite Group...............................       457,113
 124,000 Century Business Services+...............................     1,449,250
  18,150 Chart Industries Inc.*...................................       136,125
   6,450 Clarcor Inc.*............................................       117,713
   5,300 CN Galey & Lord Inc. ....................................        24,844
   9,800 Coleman Co. .............................................        91,875
  14,200 Collins & Aikman Corp. ..................................        71,888
  30,700 D. R. Horton, Inc.*......................................       489,281
  37,300 Day Runner Inc. .........................................       508,212
  17,100 Federal Signal Corp.+*...................................       400,781
  16,100 Furniture Brands International Inc. .....................       344,138
  18,700 G & K Services Inc., Class A Shares*.....................       932,663
  12,500 General Binding Corp.*...................................       340,625
  34,300 General Magic Inc.+ .....................................       168,284
  24,576 Getchell Gold Corp. .....................................       637,440
  22,300 Health Care Investment Inc.*.............................       655,063
  17,400 Hexcel Corp. ............................................       146,813
  11,507 Hunt Corp.*..............................................       117,228

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                         SECURITY                           VALUE
--------------------------------------------------------------------------------
 Basic Industries -- 4.2% (continued)
   9,200 Insituform Technologies Inc., Class A Shares.........  $    136,850
  25,700 Ivax Corp. ..........................................       379,075
   6,900 Ivex Packaging Corp. ................................       104,363
  70,200 Kaufman & Broad Home Corp.*..........................     1,579,500
   4,400 Kemet Corp. .........................................        48,400
  55,500 Knoll Inc. ..........................................     1,061,438
   8,700 Lands End Inc. ......................................       263,719
  18,400 Lennar Corp.*........................................       426,650
  28,300 Macrovision Corp. ...................................       976,350
   2,900 Meadowcraft Inc. ....................................        16,494
   6,200 Media Arts Group, Inc. ..............................        84,475
  30,000 Miller Inc. .........................................       510,000
  34,450 Miller Industries Inc.*..............................       185,169
  39,300 Moog, Inc., Class A Shares...........................     1,252,688
  35,600 Nacco Industries Inc.*...............................     3,132,800
  59,100 Noble Affiliates Inc.*...............................     1,337,138
   1,600 NVR Inc. ............................................        68,800
  15,300 Oshkosh B'Gosh Inc., Class A Shares*.................       290,700
  22,546 Palm Harbor Homes Inc.*..............................       563,638
  11,500 PETCO Animal Supplies, Inc. .........................        92,719
  31,600 Pillowtex Corp.*.....................................       766,300
   9,600 Pinnacle Systems Inc.*...............................       343,800
  50,000 Precision Castparts Co.*.............................     1,856,250
  37,200 Quiksilver Inc.*.....................................     1,262,475
   2,900 Range Resources Corp.+*..............................         5,619
  31,000 Rayovac Corp. .......................................       858,313
  23,900 Remedy Corp. ........................................       491,444
   4,600 RemedyTemp, Inc., Class A Shares.....................        73,025
  26,100 Republic Group Inc.*.................................       396,394
   3,200 Rural/Metro Corp. ...................................        28,600
  28,500 SM&A Corp. ..........................................       477,375
  42,800 Security Dynamics Technologies Inc. .................       791,800
   8,200 Select Comfort Corp. ................................       195,775
  47,900 Staffmark Inc. ......................................       640,663
  73,900 Standard-Pacific Corp.*..............................       914,513
  15,300 Stein Mart Inc.*.....................................       139,613
  11,100 Tejon Ranch Co.*.....................................       194,250
  21,400 Thermo BioAnalysis Corp. ............................       362,463
  14,300 Thermo Fibertek Inc.+ ...............................       110,825
  14,100 Timberland, Class A Shares...........................       851,288
  34,000 TJ International, Inc.*..............................       735,250
  25,800 Transmontaigne, Inc. ................................       280,575
  31,600 Triumph Group Inc. ..................................       809,750
 127,253 United Rentals Inc.+ ................................     4,095,956
  10,200 UTI Energy Corp. ....................................        59,288
 206,400 Veritas DGC Inc. ....................................     1,947,900
  35,800 Viatel Inc. .........................................       684,675
   9,700 The Vincam Group, Inc. ..............................       173,388
   4,740 Virco Manufacturing Corp.*...........................        83,543
  27,713 Wausau-Mosinee Paper Corp.*..........................       439,944
   7,900 Westaff Inc.*........................................        49,375
  29,300 Windmere-Double Holdings Inc.*.......................       146,500
  43,200 Wisconsin Central Transportation Corp.+ .............       594,000
  13,500 Zoltek Co., Inc.+ ...................................       116,016
--------------------------------------------------------------------------------
                                                                  44,548,323
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Beverages -- 0.4%
  20,100 Beringer Wine Estates, Class B Shares+...................  $    810,281
  14,500 Boston Beer Co. Inc., Class A Shares.....................       112,375
   1,500 Coca Cola Bottling Co.*..................................        84,000
  38,900 Foodmaker Inc. ..........................................       894,700
  52,000 Patterson Dental Co. ....................................     2,106,000
  18,300 Triarc Co. ..............................................       290,513
--------------------------------------------------------------------------------
                                                                       4,297,869
--------------------------------------------------------------------------------
 Broadcasting -- 3.0%
  11,800 @Entertainment Inc. .....................................       118,738
 187,200 American Tower Corp. ....................................     5,019,300
  17,100 CD Radio Inc.+...........................................       371,925
  28,600 Century Communications...................................       992,063
  67,300 Chancellor Media Corp., Class A Shares+..................     2,944,375
  30,000 Clear Channel Communications, Inc.*......................     1,800,000
 135,685 Cox Radio Inc. ..........................................     5,987,101
  12,300 Emmis Communications Corp., Class A Shares...............       569,644
   5,400 Gray Communications System*..............................        99,900
  23,400 Heftel Broadcasting Corp. ...............................       965,250
   7,900 Metro Networks Inc. .....................................       355,500
   1,717 Qwest Communications International Inc.*.................       105,488
 137,500 Scandanavian Broadcasting System.........................     3,437,500
  63,300 SFX Entertainment Inc.+ .................................     3,869,213
  26,786 Spelling Entertainment Group Inc. .......................       192,524
  15,200 Sportsline USA Inc. .....................................       684,000
  21,000 Superior Telecom Inc.*...................................       594,563
   4,400 United Television Inc.*..................................       451,000
  69,000 United Video Satellite Group, Class A Shares.............     1,988,063
  25,265 Westwood One Inc. .......................................       615,834
   8,300 Young Broadcasting Corp., Class A Shares.................       336,150
--------------------------------------------------------------------------------
                                                                      31,498,131
--------------------------------------------------------------------------------
 Building & Construction -- 0.1%
  11,400 Engle Homes Inc.*........................................       133,950
  29,300 Group Maintenance America Corp. .........................       401,044
  18,200 Service Experts Inc. ....................................       228,638
--------------------------------------------------------------------------------
                                                                         763,632
--------------------------------------------------------------------------------
 Capital Goods -- 7.2%
  26,400 Aavid Thermal Technologies, Inc.*........................       374,550
  60,900 Actel Corp.*.............................................       791,700
  28,825 AFC Cable Systems Inc. ..................................       954,828
  36,600 Ametek Inc. .............................................       619,912
 254,500 Amkor Technologies Inc. .................................     2,672,250
  17,600 Amphenol Corp., Class A Shares...........................       630,300
   1,400 Analogic Corp.*..........................................        52,850
   5,800 Anixter International Inc. ..............................        72,863
  44,500 AptarGroup, Inc.*........................................     1,218,188
 145,274 Artesyn Technologies Inc. ...............................     2,151,871
   8,500 Artisan Components Inc. .................................        49,406
   1,900 Bacou USA Inc. ..........................................        39,781
  17,066 Baldor Electric Co.*.....................................       326,387
  15,800 Belden Inc. .............................................       285,388
  15,900 Benchmark Electronics Inc. ..............................       477,000
   9,400 Blount International Inc., Class A Shares................       242,638
  21,680 Brady Corp.*.............................................       517,610

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                          SECURITY                            VALUE

------------------------------------------------------------------------------
 Capital Goods -- 7.2% (continued)
  40,800 Broadcom Corp.*........................................  $  2,455,650
  28,005 Burr-Brown Corp. ......................................       567,101
  28,275 Cable Design Technologies Corp. .......................       365,808
  23,500 Carpenter Technology Corp.*............................       609,531
  27,700 Chattem Inc. ..........................................       834,463
  22,000 Columbus McKinnon Corp.*...............................       451,000
  30,300 Cymer Inc. ............................................       693,113
  19,400 DII Group Inc. ........................................       453,475
  25,500 Dionex Corp. ..........................................       940,312
   3,800 Electro Scientific Industries Inc. ....................       138,938
  15,375 Encore Wire Corp. .....................................       145,102
 135,169 Etec Systems, Inc. ....................................     5,989,676
   4,700 Foamex International Inc. .............................        45,238
   9,300 Franklin Electric Co. Inc.*............................       576,600
  26,700 Friedman, Billings, Ramsey Group Inc., Class A
          Shares*...............................................       155,194
  21,646 Furon Co.*.............................................       257,046
  11,800 Genesis Microchip Inc. ................................       371,700
  14,300 Genlyte Group Inc. ....................................       258,741
  33,300 Genrad Inc. ...........................................       570,263
  22,425 Graco Inc.*............................................       487,744
   2,711 Hadco Corp. ...........................................        86,413
  56,900 Harmon Industries, Inc.*...............................     1,180,675
  13,041 Holophane Corp. .......................................       299,943
  17,500 Inhale Therapeutic Systems Inc. .......................       481,250
  14,000 Integrated Circuit Systems, Inc. ......................       260,750
  22,600 Intevac Inc. ..........................................       192,100
   4,000 Itron Inc. ............................................        28,000
  62,800 Jabil Circuit Inc.+*...................................     2,048,850
   2,500 John H. Harland Co.*...................................        33,594
  17,100 Kent Electronics Corp. ................................       194,513
  11,800 Kopin Corp. ...........................................       194,700
  53,600 Kuhlman Corp. .........................................     2,056,900
 152,525 Level One Communications Inc.+ ........................     5,109,588
   8,100 Lincoln Electric Holdings Inc.*........................       166,050
  18,300 Littlefuse Inc. .......................................       312,244
  19,400 LoJack Corp. ..........................................       174,600
  31,900 Magnetek Inc. .........................................       346,913
  18,236 Matthews International Corp., Class A Shares*..........       522,006
  15,700 Micrel Inc. ...........................................       706,500
  15,300 Modtech Holdings Inc. .................................       216,113
  16,000 Motivepower Industries Inc. ...........................       441,000
  12,500 MTS Systems Corp.*.....................................       157,031
  15,200 Novel Denim Holdings Ltd. .............................       203,300
  47,300 Oak Industries Inc. ...................................     1,498,819
  21,300 Oakley Inc. ...........................................       177,056
  31,700 Oakwood Homes Corp.*...................................       511,163
  47,300 P-Com, Inc. ...........................................       300,059
  40,000 Pittway Corp. of Delaware, Class A Shares*.............       992,500
  42,000 Plexus Corp. ..........................................     1,372,875
  12,425 Profit Recovery Group International, Inc. .............       410,025
  52,400 Qlogic Corp.*..........................................     3,045,750
  16,840 Rambus Inc.+ ..........................................     1,224,058
   9,100 Recoton Corp.+ ........................................       127,400
  26,350 Remec Inc. ............................................       452,891
  20,100 RF Micro Devices Inc.*.................................     1,547,700
  29,400 Rogers Corp. ..........................................       760,725

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Capital Goods -- 7.2% (continued)
   2,331 Samsonite Corp. .........................................  $     13,840
  17,600 Sandisk Corp. ...........................................       492,800
     500 Sanmina Corp.*...........................................        26,125
  14,300 Sawtek Inc.+ ............................................       318,175
  11,000 Schwak Inc.*.............................................       104,500
  16,000 Schweitzer Mauduit International Inc.*...................       188,000
   9,600 Scott Technologies Inc. .................................       155,400
  55,900 Scottish Annuity & Life Holdings, Ltd. ..................       552,013
  14,300 Semtech Corp. ...........................................       434,363
   8,100 S3 Inc. .................................................        71,381
  12,200 Silicon Valley Group Inc. ...............................       162,413
  28,400 SMART Modular Technologies, Inc. ........................       456,175
  50,100 Sparteck Corp.*..........................................     1,183,613
  41,800 Speedfam International Inc. .............................       681,863
  48,200 SPS Technologies Inc. ...................................     1,988,250
   9,350 Standex International Corp.*.............................       221,478
  60,400 Stoneridge Inc. .........................................     1,023,025
  21,800 Sturm Ruger & Co., Inc.*.................................       204,375
  30,150 Sunterra Corp.+ .........................................       369,338
  30,500 Superior Services Inc. ..................................       612,859
  15,800 Technitrol Inc.*.........................................       367,350
   9,900 Tennant Co.*.............................................       347,119
  33,063 Teradyne Inc. ...........................................     1,574,625
   3,200 Thermo Optek Corp. ......................................        34,800
  34,600 Transaction Systems Architects Inc. .....................     1,360,213
  23,760 Tredegar Industries Inc.*................................       607,365
   7,900 Trex Medical Corp. ......................................        60,237
  13,800 Ultratech Stepper Inc.+ .................................       217,781
 141,500 Unitrode Corp. ..........................................     1,927,938
   3,900 Valhi Inc.*..............................................        44,850
   2,151 Value Line Inc.*.........................................        82,007
  21,500 Vicor Corp. .............................................       239,187
  72,258 Vitesse Semiconductors Corp.*............................     3,319,352
  12,795 Wesley Jessen Visioncare.................................       332,670
  11,700 Wilmar Industries Inc. ..................................       204,750
  17,300 X-Rite Inc.*.............................................       121,100
--------------------------------------------------------------------------------
                                                                      75,779,601
--------------------------------------------------------------------------------
 Chemicals -- 0.7%
  52,300 Airgas Inc. .............................................       470,700
  97,500 Cambrex Corp.*...........................................     2,333,906
   4,000 Church & Dwight Co., Inc.*...............................       167,000
   5,000 Dexter Corp.*............................................       138,750
  30,100 Ethyl Corp.*.............................................       146,738
  21,100 Georgia Gulf Corp.*......................................       319,138
   5,100 Lilly Industries Inc., Class A Shares*...................        87,019
  33,000 MacDermid, Inc.*.........................................     1,237,500
   9,000 McWhorter Technologies, Inc. ............................       131,063
   8,400 Meristar Hospitality Corp.*..............................       149,625
   6,000 Nl Industries Inc. ......................................        58,125
   3,900 Octel Corp. .............................................        52,406
   7,550 OM Group, Inc.*..........................................       219,422
     300 Penford Corp.*...........................................         4,275
   5,000 Scotts Co. ..............................................       161,875
   3,100 Stepan Co.*..............................................        73,238
  25,200 Synetic Inc. ............................................     1,107,225

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 Chemicals -- 0.7% (continued)
  14,800 WD-40 Co.*..............................................  $    374,625
-------------------------------------------------------------------------------
                                                                      7,232,630
-------------------------------------------------------------------------------
 Commercial Services -- 2.5%
  29,500 Abacus Direct Corp. ....................................     1,998,625
  38,600 ABM Industries Inc.*....................................     1,107,338
   6,900 Administaff Inc. .......................................        94,444
  29,400 APAC Teleservices Inc. .................................        90,038
  13,000 Borg-Warner Security Corp. .............................       236,438
  10,000 Carey International Inc. ...............................       175,625
  10,700 CDI Corp. ..............................................       242,088
  23,000 Data Processing Resources Corp. ........................       437,000
  95,500 Electro Rent Corp.*.....................................       966,938
  12,400 F.Y.I. Inc. ............................................       373,550
 139,200 Interim Services Inc. ..................................     2,644,800
  86,500 International Network Services..........................     4,422,313
  26,800 International Telecommunication Data Systems Inc. ......       368,500
  26,900 Lason Inc. .............................................     1,457,644
  36,700 Mac-Gray Corp. .........................................       309,656
  33,300 Medaphis Corp. .........................................       108,225
  15,000 MemberWorks Inc. .......................................       521,250
   9,700 Meta Group Inc. ........................................       217,038
   9,800 NCO Group Inc. .........................................       306,250
  21,700 NFO Worldwide Inc. .....................................       256,331
  16,700 Norrell Corp. ..........................................       265,113
 184,224 Nova Corp. .............................................     4,605,600
  12,100 Phymatrix Inc. .........................................        21,931
   8,700 Pierce Leahy Corp. .....................................       215,325
  22,200 Prepaid Legal Services Inc. ............................       638,250
  13,827 Regis Corp.*............................................       344,595
  22,462 Rollins Inc.*...........................................       360,796
   5,400 RWD Technologies Inc. ..................................        74,250
  46,300 Sitel Corp. ............................................       136,006
  80,000 Stewart Enterprises Inc.+*..............................     1,200,000
  40,225 Sylvan Learning Systems Inc.+*..........................     1,337,488
  25,300 Teletech Holdings Inc. .................................       177,100
   2,400 Volt Info Sciences Inc. ................................        44,850
  24,600 Wackenhut Corp.*........................................       556,575
-------------------------------------------------------------------------------
                                                                     26,311,970
-------------------------------------------------------------------------------
 Communications -- 2.6%
  56,700 Antec Corp. ............................................     1,580,513
  40,300 Billing Concepts Corp. .................................       404,259
  11,900 California Microwave Inc. ..............................       120,488
  97,366 Commscope Inc. .........................................     1,807,356
  42,700 DSP Communications Inc. ................................       640,500
   4,600 Echostar Communications Corp.+ .........................       225,400
  39,700 Exodus Communications Inc.+*............................     2,912,988
  32,700 General Semiconductor Inc. .............................       212,550
  11,490 Libbey Inc.+*...........................................       342,546
  49,012 Lycos Inc. .............................................     4,294,677
 327,800 Metromedia Fiber Network Inc., Class A Shares...........    14,259,300
   5,400 Network Equipment Technologies, Inc. ...................        48,263
  42,200 Pegasus Communications Corp. ...........................     1,028,625
-------------------------------------------------------------------------------
                                                                     27,877,465
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Durables -- 2.6%
   6,600 Adelphia Communications Corp. ...........................  $    372,075
   3,500 Agribrands International Inc. ...........................       108,500
  89,800 Allied Waste Industries Inc.+ ...........................     1,751,100
   7,500 American Classic Voyages Co. ............................       174,375
  14,562 American Homestar Corp. .................................       107,395
   9,000 Anchor Gaming............................................       360,563
  54,700 Aqua Alliance Inc. ......................................        78,631
  11,423 Barnett Inc. ............................................       119,228
  25,862 Buckeye Technologies Inc. ...............................       334,590
   3,400 Bush Industries Inc., Class A Shares*....................        35,700
   9,900 Championship Auto Racing Teams Inc. .....................       275,963
  11,400 Churchill Downs Inc.*....................................       390,450
  46,000 Cinar Corp., Class B Shares..............................       954,500
   3,500 Columbia Sportswear Co. .................................        42,000
  30,613 Cort Business Services Corp. ............................       507,028
  22,600 Donaldson Co., Inc.*.....................................       408,213
   1,900 Donna Karan International Inc. ..........................        11,875
   9,600 Dover Downs Entertainment*...............................       135,600
  61,300 GTECH Holdings...........................................     1,386,913
   9,900 Guess ?, Inc. ...........................................        68,063
 141,800 Hanover Direct Inc. .....................................       443,125
  34,300 Hayes Lemmerz International Inc. ........................       891,800
   3,400 Imco Recycling Inc.*.....................................        42,713
  28,900 Jones Apparel Group Inc.*................................       807,394
  21,900 Monaco Coach Corp.*......................................       681,638
  16,500 The North Face Inc. .....................................       212,438
  13,800 N2K Inc. ................................................       176,813
 367,440 Newpark Resources Inc. ..................................     1,929,060
  14,600 Oneida Ltd.*.............................................       204,400
   1,087 Panavision Inc. .........................................        10,118
   3,600 Penske Motorsports Inc.+ ................................       115,650
 131,100 PETsMART, Inc.+ .........................................     1,032,413
 256,400 Premier Parks Inc.+*.....................................     7,467,650
 100,700 SLI Inc. ................................................     2,253,163
  15,300 Speedway Motorsports, Inc. ..............................       546,019
   9,900 Spyglass Inc. ...........................................       121,894
  19,800 St. John Knits Inc.*.....................................       528,413
  10,400 Steinway Musical Instruments, Inc. ......................       235,950
   1,500 Superior Industries International, Inc.*.................        37,125
  41,900 TCI Satellite Entertainment, Class A Shares..............        34,044
  73,500 Tower Automotive Inc.+*..................................     1,368,938
  16,200 Universal Corp.*.........................................       440,438
  20,100 Wavephore Inc.+ .........................................       140,700
--------------------------------------------------------------------------------
                                                                      27,344,658
--------------------------------------------------------------------------------
 Consumer Non-Durables -- 2.1%
   3,000 800 Jr. Cigar, Inc. .....................................        55,875
  15,400 Advanced Lighting Technology Inc. .......................       111,650
  15,100 American Eagle Outfitters, Inc.+ ........................     1,039,069
  18,200 American Skiing Corp. ...................................        76,212
  17,200 Anicom Inc. .............................................       119,325
  17,100 BA Merchant Services, Inc. ..............................       348,413
  27,800 Bally Total Fitness Holding Corp.+ ......................       625,500
  49,500 Broadvision Inc. ........................................     2,221,313
  17,550 Buckle Inc.*.............................................       428,878
  75,400 Callaway Golf Co.*.......................................       819,975

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 Consumer Non-Durables -- 2.1% (continued)
 31,200 Carriage Services Inc. ...................................  $    571,350
  3,900 Chicago Title Corp.*......................................       136,744
 50,479 Family Golf Centers+ .....................................       301,297
 34,118 Filenet Corp. ............................................       274,010
 32,200 Genesco Inc. .............................................       249,550
 29,800 International Speedway Corp., Class A Shares*.............     1,355,900
 23,000 Kenneth Cole Productions, Inc. ...........................       523,250
    600 Markel Corp. .............................................       108,000
 20,700 Maverick Tube Corp. ......................................       116,438
 27,300 NovaCare Employee Services, Inc. .........................       166,359
 46,325 Papa John's International Inc. ...........................     2,003,556
 52,600 Power-One Inc. ...........................................       512,850
 29,100 Preview Travel Inc.+ .....................................       592,912
 81,250 Probusiness Services Inc.+*...............................     2,701,562
 24,500 Rainforest Cafe Inc. .....................................       133,219
  5,000 Riviana Foods, Inc.*......................................       107,500
 27,300 Robert Mondavi Corp., Class A Shares......................       938,438
 31,730 Rohn Industries Inc. .....................................        63,460
 69,600 Select Appointments Holdings Ltd.*........................     1,818,300
 37,200 Steel Dynamics Inc.+ .....................................       585,900
  5,000 Thor Industries Inc.*.....................................       123,750
 71,300 United Stationers Inc.*...................................     1,305,681
 10,700 Vail Resorts, Inc.+ ......................................       184,575
  1,684 Vesta Insurance Group Inc.*...............................         8,946
  6,800 VMR Scientific Products Corp. ............................       157,675
 32,400 Wet Seal Inc., Class A Shares.............................     1,257,525
--------------------------------------------------------------------------------
                                                                      22,144,957
--------------------------------------------------------------------------------
 Consumer Products -- 0.3%
 20,100 Department 56 Inc. .......................................       667,069
 22,645 Fossil Inc.*..............................................       713,318
 45,900 Hussmann International Inc.*..............................       648,338
 17,700 Midas Inc.*...............................................       559,763
 15,200 Splash Technology Holdings Inc. ..........................       106,400
--------------------------------------------------------------------------------
                                                                       2,694,888
--------------------------------------------------------------------------------
 Consumer Services -- 11.6%
  8,393 99 Cents Only Stores*.....................................       397,094
  9,100 Aaron Rents Inc.*.........................................       122,850
 26,400 Advantica Restaurant Group, Inc. .........................       132,000
  3,800 Alexander's Inc. .........................................       266,950
  1,900 AMC Entertainment Inc. ...................................        33,013
 21,900 American Italian Pasta Co., Class A Shares................       558,450
 50,600 American Media Inc., Class A Shares.......................       325,738
 24,389 Amerisource Health Corp.*.................................     1,820,029
 68,700 Ames Department Stores Inc. ..............................     2,061,000
 12,599 Applied Graphics Technologies, Inc. ......................       113,391
 53,100 Avis Rent A Car Inc.+ ....................................     1,217,981
 12,418 Barnes Group Inc.*........................................       236,718
 70,700 Big Flower Holdings Inc. .................................     1,705,638
  3,300 Black Hills Corp.*........................................        74,250
 34,900 Borders Group, Inc. ......................................       482,056
  6,300 BWAY Corp.+ ..............................................        81,112
 12,500 Carematrix Corp. .........................................       276,563
  6,100 Casella Waste Systems Inc., Class A Shares................       128,100
 91,546 Casey's General Stores, Inc.*.............................     1,178,655
 82,000 Cash America International Inc.*..........................     1,035,250

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments
                       See Notes to Financial Statements.

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Services -- 11.6% (continued)
   5,800 CDnow Inc.+ .............................................  $     93,525
  23,100 CDW Computer Centers Inc.+ ..............................     1,608,338
  78,775 CEC Entertainment, Inc. .................................     2,363,250
  39,100 Cellstar Corp. ..........................................       444,763
  14,354 Centex Construction Products, Inc.*......................       512,258
  86,800 Central Garden & Pet Co. ................................     1,475,600
  67,244 Champion Enterprises Inc. ...............................     1,323,866
  13,900 Children's Place Inc. ...................................       399,625
  16,500 Choicepoint Inc. ........................................       858,000
 155,763 CHS Electronics, Inc.+ ..................................     1,090,341
  43,050 Claire's Stores Inc.*....................................       949,791
  30,400 Coldwater Creek Inc. ....................................       305,900
  41,600 Comfort Systems USA Inc. ................................       561,600
  46,800 Corporate Express Inc. ..................................       251,550
  89,900 Cost Plus Inc.*..........................................     3,185,831
   7,800 Crossmann Communities Inc. ..............................       195,000
  31,300 Dal-Tile International Inc. .............................       287,569
   4,500 Delia's Inc.+ ...........................................        75,094
  30,400 Deltek Systems Inc. .....................................       459,800
   7,400 Diamond Technology Partners Inc. ........................       183,613
  69,475 Dollar Tree Stores Inc.+*................................     2,779,000
   7,800 Duane Reade Inc. ........................................       235,950
  20,250 Dycom Industries Inc. ...................................       803,672
  60,300 E.Spire Communications Inc. .............................       331,650
  87,899 Eagle Hardware & Garden Inc. ............................     3,301,706
  51,800 Earthgrains Co.*.........................................     1,272,338
  10,900 Earthshell Corp. ........................................       101,506
  27,800 Elcor Corp.*.............................................       875,700
   8,600 Elder-Beerman Stores Corp. ..............................        67,994
  30,600 Ethan Allen Interiors Inc.*..............................     1,377,000
  47,100 Extended Stay America Inc. ..............................       412,125
  19,800 The Finish Line, Class A Shares..........................       238,838
   6,600 Finlay Enterprises Inc. .................................        57,750
  14,908 Forest City Enterprises, Inc., Class A Shares*...........       320,522
   4,600 Fred's, Inc.*............................................        64,400
   5,400 Friedman's Inc., Class A Shares*.........................        56,700
   9,352 Gadzooks, Inc. ..........................................        74,816
  13,800 Garden Ridge Corp. ......................................        81,938
  60,000 Gaylord Container Corp. .................................       405,000
   7,200 Genesis Direct, Inc. ....................................        28,350
   1,000 Giant Cement Holding, Inc. ..............................        19,625
  21,674 Goody's Family Clothing Inc. ............................       218,772
  77,400 Guitar Center Inc.+ .....................................     1,291,613
  16,600 Gymboree Corp. ..........................................       174,300
  13,600 Hagler Bailly Inc. ......................................       270,300
  31,100 Hain Food Group Inc. ....................................       594,788
   5,800 Hancock Fabrics Inc.*....................................        40,238
  10,700 Healthplan Services Corp.*...............................        90,281
  29,100 Henry Schein Inc. .......................................       745,688
  30,700 Hollinger International Inc.*............................       379,913
  18,700 Hollywood Entertainment Corp. ...........................       513,081
  22,492 Houghton Mifflin Co.*....................................       967,156
   3,900 HSB Group Inc.*..........................................       144,300
  19,100 IDT Corp. ...............................................       237,556
  32,576 Inacom Corp.+ ...........................................       504,928
  31,400 Industri-Matematik International Corp. ..................       109,900
  52,013 Insight Enterprises Inc.*................................     1,209,291

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Services -- 11.6% (continued)
 110,800 Interface Inc.*..........................................  $  1,056,063
  20,500 ITT Educational Services Inc. ...........................       746,969
  41,300 John Wiley & Sons Inc.*..................................     1,840,431
   6,600 Jones Intercable Inc., Class A Shares....................       267,300
  41,265 Jostens Inc.*............................................       967,148
  24,125 Just For Feet Inc.+ .....................................       246,527
   5,100 K&G Men's Center Inc. ...................................        41,756
 104,100 Labor Ready Inc.*........................................     2,934,319
  26,100 Lance Inc.*..............................................       430,650
  51,000 Lee Enterprises, Inc.*...................................     1,408,875
  84,800 Linens 'n Things, Inc.*..................................     3,052,800
  10,700 Lithia Motors, Inc., Class A Shares......................       197,281
  19,500 MacroChem Corp.+ ........................................       196,219
  14,600 Maxim Group Inc. ........................................       264,625
  25,100 Maximus Inc. ............................................       701,231
   9,600 McGrath Rentcorp. .......................................       180,000
 145,625 The Men's Wearhouse......................................     4,277,734
  34,400 Merrill Corp.*...........................................       576,200
 123,050 Metamor Worldwide Inc.+ .................................     2,322,569
  17,800 Metromedia International Group Inc. .....................       103,463
 118,500 Metzler Group Inc. ......................................     5,036,250
   6,400 Michael Foods Inc. ......................................       118,400
  48,400 Michaels Stores Inc. ....................................       828,850
 113,200 Micro Warehouse Inc.+ ...................................     2,235,700
  74,300 Microage Inc. ...........................................       629,228
  10,000 Movado Group, Inc.*......................................       213,750
  93,300 Musicland Stores Corp. ..................................     1,102,106
  50,950 National R.V. Holdings Inc.*.............................     1,114,531
  39,700 Nautica Enterprises Inc. ................................       595,500
  48,200 NCI Building Systems, Inc.*..............................     1,108,600
   5,200 Omega Protein Corp. .....................................        31,850
 114,225 Pacific Sunware of California, Inc.*.....................     3,255,413
  10,700 Party City Corp. ........................................       117,031
  34,400 Pegasus Systems Inc. ....................................     1,290,000
  12,650 Performance Food Group Co.*..............................       328,900
  64,200 Personnel Group of America Inc.*.........................       846,638
   1,600 Pilgrims Pride Corp., Class B Shares*....................        30,500
  14,100 PJ America Inc. .........................................       276,713
  29,700 Polaris Industries Inc.*.................................       839,025
  24,100 Protection One Inc. .....................................       195,812
   6,100 Pulitizer Publishing Co.*................................       487,238
  16,880 Renaissance Worldwide Inc. ..............................       105,500
  28,900 Rent-A-Center, Inc.+ ....................................       733,338
  64,600 Rexall Sundown Inc. .....................................       924,588
  53,600 Richfood Holdings Inc.*..................................     1,273,000
  93,803 Romac International Inc. ................................     1,125,636
  21,150 SCP Pool Corp.*..........................................       304,031
  15,369 Simpson Manufacturing Co., Inc. .........................       544,639
  61,700 Smithfield Foods Inc. ...................................     1,621,553
   7,500 SOS Staffing Services, Inc. .............................        66,563
  45,600 Sotheby's Holdings Inc., Class A Shares+*................     1,276,800
  69,400 Southland Corp. .........................................       114,944
  18,800 Staff Leasing Inc. ......................................       211,500
  30,500 Stage Stores Inc. .......................................       221,125
  15,300 Station Casinos Inc. ....................................       153,000

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Consumer Services -- 11.6% (continued)
  42,300 Sunglass Hut International Inc. .........................  $    409,781
  11,400 Superior Consultant Holdings Corp. ......................       376,200
  22,400 Texas Industries Inc.*...................................       551,600
   1,200 Thomas Industries Inc.*..................................        20,475
  43,400 Tommy Hilfiger Corp. ....................................     2,997,313
  18,000 Trans World Entertainment Corp.*.........................       248,625
   9,700 Travel Services International Inc. ......................       147,925
   6,900 Tristar Aerospace Co. ...................................        58,219
  30,000 Tyler Corp. .............................................       165,000
   1,200 UNI First Corp.*.........................................        27,000
   5,000 United National Foods Inc. ..............................       125,625
  10,900 Urban Outfitters Inc. ...................................       133,525
  10,300 USA Floral Products Inc. ................................       144,200
  12,800 Vlasic Foods International Inc. .........................       156,000
  10,800 Wackenhut Corrections Corp.*.............................       230,850
   3,800 Waste Industries Inc. ...................................        51,300
  69,300 Wastermasters Inc.+ .....................................        17,325
  36,800 Watsco Inc.*.............................................       430,100
  10,600 West Marine, Inc. .......................................       100,038
 321,000 Whittman-Hart Inc.+*.....................................    10,051,313
  18,800 Whole Foods Market Inc. .................................       580,450
 103,400 Wild Oats Markets Inc. ..................................     2,765,950
  74,200 Williams-Sonoma, Inc.*...................................     2,536,713
--------------------------------------------------------------------------------
                                                                     122,766,776
--------------------------------------------------------------------------------
 Cosmetics -- 0.1%
   9,600 French Fragrances Inc.+*.................................        63,000
   9,300 Herbalife International Inc., Class A Shares*............       124,388
 102,100 Nature's Sunshine Products, Inc.*........................     1,250,725
--------------------------------------------------------------------------------
                                                                       1,438,113
--------------------------------------------------------------------------------
 Education -- 1.2%
  21,300 Bindview Development Corp. ..............................       479,250
 191,800 Devry Inc.*..............................................     4,818,975
 250,200 Education Management Corp.*..............................     6,724,125
   2,500 Edutrek International Inc., Class A Shares...............        15,938
   7,700 Strayer Education Inc.*..................................       262,763
  17,700 Tweeter Home Entertainment Group, Inc. ..................       670,388
--------------------------------------------------------------------------------
                                                                      12,971,439
--------------------------------------------------------------------------------
 Energy -- 1.0%
  32,560 Barrett Resources Corp. .................................       535,205
 120,000 BJ Services Co. .........................................     1,687,500
   6,400 Cabot Oil & Gas Corp. ...................................        70,000
   6,100 Cal Dive International, Inc. ............................        87,688
  54,000 Catalytica Inc. .........................................       769,500
  19,000 Comstock Resources Inc. .................................        53,438
  59,525 Cross Timbers Oil Co.*...................................       316,227
  17,800 Cuno Inc. ...............................................       268,113
   8,000 Daniel Industries, Inc.*.................................        85,000
   6,900 Drill-Quip Inc. .........................................        87,975
   8,900 Eagle Geophysical Inc. ..................................        21,694
  52,400 EEX Corp. ...............................................       317,675
  10,900 Electric Lightway Inc., Class A Shares...................        85,838
  15,500 Friede Goldman International Inc.+ ......................       165,656

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 Energy -- 1.0% (continued)
  29,100 Frontier Oil Corp. .....................................  $    152,775
   8,736 Getty Realty Corp.*.....................................       120,120
   9,600 Gulf Island Fabrication Inc. ...........................        62,400
  42,700 Hanover Compressor Co. .................................       934,063
 158,000 Harken Energy Corp. ....................................       237,000
   6,000 Horizon Offshore Inc. ..................................        34,125
  44,100 Input/Output Inc. ......................................       248,063
   2,800 IRI International Corp. ................................         8,750
   3,000 KCS Energy Inc. ........................................         3,938
  13,100 Key Energy Services, Inc. ..............................        48,306
  16,800 Lone Star Technologies Inc.+ ...........................       217,350
  55,800 Marine Drilling Co. ....................................       355,725
  18,000 Mitchell Energy & Development Corp., Class A Shares*....       200,250
  15,100 Oceaneering International, Inc. ........................       151,000
   2,200 Omni Energy Services Corp. .............................         8,800
 108,800 Patterson Energy Inc. ..................................       306,000
  26,200 Pogo Producing Co.*.....................................       242,350
  10,400 RPC, Inc.*..............................................        63,700
   8,200 Rutherford-Moran Oil Corp. .............................        26,138
   5,000 Sensormatic Electronics Corp. ..........................        52,500
   4,800 Snyder Oil Corp.*.......................................        50,100
  14,700 Stone Energy Corp. .....................................       355,556
  27,200 Superior Energy Services Inc. ..........................        74,800
   7,740 Swift Energy Co. .......................................        46,440
   2,000 Thermo Ecotek Corp. ....................................        16,500
  11,900 Tom Brown Inc. .........................................       115,281
  14,000 Transtexas Gas Corp. ...................................        14,875
  55,046 Tuboscope Inc. .........................................       295,872
 189,800 Varco International Inc. ...............................     1,470,950
   4,660 Vintage Petroleum Inc.*.................................        20,679
-------------------------------------------------------------------------------
                                                                     10,485,915
-------------------------------------------------------------------------------
 Financial Services -- 3.4%
   2,950 Aames Financial Corp.+ .................................         6,084
  52,800 Affiliated Managers Group, Inc. ........................     1,372,800
 124,600 Americredit Corp. ......................................     1,386,175
  19,900 Building One Services Corp.+ ...........................       328,350
  21,000 Charter Municipal Mortgage Acceptance Co.*..............       273,000
   3,800 Chittenden Corp.*.......................................       104,500
  10,500 CNA Surety Corp.*.......................................       110,250
  27,300 Coinstar, Inc. .........................................       429,975
  33,350 Commercial Federal Corp.*...............................       727,447
  44,600 Community First Bankshares*.............................       869,700
  16,500 Conning Corp.+*.........................................       264,000
  11,300 Contifinancial Corp. ...................................        39,550
   2,700 Delta Financial Corp.+ .................................        15,694
  77,000 Doral Financial Corp.*..................................     1,458,188
   4,500 Duff & Phelps Credit Rating Co.*........................       245,531
  55,000 Eaton Vance Corp.*......................................     1,082,813
  24,400 Envoy Corp. ............................................     1,183,400
  19,600 Everen Capital Corp.*...................................       421,400
   3,400 Federal Agricultural Mortgage Corp. ....................       144,500
   9,800 Financial Federal Corp. ................................       192,938
 127,200 First American Financial Corp.*.........................     2,981,250
  28,624 First Bankcorp of Puerto Rico*..........................       717,389
  11,300 First Financial Holdings Inc.*..........................       209,756

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Financial Services -- 3.4% (continued)
   9,000 First Liberty Financial Corp.*...........................  $    176,625
  11,800 First Sierra Financial Inc.*.............................       113,575
     700 First Western Bancorp*...................................        21,700
   2,600 Forrester Research Inc. .................................        89,700
   4,900 FPIC Insurance Group, Inc. ..............................       212,538
  12,100 Franchise Mortgage Acceptance Co. .......................       101,338
   3,000 Freedom Securities Corp.*................................        45,750
   2,500 Frontier Financial Corp. ................................       121,250
  18,300 Hambrecht & Quist Inc. ..................................       487,238
   9,900 Harris Financial Inc.*...................................       122,513
  16,200 Headlands Mortgage Co. ..................................       305,775
  39,000 Healthcare Financial Partners, Inc.+ ....................     1,018,875
  10,900 Imperial Credit Industries Inc. .........................        94,013
     900 Interwest Bancorp Inc.*..................................        20,644
   4,200 Investment Technology Group Inc.+ .......................       171,938
   7,800 Investors Financial Services Corp.*......................       452,400
  40,000 Jefferies Group Inc.*....................................     1,577,500
   7,583 John Nuveen Corp.*.......................................       299,529
  16,000 Legg Mason, Inc. ........................................       453,000
   5,900 Local Financial Corp. ...................................        59,738
  26,078 Long Beach Financial Corp. ..............................       247,741
  12,300 Mainstreet Bankgroup Inc. ...............................       550,425
   1,500 Meadowbrook Insurance Group, Inc.*.......................        24,563
  12,400 Medallion Financial Co.*.................................       192,200
  98,900 Metris Cos. Inc.*........................................     4,252,700
  18,200 Mississippi Valley Bancshares*...........................       571,025
  32,350 Morgan Keegan Inc.*......................................       533,775
   2,800 National Bancorp of Alaska Inc.*.........................        81,900
  11,880 National City Bancshares, Inc. of Indiana*...............       359,370
   7,550 NBT Bancorp Inc.*........................................       168,931
 130,000 Ocean Energy Inc. .......................................       552,500
     600 Omega Financial Corp.*...................................        18,600
     400 Paymentech Inc. .........................................         7,650
   7,500 PBOC Holdings Inc. ......................................        72,188
   3,400 Pennsylvania Manufacturers Corp.*........................        67,788
   1,300 Philadelphia Consolidated Holding Corp. .................        27,950
  22,100 Queens County Bancorp Inc.*..............................       642,281
 134,100 Resource America Inc., Class A Shares*...................     1,449,956
   9,100 Richmond County Financial Corp.*.........................       140,481
  37,310 Roslyn Bancorp Inc.*.....................................       608,619
  22,600 SEI Investments Co.*.....................................     2,237,400
  35,700 Staten Island Bancorp Inc.*..............................       638,138
  15,500 Syntroleum Corp. ........................................       103,656
  16,600 T & W Financial Corp. ...................................       199,200
  23,800 Telebanc Financial Corp.*................................       987,700
  20,100 Triad Guaranty Inc. .....................................       371,850
   4,100 UICI.....................................................        94,300
  29,100 Unicapital Corp. ........................................       169,144
  11,600 WSFS Financial Corp.*....................................       179,075
--------------------------------------------------------------------------------
                                                                      36,061,435
--------------------------------------------------------------------------------
 Healthcare -- 8.4%
  33,500 ABR Information Services.................................       590,438
  18,600 Acuson Corp. ............................................       279,000
  37,700 ADAC Laboratories........................................       673,888
  42,000 Advanced Tissue Sciences Inc.+ ..........................       115,500

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Healthcare -- 8.4% (continued)
  17,600 Affymetrix Inc. .........................................  $    682,000
  57,700 Alaris Medical Inc. .....................................       245,225
  34,500 Alkermes Inc.+ ..........................................       968,156
  19,100 Alternative Living Services, Inc.+ ......................       391,550
   1,950 American Homepatient Inc. ...............................         4,753
  14,700 American Oncology Resources, Inc. .......................       147,000
  10,500 Ameripath Inc. ..........................................        97,781
  10,200 Arrow International Inc.*................................       250,538
  14,700 Aviron+ .................................................       315,131
  31,500 Ballard Medical Products*................................       754,031
  53,000 Bio-Technology General Corp. ............................       329,594
  79,900 Biomatrix Inc.+ .........................................     5,553,050
  19,500 Celgene Corp.+ ..........................................       252,281
  25,000 Cell Genesys, Inc.+ .....................................       153,125
   5,100 Centennial Healthcare Corp. .............................        73,631
  26,200 Cephalon Inc. ...........................................       201,413
   6,600 Closure Medical Corp.+ ..................................       192,225
  51,930 Concentra Managed Care Inc. .............................       551,756
  69,800 Cooper Cos. Inc. ........................................     1,020,825
  29,656 COR Therapeutics, Inc. ..................................       291,000
  63,500 Coventry Health Care Corp. ..............................       680,641
  19,500 Cytyc Corp. .............................................       353,438
     900 Datascope Corp. .........................................        23,513
   1,800 Diagnostic Products Corp.*...............................        47,700
  12,500 Digene Corp. ............................................        81,250
  70,100 Eclipsys Corp. ..........................................     2,159,956
  11,700 Entremed Inc.+ ..........................................       218,644
  27,317 Enzo Biochem Inc. .......................................       300,487
  38,100 Express Scripts Inc., Class A Shares.....................     2,459,831
  12,600 First Consulting Group Inc. .............................       177,975
  41,700 Fuisz Technologies Ltd.+ ................................       302,325
  14,600 Geltex Pharmaceuticals Inc.+ ............................       250,938
   2,400 Genesis Health Ventures Inc. ............................        13,200
  22,100 Guilford Pharmaceuticals Inc. ...........................       280,394
  65,600 Hanger Orthopedic Group, Inc. ...........................       996,300
  21,900 Healthworld Corp. .......................................       317,550
  24,700 Heska Corp. .............................................       104,975
   5,700 Hologic Inc. ............................................        57,356
  74,400 Hooper Holmes Inc.*......................................     1,116,000
 103,279 IDEXX Laboratoreies, Inc.+ ..............................     2,310,868
  10,500 IDX Systems Corp. .......................................       249,375
  12,200 Igen International Inc.+ ................................       369,050
  27,200 Immune Response Corp. ...................................       227,800
   9,300 Impath Inc. .............................................       234,244
  17,600 Invacare Corp.+*.........................................       418,000
 181,500 Jones Pharma Inc.+*......................................     5,104,688
   3,100 Labone Inc.*.............................................        34,681
   9,400 Landauer Inc.*...........................................       271,425
  12,000 Lifecore Biomedical Inc. ................................       117,000
  43,000 The Liposome Co., Inc. ..................................       588,563
  35,976 Magellan Health Services Inc. ...........................       245,087
  44,600 Mariner Post-Acute Network, Inc. ........................        97,563
  12,200 Medical Manager Corp.+ ..................................       341,600
 139,950 Medicis Pharmaceutical, Class A Shares+*.................     5,283,113
 172,000 Medquist Inc.*...........................................     5,880,250
  27,800 Mentor Corp.*............................................       427,425

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments
                       See Notes to Financial Statements.

 SHARES                     SECURITY                       VALUE

--------------------------------------------------------------------------------
 Healthcare -- 8.4% (continued)
  15,400 Mid Atlantic Medical Services................  $    120,313
  36,800 Millennium Pharmaceuticals, Inc. ............     1,143,100
   8,300 Minimed Inc. ................................       707,575
   8,000 Miravant Medical Technologies+ ..............        79,500
   7,900 National Healthcare Corp. ...................        81,963
  37,500 NCS Healthcare Inc. .........................       532,031
   4,500 Novacare Inc. ...............................         9,563
   8,600 Novoste Corp. ...............................       220,375
  13,200 NS Group, Inc. ..............................        51,975
  67,400 Ocular Sciences Inc. ........................     1,651,300
  40,900 OEC Medical Systems Inc. ....................     1,019,944
  35,188 Organogenesis Inc.+ .........................       483,835
  43,500 Orthodontic Centers of America, Inc. ........       652,500
  96,200 Owens & Minor, Inc.* ........................     1,226,550
  90,800 Oxford Health Plans Inc. ....................     1,719,525
 101,100 PathoGenesis Corp.+ .........................     4,631,644
  26,200 Pediatrix Medical Group Inc.+ ...............       808,925
   8,200 Perclose Inc. ...............................       346,450
  18,905 Pharmaceutical Product Development...........       656,949
  34,800 Pharmacyclics Inc. ..........................       661,200
  52,400 Pharmerica Inc. .............................       294,750
  51,300 Phycor Inc. .................................       278,944
  78,600 Priority Healthcare Corp., Class B Shares*...     3,060,488
   9,800 Province Healthcare Co.+ ....................       148,838
  65,900 PSS World Medical Inc. ......................       749,613
 156,575 Renal Care Group Inc.* ......................     3,102,142
  37,650 Res-Care, Inc.+* ............................       894,188
  35,200 Resmed Inc.* ................................     1,091,200
  22,159 Respironics Inc. ............................       283,912
  12,400 Sabratek Corp.+ .............................       234,050
  19,600 SangStat Medical Corp.+ .....................       438,550
  40,503 Scios, Inc. .................................       374,653
  48,025 Serologicals Corp.* .........................       858,447
   7,200 Shiva Corp. .................................        42,975
  23,300 Sola International Inc. .....................       250,475
  30,500 Sunrise Assisted Living Inc.+ ...............     1,178,063
  83,300 Techne Corp. ................................     2,082,500
  11,800 Thermedics Inc. .............................        82,600
  20,600 Thermo Cardiosystems Inc.+ ..................       194,413
 133,400 Total Renal Care Holdings Inc. ..............     1,183,925
  20,400 Transkaryotic Therapies Inc. ................       596,700
 142,900 Twinlab Corp. ...............................     1,219,116
  34,700 United Payors & United Providers, Inc.* .....       858,825
  29,787 US Bioscience Inc. ..........................       299,732
  15,500 Ventana Medical Systems, Inc. ...............       269,313
  90,500 Veterinary Centers of America, Inc. .........     1,357,500
  18,600 Vical Inc. ..................................       237,150
  61,600 VISX Inc.* ..................................     3,803,800
   6,200 Vital Signs Inc.* ...........................       109,663
   6,300 Vivus Inc.+ .................................        16,340
  14,100 Weider Nutrition International Inc. .........        92,531
  10,500 Xomed Surgical Products, Inc.* ..............       381,938
--------------------------------------------------------------------------------
                                                          89,149,647
--------------------------------------------------------------------------------

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments
                       See Notes to Financial Statements.

 SHARES                    SECURITY                       VALUE
-------------------------------------------------------------------------------
 Insurance -- 0.8%
  19,500 Amerin Co. .................................  $    421,688
  10,400 Anthracite Capital Inc.* ...................        76,050
  27,900 Arthur J. Gallagher & Co.*..................     1,332,225
  11,600 Boron LePore & Associates, Inc. ............       146,450
  38,900 CMAC Investment Corp.+*.....................     1,607,056
  41,900 Crawford & Co.* ............................       476,613
  10,300 E.W. Blanch Holdings Inc. ..................       571,650
   1,200 Executive Risk Inc.*........................        84,300
  64,179 Fidelity National Financial Inc.+*..........     1,283,580
   8,800 FSI International, Inc......................        85,800
  20,900 HCC Insurance Holdings Inc.* ...............       363,138
   4,793 Hilb, Rogal, & Hamilton Co.*................        82,979
  23,100 Poe & Brown Inc.* ..........................       749,306
   5,500 Reinsurance Group of America, Inc.* ........       354,406
  27,000 W.R. Berkley Corp...........................       772,875
-------------------------------------------------------------------------------
                                                          8,408,116
-------------------------------------------------------------------------------
 Machinery -- 2.4%
   8,400 Advanced Energy Industries, Inc.............       161,700
   7,900 Allied Products Corp........................        39,006
   2,771 Applied Industrial Technologies, Inc.*......        35,330
  63,260 Applied Power Inc., Class A Shares*.........     1,526,148
  40,600 Astec Industries Inc.*......................     1,116,500
   3,700 Asyst Technologies, Inc. ...................        79,550
  62,900 Briggs & Stratton Corp.*....................     3,070,307
   2,000 Electroglas Inc. ...........................        25,813
   3,800 Flowserve Corp. ............................        62,938
  18,400 Gardner Denver Inc. ........................       234,600
  21,200 Helix Technology Corp.* ....................       417,375
  19,050 IDEX Corp.* ................................       452,438
 162,900 Integrated Process Equipment Corp. .........     1,832,625
  17,600 ITEQ Inc....................................        37,400
  89,600 JLG Industries Inc.* .......................     1,260,000
   6,300 JLK Direct Distribution Inc., Class A
          Shares.....................................        66,544
   5,000 Kulicke & Soffa Industries, Inc.............       126,875
   3,800 Lam Research Corp.+.........................       112,338
  14,850 Lindsay Manufacturing Co.*..................       235,744
  33,875 Manitowoc Co. Inc.*.........................     1,249,141
   6,300 National Oilwell Inc. ......................        55,913
   4,600 Nordson Corp.* .............................       273,700
 116,000 Novellus Systems Inc........................     6,851,250
   5,600 Omniquip International Inc.*................        60,900
  31,000 Presstek, Inc...............................       255,750
   9,557 Regal Beloit Corp.* ........................       186,362
  36,000 Rental Service Corp. .......................       801,000
  33,800 Roper Industries Inc.* .....................       747,825
   6,900 Sauer, Inc. ................................        51,319
  21,100 Speciality Equipment Co. ...................       557,831
 137,577 Terex Corp. ................................     3,525,411
-------------------------------------------------------------------------------
                                                         25,509,633
-------------------------------------------------------------------------------
 Metals -- 0.4%
 244,700 Battle Mountain Gold Co. ...................       825,863
  12,550 Chase Industries Inc........................       101,184
  42,500 Commercial Intertech Corp.*.................       520,625
  14,000 Ladish Co., Inc.............................        98,875

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments
                       See Notes to Financial Statements.

 SHARES                     SECURITY                       VALUE
--------------------------------------------------------------------------------
 Metals -- 0.4% (continued)
  19,700 Metal Management Inc. .......................  $     32,628
  14,400 Metals USA Inc. .............................       131,400
  60,997 Quanex Corp.*................................     1,067,448
  34,200 Stillwater Mining Co.* ......................       784,463
  11,322 Valmont Industries, Inc.*....................       133,387
  10,400 Wyman-Gordon Co. ............................        83,850
--------------------------------------------------------------------------------
                                                           3,779,723
--------------------------------------------------------------------------------
 Pharmaceutical -- 3.8%
  10,800 Advance Paradigm Inc.........................       389,475
  36,100 Agouron Pharmaceuticals, Inc. ...............     2,059,956
  34,500 Algos Pharmaceuticals Corp.+.................     1,035,000
  51,700 Alpharma, Inc.* .............................     1,958,138
  12,700 Anesta Corp. ................................       251,619
  15,300 Axys Pharmaceutical Inc. ....................        70,763
  35,925 Barr Laboratories Inc. ......................     1,329,225
  63,200 Chirex Inc...................................     1,319,300
  31,900 Columbia Laboratories Inc....................       159,500
  47,000 Coulter Pharmaceutical Inc...................       957,625
  66,200 Covance Inc. ................................     1,824,638
  54,600 Dura Pharmaceuticals Inc. ...................       767,813
  14,300 Gensia Sicor Inc.............................        66,138
  90,100 Gilead Sciences Inc. ........................     3,716,625
  25,200 Human Genome Sciences, Inc. .................       752,850
  29,800 ICN Pharmaceuticals, Inc.* ..................       651,875
  40,000 ICOS Corp.+..................................       980,000
  20,000 IDEC Pharmaceuticals Corp.+..................       866,250
  29,000 Imclone Systems Inc..........................       311,750
  27,600 Incyte Pharmaceuticals Inc.+.................       774,525
  33,000 Isis Pharmaceuticals Inc.+...................       398,063
   8,500 Kendle International Inc.....................       205,063
  15,300 KV Phamaceuticals Co., Class B Shares........       298,350
  46,100 Ligand Pharmaceuticals.......................       452,356
 131,800 Medimunne Inc.+..............................     7,249,000
  65,800 NBTY Inc. ...................................       394,800
  30,257 Nexstar Pharmaceuticals, Inc.................       417,925
  27,600 Parexel International Corp...................       574,425
  37,000 Roberts Pharmaceutical Corp. ................       837,125
   6,200 Schein Pharmaceutical Inc. ..................        82,150
  30,500 Sepracor Inc.+...............................     3,804,875
  38,900 SEQUUS Pharmaceuticals, Inc. ................       795,019
  17,600 Shire Pharmaceuticals Grioup PLC.............       360,800
  11,500 Sugen Inc.+..................................       200,531
  13,200 Supergen Inc.+...............................       128,700
 110,600 Theragenics Corp. ...........................       753,463
  13,900 Thermolase Corp..............................        45,175
  24,600 Triangle Pharmaceuticals Inc.................       319,800
  10,400 Vertex Pharmaceuticals Inc.+.................       244,400
  12,800 Viropharma Inc...............................       106,400
  39,200 Zila Inc.+...................................       160,475
  58,200 Zonagen Inc.+................................     1,607,775
--------------------------------------------------------------------------------
                                                          39,679,735
--------------------------------------------------------------------------------

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments
                       See Notes to Financial Statements.

 SHARES                    SECURITY                       VALUE
-------------------------------------------------------------------------------
 Printing -- 0.2%
  13,800 Consolidated Graphics Inc. ................   $    838,350
  42,200 Mail-Well Inc.+............................        596,075
  29,600 World Color Press Inc. ....................        734,450
-------------------------------------------------------------------------------
                                                          2,168,875
-------------------------------------------------------------------------------
 Real Estate -- 1.1%
  11,100 American Retirement Corp. .................        176,906
  10,300 Assisted Living Concepts Inc. .............         48,925
   5,800 Associated Estates Realty Corp.* ..........         60,538
  10,400 Brookdale Living Communities, Inc..........        182,000
   2,100 Cabot Industrial Trust*....................         39,900
   1,700 Capital Automotive Real Estate Investment
          Trust*....................................         20,188
  13,200 Capital Senior Living Corp. ...............        124,575
  14,900 Cavanaughs Hospitality Corp. ..............        121,994
  14,539 CB Richard Ellis Services Inc. ............        236,259
  19,700 Charles E. Smith Residential Reality,
          Inc.* ....................................        578,688
  41,800 Choice Hotels International Inc. ..........        569,525
  24,267 Cousins Properties Inc.*...................        702,226
   3,300 Crescent Operating Inc. ...................         11,653
  49,100 Fairfield Communities Inc. ................        402,006
  10,538 Felcor Lodging Trust, Inc.* ...............        248,960
  15,000 General Growth Properties, Inc.* ..........        506,250
  22,500 Golf Trust of America Inc.* ...............        542,813
  22,521 Grubb & Ellis Co. .........................        147,794
  17,600 Host Marriott Services Corp. ..............        123,200
   1,600 Imperial Credit Commercial Mortgage
          Investment Corp.* ........................         14,500
   9,466 Insignia Financial Group, Inc. ............        123,650
  91,500 Intrawest Corp.* ..........................      1,372,500
  15,400 Irvine Apartment Communities Inc.* ........        506,275
  17,500 Lasalle Partners Inc. .....................        545,781
  32,900 Macerich Co.* .............................        797,825
  18,500 Mills Corp.* ..............................        336,469
  25,600 Prime Hospitality Corp. ...................        262,400
  26,100 Security Capital Group, Class B Shares.....        319,725
  54,000 Silverleaf Resorts Inc. ...................        418,500
   7,300 Suburban Lodges of America.................         56,575
  18,400 Town & Country Trust*......................        274,850
  33,700 Trammell Crow Co. .........................        522,350
   7,926 Vistana Inc.+..............................         86,691
  14,300 Walter Industries, Inc. ...................        175,175
   7,200 Washington Real Estate Investment Trust*...        118,350
  25,000 Weingarten Realty*.........................      1,048,438
-------------------------------------------------------------------------------
                                                         11,824,454
-------------------------------------------------------------------------------
 Restaurants -- 0.4%
  23,500 Applebee's International, Inc.* ...........        609,531
  66,300 Buffets Inc. ..............................        667,144
  18,350 Cheesecake Factory Inc. ...................        376,175
  25,515 Consolidated Products Inc. ................        432,160
  50,000 Dave & Buster's Inc. ......................        984,375
  32,200 First Sentinel Bancorp, Inc.* .............        273,700
 130,700 Grey Wolf Inc. ............................        114,363
  19,700 Landry's Seafood Restaurants, Inc. ........        134,206
  11,980 NPC International, Inc. ...................        172,213
   8,300 P.F. Chang's China Bistro, Inc. ...........        199,200
  41,300 Planet Hollywood International, Inc., Class
          A Shares+.................................        100,669

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments
                       See Notes to Financial Statements.

 SHARES                     SECURITY                       VALUE
--------------------------------------------------------------------------------
 Restaurants -- 0.4% (continued)
  15,540 Sonic Corp.*.................................  $    372,960
  13,600 TCBY Enterprises Inc.* ......................        91,800
--------------------------------------------------------------------------------
                                                           4,528,496
--------------------------------------------------------------------------------
 Retail -- 0.1%
   5,800 Footstar Inc. ...............................       147,900
   4,560 Genovese Drug Stores.........................       110,010
  50,500 Stride Rite Corp.* ..........................       520,781
  49,000 Wolverine Worldwide Inc.*....................       486,938
--------------------------------------------------------------------------------
                                                           1,265,629
--------------------------------------------------------------------------------
 Technology -- 25.1%
  17,200 3DFX Interactive, Inc.+......................       187,050
  49,900 Acclaim Entertainment Inc. ..................       389,844
  16,100 Action Performance Co.+*.....................       577,588
 156,520 Acxiom Corp.+................................     3,746,698
  27,600 Adtran Inc...................................       565,800
   4,900 Advantage Learning Systems Inc. .............       368,725
   6,200 Advent Software Inc. ........................       285,975
  38,800 Airtran Holdings Inc. .......................       130,950
   3,500 Allen Telecom Inc. ..........................        16,844
  13,900 Alydaar Software Corp.+......................       126,838
  87,200 American Management Systems Inc. ............     2,910,300
  11,600 Anacomp Inc..................................       165,300
  26,300 Analysts International Corp.*................       374,775
  81,653 Apex PC Solutions Inc. ......................     2,000,499
  74,100 Applied Micro Circuits Corp. ................     2,908,425
 121,900 Ardent Software Inc. ........................     2,316,100
   6,200 Aris Corp.  .................................        82,925
   4,600 Aspec Technology Inc. .......................         5,175
  20,600 Aspect Development Inc. .....................       628,300
  30,400 Aspen Technology Inc. .......................       389,500
  19,300 ATMI Inc. ...................................       439,075
 106,275 Avant Corp. .................................     1,833,244
  51,200 Avid Technology Inc. ........................     1,500,800
  28,000 Axent Technologies Inc. .....................       960,750
  12,800 Barra Inc. ..................................       281,600
  50,331 Bea Systems Inc.+............................       861,918
  41,400 Bell & Howell Co. ...........................     1,371,375
  53,200 The Bisys Group Inc. ........................     2,839,550
  19,600 Black Box Corp. .............................       632,100
  73,025 Boole & Babbage Inc. ........................     1,962,547
  61,000 C&D Technology Inc.*.........................     1,464,000
 102,000 C-Cube Microsystems Inc. ....................     1,912,500
  25,500 CCC Information Services Group Inc. .........       325,125
  88,150 Central Parking Corp.+*......................     3,008,119
  39,300 Cerner Corp.+................................       555,113
  44,700 Checkfree Holdings Corp. ....................     1,530,975
  65,500 Checkpoint Systems Inc. .....................       573,125
 134,800 Ciber Inc. ..................................     3,386,850
  25,300 Clarify Inc. ................................       686,263
  12,100 CNET Inc.+*..................................     1,386,963
  37,700 Cognex Corp. ................................       942,500
  12,500 Cognizant Technology Solutions Corp. ........       537,500
  16,400 Cole National Corp., Class A Shares..........       262,400
  15,200 Complete Business Solutions, Inc. ...........       429,400
  64,500 Computer Horizons Corp. .....................       963,469

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments
                       See Notes to Financial Statements.

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Technology -- 25.1% (continued)
  20,600 Computer Learning Centers Inc.+..........................  $     88,838
  33,625 Computer Management Services.............................       933,094
 100,600 Computer Task Group Inc.*................................     2,037,150
  33,500 Concentric Network Corp.*................................     1,469,813
  14,900 Concord Communications Inc. .............................       843,713
  14,400 Cotelligent Inc. ........................................       190,800
  40,800 Credence Systems Corp. ..................................       861,900
  84,809 CSG Systems International Inc.*..........................     6,042,641
  23,200 CTS Corp.*...............................................     1,135,350
  14,100 Curative Technologies Inc. ..............................       158,625
  24,000 Cylink Corp. ............................................        97,500
   5,400 Cypress Semiconductor Corp. .............................        51,638
  15,200 Daisytek International Corp. ............................       289,750
  29,300 Dallas Semiconductor Corp.*..............................     1,036,488
  11,700 Data Transmission Network+...............................       267,638
  18,300 Datastream Systems Inc. .................................       170,419
  10,700 Davox Corp. .............................................        92,288
   8,600 DBT ONLINE Inc. .........................................       203,175
   3,900 Decisionone Holdings Corp.+..............................         9,506
  20,900 Dendrite International Inc. .............................       587,813
  28,200 Dialogic Corp. ..........................................       780,788
  14,700 DocuCorp International, Inc. ............................        78,094
  55,800 Documentum Inc. .........................................     1,192,725
  16,200 Doubleclick Inc. ........................................     1,455,975
  22,600 Dreyer's Grand Ice Cream Inc.*...........................       281,088
  61,500 Dupont Photomasks Inc.+..................................     2,413,875
 115,300 E*TRADE Group, Inc.+.....................................     5,289,388
  49,000 Earthlink Network Inc.+..................................     2,949,188
  61,100 Electronics For Imaging, Inc. ...........................     2,134,681
  14,200 Emulex Corp. ............................................       532,500
  30,700 Excite Inc.+.............................................     3,146,750
  41,600 Fair Issac & Co., Inc.*..................................     1,913,600
  19,250 Ferro Corp.*.............................................       411,469
  10,500 Genesys Telecomm Laboratories, Inc. .....................       177,188
  10,200 Gerber Scientific Inc.*..................................       189,975
  16,300 Global DirectMail Corp. .................................       267,931
   8,800 Great Plains Software Inc. ..............................       369,600
  32,900 GT Interactive Software Corp. ...........................       162,444
   9,200 H.T.E. Inc. .............................................        50,600
  38,100 Harbinger Corp. .........................................       247,650
 295,800 HMT Technology Corp. ....................................     2,042,869
 119,600 HNC Software Inc.+.......................................     3,214,250
 136,000 Hutchinson Technology Inc.+..............................     4,233,000
  12,300 Hypercom Corp. ..........................................       127,613
  36,035 Hyperion Solutions Corp. ................................       511,247
  13,750 IMRglobal Corp. .........................................       249,219
  35,500 Indus International Inc. ................................       132,016
 124,300 Informix Corp. ..........................................     1,087,625
  27,700 Infoseek Corp.+..........................................     1,982,281
  31,100 Infousa Inc., Class B Shares.............................       192,431
  36,600 Inktomi Corp.*...........................................     2,273,775
  16,100 Innovex Inc.*............................................       243,513
  59,188 Inprise Corp.+...........................................       295,940
  12,000 InSpire Insurance Solutions..............................       195,000
  19,800 Integrated Systems Inc. .................................       314,325

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Technology -- 25.1% (continued)
   5,100 Intelligroup Inc.+.......................................  $     81,919
  11,200 International Integration Inc. ..........................       222,600
   5,900 International Rectifier Corp. ...........................        40,563
  20,500 Iron Mountain Inc. ......................................       627,813
   5,500 ISS Group Inc. ..........................................       336,016
   6,000 ITI Technologies Inc. ...................................       193,125
  64,500 Jack Henry & Associates Inc.*............................     2,322,000
  23,850 JDA Software Group Inc. .................................       149,063
   3,200 Komag Inc. ..............................................        22,400
  46,150 Kronos Inc.*.............................................     1,952,722
  21,600 Lattice Semiconductor Corp. .............................       861,300
  13,300 Learning Tree International, Inc. .......................       111,388
  99,600 Legato Systems Inc. .....................................     4,905,300
 137,900 Macromedia Inc. .........................................     4,214,569
   3,000 Manhattan Associates Inc. ...............................        49,500
  22,300 Manugistics Group Inc. ..................................       175,613
  81,700 Mapics Inc. .............................................       883,381
  22,600 Mastech Corp. ...........................................       563,588
  51,400 Maxtor Corp. ............................................       424,050
  13,600 Maxwell Technologies Inc. ...............................       349,350
  42,100 Media General Inc.*......................................     2,105,000
  69,600 Mercury Interactive Corp.*...............................     4,510,950
  22,600 Metro Information Services Inc. .........................       502,850
  44,800 Mettler-Toledo International Inc.+.......................     1,145,200
 121,400 Microchip Technology, Inc.+..............................     3,308,150
  11,500 Micromuse Inc. ..........................................       370,875
  87,755 Micron Electronics Inc. .................................     1,261,478
  96,400 Micros Systems Inc.*.....................................     2,687,150
  33,194 Midway Games Inc. .......................................       284,224
  19,100 Mindspring Enterprises Inc.+.............................     1,633,050
  34,200 MMC Networks Inc. .......................................       480,938
   4,400 Mobius Management Systems, Inc. .........................        64,075
  25,300 MRV Communications Inc. .................................       169,194
  29,200 MTI Technology Corp. ....................................       167,900
  31,600 National Computer Systems Inc.*..........................     1,012,188
  38,800 National Data Corp.*.....................................     1,874,525
  16,100 National Instruments Corp. ..............................       468,913
  72,900 Neomagic Corp.+..........................................       792,788
 227,710 Network Appliance Inc. ..................................     9,563,820
   4,400 Network Solutions Inc., Class A Shares*..................       798,600
   8,400 New England Business Service, Inc.*......................       263,025
  34,100 New Era of Networks, Inc. ...............................     2,126,988
  15,700 NVIDIA Corp.+............................................       344,419
  12,600 Objective Systems Integrator Inc. .......................        37,800
  12,700 On Assignment Inc. ......................................       450,850
   3,300 Onsale Inc.+.............................................       120,450
  23,800 Open Market Inc.+........................................       309,400
  78,900 Pairgain Technologies Inc. ..............................       680,513
   6,700 Parkervision Inc.+.......................................       163,313
  29,060 Paxar Corp. .............................................       247,010
   6,900 Pegasystems Inc. ........................................        32,775
  13,400 Pennsylvania Real Estate Investment Trust*...............       255,438
  84,600 Peregrine Systems Inc.*..................................     2,167,875
  36,200 Photronics Inc. .........................................       744,363
  20,400 Physician Reliance Network, Inc. ........................       184,875
  26,260 Pioneer Group Inc.*......................................       428,366

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Technology -- 25.1% (continued)
  27,800 Plains Resources Inc. ...................................  $    257,150
  38,500 Plantronics Inc. ........................................     2,329,250
  40,633 Platinum Software Corp. .................................       294,590
  41,100 Platinum Technology International, Inc.+.................       544,575
  19,500 Playboy Enterprises, Class B Shares......................       521,625
  62,000 PMC-Sierra Inc.*.........................................     4,394,250
  45,400 Pomeroy Computer Resources Inc. .........................     1,027,175
  18,000 PRI Automation Inc.+.....................................       540,000
  74,004 Progress Software Corp.*.................................     2,275,623
   7,100 Project Software & Development Inc. .....................       172,175
  20,300 Protein Design Labs, Inc. ...............................       334,950
   4,900 QAD Inc. ................................................        19,600
  35,800 QRS Corp. ...............................................     1,783,288
 147,800 Quadramed Corp.+.........................................     2,290,900
   7,700 Radiant Systems Inc. ....................................        70,744
   5,300 Radisys Corp. ...........................................       135,813
 234,181 Rational Software Corp. .................................     6,952,248
   5,000 Read-Rite Corp. .........................................        42,500
  62,200 RealNetworks Inc.*.......................................     4,361,775
 162,200 Safeguard Scientifics Inc+...............................     6,062,225
   6,800 Sanchez Computer Associates, Inc.+.......................       153,850
  66,400 Sapient Corp.+...........................................     4,440,500
  68,100 SBS Technologies Inc. ...................................     1,293,900
  14,900 SCB Computer Technology Inc. ............................       104,300
  13,000 SCM Microsystems, Inc.+..................................     1,079,000
  17,400 SDL Inc.*................................................       948,300
  11,800 Sequent Computer Systems, Inc. ..........................       112,469
  70,600 Siebel Systems Inc.*.....................................     3,106,400
  20,000 Sipex Corp. .............................................       228,750
 114,500 Software AG Systems Inc. ................................     1,280,969
   6,000 Spectra-Physics Lasers Inc. .............................        61,500
   8,750 SPR Inc.*................................................       131,250
  69,000 SS&C Technologies Inc. ..................................     1,242,000
 129,900 Structural Dynamics Research Corp. ......................     2,533,050
  18,500 Sykes Enterprises Inc. ..................................       527,250
 128,600 Symantec Corp. ..........................................     2,322,838
   5,800 Syntel Inc.+.............................................        55,825
  33,600 System Software Associates Inc. .........................       111,300
  35,200 Systems & Computer Technology Corp.*.....................       286,000
  26,700 Tava Technologies, Inc. .................................       165,207
  51,600 Technisource Inc. .......................................       445,050
  47,150 Technology Solutions Co.*................................       386,041
  23,000 Telxon Corp. ............................................       146,625
 141,266 Tetra Tech, Inc. ........................................     2,692,883
   9,700 TETRA Technologies, Inc.*................................        64,263
  11,500 Tier Technologies Inc., Class B Shares...................       150,219
   3,600 Trendwest Resorts Inc. ..................................        57,600
  27,100 Trimble Navigation Ltd. .................................       223,575
  68,600 TSI International Software Ltd.*.........................     3,442,863
  41,300 U.S. Satellite Broadcasting Co. .........................       665,963
  50,200 Uniphase Corp.+..........................................     4,423,875
 251,349 USWeb Corp. .............................................     8,467,320
  30,300 Vantive Corp. ...........................................       348,450
  97,600 Veeco Instruments Inc. ..................................     3,733,200
  74,600 Verio Inc.+..............................................     2,116,775

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments
                       See Notes to Financial Statements.

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Technology -- 25.1% (continued)
   3,900 Verisign Inc.*...........................................  $    382,200
  24,900 Viasoft Inc. ............................................       119,831
 120,100 Visio Corp. .............................................     3,452,875
  23,000 Visual Networks, Inc. ...................................       902,750
  52,900 Wang Laboratories, Inc.+ ................................     1,262,988
  94,837 Wind River Systems Inc. .................................     2,163,469
  39,300 Winstar Communications Inc.+ ............................     1,237,950
  73,200 Xircom Inc.+ ............................................     2,488,800
 116,700 Xylan Corp.+ ............................................     3,092,550
  27,600 Zebra Technologies Corp., Class A Shares.................       712,425
--------------------------------------------------------------------------------
                                                                     264,554,866
--------------------------------------------------------------------------------
 Transportation -- 2.1%
  12,800 Air Express International Corp.*.........................       224,800
  10,000 Airnet Systems Inc. .....................................        86,250
   4,000 Ambassadors International, Inc. .........................        60,500
  47,100 Amtran Inc. .............................................     1,042,088
  15,400 ASA Holdings Inc.*.......................................       516,863
  12,800 Atlantic Coast Airlines Holdings.........................       409,600
  16,050 Atlas Air Inc. ..........................................       483,506
  89,279 Aviation Sales Co. ......................................     4,045,455
  52,900 Budget Group Inc., Class A Shares+.......................       618,269
  35,300 C.H. Robinson Worldwide, Inc.*...........................       926,625
  30,251 Coinmach Laundry Corp. ..................................       311,963
  66,000 Convenant Transport, Inc. ...............................     1,087,500
  20,600 CSK Auto Corp. ..........................................       706,838
   9,800 Dispatch Management Services Corp. ......................        22,050
   9,900 Eagle USA Airfreight Inc. ...............................       285,863
  42,100 Expeditors International of Washington, Inc.*............     1,960,281
  12,300 Global Imaging Systems Inc. .............................       226,781
  68,000 Greyhound Lines Inc. ....................................       433,500
  13,300 Group 1 Automotive, Inc. ................................       334,994
  43,200 Gulfmark Offshore, Inc. .................................       518,400
  36,699 Halter Marine Group Inc. ................................       146,796
  17,485 Heartland Express, Inc. .................................       281,946
   4,700 Hvide Marine Inc., Class A Shares........................        21,444
  44,662 J.B. Hunt Transport Services, Inc.*......................     1,049,557
  18,100 Keystone Automotive Industries Inc. .....................       321,275
   7,200 Knight Transportation Inc. ..............................       153,000
   6,300 Leasing Solutions Inc.+ .................................        22,838
  14,850 Mesaba Holdings, Inc. ...................................       226,463
  27,675 Midwest Express Holdings Inc.*...........................       743,766
  34,400 National Equipment Services, Inc. .......................       387,000
  19,600 Newport News Shipbuilding Inc.*..........................       567,175
  49,374 Rent-Way Inc. ...........................................     1,117,087
   7,900 Skywest Inc.*............................................       248,356
  32,700 Swift Transportation Co., Inc.*..........................       978,956
  55,900 U.S. Freightways Corp. ..................................     1,781,813
   5,000 U.S. Xpress Enterprises Inc., Class A Shares.............        80,000
   1,300 United Auto Group Inc. ..................................         9,588
--------------------------------------------------------------------------------
                                                                      22,439,186
--------------------------------------------------------------------------------
 Utilities -- 4.4%
  14,281 Aliant Communications Inc.*..............................       569,455
  20,134 American Mobile Satellite................................        86,828
 103,900 AnswerThink Consulting Group, Inc.+ .....................     3,013,100

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Utilities -- 4.4% (continued)
  61,300 Aspect Telecommunications Corp. .........................  $    471,244
   7,800 Associated Group Inc. ...................................       388,538
  25,600 Avado Brands Inc.*.......................................       174,400
 166,474 Brightpoint Inc. ........................................     2,476,301
   4,900 Carbo Ceramics Inc.*.....................................        78,400
  27,700 Caribiner International Inc. ............................       216,406
  43,300 Cellnet Data Systems Inc.+ ..............................       273,331
   7,300 Cellular Communications of Puerto Rico...................       179,763
   4,477 Centennial Cellular Corp., Class A Shares................       154,323
  29,200 CFW Communications Co.*..................................       624,150
  40,600 CMG Info Services+.......................................     4,978,575
   4,200 Com21 Inc. ..............................................        98,963
  22,200 CommNet Cellular Inc. ...................................       341,325
  24,000 Commonwealth Telephone Enterprises, Inc.*................       777,000
  10,600 Corinthian Colleges Inc. ................................       237,175
  33,500 Digi International Inc. .................................       217,750
  73,200 Digital Microwave Corp. .................................       583,313
   5,100 Essex International Inc. ................................       149,175
   6,300 Excel Switching Corp. ...................................       148,838
  89,300 General Cable Corp.*.....................................     1,679,956
  21,000 Geotel Communications Co. ...............................       904,313
 147,700 ICG Communications Inc. .................................     2,778,606
   1,866 Indiana Energy Inc.*.....................................        37,320
  23,000 Inter-Tel Inc.*..........................................       405,375
  60,400 Interdigital Comm Corp. .................................       294,450
  57,500 ITC Deltacom Inc. .......................................       833,750
  24,100 IXC Communications Inc.+ ................................     1,253,200
  29,800 L-3 Communications Corp. ................................     1,277,675
  18,200 LCC International Inc., Class A Shares...................       100,100
  14,850 Mastec Inc. .............................................       373,106
  14,500 Natural Microsystems Corp. ..............................        87,907
   5,600 Newfield Exploration Co. ................................        91,000
   8,300 Nextlink Communications, Class A Shares+.................       379,725
   5,500 Norstan Inc. ............................................        55,000
  17,800 North Pittsburgh Systems Inc. ...........................       248,088
  36,600 NTL Inc.+ ...............................................     2,843,363
   7,800 OmniAmerica, Inc.+ ......................................       226,200
  28,200 Omnipoint Corp. .........................................       327,825
   3,100 Optical Cable Corp.+ ....................................        36,425
  10,300 Pacific Gateway Exchange Inc. ...........................       257,500
  32,100 Pagemart Wireless Inc., Class A Shares...................       192,600
  49,100 Performance Systems International Inc. ..................     1,758,394
  62,300 Polycom Inc. ............................................     1,261,575
   5,400 Powerwave Technologies Inc. .............................       126,900
  38,900 Premiere Technologies Inc. ..............................       354,963
  31,300 Premisys Communications, Inc. ...........................       258,225
  23,580 Primus Telecommunications Group, Inc.*...................       257,906
  37,620 RCN Corp.*...............................................       902,880
   5,800 Seacor Smit Inc. ........................................       228,375
   9,920 Semco Energy Inc.*.......................................       156,240
  71,889 Skytel Communications Inc.+ .............................     1,294,002
  23,400 Star Telecommunications, Inc. ...........................       304,200
 128,500 Tekelec*.................................................     1,558,063
  36,675 Tel-Save Communications, Inc.+ ..........................       364,458
   5,400 Telegroup, Inc. .........................................         1,013
  10,450 Transaction Network Services, Inc. ......................       205,081

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                    Small Capitalization Growth Investments


   SHARES                         SECURITY                           VALUE

-------------------------------------------------------------------------------
 Utilities -- 4.4% (continued)
     14,500 Unisource Energy Corp. ............................  $      167,656
     45,952 United International Holdings, Class A Shares......       2,113,792
      5,800 U.S. Lec Corp., Class A Shares.....................          83,738
     15,800 USN Communications Inc.+ ..........................           7,900
     27,300 Vanguard Cellular Systems, Class A Shares..........         760,988
     22,000 West Teleservices Corp. ...........................         217,250
     19,700 Westell Technologies Inc. .........................         100,963
     86,500 Western Wireless Corp. ............................       2,340,906
     27,800 World Access Inc.+ ................................         218,925
-------------------------------------------------------------------------------
                                                                     45,966,230
-------------------------------------------------------------------------------
            TOTAL STOCK (Cost -- $1,025,545,758)...............   1,037,215,340
-------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK -- 0.0%
 Consumer Services -- 0.0%
      1,237 Mediq Inc. 13.000% (Cost -- $0)....................           1,237
-------------------------------------------------------------------------------
    FACE
   AMOUNT                         SECURITY                           VALUE
-------------------------------------------------------------------------------
 U.S. TREASURY BILLS -- 0.1%
   $800,000 U.S. Treasury Bill, 4.440% due 3/4/99 (Cost --
              $799,507)........................................         799,507
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.7%
 17,676,000 Morgan Stanley Dean Witter & Co., 4.730% due
            3/1/99; Proceeds at maturity -- $17,682,967;
            (Fully Collateralized by U.S. Treasury Notes &
            Bonds, 5.500% to 14.000% due 4/30/99 to 2/15/26
            (Market value -- $17,798,422) (Cost --
             $17,676,000)......................................      17,676,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
              $1,044,021,265**)................................  $1,055,692,084
-------------------------------------------------------------------------------

 + All or a portion of the security is on loan (see Note 12).
 * Denotes income producing security.
 ++ Security has been partially segregated by custodian for futures contracts commitments.
** Aggregate cost for Federal income tax purposes is substantially the same.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Consumer Durables & Non-Durables 4.7%                               4.7
Health Care 8.4%                                                    8.4
Technology 25.1%                                                   25.1
Capital Goods 7.2%                                                  7.2
Banking 4.1%                                                        4.1
Utilities 4.4%                                                      4.4
Consumer Services 11.6%                                            11.6
Basic Industries 4.2%                                               4.2
Other Common Stock 28.5%                                           28.5
U.S. Treasury Bills and Repurchase Agreement  1.8%                  1.8




                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 STOCK -- 98.1%
--------------------------------------------------------------------------------
 Australia -- 1.9%
    56,200 Amcor Ltd.(a)........................................  $      279,619
    88,000 Amp Ltd. ............................................         996,449
    17,800 Ashton Mining Ltd.*..................................           5,969
 1,296,892 Australia & New Zealand Banking Group Ltd. ..........       8,375,826
    26,229 Australian Gas Light Co. Ltd. .......................         171,986
   104,893 Boral Ltd.(a)........................................         151,121
    19,400 Brambles Industries Ltd. ............................         493,942
   182,903 Broken Hill Proprietary Co. Ltd.*(b) ................       1,373,212
    40,675 Burns, Philp & Co. Ltd.*.............................           5,304
    75,370 Coca Cola Amatil Ltd. ...............................         296,835
   100,407 Coles Myer Ltd. .....................................         536,232
    31,386 Colonial Ltd. .......................................         118,678
    86,499 Crown Ltd.*..........................................          42,435
     4,118 CSL Ltd. ............................................          36,801
    87,900 CSR Ltd. ............................................         211,792
    26,048 David Jones Ltd. ....................................          24,587
    13,300 Delta Gold NL........................................          19,657
     5,500 Dominion Mining Ltd. ................................           1,263
     2,750 Dominion Mining Ltd. Warrants Expire 12/31/98........               3
    24,266 Email Ltd. ..........................................          40,686
    12,781 F. H. Faulding & Co. Ltd. ...........................          77,036
   170,700 Fosters Brewing Group Ltd.*..........................         489,740
    43,698 Futuris Corp. Ltd. ..................................          54,272
   105,246 General Property Trust...............................         176,465
    53,989 Gio Australia Holdings Ltd.(a).......................         146,647
   111,743 Goodman Fielder Ltd. ................................         103,394
    16,947 Great Central Mines N.l. ............................          15,365
     4,114 Homestake Mining Co. ................................          36,277
    16,187 Howard Smith Ltd. ...................................         120,625
    36,132 James Hardie Industries Ltd. ........................          79,654
    22,600 Leighton Holdings Ltd. ..............................          74,383
    44,782 Lend Lease Corp. Ltd. ...............................         556,191
     8,150 Mayne Nickless Ltd. .................................          26,570
    12,300 Metal Manufactures Ltd. .............................          19,477
   147,363 M.I.M. Holdings Ltd. ................................          64,058
   117,200 National Australia Bank Ltd.(b) .....................       1,954,170
    18,442 Newcrest Mining Ltd. ................................          27,600
   176,112 News Corp. Ltd. .....................................       1,235,827
   134,728 News Corp. Ltd., Preferred...........................         881,838
   147,518 Normandy Mining Ltd. ................................         126,419
    65,002 North Ltd. ..........................................          96,878
    22,600 Orica Ltd.* .........................................         121,398
    89,400 Pacific Dunlop.......................................         156,003
    77,325 Pioneer International Ltd. ..........................         155,820
    33,450 QBE Insurance Group Ltd. ............................         125,672
    51,067 QCT Resources Ltd. ..................................          24,418
    11,700 Resolute Samantha Ltd. ..............................           8,210
    16,450 RGC Unsecured Notes..................................               0
    28,643 Rio Tinto Ltd.*......................................         358,128
     9,300 Rothmans Holdings Ltd. ..............................          73,346

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)              February 28,1999
                        International Equity Investments

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 Australia -- 1.9% (continued)
  52,725 Santos Ltd. .........................................  $      146,029
  37,201 Schroders Property Fund..............................          56,368
   8,035 Sons Of Gwalia Ltd. .................................          23,551
  56,012 Southcorp Ltd. ......................................         215,656
  25,842 Stockland Trust Group................................          60,981
   8,555 Suncorp-Metway Ltd. .................................          47,686
  41,700 Sydney Harbour.......................................          39,879
  26,400 TABCORP Holdings Ltd. ...............................         185,256
 422,100 Telstra Corp. Ltd. ..................................       2,153,606
   4,397 Wesfarmers...........................................          44,081
 109,034 Westfield Trust......................................         223,442
 155,000 Westpac Bank Corp. Ltd.(b) ..........................       1,024,824
  10,785 Westralian Sands Ltd. ...............................          28,798
 101,075 WMC Ltd. ............................................         313,837
  22,462 Woolworths Ltd.*.....................................          73,287
   2,660 Zimbabwe Platinum Mines..............................             586
------------------------------------------------------------------------------
                                                                    25,206,145
------------------------------------------------------------------------------
 Austria -- 0.2%
     200 Austria Mikro Systeme International AG...............           6,575
   2,400 Austria Tabakwerke AG................................         177,290
   2,800 Austrian Airlines Osterreichische Luftuerkehrs AG....          92,215
     300 Bau Holding AG.......................................          11,444
   1,000 Bbag Oesterreichische Brau--Beteiligungs.............          47,655
  12,775 Bank Austria AG......................................         687,197
   1,000 Boehler -- Uddeholm AG ..............................          47,930
     100 BWT AG...............................................          20,913
   2,300 Flughafen Wien AG....................................          98,472
     800 Generali Holding Vienna AG...........................         176,965
     200 Lenzing AG...........................................          12,493
   1,300 Mayr-Melnhof Karton AG...............................          61,923
   3,300 Oesterreichische Elektrizitaetswirtschafts AG........         528,921
   2,920 OMV AG...............................................         269,269
   1,000 RHI AG...............................................          27,631
     300 Universale Bau AG....................................           9,363
   1,600 VA Technologie AG....................................         123,832
     900 Wienerberger Baustoffindustrie AG....................         177,844
------------------------------------------------------------------------------
                                                                     2,577,932
------------------------------------------------------------------------------
 Belgium -- 1.1%
   4,445 Almanij NV...........................................         343,777
      45 Almanij NV - STRIP VVPR*.............................               3
     591 AXA-uap Warrants Expire 7/13/01*.....................               0
   1,400 Barco NV Terme.......................................         243,602
     250 Bekaert NV...........................................         102,644
   2,550 Cimenteries CBR Cementbedrijuen......................         224,371
     250 Cimenteries CBR Cementbedrijven - STRIP VVPR*........               8
     450 Colruyt NV...........................................         337,656
   1,100 Compagnie Maritime Belge S.A. .......................          37,857
     300 Copeba...............................................          21,110
     630 D'ieteren S.A. ......................................         293,245
   5,700 Delhaize-Le Lion S.A.................................         548,155

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Belgium -- 1.1% (continued)
   6,075 Electrabel S.A. .......................................  $    2,534,278
     625 Electrabel S.A. - STRIP VVPR...........................             150
  80,118 Fortis AG*.............................................       2,915,668
  41,418 Fortis AG(b) - STRIP VVPR*.............................             454
   4,270 Fortis B CVG*..........................................          20,156
     110 Generale De Banque S.A. - STRIP VVPR*..................               2
     750 Glaverbel S.A..........................................          75,748
   2,700 Groupe Bruxelles Lambert S.A...........................         503,891
   2,140 KBC STRIP VVPR Bancassurance*..........................              93
  32,240 Kredietbank Npv........................................       2,479,292
   2,600 Petropina S.A. ........................................       1,202,226
     175 Royal Belge - STRIP VVPR*..............................               3
   1,100 Societe Generale Warrants Expire 11/30/99*.............             144
   9,300 Solvay S.A. ...........................................         639,119
   9,375 Tractebel Inv. ........................................       1,649,792
     750 Tractebel - STRIP VVPR.................................              24
  17,000 UCB S.A.*..............................................         882,743
   2,850 Union Miniere S.A. ....................................          92,860
--------------------------------------------------------------------------------
                                                                      15,149,071
--------------------------------------------------------------------------------
 Canada -- 0.9%
 221,600 BCE Inc.*..............................................       8,969,698
  71,500 Seagrams Co., Ltd. ....................................       3,310,930
--------------------------------------------------------------------------------
                                                                      12,280,628
--------------------------------------------------------------------------------
 Denmark -- 0.5%
     255 Aarhus Oliefabrik A/S, Class A Shares..................           7,153
      65 Aarhus Oliefabrik A/S, Class B Shares..................           1,634
   1,015 Bang & Olufsen Holdings Class B Shares.................          68,940
   3,950 Carlsberg A/S, Class A Shares..........................         177,305
   3,905 Carlsberg A/S, Class B Shares(a).......................         181,627
      92 D/S 1912 Class B Shares................................         577,334
      83 D/S Svenborg Class B Shares............................         747,582
   6,735 Danisco A/S............................................         328,172
   5,930 Den Danske Bank Group..................................         656,699
   4,190 FLS Industries A/S.....................................          89,089
   2,375 GN Store Nord. A/S(a)..................................          78,552
   2,375 ISS International Service System A/S...................         146,585
     970 Korn-OG Foderstof Kompagniet A/S.......................          20,521
     215 Lauritzen Holdings A/S.................................          15,904
     600 NKT Holdings A/S.......................................          47,043
   8,405 Novo Nordisk A/S, Class B Shares(a)....................         964,294
   1,710 Ostasiatiske Kompagni(a)...............................          11,109
     825 Radiometer A/S -- Class B Shares.......................          38,981
   3,750 Sas Danmark A/S(a).....................................          36,821
     524 Sophus Berendsen Class A Shares........................          16,806
   2,475 Superfos A/S...........................................          35,448
  14,675 Teledanmark A/S(a).....................................       1,763,816
   5,965 Unidanmark A/S(a)......................................         424,530
--------------------------------------------------------------------------------
                                                                       6,435,945
--------------------------------------------------------------------------------
 Finland -- 1.0%
   1,900 Amer-Group.............................................          28,158
   4,890 Asko Oyj -- Class A Shares.............................          74,081
   5,700 Cultor Oyj Series 1....................................          52,562

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                        SECURITY                             VALUE

------------------------------------------------------------------------------
 Finland -- 1.0% (continued)
  1,800 Cultor Oyj Series 2(a)................................  $       16,203
  2,487 Finnlines Oyj.........................................          75,354
  7,606 Hartwall Oyj(a).......................................          94,353
  2,000 Instrumentarium Group, Class A Shares.................          60,159
    870 Instrumentarium Group, Class B Shares.................          25,787
 16,400 Kemira Oyj(a).........................................          99,021
 10,100 Kesko Oyj(a)..........................................         143,476
    700 Kone Oy, Class B Shares...............................          79,535
 90,166 Merita PLC, Class A Shares(a).........................         527,587
  1,100 Metra AB, Class A Shares..............................          21,132
  5,800 Metra AB, Class B Shares(a)...........................         108,243
 13,400 Nokia AB Oyj, Class K Shares(a).......................       1,826,316
 52,300 Nokia Oyj AB, Class A Shares(a).......................       7,093,206
 13,500 Outokumpu Oyj.........................................         118,414
  2,100 Pohjola Group Insurance Corp. Class A Shares(a).......         115,269
  2,600 Pohjola Group Insurance Corp., Class B Shares(a)......         142,714
 20,789 Raisio Group PLC(a)...................................         127,804
    592 Rauma Oyj.............................................           6,823
 16,771 Rautaruukki Oyj(a)....................................         104,944
  6,600 Sampo Insurance Co., Class A Shares...................         218,089
 46,942 Sonera Group Oyj......................................         806,492
  3,300 Stockmann AB, Class A Shares..........................          76,258
  2,300 Stockmann AB, Class B Shares(a).......................          39,262
  5,849 Tieto Corp.(a)........................................         234,368
 30,060 UPM Kymmene Oyj(a)....................................         780,449
  9,831 Valmet Oyj(a).........................................         102,528
------------------------------------------------------------------------------
                                                                    13,198,587
------------------------------------------------------------------------------
 France -- 9.9%
  3,841 Accor S.A. ...........................................         893,932
  8,814 Air Liquide ..........................................       1,314,005
 21,670 Alcatel...............................................       2,331,360
    596 Allianz Cert, Offered Guaranted.......................               0
    596 Assurance Generales de France.........................          33,695
    828 Assurance Generales de France Warrants Expire
         6/15/00*.............................................             472
 38,460 Axa...................................................       5,015,915
  5,900 Bic...................................................         304,420
    210 Bongrain S.A. ........................................          80,458
  2,745 Bouygues S.A. ........................................         682,550
 23,064 Banque National de Paris..............................       1,840,744
  3,353 Canal Plus............................................       1,047,593
  7,300 Cap Gemini S.A.(a)....................................       1,262,199
  4,235 Carrefour Supermarche.................................       3,017,328
  1,900 Establissments Economigues du Casino Guichard
         Perrachon S.A. ......................................         110,235
  7,800 Establissments Economigues du Casino Guichard
         Perrachon S.A. -- Preferred..........................         716,711
    650 Chargeurs S.A. .......................................          29,970
  9,550 Cie De St Gobain......................................       1,484,537
    450 Cie Generale Geophysique S.A. ........................          17,932
  1,594 Club Mediterranee S.A. ...............................         152,416
  1,700 Coflexip S.A.(a)......................................         105,350
      1 Compagnie Bancaire S.A.*..............................             140
  1,250 CPR S.A. .............................................          49,826
 18,312 CSF (thomson).........................................         542,780
 12,318 Dassault Systemes S.A. ...............................         488,170
    400 Dollfus-Mieg & Cie....................................           2,656

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 France -- 9.9% (continued)
   9,411 Eaux Warrants Expire 5/2/01*.........................  $       26,448
   2,800 Eridania Beghin Say..................................         405,748
   1,050 Essilor International S.A. ..........................         401,137
     425 Societe Eurafrance...................................         210,654
     150 Europe 1 Communication...............................          37,742
  97,514 France Telecom S.A. .................................       9,126,114
     276 Gecina...............................................          31,056
  62,368 Groupe Danone........................................      15,535,342
   1,619 Groupe GTM...........................................         145,742
   1,650 Groupe SEB S.A. .....................................         108,682
   1,600 Imetal S.A. .........................................         189,700
   7,374 L'OREAL(b) ..........................................       4,533,312
  11,667 Lafarge S.A.(a)......................................       1,107,898
  12,840 Lagardere S.C.A......................................         493,352
   2,990 Legrand S.A. ........................................         614,143
   9,380 LVMH(a)(b)...........................................       1,997,694
  14,810 Michelin Cgde, Series B..............................         660,093
   2,540 Moulinex*............................................          30,114
   1,636 Natexis..............................................          93,392
  17,896 Paribas..............................................       1,542,233
     800 Pathe S.A. ..........................................         209,899
   8,750 Pechiney S.A. .......................................         289,133
   6,025 Pernod-Ricard........................................         356,508
  12,500 Pinault Printemps Redoute S.A. ......................       2,073,475
   2,150 Primagaz Cie.........................................         172,300
   2,050 Promodes.............................................       1,306,413
   5,375 PSA Peugeot Citroen..................................         716,934
  40,564 Rhone Poulenc .......................................       1,859,181
     450 Sagem S.A. ..........................................         259,850
  11,797 Sanofi S.A.(a).......................................       2,076,010
  16,356 Schneider S.A. ......................................         960,628
   1,400 Sefimeg..............................................          96,672
   5,550 Seita................................................         329,011
   3,600 Sidel S.A. ..........................................         253,329
   2,059 Simco S.A. ..........................................         183,316
   1,150 Skis Rossignol S.A. .................................          15,907
  30,027 Elf Aquitaine S.A.(b) ...............................       3,131,555
  11,133 Societe Generale, Class A Shares(a)..................       1,634,060
   3,588 Sodexho Alliance S.A. ...............................         587,686
   1,900 Sommer Allibert S.A. ................................          46,931
 114,834 Suez Lyonnaise Des Eaux..............................      22,956,462
   1,800 Tech Nip.............................................         162,035
  26,177 Total S.A., Series B.................................       2,730,033
   1,000 Unibail S.A. ........................................         122,953
  26,050 Usinor S.A. .........................................         319,723
 159,355 Valeo S.A. ..........................................      13,321,714
  69,903 Vivendi..............................................      18,225,689
     500 Zodiac S.A. .........................................          96,057
------------------------------------------------------------------------------
                                                                   133,309,454
------------------------------------------------------------------------------
 Germany -- 8.1%
   4,950 Adidas Salomon AG....................................         472,225
   3,500 Agiv AG..............................................          74,540
  27,532 Allianz AG(b)........................................       8,190,899
   1,000 Amb Aachener & Muench Beteiligungs AG................         105,389
   4,400 Amb Aachener & Muench Beteiligungs AG, Registered
          Shares..............................................         579,640

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 Germany -- 8.1% (continued)
  68,200 BASF AG..............................................  $    2,343,436
  82,174 Bayer AG.............................................       2,886,748
  55,125 Bayerische Hypo Und-Vereinsbank(b)...................       3,080,285
   9,200 Beiersdorf AG........................................         688,805
   3,950 Bilfinger & Berger Bau AG............................          77,186
     400 Brau Und Brunmen AG*.................................          24,964
     300 Buderus AG...........................................         104,730
   2,900 AXA Colonia Konzern AG(a)............................         280,159
     500 AXA Colonia Konzern AG, Preferred Shares.............          34,855
  12,550 Continental AG.......................................         318,947
 202,591 Daimler Chrysler AG..................................      18,926,642
  10,100 Degussa Huels AG*....................................         352,592
  59,968 Deutsche Bank AG.....................................       3,120,487
  41,850 Deutsche Lufthansa AG................................         921,158
 246,964 Deutsche Telekom AG(b)...............................      10,912,495
   5,200 Deutz AG*............................................          40,245
   3,850 Douglas Holding AG...................................         182,163
  57,753 Dresdner Bank AG.....................................       2,012,995
     116 Dyckerhoff AG........................................          31,091
     166 Dyckerhoff AG, Preferred Shares......................          43,812
      50 Escada AG............................................           6,861
      50 Escada AG, Preferred Shares..........................           7,135
   5,280 FAG Kugelfischer Georg Schaefer AG...................          44,922
     350 Friedrich Grohe AG...................................          88,757
   5,285 Heidelberg Zements AG................................         358,556
     100 Herlitz AG...........................................           2,470
     100 Herlitz AG, Preferred Shares.........................           2,096
   7,700 Hochtief AG(a).......................................         260,355
     100 Holsten Brauerei AG..................................          21,956
   2,000 IWKA AG..............................................          38,862
     900 Karstadt AG..........................................         338,891
     900 Linde AG.............................................         489,071
   1,200 MAN AG...............................................         321,436
     500 Man AG, Preferred Shares.............................          94,959
 170,578 Mannesmann AG........................................      23,070,566
  18,850 Merck KGaA...........................................         641,501
  29,944 Metro AG.............................................       2,103,847
   2,000 Metro AG, Preferred Shares...........................          77,065
     350 Muenchener Rueckversicherungs-Gesellschaft AG........          93,368
  18,726 Muenchener Rueckversicherungs-Gesellschaft AG
          Registered Shares...................................       3,757,904
     364 Muenchener Rueckversicherungs-Gesellschaft Warrant
          Expire 6/3/02*......................................          13,786
   1,650 Preussag AG..........................................         802,439
   1,950 Rheinmetall AG.......................................          50,306
     826 Rheinmetall AG, Preferred Shares(a)..................          16,639
  43,376 Rwe AG...............................................       1,895,208
  23,900 Rwe AG Preferred Shares..............................         695,293
     100 Salamander AG........................................          16,467
   6,700 Sap AG...............................................       2,254,393
   4,873 Sap AG, Preferred Shares.............................       1,805,488
   7,500 Schering AG .........................................         961,675
   2,300 SGL Carbon AG........................................         105,795
  64,533 Siemens AG...........................................       4,016,885
     150 Strabag AG*..........................................           7,904
   3,750 Thyssen AG(a)........................................         734,842
  55,942 VEBA AG..............................................       2,953,980
   2,906 Viag AG..............................................       1,547,254

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 Germany -- 8.1% (continued)
    10,500 Volkswagon AG, Preferred Shares....................  $      417,275
    36,410 Volkwagon AG.......................................       2,384,271
------------------------------------------------------------------------------
                                                                   108,306,966
------------------------------------------------------------------------------
 Greece -- 0.2%
    84,210 Hellenic Telecommunications Organization S.A.......       2,218,018
------------------------------------------------------------------------------
 Hong Kong -- 1.9%
   132,208 Bank Of East Asia Ltd.(a)*.........................         185,996
   337,000 Cathay Pacific Airways*............................         376,242
 1,050,000 Cheung Kong Holdings Ltd.(a).......................       7,148,803
   177,608 Chinese Estates Holdings...........................          27,049
    17,760 Chinese Estates, Warrants Expire 11/24/00*.........             733
    17,760 Chinese Estates, Warrants Expire 11/24/99*.........             527
   245,000 CLP Holdings Ltd.(a)*..............................       1,154,198
    22,000 Dickson Concepts International Ltd. ...............          16,753
    65,000 Elec & Eltek International Holdings Ltd. ..........          12,416
    64,000 Giordano International Ltd. .......................          15,529
   122,000 Hang Lung Development Co., Ltd.(a).................         117,310
   190,100 Hang Sang Bank Ltd. ...............................       1,545,767
   426,722 Hong Kong & China Gas Co. .........................         495,688
     6,800 Hong Kong Construction.............................             208
    16,800 Hong Kong Aircraft Engineering Co. Ltd. ...........          27,104
   102,500 Hong Kong & Shanghai Hotels Ltd.(a)................          69,455
    19,396 Hong Kong China Gas Co., Warrants 9/30/99*.........             700
    34,000 Hong Kong Construction Holdings Ltd.(a)............          12,067
     6,159 Hong Kong Telecommunications Ltd. ADR(a)...........         103,548
 1,206,594 Hong Kong Telecommunications Ltd. .................       2,024,538
    79,400 Hopewell Holdings Ltd.(a)*.........................          33,306
 1,164,000 Hutchison Whampoa Ltd. ............................       8,075,195
    93,000 Hysan Development Co. Ltd. ........................         111,631
     9,300 Hysan Development Co. Ltd., Warrants Expire
            4/30/99*..........................................              20
    90,600 Johnson Electric Holdings Ltd.*....................         239,719
     4,900 Melco International Devolpment Ltd. ...............             442
    52,000 Miramar Hotel & Investment Ltd. ...................          52,350
   196,864 New World Development Co. Ltd.* ...................         362,078
       449 New World Infrastructure Ltd. .....................             495
   132,000 Oriental Press Group...............................          13,130
    52,000 Peregrine Investment Holdings Ltd.*................               0
   360,800 Regal Hotel International(a).......................          38,651
   178,000 Shangri-La Asia Ltd.(a)............................         127,507
   125,243 Shun Tak Holdings Ltd. ............................          20,206
   276,000 Sino Land Co.(a)...................................         131,805
   170,000 South China Morning Post Holdings Ltd. ............          72,956
   235,000 Sun Hung Kai Properties............................       1,599,970
   155,000 Swire Pacific Ltd. ................................         634,180
    41,000 Tai Cheung Holdings Ltd. ..........................           9,049
   168,000 Tan Chong International Ltd. ......................          16,045
    38,000 Television Broadcast Ltd. .........................         113,051
    22,000 Varitronix International Ltd. .....................          38,901
   227,000 Wharf Holdings Ltd. ...............................         262,222
    11,350 Wharf Holdings Warrants Expire 12/31/99*...........             454
    21,068 Wing Lung Bank.....................................          61,998
------------------------------------------------------------------------------
                                                                    25,349,992
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Ireland -- 0.3%
   100,102 Allied Irish Banks PLC...............................  $    1,736,298
     3,900 Clondalkin Group PLC.................................          27,829
     3,159 Crean James..........................................           4,508
    44,784 CRH PLC..............................................         830,871
     7,600 DCC PLC..............................................          62,574
    34,467 Fyffes PLC...........................................          87,784
    22,364 Greencore Group PLC..................................          87,647
    39,305 Independent Newspaper PLC............................         147,785
     2,405 Irish Continental Group PLC..........................          31,682
    37,175 Irish Life PLC.......................................         373,827
    11,000 Irish Permanent PLC..................................         175,099
     5,200 Jurys Hotel Group PLC................................          41,387
    19,100 Kerry Group PLC......................................         245,326
    19,100 Ryanair Holdings PLC*................................         142,581
   128,799 Smurfit Jefferson....................................         275,722
    21,200 Tullow Oil PLC*......................................          17,687
    85,520 Waterford Foods PLC, Unit............................          68,535
--------------------------------------------------------------------------------
                                                                       4,357,142
--------------------------------------------------------------------------------
 Italy -- 7.6%
   220,000 Alitalia S.p.A.......................................         825,987
    11,000 Arnoldo Mondadori Editor S.p.A.......................         168,953
    90,828 Assicurazioni General................................       3,531,773
   159,000 Banca Commerciale Italiana(a)........................         993,193
 4,934,905 Banca Di Roma(a).....................................       7,140,337
 3,585,958 Banca Nazionale Del Lavo*............................      10,707,760
    20,000 Banca Popolare Di Milano.............................         168,227
   157,666 Banco Intesa S.p.A.(a)...............................         870,623
    69,666 Banco Intesa S.p.A. di Risp..........................         184,315
   165,200 Benetton Group S.p.A.(a).............................         269,315
    26,000 Bulgari S.p.A. ......................................         129,013
     9,000 Burgo Cartiere S.p.A.(a).............................          51,377
    15,000 Cementir S.p.A. .....................................          16,467
    30,000 Impresilo S.p.A.*(a).................................          24,535
     3,000 Danieli & Co. .......................................          15,844
     3,000 Danieli & Co. di Risp NC.............................           8,365
    56,000 Edison S.p.A.(a).....................................         515,668
   718,000 ENI S.p.A.(a)(b).....................................       4,194,133
    11,000 Falck Acciaierie & Ferriere Lombarde S.p.A. .........          89,964
    91,200 Fiat S.p.A. .........................................         140,668
   324,200 Fiat S.pA., Preferred Shares(a)......................         980,526
    70,000 Fiat S.p.A-di Risp NC................................         113,348
   352,000 Istituto Nazionale delle Assicurazioni(a)............         848,206
    15,000 Italcementi S.p.A. ..................................         170,433
     7,000 Italcementi S.p.A. di Risp.(a).......................          32,844
    61,000 Italgas S.p.A.(a)....................................         309,851
    18,600 La Rinascente S.p.A.(a)..............................         164,374
     2,000 La Rinascente S.p.A., Preferred Shares...............           8,870
     3,000 La Rinascente di Risp................................          13,196
    53,900 Magneti Marelli S.p.A.(a)............................          81,715
     4,000 Marzotto & S.p.A.(a).................................          34,646
 1,944,268 Mediaset S.p.A.(a)...................................      18,388,061
     8,600 Medibanco Warrants Expire 12/31/00*..................          22,469
    51,600 Mediobanca S.p.A.....................................         590,711
     9,200 Milano Assicurazioni(a)..............................          27,309
    45,000 Montedison S.p.A. di Risp NC(a)......................          36,309
   439,700 Montedison S.p.A.(a).................................         438,922

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 Italy -- 7.6% (continued)
   231,868 Olivetti & Co.(a)*.................................  $      712,727
    28,028 Olivetti S.p.A. Warrants Expire 8/31/02*...........          72,000
   130,000 Parmalat Finanziera S.p.A.(a)......................         183,245
   169,000 Pirelli S.p.A.(a)..................................         491,836
     7,000 Pirelli Spa di Risp. NC............................          13,978
    11,800 Riunione Adriatica di Sicurta S.p.A. di Risp NC....          84,978
    38,000 Riunione Adriatica di Sicurta S.p.A.(a)............         399,602
     6,790 Reno De Medici S.p.A.* ............................          16,995
    11,000 Societa Assicuratrice Industriale S.p.A.(a)........         120,722
     4,000 Societa Assicuratrice Industriale S.p.A di Risp
            NC................................................          19,716
   176,385 San Paolo-imi S.p.A. ..............................       3,059,062
    17,000 Sirti S.p.A(a).....................................         101,151
     5,000 SNIA BPD S.p.A. di Risp............................           5,049
    55,000 SNIA BPD S.p.A.(a).................................          77,889
   139,500 Telecom Italia Mobile S.p.A. di Risp NC............         561,730
   594,500 Telecom Italia Mobile S.p.A.(b) ...................       4,022,245
 2,957,831 Telecom Italia S.p.A. .............................      31,139,853
    80,201 Telecom Italia di Risp NC..........................         541,475
 1,467,041 Uncredito Italiano S.p.A.(a)*......................       7,608,108
   352,000 Unione Immobiliare S.p.A. .........................         193,252
------------------------------------------------------------------------------
                                                                   101,733,920
------------------------------------------------------------------------------
 Japan -- 18.8%
    15,600 Acom Co. ..........................................         921,668
    10,600 Advantest Corp. ...................................         804,938
    69,000 Ajinomoto Co. .....................................         754,260
    20,000 Alps Electric Co. .................................         347,239
    32,000 Amada Co. .........................................         157,505
    11,000 Amano Corp. .......................................          87,610
    33,000 Aoki Corp.(a)*.....................................          13,350
     7,900 Aoyama Trading Co. ................................         213,063
     5,900 Arabian Oil Co.(a).................................          78,666
   259,000 Asahi Bank Ltd. ...................................       1,135,103
    54,000 Ashi Breweries Ltd. ...............................         715,448
   154,000 Ashi Chemical Industries Co. Ltd. .................         738,525
   125,000 Ashi Glass Co. Ltd. ...............................         831,226
    69,000 Ashikaga Bank Ltd.(a)..............................         115,726
     4,100 Autobacs Seven Co. ................................         125,090
   497,600 Bank of Tokyo -- Mitsubishi Ltd.(a)(b).............       5,997,201
   124,000 Bank of Yokohama Ltd. .............................         245,596
    90,000 Bridgestone Corp. .................................       2,013,906
    29,000 Brothers Industries Ltd. ..........................          85,301
    93,000 Canon Inc. ........................................       1,990,897
    30,000 Casio Computer Co.(a)..............................         200,000
    85,000 Chiba Bank Ltd. ...................................         315,212
    22,000 Chiyoda Corp.(a)*..................................          53,771
    27,000 Chugai Pharmaceutical Co. Ltd.(a)..................         258,280
    34,000 Citizen Watch Co. Ltd. ............................         230,105
    70,000 Cosmo Oil Co. Ltd. ................................          99,115
    18,200 Credit Saison Co.(a)...............................         382,713
     7,000 CSK Corp. .........................................         197,640
    81,000 Dai Nippon Print Co. ..............................       1,127,104
    41,000 Daicel Chemicals Industries Ltd. ..................         108,849
    48,000 Daido Steel Co. ...................................          64,728
    78,000 Daiei Inc.(a)......................................         193,931

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Japan -- 18.8% (continued)
  13,000 Daifuku Co. ...........................................  $       75,052
  29,000 Daiichi Pharmaceutical Co. Ltd. .......................         441,415
  29,000 Daikin Industries Ltd. ................................         232,195
  15,000 Daikyo Inc.(a)*........................................          17,572
  30,000 Daimaru Inc.(a)........................................         112,768
  86,000 Dainippon Ink & Chemicals Inc. ........................         255,861
  19,000 Dainippon Screen Manufactoring Co. Ltd. ...............          69,658
  15,325 Daito Trust Construction...............................         132,519
  56,000 Daiwa House Industry Co. Ltd. .........................         573,923
  17,000 Daiwa Kosho Lease Co. Ltd. ............................          56,595
 146,000 Daiwa Securities Co. Ltd.(a)...........................         602,949
  52,000 Denki Kagaku Kogyo Kabushiki Kaisha....................          78,449
 386,000 Denso Co., Ltd. .......................................       6,701,727
     426 East Japan Railway Co. ................................       2,563,539
  31,000 Ebara Corp. ...........................................         322,410
  32,800 Eisai Co. .............................................         613,704
  16,000 Ezaki Glico Co.(a).....................................          94,260
  25,500 Fanuc Ltd. ............................................         952,085
 313,000 Fuji Bank Ltd.(a)......................................       1,231,655
  55,000 Fuji Photo Film Co. ...................................       2,021,030
  41,000 Fujikura Ltd.(a).......................................         221,154
  55,000 Fujita Corp. ..........................................          26,885
  13,000 Fujita Kanko Inc. .....................................         110,113
 200,000 Fujitsu Ltd.(a)........................................       2,494,732
  72,000 Furukawa Electric Co. Ltd. ............................         270,037
   6,000 Gakken Co. ............................................           6,371
  56,000 Gunma Bank Ltd.(a).....................................         420,059
  27,000 Gunze Ltd. ............................................          59,393
  95,000 Hankyu Corp. ..........................................         399,536
  20,000 Hankyu Dept.(a)........................................         123,219
  34,000 Haseko Corp.(a)*.......................................          14,327
  25,000 Hazama Corp. ..........................................          14,538
  28,000 Higo Bank Ltd. ........................................         106,194
   4,300 Hirose Electric Co. Ltd. ..............................         291,740
 356,000 Hitachi Ltd.(b) .......................................       2,250,316
 109,000 Hitachi Zosen Corp. ...................................         133,206
   2,000 Hokuetsu Bank Ltd. ....................................           5,343
  76,000 Hokuriku Bank Ltd. ....................................         133,232
 104,000 Honda Motor Co.(b) ....................................       4,005,731
  13,000 House Foods Corp. .....................................         191,083
  12,000 Hoya Corp. ............................................         586,599
  26,000 Inax Corp. ............................................         166,978
 280,200 Industrial Bank of Japan Ltd.(a)(b)....................       1,400,409
  24,000 Isetan Co.(a)..........................................         208,546
  35,000 Ishihara Sangyo Kaisha Ltd.*...........................          48,672
 238,000 Ito-Yokado Co. Ltd. ...................................      13,880,825
 155,000 Itochu Corp. Ltd. .....................................         271,723
  25,000 Itoham Foods Inc. .....................................         102,402
  28,000 Iwatani International Corp. ...........................          56,873
  17,000 Jaccs Co. Ltd. ........................................          63,185
 194,000 Japan Air Lines(a).....................................         495,423
 121,000 Japan Energy Corp. ....................................         108,099
  15,000 Japan Metals & Chemicals Co. Ltd. .....................          24,273
  41,000 Japan Steel Works Ltd.*................................          45,958
   4,000 Jeol Ltd. .............................................          18,305
  20,000 JGC Corp.(a)...........................................          40,455
  96,600 Joyo Bank Ltd. ........................................         341,132

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Japan -- 18.8% (continued)
  34,000 Jusco Co. .............................................  $      550,476
 105,000 Kajima Corp.(a)........................................         252,212
  10,000 Kaken Pharmaceutical Co. Ltd. .........................          47,534
  30,000 Kamigumi Co. ..........................................         131,984
  22,200 Kandenko Co. ..........................................         144,445
  57,000 Kanebo Ltd.(a)*........................................          52,364
  38,000 Kankeka Corp. .........................................         281,837
 104,200 Kansai Electric Power Co., Inc. .......................       1,984,761
  31,000 Kansai Paint...........................................          81,517
 351,000 Kao Corp.* ............................................       7,011,125
   6,000 Katokichi Co. Ltd. ....................................          81,163
 152,000 Kawasaki Heavy Industries Ltd.(a)......................         290,804
  64,000 Kawasaki Kisen Kaisha Ltd. ............................          91,698
 354,000 Kawasaki Steel Corp. ..................................         551,959
  55,930 Keihin Elecetric Express Railway Co. Ltd. .............         172,056
  21,600 Kikkoman Corp.(a)......................................         133,987
  29,500 Kinden Corp. ..........................................         387,863
 172,940 Kinki Nippon Railway(a)................................         912,435
 110,000 Kirin Brewery Co. .....................................       1,302,570
   6,300 Kissei Pharm Co. ......................................         106,991
  14,000 Kokuyo Co. Ltd. .......................................         208,259
 106,000 Komatsu Ltd. ..........................................         519,056
   9,000 Komori Corp.(a)........................................         162,326
   3,900 Konami Co.(a)..........................................         131,807
  39,000 Konica Corp. ..........................................         164,020
  22,000 Koyo Seiko Corp. ......................................         117,741
 154,000 Kubota Corp. ..........................................         378,997
  75,000 Kumagai Gumi Co.(a)*...................................          53,097
  21,000 Kurabo Industries......................................          21,769
  39,000 Kuraray Co. ...........................................         383,590
  24,000 Kureha Chemicals Industry Co. Ltd. ....................          61,694
  14,800 Kurita Water Industries Ltd. ..........................         195,212
  20,300 Kyocera Corp.*.........................................         958,112
  49,000 Kyowa Hakko Kogyo Co. Ltd. ............................         231,681
   9,000 Kyudenko Corp. ........................................          53,249
  34,000 Lion Corp. ............................................         133,535
  11,000 Maeda Road Construction Co. Ltd. ......................          64,896
  10,000 Makino Milling Machine Co.(a)..........................          54,698
  18,000 Makita Corp. ..........................................         172,490
 163,000 Marubeni Corp. ........................................         270,636
  24,000 Maruha Corp. ..........................................          21,238
  39,000 Marui Co. .............................................         637,673
 782,000 Matsushita Electric Industrial Co., Ltd. ..............      13,082,764
     300 Matsuzakaya Co. .......................................           1,378
  33,000 Meiji Milk Products Co., Ltd. .........................          97,623
  43,000 Meiji Seika............................................         174,681
  42,000 Minebea Co Ltd.(a).....................................         417,699
  14,000 Misawa Homes Co. ......................................          41,297
  72,000 Mitsubishi Rayon Co., Ltd. ............................         170,518
 228,000 Mitsubishi Chemical Corp.(a)...........................         557,269
 167,000 Mitsubishi Corp. ......................................         900,800
 229,000 Mitsubishi Electric Corp.(a)...........................         687,096
 138,000 Mitsubishi Estate Co., Ltd. ...........................       1,361,972
  55,000 Mitsubishi Gas Chemical Co. ...........................         142,772
 359,000 Mitsubishi Heavy Industries Ltd. ......................       1,334,336
  18,000 Mitsubishi Logistics Corp. ............................         203,438

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Japan -- 18.8% (continued)
 124,000 Mitsubishi Materials Corp. ............................  $      217,378
  50,000 Mitsubishi Oil Co. ....................................          90,181
  36,000 Mitsubishi Paper Mills.................................          60,075
 139,000 Mitsubishi Trust & Banking Co., Ltd. ..................       1,180,884
 169,000 Mitsui & Co. ..........................................         920,134
  92,000 Mitsui Engineering & Ship Building Co. Ltd.*...........          81,415
  89,000 Mitsui Fudosan Co. ....................................         713,350
  86,000 Mitsui Marine & Fire Insurance Co. Ltd. ...............         406,624
  55,000 Mitsui Mining & Smelting Co. Ltd.(a)...................         252,170
 121,000 Mitsui OSK Lines Ltd. .................................         188,664
  15,000 Mitsui Soko Co. Ltd. ..................................          51,327
 131,000 Mitsui Trust & Banking Co.(a)..........................         129,178
  52,000 Mitsukoshi Ltd.(a).....................................         125,343
  11,000 Mori Seiki Co. Ltd. ...................................         111,344
 174,000 Murata Manufacturing Co., Ltd. ........................       7,831,099
  35,000 Mycal Corp.(a).........................................         196,165
  17,000 Nagase & Co. Ltd. .....................................          64,761
  89,000 Nagoya Railroad Co. Ltd. ..............................         300,792
   5,800 Namco Ltd.(a)..........................................         122,208
  58,450 Nankai Electric Railway Co. Ltd. ......................         274,392
 170,000 NEC Corp.(a)...........................................       1,716,477
 114,000 Oji Paper Co. .........................................         563,035
  38,000 NGK Insulators Ltd.(a).................................         435,887
  24,000 NGK Spark Plug Co. Ltd.(a).............................         263,969
  50,200 Nichido Fire & Marine Insurance Co., Ltd. .............         269,510
  34,000 Nichirei Corp. ........................................          75,937
  26,000 Niigata Engineering Co.*...............................          18,407
 350,000 Nikko Securities Co. Ltd. .............................       1,106,194
  40,000 Nikon Corp.(a).........................................         559,629
  17,000 Nippon Beet Sugar Manufactoring Co., Ltd. .............          27,222
  14,000 Nippon Cosmsys Corp.(a)................................         159,646
   7,000 Nippon Denko Co., Ltd. ................................           9,085
 114,000 Nippon Express Ltd. ...................................         570,720
  63,000 Nippon Fire & Machine Insurance Ltd. ..................         194,336
  59,000 Nippon Light Metal Co., Ltd. ..........................          58,179
  25,000 Nippon Meat Packers Inc. ..............................         339,443
 134,000 Nippon Mistubishio Oil Corp.(a)........................         470,948
 103,000 Nippon Paper Industries Co. ...........................         394,117
  16,000 Nippon Sharyo Ltd. ....................................          46,253
  48,000 Nippon Sheet Glass Co. Ltd. ...........................         143,211
  34,000 Nippon Shinpan Co. ....................................          70,206
  22,000 Nippon Shokubai Co., Ltd. .............................         114,959
 725,000 Nippon Steel Co. ......................................       1,270,965
  33,000 Nippon Suisan Kaisha Ltd. .............................          35,322
   2,107 Nippon Telegraph & Telephone Corp.*(b).................      17,367,433
 133,000 Nippon Yusen Kabushiki Kaisha..........................         448,377
  30,000 Nishimatsu Construction Co., Ltd. .....................         145,132
 268,000 Nissan Motor Co., Ltd.(a)..............................       1,045,798
  26,000 Nisshinbo Industries Inc. .............................          86,557
  14,000 Nissin Food Products Co. Ltd. .........................         296,165
  17,000 Nitto Denko Corp.(a)...................................         254,462
 384,000 NKK Corp. .............................................         226,548
  24,000 NOF Corp. .............................................          43,084
 564,000 Nomura Securities Co. Ltd.* ...........................       4,639,393
  18,000 Noritake Co. ..........................................          93,754

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Japan -- 18.8% (continued)
    61,000 NSK Ltd. ............................................  $      277,109
    50,000 NTN Corp. ...........................................         152,970
       396 NTT Mobile Communication.............................      16,086,978
    81,000 Obayashi Corp.(a) ...................................         365,233
    80,320 Odakyu Electric Railway..............................         270,779
    17,000 Okamoto Industries...................................          37,825
    15,000 Okuma Corp. .........................................          67,509
    27,000 Okumura Corp. .......................................         104,450
    29,000 Olympus Optical Co. Ltd.* ...........................         315,297
    29,000 Omron Corp. .........................................         315,297
    19,000 Onward Kashiyama Co. Ltd.(a) ........................         209,776
    37,000 Orient Corp.(a) .....................................          83,261
     7,100 Orix Corp. ..........................................         444,011
   269,000 Osaka Gas Co., Ltd. .................................         804,846
     3,600 Oyo Corp. ...........................................          54,037
    40,000 Penta--Ocean Construction Co. Ltd. ..................          60,345
    20,000 Pioneer Electronic Corp. ............................         356,510
    18,000 Q.P. Corp.(a) .......................................         127,737
    22,000 Renown Inc. .........................................          12,052
    81,000 Rohm Co. ............................................       7,919,089
 2,494,000 Sakura Bank Ltd.(a) .................................       5,423,109
    16,000 Sanden Corp.(a) .....................................         120,286
    20,000 Sankyo Aluminum Industry Co. Ltd. ...................          16,856
    49,000 Sankyo Co. ..........................................       1,053,097
     9,000 Sanrio Co. ..........................................         140,328
    26,000 Sanwa Shutter Corp. .................................         115,044
   205,000 Sanyo Electric Co. ..................................         578,803
    37,000 Sapporo Breweries Ltd. ..............................         153,737
    21,000 Sato Kogyo Co.(a) ...................................          14,336
    12,000 Secom Co. ...........................................         931,479
    11,000 Sega Enterprises Ltd.(a) ............................         207,669
    17,000 Seino Transportation Co., Ltd. ......................          90,265
    25,000 Seiyu Ltd.(a) .......................................          86,388
    60,000 Sekisui Chemical Co., Ltd. ..........................         379,266
    76,000 Sekisui House........................................         778,255
       400 Seven-Eleven Japan Co. Ltd. .........................          30,037
    42,000 Seventy-Seventh Bank Ltd.(a) ........................         374,867
   120,000 Sharp Corp. .........................................       1,171,175
     6,000 Shimachu Co. ........................................         113,274
    15,000 Shimano Inc. ........................................         345,132
    86,000 Shimizu Corp.(a) ....................................         278,331
    42,000 Shin-Etsu Chemical Co.(a) ...........................         984,070
    38,000 Shionogi & Co. ......................................         294,327
    46,000 Shiseido Co.(a) .....................................         558,280
    85,000 Shizuoka Bank Ltd. ..................................       1,023,725
     9,000 Shokusan Jutaku Sogo Co. Ltd.* ......................           9,026
   114,000 Showa Denko K.K......................................          96,080
    11,000 Skylark Co. .........................................         196,544
     7,100 SMC Corp.(a) ........................................         574,462
    35,000 Snow Brand Milk Products Co., Ltd. ..................         169,616
    43,700 Sony Corp. ..........................................       3,307,425
   335,000 Sumitomo Bank Ltd.(a) ...............................       4,040,328
   177,000 Sumitomo Chemical Co. Ltd.(a) .......................         642,958
   116,000 Sumitomo Corp. ......................................         582,688
    78,000 Sumitomo Electric Industries.........................         821,087
    19,000 Sumitomo Forestry Co. Ltd. ..........................         128,107

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Japan -- 18.8% (continued)
  64,000 Sumitomo Heavy Industries Ltd.(a) .....................  $      142,941
  74,000 Sumitomo Marine & Fire Insurance Co. Ltd.(a) ..........         412,254
 400,000 Sumitomo Metal Industries Ltd. ........................         401,179
  62,000 Sumitomo Metal Mining Co. .............................         226,262
  48,000 Sumitomo Osaka Cement Co. .............................         103,565
 103,200 Taiheiyo Cement Corp. .................................         273,982
 105,000 Taisei Corp.(a) .......................................         182,300
  37,000 Taisho Pharmaceutical Co. .............................         982,300
  13,000 Taiyo Yuden Co. Ltd. ..................................         137,067
  24,000 Takara Shuzo Co. ......................................         144,222
  16,000 Takara Standard Co. Ltd. ..............................         113,409
  33,000 Takashimaya Co.(a) ....................................         248,091
 371,000 Takeda Chemical Industries.............................      12,757,522
  10,000 Takuma Co. ............................................          68,268
 104,000 Teijin Ltd. ...........................................         373,400
  29,000 Teikoku Oil Co. .......................................          76,991
  22,000 Toa Corp. .............................................          35,785
  94,000 Tobu Railway Co.(a) ...................................         270,155
  16,000 Toei Co. ..............................................          44,635
   2,100 Toho Co. ..............................................         256,460
  53,600 Tohoku Electric Power Co. .............................         827,152
 216,000 Tokai Bank Ltd.(a) ....................................       1,057,699
 165,000 Tokio Marine & Fire Insurance Co. Ltd. ................       1,766,118
  19,000 Tokyo Broadcasting System Inc. ........................         206,573
  18,000 Tokyo Dome Corp. ......................................          92,541
 144,100 Tokyo Electric Power Co.(a) ...........................       2,908,718
  19,000 Tokyo Electron Ltd. ...................................         864,728
 299,000 Tokyo Gas Co.(a) ......................................         700,564
  17,200 Tokyo Steel Manufactoring Co., Ltd. ...................          77,120
  11,000 Tokyo Style Co. .......................................         114,218
  25,000 Tokyo Tatemono Co.(a) .................................          41,719
  32,000 Tokyo Tokeiba Co. .....................................          46,388
 120,000 Tokyu Corp.(a) ........................................         290,265
  75,000 Toppan Printing Co. Ltd. ..............................         878,002
 149,000 Toray Industries Inc.* ................................         651,757
 465,000 Toshiba Corp. .........................................       2,884,450
  66,000 Tosoh Corp. ...........................................          96,788
  24,000 Tostem Corp.(a) .......................................         384,323
  41,000 Toto Ltd.(a) ..........................................         294,066
  14,000 Toyo Engineering Corp. ................................          14,277
   6,000 Toyo Exterior Co. Ltd. ................................          58,305
  25,000 Toyo Seikan Kaisha Ltd. ...............................         476,190
  75,000 Toyobo Co.(a) .........................................          93,552
  32,000 Toyoda Automatic Loom Works Ltd.(a) ...................         540,750
 403,000 Toyota Motor Corp.(b) .................................      10,529,287
   2,000 Trans Cosmos Inc. .....................................          59,839
   6,000 Tsugami Corp.* ........................................           8,293
  21,000 Tsumakimoto Chain Co. .................................          44,247
  92,000 UBE Industries Ltd.(a) ................................         130,265
   8,000 Uni-Charm Corp. .......................................         343,194
   6,000 Uniden Corp.(a) .......................................          48,343
  53,000 Unitika Ltd.* .........................................          32,608
  21,000 Uny Co. ...............................................         336,460
  17,000 Wacoal Corp. ..........................................         199,213
  22,000 Yamaguchi Bank Ltd. ...................................         216,940
  23,000 Yamaha Corp. ..........................................         212,650

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Japan -- 18.8% (continued)
 106,000 Yamaichi Securities Co. Ltd.* .........................  $            0
  36,000 Yamanouchi Pharmaceutical Co. Ltd. ....................       1,098,356
  46,000 Yamato Transport Co., Ltd.(a) .........................         619,148
  24,000 Yamazaki Baking Co., Ltd. .............................         322,831
 167,000 Yasuda Trust & Banking Co., Ltd. ......................         156,232
  28,000 Yokogawa Electric Corp. ...............................         132,861
--------------------------------------------------------------------------------
                                                                     253,510,628
--------------------------------------------------------------------------------
 Malaysia -- 0.3%
   9,000 Aluminium Co. of Malaysia Berhad.......................           2,068
  33,000 AMMB Holdings Berhad...................................          27,489
 105,000 Amsteel Corp. Berhad...................................           9,550
  15,000 Antah Holdings Berhad..................................           2,567
  13,000 Aokam Perdana Berhad*..................................           1,913
  71,000 Berjaya Group Berhad...................................          14,106
  56,000 Berjaya Land Berhad....................................          20,911
  79,200 Commerce Asset Holdings Berhad.........................          66,733
  19,000 Edaran Otomobil Nasional Berhad........................          26,606
  47,000 Ekran Berhad*..........................................          10,069
     200 Genting Berhad.........................................             414
 128,000 Golden Hope Plantation Berhad*.........................         116,430
  10,000 Golden Plus Holdings Berhad*...........................           2,609
  25,000 Guinness Anchor Berhad.................................          22,141
  77,000 Highlands & Lowlands Berhad............................          42,208
  20,400 Hong Leong Industries Berhad...........................          13,038
  58,000 Hong Leong Properties Berhad...........................           9,579
  21,000 Hume Industries Berhad.................................          13,471
  47,000 Idris Hydraulic Berhad*................................           8,269
  31,000 IGB Corp. Berhad.......................................           7,717
  70,000 IOI Corp. Berhad.......................................          34,684
  21,000 Jaya Tiasa Holdings Berhad.............................          25,033
  21,000 Johan Holdings Berhad..................................           3,091
  31,000 Kedah Cement Holdings*.................................          16,547
   8,000 Kelanamas Industries Berhad*...........................             957
  30,000 Kemayan Corp. Berhad*..................................           2,297
  10,000 Kian Joo Can Factory Berhad............................          12,567
  91,000 Kuala Lumpor Kepong Berhad.............................         118,716
  40,000 Land & General Berhad*.................................           7,659
  35,000 Landmarks Berhad.......................................           6,828
  36,000 Leader Universal Holdings Berhad*......................           8,574
 191,500 Magnum Corp. Berhad....................................          89,845
  98,000 Malaysian Airline System Berhad........................          40,113
 292,000 Malayan Banking Berhad.................................         489,276
  35,000 Malayan Cement Berhad..................................          10,221
  85,000 Malayan Mining Corp. Berhad............................          37,030
  13,500 Malayawata Steel Berhad................................           2,940
 102,000 Malaysian International Shipping Berhad................         121,103
  18,000 Malaysian Mosiacs Berhad...............................           5,472
  12,000 Malaysian Oxygen Berhad................................          20,681
  27,000 Malaysian Pacific Industries Berhad....................          38,131
  87,000 Malaysian Resources Corp. Berhad.......................          23,949
 151,200 Malaysian United Industries Berhad*....................          22,439
  65,000 Mbf Capital Berhad.....................................           9,257
  66,000 Metroplex Berhad.......................................           9,163
  78,750 Mulpha International Berhad............................          10,556
  64,000 Multi-purpose Holdings Berhad*.........................          20,834

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 Malaysia -- 0.3% (continued)
  23,000 Mycon Berhad*..........................................  $        2,449
     400 Naluri Berhad..........................................              58
  30,000 Nestle Malaysia Berhad.................................         105,563
  15,000 New Straits Times Press Berhad.........................          11,489
  27,200 Oriental Holdings Berhad*..............................          40,693
  10,000 Palmco Holdings Berhad.................................           2,609
  55,000 Pan Malaysian Cement Works Berhad......................          12,112
  31,000 Perlis Plantations Berhad..............................          28,791
  45,000 Perusahaan Otomobil Nadional Berhad....................          57,090
  13,000 Petaling Garden Berhad.................................           8,215
  14,000 Pilecon Engineering Berhad.............................           3,150
  49,000 Promet Berhad*.........................................           3,401
 266,532 Public Bank Berhad.....................................         133,980
  35,000 Rashid Hussain Berhad*.................................          20,274
 139,000 Resorts World Berhad...................................         165,698
 212,000 RHB Capital Berhad*....................................         123,822
  22,000 Rj Reynolds Berhad.....................................          20,643
  36,000 Rothmans of Pall Malaysia Berhad.......................         188,720
  23,000 Selangor Properties Berhad.............................           9,084
  25,000 Shell Refining Co. Malaysia Berhad.....................          23,338
   3,675 Silverstone Berhad*....................................               0
 297,000 Sime Darby Berhad......................................         301,436
  35,200 Sungei Way Holdings Berhad*............................           8,931
  51,000 Ta Enterprise Berhad...................................          13,306
  56,000 Tan Chong Motor Holdings Berhad........................          14,611
  63,000 Technology Resources Industries Berhad.................          26,390
 382,000 Telekom Malaysia Berhad................................         745,236
 395,000 Tenaga Nasional Berhad.................................         595,676
  68,000 Time Engineering Berhad*...............................           9,847
  22,000 UMW Holdings Berhard...................................          20,748
  72,000 United Engineers Malaysia Ltd. Berhad..................          43,086
 159,500 Ytl Corp., Berhad......................................         200,444
--------------------------------------------------------------------------------
                                                                       4,546,741
--------------------------------------------------------------------------------
 Netherlands -- 7.2%
 156,986 Abn Amro Holding NV....................................       3,196,902
  63,519 Aegon(a)...............................................       6,631,453
  31,077 Akzo Nobe NV...........................................       1,178,722
   8,928 Buhrmann NV............................................         167,110
  72,667 Elsevier NV............................................       1,180,656
   9,769 Getronics NV...........................................         426,296
  11,884 Hagemeyer NV...........................................         366,600
  34,155 Heineken Nv(a).........................................       1,784,784
   4,304 Hollandsche Beton Groep NV.............................          41,107
   3,143 IHC Caland NV..........................................         101,441
 102,481 ING Groep NV...........................................       5,737,702
   8,428 KLM(a).................................................         235,008
 479,150 KPN NV.................................................      25,143,395
  66,309 Koninklijke Ahold NV...................................       2,547,798
   4,244 Koninklijke Hoogovens NV...............................         127,891
   2,875 Koninklijke Nedlloyd NV................................          33,297
       1 Laurus NV..............................................              22
   9,527 Oce NV.................................................         265,129
   3,380 Koninklijke Pakhoed NV.................................          82,003
  39,799 Koninklijke Philips Electronic.........................       2,774,408

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 Netherlands -- 7.2% (continued)
   425,235 Royal Dutch Petroleum Co.(a).......................  $   18,672,975
     3,851 Stork NV...........................................          71,447
    51,755 Tnt Post Group NV..................................       1,769,843
    69,726 Unilever NV........................................       5,029,034
    10,944 Vedior NV..........................................         232,483
   433,630 VNU NV(a)..........................................      17,827,714
     7,509 Wolters Kluwer NV..................................       1,446,717
------------------------------------------------------------------------------
                                                                    97,071,937
------------------------------------------------------------------------------
 New Zealand -- 0.8%
   240,000 Brierley Investment Ltd. ..........................          55,345
   155,100 Carter Holt Harvey Ltd. ...........................         142,254
     3,200 Ceramco Corp. Ltd. ................................           1,760
     7,800 Fisher & Paykel Industries Ltd. ...................          28,615
    31,033 Fletcher Challegne Building........................          47,980
    59,450 Fletcher Challegne Paper...........................          41,128
    30,827 Fletcher Challenge Energy..........................          53,639
    73,284 Fletcher Challenge Forest..........................          31,878
    49,100 Lion Nathan Ltd. ..................................         118,116
 1,179,024 Telecom Corp. of New Zealand Ltd.(a)*..............       5,993,895
 1,449,069 Telecom Corp. of New Zealand Ltd., Installment
            Receipts*.........................................       4,139,047
------------------------------------------------------------------------------
                                                                    10,653,657
------------------------------------------------------------------------------
 Norway -- 0.2%
     5,100 Aker RGI ASA, Class A Shares.......................          54,759
     1,260 Aker RGI ASA, Class B Shares.......................          12,414
     3,700 Ask Proxima ASA*...................................          22,901
     4,800 Bergesen d.y. ASA, Class A Shares..................          65,483
     2,100 Bergesen d.y. ASA, Class B Shares..................          27,853
        94 Bona Shipping Ltd. ................................             368
    50,300 Christiania Bank Og Kreditkasse ASA................         180,448
    63,300 Den Norske Bank ASA................................         222,287
     2,300 Dyno Industrier ASA................................          34,282
     4,500 Elken ASA..........................................          61,106
     6,200 Hafslund Nycomed Class A Shares(a).................          39,941
     2,700 Hafslund Nycomed Class B Shares....................          10,402
     1,400 Helicopter Services Group ASA......................           6,189
       900 Kvaerner ASA Class B Shares........................          14,210
     3,100 Kvaerner PLC.......................................          60,500
     2,700 Leif Hoegh & Co. ASA...............................          31,036
     7,500 Merkantildata ASA..................................          77,685
    17,111 NCL Holding ASA*...................................          36,312
    22,600 Norsk Hydro ASA....................................         766,512
       400 Norske Skogindustrier ASA Class A Shares...........          10,408
     2,400 Norske Skogindustrier ASA Class B Shares...........          71,395
    30,855 Nycomed Amersham(a)................................         202,672
    14,400 Orkla Asa, Class A Shares..........................         192,812
     3,200 Orkla Asa, Class B Shares..........................          37,188
     7,200 Petroleum Geo Services ASA*........................          81,854
     4,600 Sas Norge Asa, Class B Shares......................          37,769
     6,800 Schibsted ASA......................................          80,313
     2,700 Smedvig ASA--Class A Shares........................          20,463
     4,000 Tomra Systems ASA..................................         138,950
    25,200 Storebrand, Class A Shares*........................         195,768
     1,300 Unitor ASA.........................................          11,494
------------------------------------------------------------------------------
                                                                     2,805,774
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 Portugal -- 1.2%
  22,907 Banco Comercial Porugues S.A., Registered Shares.....  $      688,786
  13,662 Banco Espirito Santo e Comercial de Lisboa S.A.,
          Registered Shares...................................         389,502
   5,900 Banco Totta & Acores S.A., Registered Shares.........         110,174
   7,600 BPI-SGPS S.A., Registered Shares*....................         263,815
   5,700 Brisa Auto Estradas de Portugal S.A., Registered
          Shares..............................................         268,758
   2,200 Brisa Auto Estradas De Portugal S.A. ................         113,174
   9,800 Cimpor Cimentos de Portugal S.A. ....................         273,265
     428 Cin-Corparacao Industrial do Norte S.A. .............          15,411
   1,100 Colep- Portugal-Embalagens, Produtos Enchinentose
          Equipmentos S.A.* ..................................           7,716
   1,300 Corticeira Amorim S.A. ..............................          16,041
  69,700 EDP-Electricidade de Portugal S.A. ..................       1,502,791
   1,552 Engil-SGPS...........................................           9,439
   3,000 INAPA-Investimentos Participacoes e Gestao S.A. .....          25,589
   8,050 Jeronimo Martins SGPS S.A. ..........................         328,306
   2,683 Jeronimo Martins, Rights Expire 2/12/99..............          94,730
   8,500 Portucel Industrial Empressa Produtora de Celulose
          S.A.................................................          49,922
 230,756 Portugal Telecom S.A., Registered Shares.............      11,300,814
   1,800 Seguros Tranquilidade, Registered Shares.............          52,365
   1,554 Somague-Sociedade Gestora de Participacoes S.A.......           6,636
   3,800 Sonae Investimentos-Socoedade Gestora de Particacoes
          Socoaos S.A.........................................         146,925
   1,900 Unicer-Uniao Cervejeira S.A..........................          42,968
------------------------------------------------------------------------------
                                                                    15,707,127
------------------------------------------------------------------------------
 Singapore -- 0.6%
   2,000 Asia Food & Properties Ltd., Warrants, Expire
          7/12/02*............................................             150
  26,666 Asia Food & Properties Ltd...........................           4,799
  15,000 Chuan Hup Holdings Ltd...............................           5,313
 101,000 City Development Ltd.................................         422,299
  42,000 Comfort Group Ltd....................................          11,585
  11,000 Creative Technology Ltd..............................         142,450
  30,000 Cycle & Carriage Ltd.................................         109,756
 129,000 DBS Land Ltd.........................................         159,564
 258,300 Development Bank of Singapore Ltd....................       1,875,000
  27,000 First Capital Corp. Ltd..............................          19,756
  38,200 Fraser & Neave Ltd...................................         129,773
   2,400 Genting International Ltd............................             240
  30,000 Goldtron Ltd.........................................           2,090
   6,000 Goldtron Ltd. Preferred Shares*......................             418
  12,000 Haw Par Corp Ltd.....................................          13,449
  37,000 Hotel Properties Ltd.................................          16,114
  15,000 Inchape Marketing Ltd.*..............................           8,318
  36,000 Inchcape Motors Ltd..................................          39,512
  94,800 Integrated Processor & Communications Corp...........           4,128
     311 Jardine Matheson Holdings............................             814
  97,250 Keppel Corp Ltd......................................         225,900
   8,000 Low Keng Huat Ltd.*..................................           1,068
  26,400 Lum Chang Holdings LTD...............................           6,362
   7,000 Metro Holdings Ltd...................................           6,016
  30,000 Natsteel Ltd.........................................          28,397
  65,000 Neptune Orient Lines Ltd.............................          22,081
 123,239 Overseas-Chinese Banking Corp. Ltd...................         823,024
  11,000 Oversea Union Enterprise Ltd.........................          19,419
  41,000 Parkway Holdings Ltd.................................          71,904
   3,000 Prima Ltd............................................           5,017
   4,800 Robinson & Co. Ltd...................................          12,209
 179,241 Sembcorp Industries Ltd..............................         194,646
   9,000 Sembcorp Logistics Ltd...............................          15,888

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 Singapore -- 0.6% (continued)
  11,000 Shanghi La Hotel Ltd. ...............................  $       16,480
 107,000 Singapore Airlines Ltd. .............................         789,140
  36,749 Singapore Press Holdings Ltd.(a).....................         418,279
 329,000 Singapore Technologies Engineering...................         282,764
 778,000 Singapore Telecommunications Ltd. ...................       1,106,910
   2,400 Star Cruises Public Co. Ltd. ........................           4,032
  27,000 Straits Trading Co. Ltd. ............................          23,832
 122,000 United Industrial Corp. Ltd. ........................          50,301
 103,000 United Overseas Bank Ltd. ...........................         604,123
  53,000 United Overseas Land Ltd. ...........................          33,548
   9,000 Van Der Horst Ltd.*..................................           2,012
  23,000 Venture Manufacturing Ltd. ..........................          96,835
------------------------------------------------------------------------------
                                                                     7,825,715
------------------------------------------------------------------------------
 Spain -- 3.5%
   5,000 Acerinox S.A. .......................................         130,693
   4,250 Actividades De Construccion y Servicios S.A. ........         156,766
   3,847 Sociedad General de Aguas De Barcelona S.A. .........         239,880
 716,714 Argentaria Caja Postal Y(a)..........................      17,152,479
  21,851 Autopistas Concesionaria Espanola S.A., Registered
          Shares..............................................         309,926
 209,825 Banco Bilbao Vizcaya S.A.(a).........................       3,107,375
 101,155 Banco Central Hispanoamericano S.A. .................       1,207,094
 107,068 Banco Santander S.A.(a)..............................       2,127,466
   1,200 Corp Financiara Alba S.A. ...........................         173,233
   5,300 Corp Mapfre..........................................         115,785
   3,500 Cortefiel SA.(a).....................................          91,024
   4,450 Dragados Y Construcciones S.A. ......................         171,959
   6,066 Azucarera Ebro Agicolas..............................         123,995
   1,950 El Aguila S.A.* .....................................          21,407
   1,650 Empresa Nac de Celulosa S.A. ........................          27,243
  90,800 Endesa S.A.(b) ......................................       2,406,288
  11,200 Ercros S.A.*.........................................          13,524
   5,200 Fomento De Construcciones y Constras S.A. ...........         368,774
  13,654 Gas Natural SDG S.A. ................................       1,357,290
  82,472 Iberdrola S.A. ......................................       1,290,166
   3,200 Inmobilaria Urbis S.A.*..............................          51,640
   3,858 Metrovacesa S.A. ....................................          99,310
   1,650 Portland Valderrivas S.A. ...........................          64,376
   4,650 Prosegur CIA de Seguridad S.A., Registerd Shares.....          45,636
  77,650 Puleva S.A. .........................................          46,884
  27,443 Repsol S.A.(b) ......................................       1,443,084
   2,750 Sol Melia S.A. ......................................         102,312
  16,000 Tabacalera S.A., Class A Shares(a)...................         359,025
 282,407 Telefonica S.A.(a)(b)................................      12,897,137
  19,050 Telepizza S.A.(a)....................................         155,802
  25,400 Union Electrica Fenosa S.A. .........................         431,926
   4,100 Uralita S.A. ........................................          40,779
  10,050 Vallehermoso S.A. ...................................         122,575
   1,890 Viscofan Industria Navarra De Envolturas Celulosicas
          S.A. ...............................................          57,514
   5,518 Zardoya-Otis S.A. ...................................         161,451
------------------------------------------------------------------------------
                                                                    46,671,818
------------------------------------------------------------------------------
 Sweden -- 1.7%
  64,500 ABB AB, Class A Shares(b)............................         730,455
  23,000 ABB AB, Class B Shares(a)............................         259,072
  11,800 AGA, Class A Shares..................................         155,187
  10,300 AGA, Class B Shares..................................         134,833

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 Sweden -- 1.7% (continued)
   1,935 Asticus AB*..........................................  $       19,086
 140,601 Astra AB, Class A Shares(a)..........................       2,782,227
  27,733 Astra AB, Class B Shares(a)..........................         547,101
  10,400 Atlas Copco AB, Class A Shares(a)....................         256,453
   5,500 Atlas Copco AB, Class B Shares.......................         134,285
   4,100 Autoliv Inc. ........................................         155,800
   3,870 Diligentia AB........................................          25,683
  10,700 Drott AB, Class B Shares(a)..........................          91,207
  33,000 Electrolux AB, Class B Shares(a).....................         624,878
 205,100 Trlefonaktiebolaget LM Ericsson, Class B
          Shares(a)(b)........................................       5,419,715
   1,400 Esselete AB, Class A Shares..........................          21,566
   1,100 Esselete AB, Class B Shares..........................          17,547
  34,000 Foreningssparbaken AB(a).............................         776,302
   2,850 Granges AB...........................................          39,217
  21,800 Hennes Maurtz, Class B Shares(a).....................       1,677,739
   1,615 Mandamus AB..........................................           9,341
  10,000 Netcom AB, Class B Shares*...........................         381,149
   7,800 Om Gruppen AB(a).....................................         101,631
  17,500 Sandvik AB, Class A Shares...........................         334,571
   6,400 Sandvik AB, Class B Shares(a)........................         122,357
   4,800 Scancem AB, Class A Shares...........................         166,585
  26,400 Securitas AB, Class B Shares.........................         435,606
 173,450 Skandinaviska Enskilda Banken, Class A Shares(a).....       1,932,619
  49,400 Skandia Forsakrings AB(a)............................         905,345
  21,700 Skanska AB, Class B Shares(a)........................         710,825
   3,700 SKF AB, Class A Shares(a)............................          48,885
   5,800 SKF AB, Class B Shares(a)............................          79,810
  12,095 Stora Enso, Class A Shares...........................         107,551
  28,978 Stora Enso, Class R Shares...........................         256,087
  17,900 Svenska Cellolosa AB, Class B Shares.................         356,386
  40,600 Svenska Handelsbanken, Class A Shares(a).............       1,433,755
   1,600 Svenska Handelsbanken, Class B Shares................          49,098
   3,200 Svenskt Stal AB, Class A Shares......................          33,122
   8,600 Svenskt Stal AB, Class B Shares......................          90,586
  36,000 Swedish Match AB(a)..................................         118,801
  10,700 Trelleborg AB, Class B Shares*.......................          95,768
  12,100 Volvo AB, Class A Shares.............................         307,215
  29,200 Volvo AB, Class B Shares(a)..........................         755,601
   6,800 Wm-Data AB, Class B Shares...........................         293,960
------------------------------------------------------------------------------
                                                                    22,995,007
------------------------------------------------------------------------------
 Switzerland -- 7.6%
     888 ABB AG -- Bearer Shares..............................       1,084,645
     610 ABB AG -- Registered Shares..........................         148,174
   1,838 Adecco S.A. .........................................         963,963
     680 Alusuisse Lonza Group AG.............................         755,972
  28,900 Credit Suisse Group(b)...............................       4,487,267
     310 Danzas Holding AG Registered Shares..................         125,788
     380 Fischer Georg AG Registered Shares...................         124,560
     185 Forbo Holdings AG Registered Shares..................          75,322
     410 Holderbank Financiere AG.............................         103,271
     764 Holderbank Financiere Glarus AG, Class B Shares......         795,053
     140 Interdiscount Holding................................           2,608
      90 Jelnoli Holding AG, Registered Shares................          15,775
      55 Jelnoli Holding AG, Bearer Shares....................          48,202
      35 Kuoni Reisen Holdings AG, Registered Shares..........         142,502
      55 Movenpick Holdings AG, Bearer Shares.................          30,211

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 Switzerland -- 7.6% (continued)
        35 Movenpick Holdings AG, Participating Certificates..   $       19,177
     6,845 Nestle AG Registered Shares........................       12,919,104
       714 Novartis AG, Bearer Shares.........................        1,251,507
    13,882 Novartis AG, Registered Shares.....................       24,351,696
     2,127 Roche Holding AG, Genuss...........................       26,934,269
       175 Roche Holdings AG, Bearer Shares...................        3,127,199
         8 Roche Holding Genuss...............................          101,304
     1,235 Sairgroup, Registered Shares.......................          265,902
       145 Schindler Holdings.................................          235,145
        30 Schindler Holdings, Registered Shares..............           51,549
     1,555 Schnweizerische Ruckeiischerugs-Gesellschaft,
            Registered Shares.................................        3,482,144
     8,577 Schweizerische Lebensver schicherungs-
            undrentenstalt, Bearer Shares.....................        5,356,555
       250 Sika Finanz AG, Bearer Shares......................           64,350
     1,685 Swatch Group - Registered Shares...................          231,686
       190 Societe General De Surveillance Holdings S.A.,
            Class B Shares....................................          142,916
       410 Sulzer AG..........................................          241,908
       405 Swatch Group AG, Bearer Shares.....................          257,125
     8,000 Swisscom AG........................................        3,163,342
    23,254 UAB-AG.............................................        7,237,240
       430 Valora Holding.....................................           95,103
     5,135 Zurich Allied AG, Registered Shares................        3,419,459
-------------------------------------------------------------------------------
                                                                    101,851,993
-------------------------------------------------------------------------------
 U.S.A. -- 0.2%
    89,430 Gedeon Richter.....................................        3,043,767
-------------------------------------------------------------------------------
 United Kingdom -- 22.4%
   147,800 Abbey National PLC.................................        2,973,900
   540,666 Allied Zurich PLC..................................        7,981,540
    21,000 AMEC PLC...........................................           62,742
     3,030 Amstrad PLC........................................            2,402
    25,853 Angliam Water PLC..................................          300,273
    84,400 Arjo Wiggins Appleton PLC..........................          162,926
   905,407 Asda Group PLC.....................................        2,259,093
    92,300 Assocd British Foods PLC...........................          704,574
   108,900 BAA PLC............................................        1,233,416
   159,083 Barclays Bank PLC..................................        4,268,751
    23,700 Barratt Development PLC............................           99,474
    81,182 Bass PLC...........................................        1,124,314
    42,800 BBA Group PLC......................................          259,863
    12,900 The Berkeyley Group PLC............................          116,761
   411,347 BG PLC.............................................        2,426,685
    43,036 BICC Group.........................................           61,704
    75,900 Blue Circle Industries PLC.........................          379,670
    49,900 BOC Group PLC......................................          675,491
    95,500 Boots Co., PLC.....................................        1,539,088
    20,842 Bowthorpe PLC......................................          125,375
 1,004,482 BP Amoco PLC.......................................       14,345,834
    52,500 BPB PLC............................................          197,226
 2,659,503 British Aerospace PLC..............................       16,892,969
   106,300 British Airways PLC................................          780,791
   885,166 British American Tobacco PLC.......................        8,132,432
    52,800 British Land Co. PLC...............................          428,002
 1,317,189 British Sky Broadcasting Group PLC.................       12,159,657
   208,600 British Steel PLC..................................          415,214
   671,216 British Telecomm PLC...............................       11,623,858

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 United Kingdom -- 22.4% (continued)
   403,781 BTR Siebe............................................  $    1,698,001
    45,800 Bunzl PLC............................................         166,186
    21,600 Burmah Castrol PLC...................................         280,804
   249,407 Cable & Wireless PLC.................................       3,394,175
   105,700 Cadbury Schweppes PLC................................       1,639,127
    53,060 Caradon PLC..........................................         130,903
    61,950 Carlton Communications PLC...........................         617,296
   451,200 Centrica PLC.........................................         842,087
   136,907 CGU PLC..............................................       2,027,658
    55,300 Coats Viyella PLC....................................          33,664
     9,600 Cobham PLC...........................................         121,495
    68,200 Compass Group PLC....................................         860,940
     6,100 Courtaulds Textile PLC...............................          14,756
    17,700 De La Rue PLC........................................          58,412
    11,800 Delta PLC............................................          23,629
 1,423,822 Diageo PLC...........................................      15,784,255
    43,738 Electrocomponents PLC................................         255,048
    44,080 Elementis PLC........................................          51,902
    80,400 Emi Group PLC........................................         581,857
    31,600 English China Clay PLC...............................         120,989
    58,000 FXI PLC..............................................         150,988
   284,700 General Electric Co. PLC.............................       2,328,335
    72,500 GKN PLC..............................................         970,971
   950,784 Glaxo Wellcome PLC...................................      30,432,642
    94,287 Granada Group PLC....................................       1,905,466
    38,588 Great Portland Estates PLC...........................         122,708
   103,000 Great Universal Stores PLC...........................       1,315,097
    97,309 Guardian Royal Exchange PLC..........................         553,013
   262,139 Halifax PLC..........................................       3,237,787
    29,291 Hammerson PLC........................................         186,992
    66,725 Hanson PLC...........................................         547,294
    19,300 Hepworth PLC.........................................          47,460
    91,811 HSBC Holdings PLC....................................       2,691,585
   188,955 HSBC Holdings PLC (75p)..............................       5,421,460
    14,800 Hyder PLC............................................         188,609
    35,600 IMI PLC..............................................         129,745
   713,568 Imperial Chemical PLC................................       6,190,078
    36,910 Imperial Tobacco Group PLC...........................         430,464
    12,100 Jarvis PLC...........................................         104,965
    22,200 Johnson Matthey PLC..................................         163,418
   141,600 Kingfisher PLC.......................................       1,772,778
   121,021 Ladbroke Group PLC...................................         561,754
    14,600 Laird Group PLC......................................          52,157
    55,500 Land Securities PLC..................................         721,067
    98,900 Lasmo PLC*...........................................         192,897
   133,250 Legal & General Group PLC............................       1,663,970
    11,700 Lex Service PLC......................................          78,628
   564,564 Lloyds TSB Group PLC.................................       8,207,712
    15,527 Lonhro Africa PLC....................................          12,561
    25,528 Lonmin PLC...........................................         163,886
 3,124,093 Lucasvarity PLC......................................      14,201,105
   299,474 Marks & Spencer PLC..................................       2,037,768
         1 Marley...............................................               1
    35,439 MEPC PLC.............................................         267,403
    16,300 Meyer International PLC..............................          88,521
    60,100 Misys PLC............................................         579,606
   154,264 National Grid Group PLC..............................       1,113,944

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 United Kingdom -- 22.4% (continued)
   129,500 National Power PLC.................................  $    1,032,108
    38,300 Next PLC...........................................         444,221
    14,400 Ocean Group PLC....................................         194,239
    63,055 Pearson PLC........................................       1,384,902
    63,919 Peninsular & Orient Steam Navigation Co. ..........         740,850
   106,100 Pilkington PLC.....................................         107,082
    26,556 Provident Financial PLC............................         412,028
   202,900 Prudential Corp PLC................................       2,769,389
    29,200 Racal Electronics PLC..............................         188,750
   452,430 Railtrack Group PLC................................      11,198,044
    77,300 Rank Group PLC.....................................         296,893
   116,800 Reed International PLC.............................       1,133,907
   299,100 Rentokil Initial PLC...............................       2,238,865
   153,566 Reuters Group PLC..................................       2,114,478
    40,133 Rexam PLC..........................................         127,301
   109,700 Rio Tinto PLC......................................       1,423,488
    26,700 RMC Group PLC......................................         295,777
   151,600 Rolls Royce PLC....................................         665,444
   161,521 Royal & Sun Alliance Insurance Group PLC...........       1,364,293
    89,916 Royal Bank Scotland Group PLC......................       1,765,275
    66,400 Rugby Group PLC....................................         101,585
   111,900 Safeway PLC........................................         488,045
   199,500 Sainsbury..........................................       1,154,550
    30,601 Schroeders PLC.....................................         634,845
    63,200 Scottish & Newcastle PLC...........................         696,574
    48,705 Scottish & Southern PLC............................         451,769
   122,049 Scottish Power PLC.................................       1,135,985
    15,630 Sears PLC..........................................          89,515
    15,630 Selfridges PLC.....................................          59,843
    40,400 Slough Estates PLC.................................         213,578
   580,478 Smithkline Beecham PLC.............................       8,187,992
    31,300 Smiths Industries PLC..............................         476,605
 1,825,372 Somerfield PLC.....................................      10,951,296
    41,600 St. James Place Capital PLC........................         194,931
   133,000 Stagecoach Holdings PLC............................         508,162
   100,683 Tarmac PLC.........................................         172,181
    45,700 Tate & Lyle PLC....................................         331,281
    40,653 Taylor Woodrow PLC.................................         110,388
   687,403 Tesco PLC..........................................       1,951,910
    35,658 Thames Water PLC...................................         579,243
    49,018 TI Group PLC.......................................         308,217
     5,030 Transport Development Group PLC....................          18,654
    24,500 Unigate PLC........................................         167,789
   339,248 Unilever PLC.......................................       3,249,980
    48,267 United Biscuits Holdings PLC.......................         140,341
    56,020 United Utilities PLC...............................         708,977
     9,045 Value Realization Trust PLC*.......................          18,753
    23,067 Vickers PLC........................................          54,690
     2,967 Viglen Floating Rate Guaranteed Loan Notes.........               0
     6,900 Viglen Technology Letter of Entitlement litigation
            Notes*............................................               0
 1,272,212 Vodafone Group PLC.................................      23,407,379
    71,718 Williams PLC.......................................         446,066
    11,800 Wilson Connolly Holdings...........................          23,629
    28,500 George Wimpey PLC..................................          60,723

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                        International Equity Investments

   SHARES                        SECURITY                           VALUE

------------------------------------------------------------------------------
 United Kingdom -- 22.4% (continued)
     58,500 Wolseley PLC......................................  $      377,679
     98,744 Zeneca Group PLC..................................       4,111,159
------------------------------------------------------------------------------
                                                                   300,753,692
------------------------------------------------------------------------------
            TOTAL STOCK (Cost -- $1,125,867,010)..............   1,317,561,656
------------------------------------------------------------------------------
    FACE
   AMOUNT                        SECURITY                           VALUE
------------------------------------------------------------------------------
 CORPORATE BOND -- 0.0%
 Italy -- 0.0%
 28,028,000 Olivetti Convertible Bond, 6.500% due 9/30/02
             (Cost -- $15,976)................................          85,719
------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.9%
 26,000,000 CIBC Wood Gundy Securities Inc., 4.580% due
            3/1/99; Proceeds at maturity -- $26,009,926;
            (Fully collateralized by U.S. Treasury Bill due
            7/8/99; Market Value -- $26,520,092)
            (Cost -- $26,000,000).............................      26,000,000
------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
              $1,151,882,986**)...............................  $1,343,647,375
------------------------------------------------------------------------------

(a) All or a portion of this security is on loan (See Note 12).
(b) Security is segregated for futures contracts commitments.
 * Non-income producing security.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 ++Represents local currency.
 # Risp NC -- Risparmio Non-Convertible (Non-Convertible savings shares).
 ** Aggregate cost for Federal income tax purposes is substantially the same.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Japan 18.8%                                                         18.8
United Kingdom 22.4%                                                22.4
France 9.9%                                                          9.9
Germany 8.1%                                                         8.1
Spain 3.5%                                                           3.5
Australia 1.9%                                                       1.9
Italy 7.6%                                                           7.6
Switzerland 7.6%                                                     7.6
Repurchase Agreement 1.9%                                            1.9
Netherlands 7.2%                                                     7.2
Other Stocks 11.1%                                                  11.1





                       See Notes to Financial Statements.

 Schedule of Investments (unaudited) (continued)              February 28, 1999
                     International Fixed Income Investments

      FACE
    AMOUNT+                         SECURITY                          VALUE

-------------------------------------------------------------------------------
 BONDS -- 95.5%
-------------------------------------------------------------------------------
 Australia -- 8.2%
     16,600,000 Australian Government, 5.750% due 6/15/11.......   $ 10,393,517
     13,300,000 Federal National Mortgage Association, 6.375%
                 due 8/15/07....................................      8,519,025
-------------------------------------------------------------------------------
                                                                     18,912,542
-------------------------------------------------------------------------------
 Canada -- 7.8%
                Canadian Government:
      9,740,000 9.750% due 6/1/01...............................      7,037,061
      5,970,000 5.500% due 6/1/09...............................      3,993,315
      7,650,000 8.000% due 6/1/23(a)............................      6,764,637
-------------------------------------------------------------------------------
                                                                     17,795,013
-------------------------------------------------------------------------------
 Denmark -- 3.4%
                Kingdom of Denmark:
     31,710,000 7.000% due 12/15/04.............................      5,383,560
     12,999,000 7.000% due 11/10/24.............................      2,398,649
-------------------------------------------------------------------------------
                                                                      7,782,209
-------------------------------------------------------------------------------
 European Currency Unit -- 14.4%
      5,400,000 European Investment Bank, 5.000% due 4/15/08....      6,281,455
      6,600,000 General Motors Acceptance Corp., 4.000% due
                 2/9/06.........................................      7,088,274
      8,800,000 Netherland Government, 5.750% due 1/15/04.......     10,583,263
      7,309,429 Treuhandanstaldt, 6.625% due 7/9/03.............      9,024,145
-------------------------------------------------------------------------------
                                                                     32,977,137
-------------------------------------------------------------------------------
 France -- 0.8%
     10,000,000 Philips Electric, 7.125% due 2/6/08.............      1,947,216
-------------------------------------------------------------------------------
 Germany -- 21.3%
      3,340,000 AB Innvestor Group, 5.250% due 6/16/08..........      1,951,098
      3,088,045 Bundesrepublic Deutschland, 5.625% due 1/21/02..      3,733,818
      7,853,443 Bundesrepublic Deutschland, 6.000% due 9/15/03..      9,531,970
      3,798,000 Bundesrepublic Deutschland, 5.250% due 1/4/08...      4,540,956
      5,419,693 Caisse D'Amortissement de la Dette Societe,
                 5.125% due 10/25/08............................      6,360,885
      3,170,010 Depfa-Bank, 5.500% due 1/15/13..................      3,806,127
      4,700,000 DSL Finance NV, 5.750% due 3/19/09..............      2,916,759
     12,700,000 Ford Motor Credit Co., 5.250% due 6/16/08.......      7,441,657
      2,745,637 Kreditanstalt Fuer Wiederaufbau, 5.000% due
                 1/4/09.........................................      3,199,843
      9,400,000 Lloyds Bank PLC, 5.250% due 7/14/08.............      5,506,679
-------------------------------------------------------------------------------
                                                                     48,989,792
-------------------------------------------------------------------------------
 Greece -- 10.0%
                Hellenic Republic:
  1,424,000,000 8.010% due 4/1/03...............................      5,189,268
    700,000,000 8.010% due 4/1/03...............................      2,555,783
    500,000,000 6.600% due 1/15/04..............................      1,718,697
  1,480,000,000 7.830% due 4/8/05...............................      5,595,991
    288,000,000 7.740% due 3/26/08..............................      1,137,851
  1,095,000,000 8.600% due 3/26/08..............................      4,326,203
    443,000,000 7.500% due 5/20/13..............................      1,682,070
    225,000,000 6.500% due 1/11/14..............................        795,292
-------------------------------------------------------------------------------
                                                                     23,001,155
-------------------------------------------------------------------------------
 New Zealand -- 1.1%
      4,462,000 New Zealand Government, 7.000% due 7/15/09(a)...      2,543,160
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (unaudited) (continued)              February 28, 1999
                     International Fixed Income Investments

      FACE
    AMOUNT+                          SECURITY                          VALUE

--------------------------------------------------------------------------------
 Sweden -- 5.0%
                Swedish Governement:
     36,000,000 13.000% due 6/15/01..............................   $  5,286,678
     19,400,000 6.500% due 10/25/06..............................      2,783,139
     26,000,000 Kreditanstalt Fuer Wiederaufbaur International
                 Finance, 7.500% due 5/30/00.....................      3,316,456
--------------------------------------------------------------------------------
                                                                      11,386,273
--------------------------------------------------------------------------------
 United Kingdom -- 23.5%
      1,000,000 BG PLC, 7.000% due 4/4/00........................      1,622,985
      2,500,000 Cadbury Schweppes PLC, 8.000% due 12/29/00.......      4,163,997
      7,100,000 European Investment Bank, 7.000% due 12/8/03.....      1,227,122
      1,173,000 Federal National Mortgage Association, 6.875% due
                 12/7/05.........................................      1,979,317
      2,600,000 Glaxo Wellcome PLC, 8.750% due 12/1/05...........      5,009,217
      3,000,000 International Bank Reconstruction & Development,
                 6.500% due 1/07/03..............................      5,044,198
      4,200,000 Japan Finance Corp. Muni Enterprise, 6.375% due
                 3/9/04(a).......................................      6,982,730
      3,200,000 Prudential Financial BV, 9.375% due 6/4/07.......      6,374,163
      5,500,000 United Kingdom Treasury, 8.500% due 12/7/05......     10,746,772
      6,100,000 United Kingdom Treasury, 6.750% due 11/26/04.....     10,830,524
--------------------------------------------------------------------------------
                                                                      53,981,025
--------------------------------------------------------------------------------
                TOTAL BONDS (Cost -- $220,890,565)...............    219,315,522
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 4.5%
    $10,350,000 CIBC Wood Gundy Securities Inc., 4.580% due
                3/1/99; Proceeds at maturity -- $10,353,950;
                (Fully collateralized by U.S. Treasury Bill, due
                7/8/99;
                Market value -- $10,557,086) (Cost --
                $10,350,000).....................................     10,350,000
--------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100% (Cost --
                  $231,240,565**)................................   $229,665,522
--------------------------------------------------------------------------------

(a) All or a portion of this security is on loan (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Denmark 3.4%                                                         3.4
Germany 21.3%                                                       21.3
European Currency Unit 14.4%                                        14.4
Other Bonds 9.7%                                                     9.7
Australia 8.2%                                                       8.2
Greece 10.0%                                                          10
Sweden 5.0%                                                            5
United Kingdom 23.5%                                                23.5
Repurchase Agreement 4.5%                                            4.5





                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                      Emerging Markets Equity Investments

   SHARES                          SECURITY                          VALUE

------------------------------------------------------------------------------
 STOCK -- 97.3%
------------------------------------------------------------------------------
 Argentina -- 3.9%
      71,790 Astra Cia Argentina De Petroleo S.A. ..............  $     91,927
      23,527 Banco de Galicia y Buenos Aires S.A. de C.V. ......        74,375
       6,086 Banco Frances S.A. ................................        34,521
      22,934 Central Puerto S.A. ...............................        50,474
      10,677 Cresud S.A.C.I.F.y.A...............................        11,108
       8,903 IRSA Inversiones y Representaciones S.A. ..........        20,752
       7,530 Juab Minetti S.A. .................................        14,689
      11,700 Molinas Rio de la Plata S.A. ......................        21,068
       5,020 Nobleza Piccardo S.A.I.C. y F. ....................        18,581
      72,514 Perez Companc S.A. ................................       293,799
      10,173 Renault Argentina S.A. ............................         9,973
      87,234 Siderca S.A. ......................................        78,356
      48,920 Sociedad Comercial del Plata S.A. .................        24,959
       3,486 Telecom Argentina Stet -- France Telecom S.A. .....        18,762
     190,700 Telefonica de Argentina S.A. ADR...................     4,985,576
     116,932 YPF Sociedad Anonima...............................     3,391,974
------------------------------------------------------------------------------
                                                                     9,140,894
------------------------------------------------------------------------------
 Brazil -- 8.8%
       5,500 Aracruz Celulose S.A. .............................        70,812
 149,162,000 Banco Bradesco S.A. Preferred......................       578,151
   3,420,000 Banco do Estado de Sao Paolo.......................        89,826
   4,233,800 Banco Itau S.A. Preferred..........................     1,458,875
   1,210,000 Caemi Mineracao e Metalurgia S.A. .................        23,616
  55,139,000 Centrais Electricas Brasileiras S.A. ..............       717,845
      10,000 Companhia Brasileira de Distribuicao Grupo Pao de
              Acucar............................................       111,875
  14,600,000 Companhia Brasileira de Petroleo Ipiranga..........        55,585
     202,000 Companhia Cervejaria Brahma........................        58,896
     636,800 Companhia Cervejaria Brahma Preferred..............       236,306
  12,657,004 Companhia Energetica de Minas Gerais ADR...........     1,654,632
   6,000,000 Companhia Energetica de Sao Paolo..................        67,084
      31,100 Companhia Paranaense de Energia....................       139,950
 112,279,100 Companhia Paranaense de Energia -- Copel Preferred
              Series B..........................................       503,226
   3,412,000 Companhia Siderurgica Nacional.....................        30,420
     238,100 Companhia Vale Do Rio Doc..........................     2,989,159
     370,667 Copene Petroquimica do Nordeste S.A. ..............        29,564
  36,966,600 Embratel Participacoes S.A. .......................       711,165
  16,800,000 Gerdau Metalurgica S.A. Preferred..................       113,349
     300,000 Industrias Klabin S.A. ............................        56,385
     220,000 Investimentos Itau S.A. ...........................        89,060
  13,137,200 Petroleo Brasileiro S.A. Preferred.................     1,019,953
   1,670,000 Siderurgica Belgo Mineir S.A. .....................        28,329
      36,500 Souza Cruz S.A. ...................................       228,674
       5,199 Tele Centro Oeste Celular Participacoes S.A. ......        13,648
 160,676,580 Tele Centro Sul Participacoes S.A. ................     1,499,249
      15,600 Telecomunicacoes Brasileiras S.A. ADR..............         2,681
  30,532,475 Telecomunicacoes de Sao Paulo S.A. Preferred.......     2,795,744
     260,000 Telecomunicacoes do Parana S.A. ...................        31,951
   9,630,780 Telemig Cellular S.A.*.............................       106,785
  61,300,780 Tele Nordeste Celular Participacoes S.A. ..........        56,208
 193,591,013 Tele Norte Leste Participacoes S.A. ...............     2,151,191
   4,650,000 Telerj Cellular S.A.*..............................        45,939
  95,199,852 Telesp Cellular S.A.*(a)...........................     2,064,056

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                      Emerging Markets Equity Investments

   SHARES                           SECURITY                           VALUE

--------------------------------------------------------------------------------
 Brazil -- 8.8% (continued)
 294,357,720 Tele Sudeste Cellular Participacoes S.A.(a)..........  $    807,566
      25,000 Usinas Siderurigicas S.A. ...........................        29,879
--------------------------------------------------------------------------------
                                                                      20,667,634
--------------------------------------------------------------------------------
 Chile -- 2.9%
       9,900 Banca Santander Chili S.A.(a)........................       141,693
       2,300 Banco de A. Edwards..................................        25,012
     145,700 Cia. de Telecomunicaciones de Chile S.A. ............     3,223,612
      12,100 Embotelladora Andina S.A. ...........................       158,056
      13,200 Empresa Nacional de Electricidad S.A. ADR(a).........       166,650
     121,500 Enersis S.A. ........................................     2,961,562
       5,800 Gener S.A. ..........................................        87,000
       2,500 Madeco S.A. .........................................        17,187
       1,500 Santa Isabel S.A. ADR................................        11,437
       4,400 Sociedad Quimica y Minera de Chile S.A. .............       132,000
       1,000 Vina Concha Y Toro...................................        28,500
--------------------------------------------------------------------------------
                                                                       6,952,709
--------------------------------------------------------------------------------
 China -- 0.6%
       7,900 Guangshen Railway Co. Ltd. ..........................        44,437
     143,600 Huaneng Power International, Inc. ADR*...............     1,256,500
       4,900 Shanghai Petrochemical Co. Ltd. .....................        39,812
--------------------------------------------------------------------------------
                                                                       1,340,749
--------------------------------------------------------------------------------
 Columbia -- 0.4%
      28,900 Banco Ganadero S.A.(a)...............................       505,750
      85,100 Bancolumbia S.A.(a)..................................       329,762
       6,000 Cementos Diamente S.A. ..............................        11,438
--------------------------------------------------------------------------------
                                                                         846,950
--------------------------------------------------------------------------------
 Croatia -- 1.0%
     143,943 Pliva D.D. GDR.......................................     2,439,833
--------------------------------------------------------------------------------
 Czech Republic -- 0.7%
       1,100 Ceske Radiokomunikace................................        34,100
     129,936 SPT Telecom A.S. ....................................     1,468,674
      20,675 SPT Telecom A.S. GDR*................................       235,178
--------------------------------------------------------------------------------
                                                                       1,737,952
--------------------------------------------------------------------------------
 Egypt -- 0.1%
       3,280 Al-Ahram Beverages Co. S.A.E. .......................       112,766
       1,190 Madinet NASR.........................................        42,809
--------------------------------------------------------------------------------
                                                                         155,575
--------------------------------------------------------------------------------
 Estonia -- 0.1%
       8,111 Estonia Telecom Ltd.+................................       172,358
--------------------------------------------------------------------------------
 Greece -- 10.0%
       8,400 Aegek S.A. ..........................................        71,647
      49,630 Alpha Credit Bank....................................     5,697,882
       1,200 Aluminum of Greece S.A. .............................        88,433
         680 Commercial Bank of Greece S.A. ......................        83,520
       2,020 Delta Dairy S.A. ....................................        42,054
       2,840 Elais S.A. ..........................................        63,272
       6,400 Ergo Bank S.A. ......................................       470,555
       2,820 Hellas Can Packaging S.A. ...........................        61,576
      10,540 Hellenic Bottling Co. S.A. ..........................       351,513

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                      Emerging Markets Equity Investments

  SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Greece -- 10.0% (continued)
    19,340 Hellenic Petroleum S.A.*...............................  $    174,198
     9,140 Hellenic Technodomiki S.A. ............................       108,987
   256,152 Hellenic Telecommunication Organization S.A. ..........     6,746,821
     2,540 Heracles General Cement S.A. ..........................        64,128
     3,580 Intracom S.A. .........................................       258,331
    11,594 Lavipharm S.A. ........................................        98,100
    13,100 Michaniki S.A. ........................................       113,971
    76,040 National Bank of Greece S.A. ..........................     5,562,257
     6,540 Nikas S.A. ............................................       106,768
    32,121 Panafon Hellenic Telecom S.A. .........................     1,024,671
     4,904 Papastratos Cigarettes S.A. ...........................        76,630
    24,880 Selected Textiles Ind. Assoc. S.A. ....................        73,511
    28,720 Titan Cement Co. S.A. .................................     2,234,104
--------------------------------------------------------------------------------
                                                                      23,572,929
--------------------------------------------------------------------------------
 Hong Kong -- 3.8%
   212,000 Beijing Datang Power Generation Co. Ltd. ..............        46,516
   520,000 Beijing Yanhua Petrochemical Co. Ltd. .................        34,900
   755,500 Cheung Kong Infrastructure Holdings(a).................     1,355,410
 1,084,500 China Telecom..........................................     2,001,652
   102,000 Guangdong Kelon Elecctrical Holdings Co. Ltd. .........        68,458
    65,700 HSBC Holdings PLC*.....................................     1,848,602
   195,000 Hutchison Whampoa Ltd. ................................     1,352,803
   962,000 New World Development Ltd. ............................     1,769,340
 3,898,000 Qingling Motors Co. ...................................       482,986
   470,000 Zhehuang Expressway Co. Ltd.*..........................        76,434
--------------------------------------------------------------------------------
                                                                       9,037,101
--------------------------------------------------------------------------------
 Hungary -- 5.2%
     1,090 Gedeon Richter Ltd. RT. GDR............................        37,017
     9,430 Magyar Tavkozlesi RT. .................................       232,116
   238,160 Matav RT. .............................................     5,349,455
   169,608 MOL Magyar Olaj-es Gazipari RT. .......................     4,155,396
    64,868 OTP Bank RT. ..........................................     2,555,799
--------------------------------------------------------------------------------
                                                                      12,329,783
--------------------------------------------------------------------------------
 India -- 6.3%
    72,400 BSES Ltd.GDR*..........................................       863,370
    54,700 BSES Ltd. GDR Registered Shares*.......................       650,930
     9,600 ITC Ltd. GDR...........................................       200,640
   401,700 Mahanagar Telephone Nigam Ltd.*........................     3,906,532
    25,000 Pentafour Software & Exports Ltd. .....................       481,250
   611,670 Reliance Industries Ltd. GDR...........................     4,174,647
   261,000 State Bank of India GDR................................     1,872,675
   272,000 Videsh Sachar Nigam Ltd. ..............................     2,604,400
--------------------------------------------------------------------------------
                                                                      14,754,444
--------------------------------------------------------------------------------
 Indonesia -- 0.1%
   267,000 PT Aneka Tambang Tbk...................................        43,807
    35,000 PT Gudang Garam Tbk....................................        48,712
     7,500 PT Indofood Sukses Makmur Tbk*.........................         4,009
    38,500 PT Indosat Tbk.........................................        53,148
    78,000 PT Tambang Timah Tbk...................................        43,688
   115,000 PT Telekomunikasi Indonesia............................        35,785
--------------------------------------------------------------------------------
                                                                         229,149
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             Febraury 28, 1999
                      Emerging Markets Equity Investments
                       See Notes to Financial Statements.

  SHARES                          SECURITY                            VALUE

-------------------------------------------------------------------------------
 Israel -- 4.4%
     8,358 Azorim Investment Development & Construction
            Co. Ltd.............................................   $     65,277
   818,835 Bank Hapoalim Ltd.*..................................      1,586,669
   328,500 Bank Leumi Le........................................        489,583
   290,392 Bezeq Israeli Telecommunication Co. Ltd. ............      1,014,864
     3,740 Blue Square Chain Investments and Properties Ltd.*...         48,252
     7,230 Discount Investment Corp. ...........................        223,904
    64,510 ECI Telecommunications Ltd. .........................      2,370,742
    11,819 Elbit Systems Ltd. ..................................        160,955
    19,650 Elco Holdings Ltd. ..................................        102,475
     2,906 Elite Industries Ltd.*...............................        101,271
     9,100 Elron Electronics Industries Ltd.*...................        157,214
     6,700 Formula Systems Ltd.*................................        173,544
     3,425 Gilat Satellite Networks Ltd.*(a)....................        202,931
    28,338 Israel Chemicals Ltd.*...............................         28,856
    24,940 Koor Industries Ltd. ................................      2,404,003
     2,870 New Dimension Software Ltd.*.........................        134,172
     1,800 Orbotech, Ltd.*......................................         82,462
     2,800 Scitex Corp. Ltd.*...................................         25,725
    23,155 Supersol Ltd. .......................................         58,717
    21,300 Teva Pharmaceutical Industries Ltd. .................        861,318
-------------------------------------------------------------------------------
                                                                     10,292,934
-------------------------------------------------------------------------------
 Mexico -- 13.6%
    38,000 Alfa, S.A. de C.V. ..................................         93,520
    35,000 Carso Global Telecom.................................        149,773
   520,700 Cemex S.A. de C.V.(a)................................      2,500,457
 2,055,890 Cifra SA de C.V. ....................................      2,602,990
    14,700 Coca-Cola Femsa S.A. ................................        203,043
   245,000 Controladora Comercial Mexicana S.A. de C.V. ........        205,745
    40,000 Corporacion GEO, S.A. de C.V.*.......................        104,470
    57,000 Corporacion Interamericana de Entretenimiento S.A.*..        149,156
   113,000 Cydsa S.A. ..........................................        114,872
   253,200 Desc S.A. de C.V. ...................................        333,450
    72,000 Embotelladora Argos S.A. ............................         80,859
    50,000 Empresas ICA Sociedad Controladora S.A. de C.V. .....         37,669
    56,000 Empresas La Moderna S.A. de C.V. ....................        328,518
   967,284 Fomento Economico Mexicano, S.A. de C.V. ............      2,766,371
   764,517 Grupo Carso S.A. de C.V. ............................      2,641,739
   100,000 Grupo Casa Autrey S.A. de C.V. ......................         59,266
    36,000 Grupo Continental S.A. ..............................         89,321
   159,300 Grupo Financiero Banamex Accival, S.A. de C.V.*......        243,230
   230,000 Grupo Gigante S.A. de C.V. ..........................         67,001
   590,000 Grupo Herdez S.A. ...................................        188,468
     8,300 Grupo Imsa, S.A. de C.V. ............................        109,975
   101,000 Grupo Industrial Bimbo S.A. de C.V. .................        200,883
    96,000 Grupo Mexico S.A. ...................................        263,746
 1,275,000 Grupo Modelo S.A. de C.V. ...........................      2,836,891
    94,200 Grupo Televisa S.A.*.................................      2,307,795
    18,000 Industrias Penoles S.A. .............................         53,882
   200,000 Kimberly-Clark de Mexico S.A. de C.V. ...............        617,780
   528,250 Organizacion Soriana S.A. de C.V. ...................      1,650,283
 3,574,300 Telefonos De Mexico S.A. ............................     10,974,591
     3,000 Tubos de Acero de Mexico S.A. ADR....................         18,750
    64,000 TV Azteca, S.A. de C.V. ADR..........................         20,765
-------------------------------------------------------------------------------
                                                                     32,015,259
-------------------------------------------------------------------------------

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                      Emerging Markets Equity Investments
                       See Notes to Financial Statements.

 SHARES                           SECURITY                           VALUE

------------------------------------------------------------------------------
 Peru -- 0.0%
     5,300 Telefonica del Peru S.A. ............................  $     62,606
------------------------------------------------------------------------------
 Philipines -- 0.1%
     7,100 Philipine Long Distance Telephone Co. ...............       168,625
------------------------------------------------------------------------------
 Poland -- 3.3%
     1,430 Agora S.A. ..........................................        15,837
     9,440 Agros Holding S.A. ..................................        60,061
    23,955 Bank Handlowy w Warszawie............................       230,963
       850 Bank Przemyslowo-Handlowy S.A. ......................        44,600
    63,258 Bank Rozwoju Eksportu S.A. ..........................     1,074,343
     2,020 Bank Slaski S.A. w Katowicach........................        88,070
   112,685 BIG Bank Gdanski S.A. ...............................        84,263
    22,530 Bydgoska Fabryka Kabil S.A. .........................        34,266
     5,000 Celuloza Zaklady S.A. ...............................        11,913
     9,900 Elektrim Spolka Akcyjna S.A. ........................       101,885
     3,220 Exbud S.A. ..........................................        23,915
    33,050 KGHM Polska Miedz S.A. ..............................       201,676
    27,775 Mostostal-Export S.A. ...............................        33,090
     7,665 Okocimskie Zaklady Piwowarskie S.A. .................        40,802
     2,825 Przedsiebiorstwo Farmaceutyczne JELFA S.A. ..........        22,198
     9,105 Stomil Olsztyn S.A. .................................        40,851
 1,077,622 Telekomunikacja Polska S.A. .........................     5,630,574
     2,900 Zaklady Metali Lekkich Kety..........................        23,670
------------------------------------------------------------------------------
                                                                     7,762,977
------------------------------------------------------------------------------
 Portugal -- 0.3%
     5,500 Banco Comercial Portugues S.A. ......................       165,378
       700 Banco Espirito Santo e Comercial de Lisboa S.A. .....        19,956
     1,900 BPI -- SGPS S.A. ....................................        65,953
     1,100 Brisa-Auto Estradas de Portugal S.A. ................        56,587
       800 Cimpor-Cimentos de Portugal SGPS S.A. ...............        22,307
       800 Companhia de Seguros Mundial Confianca S.A. .........        25,152
     1,700 Corticeira Amorim SGPS S.A. .........................        20,976
     5,100 EDP-Electricidade de Portugal S.A. ..................       109,960
       900 INAPA-Investimentos Participacoes e Gestao S.A. .....         7,676
     1,800 Jeronimo Martins SGPS S.A. ..........................        73,410
       600 Jeronimo Martins SGPS S.A. Rights....................        21,184
     1,600 Portugal Telecom S.A. ...............................        78,356
     1,000 Semapa-Sociedade de Investimento e Gestao SGPS
            S.A. ...............................................        16,445
       800 Sonae Investimentos-Sociedade Gestora de
            Participacoes Socias S.A. ..........................        30,931
       500 Telecel-Comunicacaoes Pessoais S.A. .................        88,455
------------------------------------------------------------------------------
                                                                       802,726
------------------------------------------------------------------------------
 Russia -- 0.2%
     7,800 Lukoil Holding ADR(a)................................       164,048
    33,000 Surgutneftegaz ADR(a)................................       163,350
     7,200 Vimpel-Communications................................       108,000
------------------------------------------------------------------------------
                                                                       435,398
------------------------------------------------------------------------------
 South Africa -- 5.6%
    92,500 ABSA Group Ltd. .....................................       403,147
    62,000 AECI Ltd. ...........................................        89,071
     9,975 Anglo American Co. of South Africa Ltd. .............       311,084
    38,200 Anglo American Platinum Co. Ltd. ....................       627,725
    45,500 AngloGold Ltd. ......................................     1,659,887
    38,600 Anglovall Industries Ltd. ...........................       218,278

 Schedules of Investments (unaudited) (continued)             February 28, 1999
                      Emerging Markets Equity Investments
                       See Notes to Financial Statements.

 SHARES                          SECURITY                            VALUE

------------------------------------------------------------------------------
 South Africa -- 5.6% (continued)
  68,800 Anglovaal Mining Ltd. .................................  $    115,890
 145,800 Avgold Ltd.*...........................................        68,251
  22,500 Barlow Ltd. ...........................................       103,692
  41,600 De Beers...............................................       717,171
 183,400 Del Monte Royal Foods Ltd.*............................        61,873
  61,165 Dimension Data Holdings Ltd. ..........................       248,807
  10,207 Edgars Stores Ltd. ....................................        43,496
 598,300 FirstRand Ltd. ........................................       632,585
 108,700 Foschini Ltd. .........................................       201,783
  53,600 Gold Fields of South Africa Ltd. ......................        84,790
  11,600 Impala Platinum Holdings Ltd. .........................       208,219
  12,211 Imperial Holdings Ltd. ................................        83,771
   7,500 Investec Group Ltd. ...................................       287,409
 567,700 Iron & Steel Industries Corp.*.........................        97,136
  15,000 JD Group Ltd. .........................................        83,535
  15,800 Kersaf Investments Ltd. ...............................        54,834
  63,875 Liberty Life Association of Africa Ltd. ...............       879,505
  74,100 Nampak Ltd. ...........................................       141,740
  33,400 Nedcor Ltd. ...........................................       676,087
  43,900 Randfontein Estates Gold Mining Co., Witwaterdtrand,
          Ltd.*.................................................        82,201
 328,400 Rembrandt Group Ltd. ..................................     2,146,924
  32,100 Reunert Ltd. ..........................................        39,380
 114,800 Safmarine and Rennies Holdings Ltd. ...................        64,858
  61,700 Sanlam Ltd. ...........................................        44,021
  51,000 Sappi Ltd. ............................................       181,937
  56,500 Sasol Ltd. ............................................       220,254
 130,338 South African Breweries Ltd. ..........................     1,893,530
  21,200 Standard Bank Investment Co. Ltd. .....................        60,229
 515,900 Sun International Ltd. ................................        62,457
  13,700 Tiger Oats Ltd. .......................................       117,649
  24,500 The Tongaat-Hulett Group Ltd. .........................       140,000
  24,600 Western Area Gold Mining Co. Ltd.*.....................        65,719
------------------------------------------------------------------------------
                                                                    13,218,925
------------------------------------------------------------------------------
 South Korea -- 11.8%
   1,985 Dae Duck Electronics Co. ..............................       142,770
  28,200 Daewoo Corp. ..........................................        72,142
  10,200 Daewoo Electronics Co. ................................        45,018
  39,200 Daewoo Heavy Industries................................       132,001
   8,500 Daewoo Securities Co. .................................        98,651
   7,800 Hana Bank..............................................        72,676
   9,464 Hansol Paper...........................................        87,407
   7,350 Hyundai Heavy Industries...............................       144,176
  16,060 Hyundai Merchant Marine................................       198,863
   3,600 Hyundai Motor Co. Ltd. ................................        49,726
   9,400 Kookman Bank...........................................        63,767
   1,600 Korea Chemical Co. Ltd. ...............................        74,540
 281,970 Korea Electric Power Co. ..............................     6,660,345
 189,380 Korea Housing Bank.....................................     2,933,184
     649 Korea Mobile Telecom...................................       483,055
 186,490 L.G. Chemical Ltd. ....................................     2,027,230
  21,200 L.G. Electronics.......................................       213,992
   1,090 L.G. Electronics Rights................................         2,093
   4,600 L.G. Securities Co. ...................................        43,048
   7,810 Medison Co. ...........................................        73,408
   4,100 Namhae Chemical Co. ...................................       107,568

 Schedules of Investments (unaudited) (continued)             February 28. 1999
                      Emerging Markets Equity Investments

   SHARES                          SECURITY                           VALUE

-------------------------------------------------------------------------------
 South Korea -- 11.8% (continued)
      1,700 Nong Shim Co. .......................................  $     85,451
     93,968 Pohang Iron & Steel Co. Ltd.*........................     4,387,130
      1,260 S1 Co. ..............................................       194,638
      2,400 Samsung Display Devices Co.*.........................        97,098
    141,270 Samsung Electronics..................................     8,463,156
      2,008 Samsung Electronics -- Rights........................         9,354
        822 Samsung Fire & Marine Insurance......................       262,018
     20,500 Samsung Heavy Industries.............................        90,143
      5,600 Shinsegae Depatment Store Co.*.......................       115,341
      3,000 Sindo Ricoh Co.*.....................................        95,627
     12,600 Ssangyong Oil Refining Co. Ltd.*.....................       181,250
        300 Tae Kwang Industry Co.*..............................        29,914
-------------------------------------------------------------------------------
                                                                     27,736,780
-------------------------------------------------------------------------------
 Sri Lanka -- 0.2%
     63,000 Development Finance Co. of Ceylon*...................       105,558
     57,166 Hayleys Ltd.*........................................       103,594
     65,800 John Keells Holdings Ltd.*...........................       189,270
-------------------------------------------------------------------------------
                                                                        398,422
-------------------------------------------------------------------------------
 Taiwan -- 4.4%
    133,000 Asustek Computer Inc.*...............................     1,085,550
  1,253,650 CTCI Corp.*..........................................     1,394,628
  1,450,000 Evergreen Marine Corp. ..............................     1,415,810
    141,900 Hon Hai Precision Industry*..........................       686,336
    154,950 Nien Hsing Textile Corp. Ltd.*.......................       283,388
  1,459,000 President Chain Store Corp. .........................     4,035,625
    999,000 United Microelectronics Corp. Ltd. ..................     1,461,656
-------------------------------------------------------------------------------
                                                                     10,362,993
-------------------------------------------------------------------------------
 Thailand -- 3.5%
    337,800 Advanced Info Service Public Co.*....................     2,350,674
  2,136,100 Bangkok Expressway Public Co. Ltd.*..................     1,650,301
     15,100 Electricity Generating Public Co.*...................        32,773
     89,100 Hana Microelectronics Public Co. Ltd. ...............       191,249
  5,070,000 Krung Thai Bank Public Co. Ltd.*(a)..................     2,174,468
    280,700 PTT Exploration and Production Public Co. Ltd.*......     1,839,747
-------------------------------------------------------------------------------
                                                                      8,239,212
-------------------------------------------------------------------------------
 Turkey -- 4.0%
  6,569,150 Akbank T.A.S. .......................................       711,349
    842,000 Akcansa Cimento A.S. ................................        74,081
    326,500 Aksa Akrilik Kimya Sanayii A.S. .....................        17,677
     91,750 Aktas Elektrik Ticaret A.S. .........................       111,254
    386,750 Arcelik A.S. ........................................        38,389
    379,650 Ardem Pisirici ve Istici Cihazlar Sanayii A.S. ......        32,546
    158,750 Aselan Electronik Sanayi Ve Ticaret A.S.*............        15,220
    149,500 Aygaz A.S. ..........................................        52,276
    353,000 Beko Elektronik A.S. ................................        19,311
    616,000 Bolu Cimento Sanayii A.S. ...........................        16,502
  4,891,500 Dogan Sirketler Grubu Holding A.S. ..................       187,596
     39,000 Ege Biracilik Ve Malt Sanayii A.S. ..................        14,297
    240,000 Eregli Demir Ve Celik Fabrikalari T.A.S. ............        10,287
     96,000 Eregli Demir Ve Celik Fabrikalari T.A.S. Rights......           866
     36,000 Ford Otomotiv Sanayi A.S. ...........................        12,943
 23,151,000 Haci Omer Sabanci Holdings A.S. .....................     2,167,458

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 28. 1999
                      Emerging Markets Equity Investments

   SHARES             SECURITY               VALUE

------------------------------------------------------
 Turkey -- 4.0% (continued)
  1,483,000 Mardin Cimento Sanayii ve
             Ticaret...................   $     28,019
    269,925 Migros Turk T.A.S. ........      1,400,566
  3,354,750 Net Holding A.S. ..........         68,113
    953,250 Sabah Yayincilik A.S. .....         14,515
    369,000 Tat Konserve Sanayii
             A.S. .....................         56,190
    240,100 Tofas Turk Otomobil
             Fabrikasi A.S.*...........         10,020
    267,750 Tupras-Turkiye Petrol
             Rafinerileri A.S. ........         68,709
  3,226,475 Turkiye Garanti Bankasi
             A.S.*.....................        473,123
  4,317,325 Turkiye Is Bankasi ........        645,258
    585,000 Turk Sise ve Cam
             Fabrikalari A.S. .........          7,918
    128,000 Vestel Elektronik Sanayi ve
             Ticaret A.S. .............         12,813
 44,525,468 Yapi ve Kredi Bankasi
             A.S. .....................      3,114,063
------------------------------------------------------
                                             9,381,359
------------------------------------------------------
 United States -- 1.7%
     30,000 Chile Fund.................        277,500
      2,640 Comverse Technology,
             Inc.*.....................        189,420
    283,000 The India Fund Inc.........      2,246,312
    174,600 The Morgan Stanley India
             Investment Fund...........      1,418,625
------------------------------------------------------
                                             4,131,857
------------------------------------------------------
 Venezuala -- 0.3%
     35,400 Compania Anomia............        550,912
     14,100 Fondo VAl Immobil..........         33,120
     25,000 Mavesa S.A. ADR(a).........         85,937
------------------------------------------------------
                                               669,969
------------------------------------------------------
            TOTAL STOCK (Cost --
             $246,467,434)................ 229,058,102
------------------------------------------------------
    FACE
   AMOUNT             SECURITY               VALUE
------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.7%
 $6,500,000 CIBC Wood Gundy Securities
            Inc., 4.580% due 3/1/99;
            Proceeds at maturity --
             $6,502,481;
            (Fully collateralized by
            U.S. Treasury Bills due
            7/8/99;
            Market value -- $6,630,515)
            (Cost -- $6,500,000)             6,500,000
------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $252,967,434**)......$235,558,102
------------------------------------------------------

 * Non-income producing security.
(a) All or a portion of this security is on loan (see note 12).
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.


                         Classification of Investments

                           [PIE CHART APPEARS HERE]

Brazil 8.8%                                                          8.8
Greece 10.0%                                                          10
Mexico 13.6%                                                        13.6
Hungary 5.2%                                                         5.2
South Africa 5.6%                                                    5.6
Turkey 4.0%                                                            4
India 6.3%                                                           6.3
South Korea 11.8%                                                   11.8
Taiwan 4.4%                                                          4.4
Israel 4.4%                                                          4.4
Repurchase Agreement 2.7%                                            2.7
Other Stock 23.2%                                                   23.2





                       See Notes to Financial Statements.

 Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "C" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA-- Bonds rated "AAA" have the highest rating assigned by Standard &
      Poor's. Capacity to pay interest and repay principal is extremely strong.
AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB-- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B,
CCC,
CC
and
C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa-- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds rated "Aa" are judged to be of high quality by all standards.
      Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa-- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B  -- Bonds rated "B" generally lack characteristics of desirable investments.
      Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

 Short-Term Security Ratings (unaudited)

VMIG
1  -- Moody's highest rating for issues having demand feature -- variable-
      rate demand obligation (VRDO).
P-1-- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
A-1-- Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

      Security Descriptions (unaudited)

AMBAC
   -- AMBAC Indemnity Corporation
FGIC
   -- Financial Guaranty Insurance Company
GO
   -- General Obligation
ISD
   -- Independent School District
MBIA
   -- Municipal Bond Investors Assurance Corporation
PCR
   -- Pollution Control Revenue
PSFG
   -- Permanent School Fund Guaranty

                      [This page intentionally left blank]

 Statements of Assets and Liabilities (unaudited)

                          Government                 Intermediate   Long-Term     Municipal     Mortgage
                            Money       High Yield   Fixed Income      Bond         Bond         Backed
                         Investments   Investments   Investments   Investments   Investments  Investments
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost... $336,073,337  $137,552,940  $629,336,290  $137,883,658  $71,695,453  $146,166,251
 Foreign currency, at
  cost..................           --            --            --            --           --            --
 Foreign currency
  segregated for futures
  contracts, at cost....           --            --            --            --           --            --
-----------------------------------------------------------------------------------------------------------
 Investments, at value.. $336,073,337  $132,327,774  $622,758,173  $143,549,818  $71,326,181  $147,314,965
 Foreign currency, at
  value.................           --            --            --            --           --            --
 Foreign currency
  segregated for futures
  contracts, at value...           --            --            --            --           --            --
 Cash...................       27,063     1,185,299           437     1,110,357           --           247
 Collateral for
  securities on loan
  (Note 12).............           --            --            --            --           --            --
 Receivable for
  securities sold.......           --            --            --            --    3,735,817            --
 Receivable for Fund
  shares sold...........      540,915       693,725     1,306,363        85,766       52,985       195,248
 Dividends and interest
  receivable............      221,735     3,522,837     7,603,576     1,745,074      680,400       896,539
 Receivable for open
  forward foreign
  currency contracts....           --            --            --            --           --            --
 Receivable from
  manager...............      270,909            --            --            --           --            --
 Receivable from
  broker -- variation
  margin................           --            --            --            --           --            --
 Deferred organization
  costs.................           --            --            --            --           --            --
-----------------------------------------------------------------------------------------------------------
 Total Assets...........  337,133,959   137,729,635   631,668,549   146,491,015   75,795,383   148,406,999
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
 Dividends payable......      509,458     1,184,917     2,882,788       700,553      246,295       697,299
 Administration fees
  payable...............       54,161        20,768        98,865        20,698       59,183        62,861
 Management fees
  payable...............       30,916        85,119       192,565        66,953      196,636       224,408
 Payable for open
  forward foreign
  currency contracts....           --            --            --            --           --            --
 Payable for securities
  on loan (Note 12).....           --            --            --            --           --            --
 Payable to broker --
  variation margin......           --            --            --            --           --            --
 Payable to bank........           --            --            --            --      350,593            --
 Payable for securities
  purchased.............           --            --            --     7,067,400    3,090,872            --
 Accrued expenses.......      150,429        23,547       169,960        65,895       41,365        34,063
-----------------------------------------------------------------------------------------------------------
 Total Liabilities......      744,964     1,314,351     3,344,178     7,921,499    3,984,944     1,018,631
-----------------------------------------------------------------------------------------------------------
Total Net Assets........ $336,388,995  $136,415,284  $628,324,371  $138,569,516  $71,810,439  $147,388,368
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of
  beneficial interest... $    336,358  $     17,767  $     77,998  $     16,647  $     8,209  $     18,331
 Capital paid in excess
  of par value..........  336,021,256   140,933,038   637,978,732   132,096,351   71,833,008   146,450,970
 Undistributed
  (overdistributed) net
  investment income.....       48,046       (80,748)     (989,809)      (50,120)     (83,634)     (438,810)
 Accumulated net
  realized gain (loss)
  on security
  transactions..........      (16,665)      770,393    (2,164,433)      840,478      422,128       209,163
 Net unrealized
  appreciation
  (depreciation) of
  investments, foreign
  currencies and
  futures...............           --    (5,225,166)   (6,578,117)    5,666,160     (369,272)    1,148,714
-----------------------------------------------------------------------------------------------------------
Total Net Assets........ $336,388,995  $136,415,284  $628,324,371  $138,569,516  $71,810,439  $147,388,368
-----------------------------------------------------------------------------------------------------------
Shares Outstanding......  336,357,614    17,766,797    77,997,775    16,646,728    8,208,642    18,331,282
-----------------------------------------------------------------------------------------------------------
Net Asset Value.........        $1.00         $7.68         $8.06         $8.32        $8.75         $8.04
-----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                                                              February 28, 1999

                 Large          Large           Small           Small                                        Emerging
             Capitalization Capitalization  Capitalization  Capitalization  International   International     Markets
 Balanced     Value Equity      Growth       Value Equity       Growth          Equity      Fixed Income      Equity
Investments   Investments    Investments     Investments     Investments     Investments     Investments    Investments
-------------------------------------------------------------------------------------------------------------------------
$81,077,825  $1,525,027,533 $1,146,716,253  $ 840,213,995   $1,044,021,265  $1,151,882,986  $231,240,565   $ 252,967,434
         --              --             --             --               --       3,472,036     2,433,581       1,571,861
         --              --             --             --               --         939,634            --              --
-------------------------------------------------------------------------------------------------------------------------
$82,154,865  $1,952,559,225 $2,345,529,516  $ 721,439,526   $1,055,692,084  $1,343,647,375  $229,665,522   $ 235,558,102
         --              --             --             --               --       3,374,412     2,424,973       1,589,703
         --              --             --             --               --       4,464,009            --              --
         --             596          1,168          1,324               --         839,860        10,154       1,685,523
  6,749,000     248,074,151    395,017,038     21,093,811      194,244,805     138,417,946    11,991,760       5,209,170
         --      11,925,858             --      1,563,039        2,134,496      13,291,219            --       1,218,831
      1,208       2,448,019      2,378,647      1,193,724        1,259,808       1,319,890       485,634         507,507
    321,631       3,929,090      1,183,300      1,228,852          313,578       1,887,235     5,930,066         670,732
         --              --             --             --               --       3,224,048     4,471,341          26,457
         --              --             --             --               --              --            --              --
         --              --             --         14,850           23,625         762,052            --              --
         --              --             --             --               --              --            --             967
-------------------------------------------------------------------------------------------------------------------------
 89,226,704   2,218,936,939  2,744,109,669    746,535,126    1,253,668,396   1,511,228,046   254,979,450     246,466,992
-------------------------------------------------------------------------------------------------------------------------

    133,679              --             --             --               --              --       952,847              --
     19,442         303,844        372,892         79,860          220,785         211,694        37,672          37,979
     71,249         730,836        689,894        365,164          495,910         557,753        94,180         171,786
         --              --             --             --               --       3,654,212     3,816,422              --
  6,749,000     248,074,151    395,017,038     21,093,811      194,244,805     138,417,946    11,991,760       5,209,170
         --          81,000         36,000             --               --              --            --          63,080
  3,559,391              --             --             --        5,220,182              --            --              --
  4,267,489       4,479,809             --        920,803        2,581,531       4,156,520            --         600,033
     39,093         238,160        404,793        329,071          137,540       1,015,959        11,573         153,111
-------------------------------------------------------------------------------------------------------------------------
 14,839,343     253,907,800    396,520,617     22,788,709      202,900,753     148,014,084    16,904,454       6,235,159
-------------------------------------------------------------------------------------------------------------------------
$74,387,361  $1,965,029,139 $2,347,589,052  $ 723,746,417   $1,050,767,643  $1,363,213,962  $238,074,996   $ 240,231,833
-------------------------------------------------------------------------------------------------------------------------
$     6,693  $      152,554 $      102,689  $      74,917   $       66,552  $      121,239  $     28,045   $      48,872
 63,839,282   1,490,214,171  1,128,302,601    839,483,565    1,040,468,685   1,172,750,698   238,557,833     404,961,995
    143,085       3,798,576     (1,980,682)     2,172,087       (1,199,755)    (24,187,949)   (2,501,218)       (565,265)
  9,321,261      43,293,186     22,585,181        862,817            6,717      18,962,228     3,116,279    (146,621,464)
  1,077,040     427,570,652  1,198,579,263   (118,846,969)      11,425,444     195,567,746    (1,125,943)    (17,592,305)
-------------------------------------------------------------------------------------------------------------------------
$74,387,361  $1,965,029,139 $2,347,589,052  $ 723,746,417   $1,050,767,643  $1,363,213,962  $238,074,996   $ 240,231,833
-------------------------------------------------------------------------------------------------------------------------
  6,692,558     152,554,086    102,688,610     74,917,123       66,551,713     121,238,865    28,045,136      48,871,275
-------------------------------------------------------------------------------------------------------------------------
     $11.11          $12.88         $22.86          $9.66           $15.79          $11.24         $8.49           $4.92
-------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

 Statements of Operations (unaudited)


                          Government                Intermediate   Long-Term    Municipal    Mortgage
                             Money     High Yield   Fixed Income     Bond         Bond        Backed
                          Investments  Investments  Investments   Investments  Investments  Investments
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest...............  $9,304,832   $ 6,483,621  $ 18,501,349  $ 4,811,958  $ 1,704,783  $ 4,835,409
 Dividends..............          --            --            --           --           --           --
 Less: Foreign
  withholding tax.......          --            --            --           --           --           --
--------------------------------------------------------------------------------------------------------
 Total Investment
  Income................   9,304,832     6,483,621    18,501,349    4,811,958    1,704,783    4,835,409
--------------------------------------------------------------------------------------------------------
EXPENSES:
 Shareholder and system
  servicing fees........     527,634        83,717       308,812      116,249       18,378      107,833
 Administration fees
  (Note 2)..............     359,158       111,511       607,220      148,712       72,436      149,282
 Management fees (Note
  2)....................     269,368       390,288     1,185,237      297,424      144,873      373,205
 Shareholder
  communications........     135,119         7,357        33,794       12,260        4,414       15,561
 Registration fees......      19,000        21,981        80,932        3,771       14,714       16,787
 Audit and legal........      13,000        13,566        15,888       12,788       22,894       12,616
 Custody................       9,000         3,186        14,979        3,186        3,678        4,062
 Trustees' fees.........       6,450         2,452         6,484        2,471        1,962        1,961
 Pricing service fees...          --            --            --        1,290        2,502           --
 Amortization of
  deferred organization
  costs.................          --            --            --           --           --           --
 Other..................       4,931         1,962         5,833        1,837        4,414        9,282
--------------------------------------------------------------------------------------------------------
 Total Expenses.........   1,343,660       636,020     2,259,179      599,988      290,265      690,589
 Less: Management and
    administration fee
    waiver (Note 2).....    (270,909)           --            --           --           --      (90,052)
--------------------------------------------------------------------------------------------------------
 Net Expenses...........   1,072,751       636,020     2,259,179      599,988      290,265      600,537
--------------------------------------------------------------------------------------------------------
Net Investment Income
 (Loss).................   8,232,081     5,847,601    16,242,170    4,211,970    1,414,518    4,234,872
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCIES AND FUTURES
CONTRACTS (NOTES 4, 5
AND 7):
 Realized Gain (Loss)
  From:
 Security transactions
  (excluding short-term
  securities)...........       5,048*      939,341     2,645,274    1,513,080    1,548,011      524,325
 Foreign currency
  transactions..........          --            --            --           --           --           --
 Futures contracts......          --            --            --           --           --           --
--------------------------------------------------------------------------------------------------------
 Net Realized Gain
  (Loss)................       5,048       939,341     2,645,274    1,513,080    1,548,011      524,325
--------------------------------------------------------------------------------------------------------
 Change in Net
  Unrealized
  Appreciation
  (Depreciation) of
  Investments, Foreign
  Currencies and Futures
  Contracts:
 Beginning of period....          --    (2,299,908)    6,453,021   13,648,375    1,442,990    2,333,392
 End of period..........          --    (5,225,166)   (6,578,117)   5,666,160     (369,272)   1,148,714
--------------------------------------------------------------------------------------------------------
 Change in Net
  Unrealized
  Appreciation
  (Depreciation)........          --    (2,925,258)  (13,031,138)  (7,982,215)  (1,812,262)  (1,184,678)
--------------------------------------------------------------------------------------------------------
Net Gain (Loss) on
 Investments, Foreign
 Currencies and Futures
 Contracts..............       5,048    (1,985,917)  (10,385,864)  (6,469,135)    (264,251)    (660,353)
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in
 Net Assets From
 Operations.............  $8,237,129   $ 3,861,684  $  5,856,306  $(2,257,165) $ 1,150,267  $ 3,574,519
--------------------------------------------------------------------------------------------------------

 * Represents net realized gains from the sale of short-term securities for Government Money Investments.

                       See Notes to Financial Statements.

                                     For the Six Months Ended February 28, 1999

                  Large          Large           Small           Small                                      Emerging
              Capitalization Capitalization  Capitalization  Capitalization  International  International    Markets
 Balanced      Value Equity      Growth       Value Equity       Growth         Equity      Fixed Income     Equity
Investments    Investments    Investments     Investments     Investments     Investments    Investments   Investments
------------------------------------------------------------------------------------------------------------------------
$   457,402    $    557,432  $    7,793,583  $     498,576   $   1,569,108   $  1,604,701    $ 6,479,284  $     551,929
    614,298      19,291,399         716,727      9,914,544       1,566,840      6,060,073             --      3,254,844
     (4,433)        (47,543)           (510)            --              --       (710,562)       (73,878)      (198,076)
------------------------------------------------------------------------------------------------------------------------
  1,067,267      19,801,288       8,509,800     10,413,120       3,135,948      6,954,212      6,405,406      3,608,697
------------------------------------------------------------------------------------------------------------------------
     40,862         633,122       1,101,000        397,623         208,096        596,865        113,801        351,646
     72,871       1,872,110       2,102,033        756,077       1,003,386      1,316,703        227,136        240,948
    216,985       4,562,443       4,042,731      2,287,653       2,974,526      3,312,219        567,879      1,084,265
      3,349          63,753          63,753         21,035          39,627         25,368          4,425          7,357
     22,195          97,002          36,781         51,493          43,503         58,687         20,923         24,521
     14,018          21,152          14,230         20,349          11,811         14,087         13,758         13,389
      2,644          46,578          59,625         64,979          77,943        382,351         19,724        170,612
      1,866          17,164          12,260         14,688          12,491         11,739          3,924          3,924
         --              --              --             --              --         66,025          1,308          6,376
         --              --              --             --              --             --             --          3,222
      4,304          14,185          17,160          2,000          10,143         10,129          5,980          3,401
------------------------------------------------------------------------------------------------------------------------
    379,094       7,327,509       7,449,573      3,615,897       4,381,526      5,794,173        978,858      1,909,661
    (13,000)             --              --             --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------
    366,094       7,327,509       7,449,573      3,615,897       4,381,526      5,794,173        978,858      1,909,661
------------------------------------------------------------------------------------------------------------------------
    701,173      12,473,779       1,060,227      6,797,223      (1,245,578)     1,160,039      5,426,548      1,699,036
------------------------------------------------------------------------------------------------------------------------
 10,181,389      56,656,569      27,297,190      1,408,164       4,110,876     12,193,534      3,556,547    (63,526,377)
         --              --              --             --              --      1,489,332      2,834,989       (453,717)
         --         142,070         760,656       (648,720)        299,858      4,736,234             --             --
------------------------------------------------------------------------------------------------------------------------
 10,181,389      56,798,639      28,057,846        759,444       4,410,734     18,419,100      6,391,536    (63,980,094)
------------------------------------------------------------------------------------------------------------------------
  2,109,463     155,590,845     572,475,765   (141,398,451)   (217,663,364)    60,153,722      3,407,847   (110,318,147)
  1,077,040     427,570,652   1,198,579,263   (118,846,969)     11,425,444    195,567,746     (1,125,943)   (17,592,305)
------------------------------------------------------------------------------------------------------------------------

 (1,032,423)    271,979,807     626,103,498     22,551,482     229,088,808    135,414,024     (4,533,790)    92,725,842
------------------------------------------------------------------------------------------------------------------------
  9,148,966     328,778,446     654,161,344     23,310,926     233,499,542    153,833,124      1,857,746     28,745,748
------------------------------------------------------------------------------------------------------------------------
$ 9,850,139    $341,252,225  $  655,221,571  $  30,108,149    $232,253,964   $154,993,163    $ 7,284,294  $  30,444,784
------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Statements of Changes in Net Assets (unaudited)

                           Government                 Intermediate   Long-Term     Municipal     Mortgage
                             Money       High Yield   Fixed Income      Bond         Bond         Backed
                          Investments   Investments   Investments   Investments   Investments  Investments
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................  $  8,232,081  $  5,847,601  $ 16,242,170  $  4,211,970  $ 1,414,518  $  4,234,872
 Net realized gain
  (loss)................         5,048       939,341     2,645,274     1,513,080    1,548,011       524,325
 Change in net
  unrealized
  appreciation
  (depreciation)........            --    (2,925,258)  (13,031,138)   (7,982,215)  (1,812,262)   (1,184,678)
------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in
  Net Assets From
  Operations............     8,237,129     3,861,684     5,856,306    (2,257,165)   1,150,267     3,574,519
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
(NOTE 3):
 Net investment income..    (8,235,668)   (6,445,287)  (17,231,979)   (4,407,294)  (1,498,152)   (4,364,891)
 Net realized gain......            --      (220,935)           --    (5,585,193)  (1,082,749)     (864,424)
------------------------------------------------------------------------------------------------------------
 Decrease in Net Assets
  From Distributions to
  Shareholders..........    (8,235,668)   (6,666,222)  (17,231,979)   (9,992,487)  (2,580,901)   (5,229,315)
------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 13):
 Net proceeds from sale
  of shares.............   375,651,906    85,201,664   173,865,587    26,115,209   12,442,186    20,114,456
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............     8,235,668     5,458,043    14,007,454     9,011,279    2,229,720     3,513,640
 Cost of shares
  reacquired............  (423,260,743)  (27,996,667) (123,171,143)  (41,919,654) (13,941,846)  (30,627,786)
------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in
  Net Assets From Fund
  Share Transactions....   (39,373,169)   62,663,040    64,701,898    (6,793,166)     730,060    (6,999,690)
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in
 Net Assets.............   (39,371,708)   59,858,502    53,326,225   (19,042,818)    (700,574)   (8,654,486)
NET ASSETS:
 Beginning of period....   375,760,703    76,556,782   574,998,146   157,612,334   72,511,013   156,042,854
------------------------------------------------------------------------------------------------------------
 End of period*.........  $336,388,995  $136,415,284  $628,324,371  $138,569,516  $71,810,439  $147,388,368
------------------------------------------------------------------------------------------------------------
* Includes undistributed
  (overdistributed) net
  investment income of:        $48,046      $(80,748)    $(989,809)     $(50,120)    $(83,634)    $(438,810)
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                    For the Six Months Ended February 28, 1999

                   Large           Large           Small          Small                                        Emerging
               Capitalization  Capitalization  Capitalization Capitalization  International   International    Markets
   Balanced     Value Equity       Growth       Value Equity      Growth          Equity      Fixed Income      Equity
 Investments    Investments     Investments     Investments    Investments     Investments     Investments   Investments
--------------------------------------------------------------------------------------------------------------------------
 $    701,173  $   12,473,779  $    1,060,227   $  6,797,223  $   (1,245,578) $    1,160,039  $  5,426,548   $  1,699,036
   10,181,389      56,798,639      28,057,846        759,444       4,410,734      18,419,100     6,391,536    (63,980,094)
  (1,032,423)     271,979,807     626,103,498     22,551,482     229,088,808     135,414,024    (4,533,790)    92,725,842
--------------------------------------------------------------------------------------------------------------------------

    9,850,139     341,252,225     655,221,571     30,108,149     232,253,964     154,993,163     7,284,294     30,444,784
--------------------------------------------------------------------------------------------------------------------------



  (1,089,787)     (24,090,925)     (3,040,909)   (13,030,717)             --     (17,799,557)   (5,745,160)    (2,193,397)
  (7,093,572)    (228,219,822)    (81,027,132)  (117,115,182)    (33,622,731)    (69,094,047)           --             --
--------------------------------------------------------------------------------------------------------------------------

  (8,183,359)    (252,310,747)    (84,068,041)  (130,145,899)    (33,622,731)    (86,893,604)   (5,745,160)    (2,193,397)
--------------------------------------------------------------------------------------------------------------------------


   17,358,419     260,858,364     311,700,184    118,730,974     201,860,084     250,570,544    67,040,918    121,330,572

    8,040,891     249,441,931      83,203,975    128,710,339      30,632,228      86,017,381     4,672,376      2,174,644
 (21,148,640)    (346,456,824)   (411,914,605)  (163,996,867)   (238,866,153)   (372,660,292)  (27,245,358)  (142,050,698)
--------------------------------------------------------------------------------------------------------------------------


    4,250,670     163,843,471     (17,010,446)    83,444,446      (6,373,841)    (36,072,367)   44,467,936    (18,545,482)
--------------------------------------------------------------------------------------------------------------------------
    5,917,450     252,784,949     554,143,084    (16,593,304)    192,257,392      32,027,192    46,007,070      9,705,905

   68,469,911   1,712,244,190   1,793,445,968    740,339,721     858,510,251   1,331,186,770   192,067,926    230,525,928
--------------------------------------------------------------------------------------------------------------------------
  $74,387,361  $1,965,029,139  $2,347,589,052   $723,746,417  $1,050,767,643  $1,363,213,962  $238,074,996   $240,231,833
--------------------------------------------------------------------------------------------------------------------------


     $143,085      $3,798,576     $(1,980,682)    $2,172,087  $   (1,199,755)   $(24,187,949)  $(2,501,218)     $(565,265)
--------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 Statements of Changes in Net Assets

                           Government                  Intermediate     Long-Term     Municipal      Mortgage
                              Money       High Yield   Fixed Income       Bond           Bond         Backed
                           Investments    Investments*  Investments    Investments   Investments   Investments
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................ $    20,854,536  $   516,938  $  27,284,549  $  10,498,725  $  2,691,994  $  8,727,876
 Net realized gain
  (loss)................          15,183       51,987      3,744,712      5,797,072     1,912,093       920,742
 Change in net
  unrealized
  appreciation
  (depreciation)........              --   (2,299,908)     4,644,525     10,550,443       264,172     2,463,610
----------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in
  Net Assets From
  Operations............      20,869,719   (1,730,983)    35,673,786     26,846,240     4,868,259    12,112,228
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
(NOTE 3):
 Net investment income..     (20,817,444)          --    (28,668,737)   (10,320,616)   (2,798,542)   (9,085,434)
 In excess of net
  investment income.....              --           --             --             --      (12,577)            --
 Net realized gains.....              --           --             --             --            --            --
 Capital................              --           --             --             --            --            --
----------------------------------------------------------------------------------------------------------------
 Decrease in Net Assets
  From Distributions to
  Shareholders..........     (20,817,444)          --    (28,668,737)   (10,320,616)   (2,811,119)   (9,085,434)
----------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 13):
 Net proceeds from sale
  of shares.............   1,099,355,642   84,271,048    318,866,875     71,893,064    38,878,990    59,556,774
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............      20,711,995           --     27,942,868      9,966,479     2,676,826     8,741,346
 Cost of shares
  reacquired............  (1,133,072,640)  (5,983,283)  (162,910,906)  (123,824,171)  (23,125,787)  (51,868,166)
----------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in
  Net Assets From Fund
  Share Transactions....     (13,005,003)  78,287,765    183,898,837    (41,964,628)   18,430,029    16,429,954
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in
 Net Assets.............     (12,952,728)  76,556,782    190,903,886    (25,439,004)   20,487,169    19,456,748
NET ASSETS:
 Beginning of year......     388,713,431           --    384,094,260    183,051,338    52,023,844   136,586,106
----------------------------------------------------------------------------------------------------------------
 End of year**.......... $   375,760,703  $76,556,782  $ 574,998,146  $ 157,612,334  $ 72,511,013  $156,042,854
----------------------------------------------------------------------------------------------------------------
**  Includes
    undistributed
    (overdistributed)
    net investment
    income of:..........         $51,633     $516,938            --        $145,204           --      $(308,791)
----------------------------------------------------------------------------------------------------------------

* For the period from July 13, 1998 (commencement of operations) to August 31, 1998.

                       See Notes to Financial Statements.

                                             For the Year Ended August 31, 1998

                    Large           Large           Small           Small                                        Emerging
                Capitalization  Capitalization  Capitalization  Capitalization  International   International     Markets
   Balanced      Value Equity       Growth       Value Equity       Growth          Equity      Fixed Income      Equity
 Investments     Investments     Investments     Investments     Investments     Investments     Investments    Investments
-----------------------------------------------------------------------------------------------------------------------------
 $  1,623,294   $   23,091,038  $    3,115,159  $  12,507,740   $  (4,598,693)  $   16,602,744  $  7,754,609   $   2,147,800
    6,248,631      309,582,594      92,315,984    126,717,993      63,217,819       68,494,731    (2,357,523)    (83,481,396)
   (8,745,235)    (328,306,395)     33,403,155   (267,653,788)   (355,285,479)     (33,327,025)    9,192,849    (112,237,146)
-----------------------------------------------------------------------------------------------------------------------------
     (873,310)       4,367,237     128,834,298   (128,428,055)   (296,666,353)      51,770,450    14,589,935    (193,570,742)
-----------------------------------------------------------------------------------------------------------------------------
   (2,039,127)     (15,036,214)     (8,248,609)    (7,959,256)             --      (20,300,462)   (3,603,597)     (3,287,443)

           --               --              --             --              --               --            --              --
   (4,410,524)    (315,031,240)   (116,496,378)   (92,050,884)    (63,933,403)     (15,037,570)   (6,258,532)    (13,499,891)
           --               --              --             --              --               --    (1,915,349)             --
-----------------------------------------------------------------------------------------------------------------------------
   (6,449,651)    (330,067,454)   (124,744,987)  (100,010,140)    (63,933,403)     (35,338,032)  (11,777,478)    (16,787,334)
-----------------------------------------------------------------------------------------------------------------------------
   30,327,843      751,729,348     672,757,886    511,096,587     880,641,543    1,100,027,468   109,345,425     406,163,589
    6,438,720      325,590,404     123,688,134     99,076,852      63,551,193       34,828,762    11,416,196      16,701,768
  (50,762,907)    (974,122,692)   (851,906,290)  (263,767,519)   (502,403,869)    (956,546,192)  (57,116,635)   (208,261,232)
-----------------------------------------------------------------------------------------------------------------------------
  (13,996,344)     103,197,060     (55,460,270)   346,405,920     441,788,867      178,310,038    63,644,986     214,604,125
-----------------------------------------------------------------------------------------------------------------------------
  (21,319,305)    (222,503,157)    (51,370,959)   117,967,725      81,189,111      194,742,456    66,457,443       4,246,049
   89,789,216    1,934,747,347   1,844,816,927    622,371,996     777,321,140    1,136,444,314   125,610,483     226,279,879
-----------------------------------------------------------------------------------------------------------------------------
 $ 68,469,911   $1,712,244,190  $1,793,445,968  $ 740,339,721   $ 858,510,251   $1,331,186,770  $192,067,926   $ 230,525,928
-----------------------------------------------------------------------------------------------------------------------------
     $531,699      $15,415,722              --     $8,405,581         $45,823      $(9,037,763)  $(5,017,595)       $382,813
-----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)
  1.  Significant Accounting Policies

  Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of fourteen separate investment portfolios ("Portfolios"): Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments.

  The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; except for Government Money Investments, which values investments using the amortized cost method; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis;
(e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1998, reclassifications were made to the capital accounts of the Intermediate Fixed Income Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments and Emerging Markets Equity Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed (overdistributed) net investment income amounting to $(933,271), $(12,577), $(4,475,857) and $2,685 was reclassified to paid-in capital for Intermediate Fixed Income Investments, Municipal Bond Investments, Small Capitalization Growth Investments and International Equity Investments, respectively. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

  Organization costs have been deferred and amortized on a straight line basis over a five-year period, beginning with each portfolio's respective commencement of operations. As of February 28, 1999, deferred organization costs had been fully amortized for all portfolios except Emerging Markets Equity Investments.

  In addition, for Emerging Markets Equity Investments, organization costs have been deferred and are currently being amortized on a straight-line basis over a five year period, beginning with the commencement of operations in April 1994.

  In addition, certain portfolios may from time to time enter into futures contracts in order to hedge market risk. Also, certain portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  2. Investment Advisory Agreement, Administration Agreement and Other Transactions

  The Fund has entered into an investment management agreement ("Management Agreement") with SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"). The Consulting Group ("Manager"), a division of SSBC, provides investment evaluation services with respect to the investment advisors of the Fund. SSBC has entered into an investment advisory agreement with each adviser selected for the Portfolios (collectively, "Advisors").

  Under the Management Agreement, each Portfolio pays SSBC a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, SSBC pays each Advisor, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis. The applicable management fee, advisory fee paid by SSBC to each Advisor, and the Advisor for each Portfolio are indicated below:

                                                                                    Annual
                                                                          Advisor Management
            Portfolio                                  Advisors             Fee      Fee
--------------------------------------------------------------------------------------------
 Government Money Investments                  Standish, Ayer & Wood,
                                                Inc.
                                               on the first $100           0.15%     0.15%
                                                million
                                               on the amount over $100     0.10      0.15
                                                million

 High Yield Investments                        Alliance Capital            0.45      0.70
                                                Management L.P.

 Intermediate Fixed Income Investments         Standish, Ayer & Wood,
                                                Inc.:
                                               on the first $500           0.20      0.40
                                                million
                                               on the amount over $500     0.15      0.40
                                                million

 Long-Term Bond Investments                    National Asset              0.20      0.40
                                                Management Corp.

 Municipal Bond Investments                    Smith Affiliated Capital    0.20      0.40
                                                Corp.

 Mortgage Backed Investments                   Atlantic Portfolio          0.25      0.50
                                                Analytics & Management,
                                                Inc.

 Balanced Investments                          Laurel Capital Advisors,    0.30      0.60
                                                LLP
                                               Seix Investment             0.25      0.60
                                                Advisors, Inc.

 Large Capitalization Value Equity Investments Barclays Global Fund        0.02      0.32
                                                Advisors
                                               The Boston Co. Asset
                                                Management, Inc.:
                                               on the first $350           0.30      0.60
                                                million
                                               on the amount over $350     0.25      0.60
                                                million
                                               Parametric Portfolio
                                                Associates:
                                               on the first $300           0.20      0.50
                                                million
                                               on the amount over $300     0.15      0.45
                                                million

 Large Capitalization Growth Investments       Provident Investment
                                                Counsel Inc.
                                               on the first $100           0.30      0.60
                                                million
                                               on the amount over $100     0.25      0.60
                                                million
                                               Barclays Global Fund        0.02      0.32
                                                Advisors

 Small Capitalization Value Equity Investments NFJ Investment Group
                                               on the first $450           0.50      0.80
                                                million
                                               on the amount over $450     0.45      0.75
                                                million
                                               David L. Babson & Co.,
                                                Inc.
                                               on the first $100           0.50      0.80
                                                million
                                               on the amount over $100     0.45      0.80
                                                million
                                               Mellon Capital              0.06      0.36
                                                Management Corp.

 Small Capitalization Growth Investments       Wall Street Associates      0.50      0.80
                                               Mellon Capital              0.06      0.36
                                                Management Corp.
                                               Westpeak Investment         0.50      0.80
                                                Advisors, L.P.

 International Equity Investments              Oechsle International       0.40      0.70
                                                Advisors, LLC

                                               State Street Global         0.06      0.37
                                                Advisors

 International Fixed Income Investments        Julius Baer Investments     0.25      0.50
                                                Management Inc.

 Emerging Markets Equity Investments           AIB Govett, Inc.            0.60      0.90
                                               State Street Global         0.60      0.90
                                                Advisors
                                               Baring Asset Management,    0.60      0.90
                                                Inc.
--------------------------------------------------------------------------------------------

  SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

  For the six months ended February 28, 1999, the following fees were waived:

                                                  Total
                                                   Fee
       Portfolio                                 Waivers  Manager Administrator
-------------------------------------------------------------------------------
Government Money Investments.................... $270,909      --   $270,909
Mortgage Backed Investments.....................   90,052 $64,323     25,729
Balanced Investments............................   13,000   9,750      3,250
-------------------------------------------------------------------------------

  For the six months ended February 28, 1999, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, received brokerage commissions of approximately $148,142.

  All officers and one Trustee of the Fund are employees of SSB.

  3. Exempt-Interest Dividends and Other Dividends

  Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the portfolio.

  Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

  4. Investments

  During the six months ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

      Portfolio                                         Purchases      Sales
--------------------------------------------------------------------------------
High Yield Investments................................ $109,122,941 $ 49,763,573
Intermediate Fixed Income Investments.................  359,064,131  315,475,053
Long-Term Bond Investments............................   24,902,212   29,678,706
Municipal Bond Investments............................   86,685,631   84,881,981
Mortgage Backed Investments...........................   79,869,362   68,119,391
Balanced Investments..................................  109,111,562  109,179,802
Large Capitalization Value Equity Investments.........  390,797,276  471,506,082
Large Capitalization Growth Investments...............  209,728,778  283,284,508
Small Capitalization Value Equity Investments.........  151,640,076  201,333,590
Small Capitalization Growth Investments...............  487,305,384  233,668,086
International Equity Investments......................  156,547,043  283,017,618
International Fixed Income Investments................  213,135,085  178,247,151
Emerging Markets Equity Investments...................  191,028,803  193,597,677
--------------------------------------------------------------------------------

  At February 28, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                               Net Unrealized
                                                                Appreciation
      Portfolio                   Appreciation   Depreciation  (Depreciation)
-------------------------------------------------------------------------------
High Yield Investments.........  $     2,691,920 $ (7,917,086) $    (5,225,166)
Intermediate Fixed Income In-
 vestments.....................        2,243,694   (8,821,811)      (6,578,117)
Long-Term Bond Investments.....        6,880,225   (1,214,065)       5,666,160
Municipal Bond Investments.....          257,196     (626,468)        (369,272)
Mortgage Backed Investments....        1,550,355     (401,641)       1,148,714
Balanced Investments...........        3,406,554   (2,329,514)       1,077,040
Large Capitalization Value Eq-
 uity Investments..............      502,764,720  (75,233,028)     427,531,692
Large Capitalization Growth In-
 vestments.....................    1,239,171,520  (40,358,257)   1,198,813,263
Small Capitalization Value Eq-
 uity Investments..............       39,943,516 (158,717,985)    (118,774,469)
Small Capitalization Growth In-
 vestments.....................      205,525,520 (193,854,701)      11,670,819
International Equity Invest-
 ments.........................      310,088,256 (118,323,867)     191,764,389
International Fixed Income In-
 vestments.....................        4,031,256   (5,606,299)      (1,575,043)
Emerging Markets Equity Invest-
 ments.........................       20,860,704  (38,270,036)     (17,409,332)
-------------------------------------------------------------------------------

  5. Futures Contracts

  Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

  The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

  At February 28, 1999, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments and International Equity Investments had the following open futures contracts:

Large Capitalization Value Equity Investments

                           # of                  Basis      Market    Unrealized
Purchased Contracts      Contracts Expiration    Value       Value       Gain
--------------------------------------------------------------------------------
S&P 500 Index...........     54       3/99    $16,640,290 $16,679,250 $  38,960
--------------------------------------------------------------------------------

Large Capitalization Growth Investments

                           # of                  Basis      Market    Unrealized
Purchased Contracts      Contracts Expiration    Value       Value       Loss
--------------------------------------------------------------------------------
S&P 500 Index...........     24       3/99    $ 7,647,000 $ 7,413,000 $(234,000)
--------------------------------------------------------------------------------

Small Capitalization Value Equity Investments

                           # of                  Basis      Market    Unrealized
Purchased Contracts      Contracts Expiration    Value       Value       Loss
--------------------------------------------------------------------------------
Russell 2000............     22       6/99    $ 4,399,350 $4,326,850  $ (72,500)
--------------------------------------------------------------------------------

Small Capitalization Growth Investments

                           # of                  Basis      Market    Unrealized
Purchased Contracts      Contracts Expiration    Value       Value       Loss
--------------------------------------------------------------------------------
Russell 2000............     35       3/99    $7,129,000  $ 6,883,625 $(245,375)
--------------------------------------------------------------------------------

International Equity Investments

                                                                      Unrealized
                           # of                  Basis      Market       Gain
Purchased Contracts      Contracts Expiration    Value       Value      (Loss)
--------------------------------------------------------------------------------
Australian ALL Ordi-
 naries.................    115       3/99    $ 5,070,731 $ 5,159,721 $  88,990
Hang Seng Stock Index
 Future.................     21       3/99      1,264,230   1,332,185    67,955
IBEX 35 PLUS............     38       3/99      4,072,669   4,159,763    87,094
London Financial Times
 Stock Exchange 100.....     84       3/99      7,969,322   8,286,693   317,371
Marche A Terme Interna-
 tional de France Cac
 40.....................     14       3/99        634,256     629,063    (5,193)
MIB 30..................     26       3/99      4,971,049   5,178,027   206,978
Osaka Securities Ex-
 change Nikkei 300......    140       3/99      2,643,068   2,641,925    (1,143)
--------------------------------------------------------------------------------
Total...................                      $26,625,325 $27,387,377 $ 762,052
--------------------------------------------------------------------------------

  6. Foreign Securities

  International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

  7. Forward Foreign Currency Contracts

  At February 28, 1999, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments had the following open forward foreign currency contracts. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

                                       Local     Market   Settlement Unrealized
Foreign Currency                     Currency    Value       Date    Gain (Loss)
--------------------------------------------------------------------------------
To Sell:
Australian Dollar...................   200,000 $  124,204  03/05/99   $    175
Australian Dollar...................   400,000    248,408  03/05/99     (3,608)
Australian Dollar...................   720,000    447,135  03/05/99     (1,815)
Australian Dollar................... 1,000,000    621,020  03/05/99     20,879
Australian Dollar...................   200,000    124,204  03/05/99      2,095
Australian Dollar...................   220,000    136,624  03/05/99      3,057
Australian Dollar...................   550,000    341,561  03/05/99     12,088
Australian Dollar...................   300,000    186,306  03/05/99      3,773
British Pound.......................   850,000  1,361,516  03/05/99     58,748
British Pound.......................   970,000  1,553,730  03/05/99     78,779
British Pound.......................   600,000    961,070  03/05/99     47,589
British Pound....................... 1,300,000  2,082,318  03/05/99     92,841
British Pound....................... 1,600,000  2,562,853  03/05/99     86,746
British Pound....................... 1,500,000  2,402,675  03/05/99     35,874
British Pound.......................   700,000  1,121,248  03/05/99     30,461
British Pound.......................   400,000    640,713  03/05/99     20,386
British Pound....................... 2,200,000  3,523,923  03/05/99     68,676
British Pound....................... 1,500,000  2,402,675  03/05/99     39,879
British Pound....................... 3,000,000  4,805,350  03/05/99    101,149
Euro................................   554,468    608,789  03/01/99       (455)
Euro................................ 2,300,000  2,525,843  03/05/99    161,476
Euro................................ 5,200,000  5,710,603  03/05/99    378,908
Euro................................ 6,000,000  6,589,157  03/05/99    187,242
French Franc........................ 8,400,000  1,406,236  03/05/99    109,872

                               Local         Market    Settlement Unrealized
Foreign Currency              Currency       Value        Date    Gain (Loss)
------------------------------------------------------------------------------
French Franc..............      9,300,000 $  1,556,904  03/05/99  $   105,590
French Franc..............      4,363,000      730,405  03/05/99       38,336
German Mark...............      1,000,000      561,460  03/05/99       45,649
German Mark...............      3,300,000    1,852,817  03/05/99      147,546
German Mark...............      8,700,000    4,884,700  03/05/99      119,613
Italian Lira..............  1,601,000,000      907,992  03/05/99       70,673
Italian Lira..............  1,208,000,000      685,106  03/05/99       46,128
Italian Lira.............. 10,709,463,000    6,073,774  03/05/99       34,749
Japanese Yen..............    250,000,000    2,109,040  03/05/99       42,422
Japanese Yen..............    100,000,000      843,616  03/05/99       24,891
Japanese Yen..............    121,000,000    1,020,775  03/05/99       40,069
Japanese Yen..............    232,400,000    1,960,564  03/05/99       60,305
Japanese Yen..............    220,000,000    1,855,955  03/05/99      122,817
Japanese Yen..............    150,000,000    1,265,424  03/05/99       81,316
Japanese Yen..............    110,000,000      927,977  03/05/99       45,397
Japanese Yen..............    100,000,000      843,616  03/05/99       35,953
Japanese Yen..............    410,000,000    3,458,826  03/05/99      177,859
Japanese Yen..............    410,000,000    3,458,826  03/05/99          504
New Zealand Dollar........     10,480,000    5,492,983  03/04/99       81,852
Spanish Peseta............    349,600,000    2,307,331  03/05/99      154,640
Spanish Peseta............    439,415,000    2,900,103  03/05/99      137,467
Swedish Krona.............     12,600,000    1,534,898  03/05/99       66,912
Swedish Krona.............        600,000       73,090  03/05/99        2,667
------------------------------------------------------------------------------
                                            89,794,343              3,218,170
------------------------------------------------------------------------------
To Buy:
Australian Dollar.........      1,756,627    1,090,880  03/01/99       (9,120)
Australian Dollar.........     11,185,000    6,946,120  03/05/99      (89,245)
British Pound.............      1,406,731    2,253,322  03/04/99       (7,731)
British Pound.............     11,257,000   18,031,277  03/05/99     (655,342)
British Pound.............      2,600,000    4,164,637  03/05/99     (173,462)
British Pound.............      2,000,000    3,203,567  03/05/99      (62,432)
British Pound.............      2,000,000    3,203,567  03/05/99      (58,012)
Euro......................      1,901,829    2,088,152  03/01/99      (11,847)
Euro......................      3,000,000    3,294,578  03/05/99      (87,321)
Euro......................      1,500,000    1,647,289  03/05/99      (47,710)
Euro......................      8,000,000    8,785,543  03/05/99     (174,856)
French Franc..............     22,063,000    3,693,547  03/05/99     (256,855)
German Mark...............      4,490,000    2,520,955  03/05/99     (177,362)
German Mark...............     10,900,000    6,119,912  03/05/99     (428,601)
Italian Lira.............. 13,518,463,000    7,666,872  03/05/99     (546,045)
Japanese Yen..............    919,000,000    7,752,833  03/05/99       (4,404)
Japanese Yen..............    340,000,000    2,868,295  03/05/99     (122,292)
Japanese Yen..............    300,000,000    2,530,848  03/05/99     (126,369)
Japanese Yen..............    280,000,000    2,362,125  03/05/99      (23,431)
New Zealand Dollar........     10,480,000    5,492,983  03/04/09     (168,732)
Swedish Krona.............     17,646,000    2,149,588  03/05/99      (48,523)
Spanish Peseta............    789,015,000    5,207,435  03/05/99     (368,642)
------------------------------------------------------------------------------
                                           103,074,325             (3,648,334)
------------------------------------------------------------------------------
Total Unrealized Loss on
 Forward Foreign Currency
 Contracts................                                        $  (430,164)
------------------------------------------------------------------------------

International Fixed Income Investments

                                                                    Unrealized
                                  Local        Market    Settlement    Gain
Cross Forwards                  Currency       Value        Date      (Loss)
--------------------------------------------------------------------------------
To Buy:
Australian Dollar...........     10,090,181 $  6,266,766  03/22/99  $  (255,436)
British Pound...............     10,185,454   16,311,754  03/15/99     (291,897)
British Pound...............      5,041,381    8,073,647  03/15/99     (131,438)
Euro........................      3,325,284    3,651,063  03/01/99     (174,004)
Euro........................      6,523,765    7,170,532  03/22/99     (393,165)
Euro........................      2,454,786    2,698,292  03/23/99     (137,040)
Euro........................      9,857,390   10,836,304  03/25/99     (598,668)
Euro........................     26,628,320   29,274,200  03/26/99   (1,727,253)
Japanese Yen................  2,719,683,000   22,974,894  03/15/99      341,736
Norwegian Krone.............     28,724,800    3,627,485  03/01/99     (107,521)
--------------------------------------------------------------------------------
                                             110,884,937             (3,474,686)
--------------------------------------------------------------------------------
To Sell:
Australian Dollar...........     11,938,000 $  7,414,402  03/22/99  $   149,296
Australian Dollar...........     18,058,000   11,215,559  03/25/99      219,414
British Pound...............     13,931,960   22,311,691  03/15/99      321,467
British Pound...............     18,749,000   30,019,710  03/26/99      981,743
Euro........................      3,298,479    3,621,631  03/01/99      113,374
Euro........................      5,755,721    6,326,344  03/22/99      195,858
Japanese Yen................  1,804,017,000   15,239,681  03/15/99    1,363,970
Japanese Yen................    915,666,000    7,735,214  03/15/99      469,871
New Zealand Dollar..........      5,185,000    2,718,302  03/23/99      117,030
Norwegian Krone.............     28,724,800    3,627,485  03/01/99      197,582
--------------------------------------------------------------------------------
                                             110,230,019              4,129,605
--------------------------------------------------------------------------------
Total Unrealized Gain on
 Forward
 Foreign Currency Contracts..                                       $   654,919
--------------------------------------------------------------------------------


Emerging Markets Equity Investments

                                  Local        Market    Settlement Unrealized
Foreign Currency                Currency       Value        Date       Gain
--------------------------------------------------------------------------------
To Buy:
Argentine Peso..............        923,400 $    926,457   4/22/99  $    26,457
--------------------------------------------------------------------------------

  8. Repurchase Agreements